      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2019.

                                                            FILE NOS. 333-201800
                                                                       811-03240
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 17               [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 260                         [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

         THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (Name of Depositor)


                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (713) 831-3150


                               MARK MATTHES, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2019 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life
Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
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         THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- ---------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Platinum Elite Variable Annuity;
                                                                                    Purchasing a Polaris Platinum Elite
                                                                                    Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum Elite Variable
                                                                                    Annuity; Purchasing a Polaris Platinum
                                                                                    Elite Variable Annuity; Investment
                                                                                    Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Platinum Elite
                                                                                    Variable Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                    CAPTION
--------------------------------------------------- -------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Platinum Elite Variable
                                                     Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Platinum Elite
                                                     Variable Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

       SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2019

--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                           VALIC SEPARATE ACCOUNT A
                    Polaris Platinum Elite Variable Annuity

--------------------------------------------------------------------------------

This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect a living benefit feature.

This Rate Sheet Supplement provides the Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages that we are currently offering. This Rate Sheet Supplement must be used in conjunction with the prospectus dated May 1, 2019. If you need another copy of the prospectus, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-201800.

The percentages listed below apply to applications signed on or after May 1, 2019. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract.

At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-201800.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE

In each table below, the first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

POLARIS INCOME PLUS FLEX

Number of Covered Persons and Age of           Polaris Income Plus Flex   Polaris Income Plus Flex   Polaris Income Plus Flex
Covered Person(s) on the Activation Date/(1)/      Income Option 1            Income Option 2            Income Option 3
--------------------------------------------   ------------------------   ------------------------   ------------------------
  One Covered Person (Age 45 - 59)                       4.5% / 3.0%/(2)/           4.5% / 3.0%/(2)/           3.75% / 3.75%
  One Covered Person (Age 60 - 64)                       5.5% / 3.0%/(2)/           5.5% / 3.0%/(2)/           4.25% / 4.25%
  One Covered Person (Age 65 - 71)                         6.5% / 4.5%                7.5% / 3.5%               5.5% / 5.5%
  One Covered Person (Age 72 and Older)                    7.0% / 4.5%                8.0% / 3.5%              5.75% / 5.75%
  Two Covered Persons (Age 45 - 59)                      3.5% / 3.0%/(3)/           3.5% / 3.0%/(3)/           3.25% / 3.25%
  Two Covered Persons (Age 60 - 64)                      4.5% / 3.0%/(3)/           4.5% / 3.0%/(3)/           3.75% / 3.75%
  Two Covered Persons (Age 65 - 71)                        6.0% / 4.5%                7.0% / 3.5%               5.0% / 5.0%
  Two Covered Persons (Age 72 and Older)                   6.5% / 4.5%                7.5% / 3.5%              5.25% / 5.25%

POLARIS INCOME PLUS DAILY FLEX

                                               Polaris Income Plus       Polaris Income Plus       Polaris Income Plus
Number of Covered Persons and Age of               Daily Flex                Daily Flex                Daily Flex
Covered Person(s) on the Activation Date/(1)/    Income Option 1           Income Option 2           Income Option 3
--------------------------------------------   -------------------       -------------------       -------------------
  One Covered Person (Age 45 - 59)                    4.25% / 2.75%/(4)/        4.25% / 2.75%/(4)/         3.5% / 3.5%
  One Covered Person (Age 60 - 64)                    5.25% / 3.0%/(4)/         5.25% / 3.0%/(4)/          4.0% / 4.0%
  One Covered Person (Age 65 - 71)                       6.5% / 4.5%               7.5% / 3.5%             5.5% / 5.5%
  One Covered Person (Age 72 and Older)                  7.0% / 4.5%               8.0% / 3.5%            5.75% / 5.75%
  Two Covered Persons (Age 45 - 59)                   3.25% / 2.75%/(5)/        3.25% / 2.75%/(5)/         3.0% / 3.0%
  Two Covered Persons (Age 60 - 64)                   4.25% / 3.0%/(5)/         4.25% / 3.0%/(5)/          3.5% / 3.5%
  Two Covered Persons (Age 65 - 71)                      6.0% / 4.5%               7.0% / 3.5%             5.0% / 5.0%
  Two Covered Persons (Age 72 and Older)                 6.5% / 4.5%               7.5% / 3.5%            5.25% / 5.25%

(1)If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)If one Covered Person is elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person's 65/th/ birthday.
(3)If two Covered Persons are elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person's 65/th/ birthday.
(4)If one Covered Person is elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65/th/ birthday.
(5)If two Covered Persons are elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65/th/ birthday.

Dated: May 1, 2019

               Please keep this Supplement with your Prospectus

                             POLARIS Platinum Elite

                                   PROSPECTUS
                                  MAY 1, 2019
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               in connection with

                            VALIC SEPARATE ACCOUNT A

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


IMPORTANT INFORMATION ABOUT LIVING BENEFITS: If you elect a Living Benefit, you must allocate your money according to applicable investment requirements, which may limit your ability to grow contract value. If you do not plan on taking withdrawals, or you take any withdrawals prior to the Activation Date or take Excess Withdrawals after the Activation Date that could result in your contract value and Income Base reducing to zero, then electing a Living Benefit may not be appropriate for you because you are paying fees for a Living Benefit you may not use.

If you elected Polaris Income Plus Flex, there is an incentive if you wait 12 years before activating Lifetime Income. However, prior to activating Lifetime Income, if a withdrawal reduces contract value to zero, the contract will be terminated including any optional benefits and features. The longer you wait before activating Lifetime Income, the less time you will have to benefit from the guarantees of the Living Benefit due to decreasing life expectancy. Therefore, there is a likelihood that you will have paid for a benefit that does not result in maximizing payments under the benefit.

If you elect a Living Benefit, prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit features.

If you elect a Living Benefit, not all Underlying Funds are available as investment options. Please see "Are there investment requirements if I elect a living benefit?" under OPTIONAL LIVING BENEFITS for details. If you purchased your contract prior to May 1, 2019, please see Appendix G for applicable terms to your contract.




UNDERLYING FUNDS:                                   MANAGED BY:
  Franklin Allocation VIP Fund(1)                   Franklin Templeton Services, LLC
  Franklin Income VIP Fund                          Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund*   Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund              Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                        Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund               Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio           Lord, Abbett & Co. LLC
  SA AB Growth Portfolio(2)                         AllianceBernstein L.P.


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                                 MANAGED BY:
  SA AB Small & Mid Cap Value Portfolio                           AllianceBernstein L.P.
  SA Allocation Balanced Portfolio                                SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio                                  SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio                         SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio                                SunAmerica Asset Management, LLC
  SA American Funds Asset Allocation Portfolio                    Capital Research and Management Company(3)
  SA American Funds Global Growth Portfolio                       Capital Research and Management Company(3)
  SA American Funds Growth Portfolio                              Capital Research and Management Company(3)
  SA American Funds Growth-Income Portfolio                       Capital Research and Management Company(3)
  SA American Funds VCP Managed Allocation Portfolio(4)*          Capital Research and Management Company(3)
  SA BlackRock Multi-Asset Income Portfolio                       BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio                   BlackRock Investment Management, LLC
  SA Columbia Technology Portfolio                                Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio*                              Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                                SunAmerica Asset Management, LLC
  SA Emerging Markets Equity Index Portfolio                      SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio                           Federated Investment Management Company
  SA Fidelity Institutional AM(R) International Growth Portfolio  FIAM LLC
  SA Fidelity Institutional AM(R) Real Estate Portfolio           FIAM LLC
  SA Fixed Income Index Portfolio                                 SunAmerica Asset Management, LLC
  SA Fixed Income Intermediate Index Portfolio                    SunAmerica Asset Management, LLC
  SA Franklin Small Company Value Portfolio                       Franklin Mutual Advisers, LLC(5)
  SA Global Index Allocation 60/40 Portfolio                      SunAmerica Asset Management, LLC
  SA Global Index Allocation 75/25 Portfolio                      SunAmerica Asset Management, LLC
  SA Global Index Allocation 90/10 Portfolio                      SunAmerica Asset Management, LLC
  SA Goldman Sachs Global Bond Portfolio*                         Goldman Sachs Asset Management International
  SA Goldman Sachs Multi-Asset Insights Portfolio(6)              Goldman Sachs Asset Management, L.P.
  SA Index Allocation 60/40 Portfolio                             SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio                             SunAmerica Asset Management, LLC
  SA Index Allocation 90/10 Portfolio                             SunAmerica Asset Management, LLC
  SA International Index Portfolio                                SunAmerica Asset Management, LLC
  SA Invesco Growth Opportunities Portfolio                       Invesco Advisers, Inc.
  SA Invesco VCP Equity-Income Portfolio*                         Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                               Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio                      J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                          J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                             J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                           J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio*                            J.P. Morgan Investment Management Inc. and Massachusetts
                                                                  Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                            J.P. Morgan Investment Management Inc.
  SA Large Cap Growth Index Portfolio                             SunAmerica Asset Management, LLC
  SA Large Cap Index Portfolio                                    SunAmerica Asset Management, LLC
  SA Large Cap Value Index Portfolio                              SunAmerica Asset Management, LLC
  SA Legg Mason BW Large Cap Value Portfolio(7)                   Brandywine Global Investment Management, LLC
  SA Legg Mason Tactical Opportunities Portfolio                  QS Investors, LLC
  SA MFS Blue Chip Growth Portfolio                               Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio                  Massachusetts Financial Services Company
  SA MFS Total Return Portfolio                                   Massachusetts Financial Services Company
  SA Mid Cap Index Portfolio                                      SunAmerica Asset Management, LLC
  SA Morgan Stanley International Equities Portfolio              Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio                  OppenheimerFunds, Inc.
  SA PGI Asset Allocation Portfolio8,                             Principal Global Investors, LLC
  SA PIMCO VCP Tactical Balanced Portfolio*                       Pacific Investment Management Company LLC
  SA PineBridge High-Yield Bond Portfolio                         PineBridge Investments LLC
  SA Putnam Asset Allocation Diversified Growth Portfolio         Putnam Investment Management, LLC
  SA Putnam International Growth and Income Portfolio             Putnam Investment Management, LLC
  SA Schroders VCP Global Allocation Portfolio*                   Schroder Investment Management North America Inc.
  SA Small Cap Index Portfolio                                    SunAmerica Asset Management, LLC
  SA T. Rowe Price Asset Allocation Growth Portfolio              T. Rowe Price Associates, Inc.
  SA T. Rowe Price VCP Balanced Portfolio*                        T. Rowe Price Associates, Inc.
  SA Templeton Foreign Value Portfolio                            Templeton Investment Counsel, LLC
  SA VCP Dynamic Allocation Portfolio*                            SunAmerica Asset Management, LLC and AllianceBernstein L.P.


                                       2



UNDERLYING FUNDS:                                        MANAGED BY:
  SA VCP Dynamic Strategy Portfolio*                     SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Index Allocation Portfolio*                     SunAmerica Asset Management, LLC and T. Rowe Price
                                                         Associates, Inc.
  SA Wellington Capital Appreciation Portfolio           Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio*   Wellington Management Company LLP
  SA Wellington Real Return Portfolio*                   Wellington Management Company LLP
  SA Wellington Strategic Multi-Asset Portfolio          Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                Wells Capital Management Incorporated



1 On May 1, 2019, Franklin Founding Funds Allocation VIP Fund changed its name to Franklin Allocation VIP Fund.



2 On October 22, 2018, SA Boston Company Capital Growth Portfolio, SA
  Wellington Growth Portfolio, SA Wellington Natural Resources Portfolio and SA WellsCap Fundamental Growth Portfolio merged into SA AB Growth Portfolio.


3 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.

4 On December 17, 2018, SA American Funds VCP Managed Asset Allocation changed its name to SA American Funds VCP Managed Allocation Portfolio

5 On November 1, 2018, the investment manager changed from Franklin Advisory
  Services, LLC to Franklin Mutual Advisers, LLC.

6 On October 22, 2018, SA Goldman Sachs Multi-Asset Insights Allocation
  Portfolio changed its name to SA Goldman Sachs Multi-Asset Insights
  Portfolio.


7 On October 22, 2018, SA MFS Telecom Utility Portfolio merged into SA Legg
  Mason BW Large Cap Value Portfolio.


8 On October 22, 2018, SA Edge Asset Allocation Portfolio changed its name to
  SA PGI Asset Allocation Portfolio.


* These Underlying Funds are available investment options for the Polaris Income Plus Flex living benefit.


                                       3

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                               TABLE OF CONTENTS
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GLOSSARY........................................................   5
HIGHLIGHTS......................................................   6
FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER
  MAY 1, 2019...................................................   8
   Contract Owner Transaction Expenses..........................   8
   Contract Owner Annual Expenses...............................   8
   Optional Feature Expenses....................................   8
   Total Annual Portfolio Operating Expenses....................   8
FEE TABLE FOR CONTRACTS ISSUED BETWEEN
  OCTOBER 9, 2017 AND APRIL 30, 2019............................  10
   Contract Owner Transaction Expenses..........................  10
   Contract Owner Annual Expenses...............................  10
   Optional Feature Expenses....................................  10
   Total Annual Portfolio Operating Expenses....................  10
FEE TABLE FOR CONTRACTS ISSUED BETWEEN MAY 1,
  2017 AND OCTOBER 8, 2017......................................  12
   Contract Owner Transaction Expenses..........................  12
   Contract Owner Annual Expenses...............................  12
   Optional Feature Expenses....................................  12
   Total Annual Portfolio Operating Expenses....................  12
FEE TABLE FOR CONTRACTS ISSUED PRIOR TO MAY 1,
  2017..........................................................  14
   Contract Owner Transaction Expenses..........................  14
   Contract Owner Annual Expenses...............................  14
   Optional Feature Expenses....................................  14
   Total Annual Portfolio Operating Expenses....................  14
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................  16
THE POLARIS PLATINUM ELITE VARIABLE ANNUITY.....................  18
PURCHASING A POLARIS PLATINUM ELITE VARIABLE
  ANNUITY.......................................................  18
   Allocation of Purchase Payments..............................  19
   Accumulation Units...........................................  20
   Free Look....................................................  21
   Exchange Offers..............................................  21
   Important Information for Military Servicemembers............  21
INVESTMENT OPTIONS..............................................  21
   Variable Portfolios..........................................  21
   Trusts.......................................................  23
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  23
      Franklin Templeton Variable Insurance Products Trust......  23
      Goldman Sachs Variable Insurance Trust....................  23
      Lord Abbett Series Fund, Inc..............................  23
      Anchor Series Trust.......................................  23
      Seasons Series Trust......................................  23
      SunAmerica Series Trust...................................  23
   Substitution, Addition or Deletion of Variable Portfolios....  27
   Fixed Accounts...............................................  27
      Secure Value Account......................................  28
   Dollar Cost Averaging Fixed Accounts.........................  28
   Dollar Cost Averaging Program................................  28
   Automatic Asset Rebalancing Program..........................  29
   Transfers During the Accumulation Phase......................  29
   Short-Term Trading Policies..................................  30
   Transfers During the Income Phase............................  32
   Voting Rights................................................  32
ACCESS TO YOUR MONEY............................................  32
   Penalty-Free Withdrawal Amount...............................  33
   Systematic Withdrawal Program................................  34
   Nursing Home Waiver..........................................  35
OPTIONAL LIVING BENEFITS........................................  35
   Polaris Income Plus Flex and Polaris Income Plus Daily
     Flex.......................................................  38
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO
  ALL OPTIONAL LIVING BENEFITS..................................  49
DEATH BENEFITS..................................................  52
   Beneficiary Continuation Programs............................  54
   Death Benefit Defined Terms..................................  55
   Death Benefit Options........................................  55
   Contract Value Death Benefit.................................  55
   Return of Purchase Payment Death Benefit.....................  56
   Maximum Anniversary Value Death Benefit......................  56
   Spousal Continuation.........................................  56
EXPENSES........................................................  57
   Separate Account Charges.....................................  57
   Withdrawal Charges...........................................  58
   Underlying Fund Expenses.....................................  58
   Contract Maintenance Fee.....................................  58
   Transfer Fee.................................................  59
   Optional Living Benefit Fees.................................  59
   Return of Purchase Payment Death Benefit Fee.................  60
   Maximum Anniversary Value Death Benefit Fee..................  60
   Premium Tax..................................................  60
   Income Taxes.................................................  60
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  60
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  60
ANNUITY INCOME OPTIONS..........................................  61
   The Income Phase.............................................  61
   Annuity Income Options.......................................  62
   Fixed or Variable Annuity Income Payments....................  63
   Annuity Income Payments......................................  63
   Deferment of Payments........................................  63
TAXES...........................................................  63
   Annuity Contracts in General.................................  63
   Tax Treatment of Purchase Payments...........................  64
   Tax Treatment of Distributions...............................  64
   Required Minimum Distributions...............................  66
   Tax Treatment of Death Benefits..............................  66
   Tax Treatment of Optional Living Benefits....................  67
   Contracts Owned by a Trust or Corporation....................  67
   Withholding..................................................  67
   Gifts, Pledges and/or Assignments of a Contract..............  68
   Diversification and Investor Control.........................  68
   Our Taxes....................................................  68
OTHER INFORMATION...............................................  69
   The Distributor..............................................  69
   The Company..................................................  69
   The Separate Account.........................................  69
   The General Account..........................................  70
   Financial Statements.........................................  70
   Administration...............................................  70
   Legal Proceedings............................................  71
   Registration Statements......................................  71
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  72
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS FLEX
  AND POLARIS INCOME PLUS DAILY FLEX FEE........................ C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.................. D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. E-1
APPENDIX F - DEATH BENEFITS AND SPOUSAL
  CONTINUATION DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO MAY 1, 2017................................... F-1
APPENDIX G - LIVING BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO MAY 1, 2019.......................................... G-1
APPENDIX H - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND 50%-50% COMBINATION MODEL
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.............................................. H-1
APPENDIX I - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION BETWEEN MAY 1, 2017 AND APRIL 30,
  2019.......................................................... I-1



                                       4

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--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to The Variable Annuity Life Insurance Company "VALIC". The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds Global Growth, SA American Funds Growth, SA American Funds Growth-Income, SA American Funds Asset Allocation, and SA American Funds VCP Managed Allocation Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.


INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.



PURCHASE PAYMENTS LIMIT - 1,000,000.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       5

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--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Platinum Elite Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no optional death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a penalty-free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM ELITE VARIABLE ANNUITY, PENALTY-FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND
TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       6

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       7

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--------------------------------------------------------------------------------

             FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2019

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------






 MAXIMUM WITHDRAWAL CHARGES (See
 Withdrawal Charge Schedule below for detail)     8%
 TRANSFER FEE1 (Per transfer after 15 transfers
 in any contract year)                           $25
 PREMIUM TAX2                                    3.5%



WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:


YEARS SINCE RECEIPT OF PURCHASE
PAYMENTS                           1    2    3    4    5    6    7   8+
                                 8%   7%   6%   5%   4%   3%   2%   0%


Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.


The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
--------------------------------------------------------------------------------






 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50






 SEPARATE ACCOUNT CHARGES3
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   1.15%


OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------

If an optional feature is elected the following additional fees are deducted annually.







DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 RETURN OF PURCHASE PAYMENT   0.15%
 MAXIMUM ANNIVERSARY VALUE    0.40%



LIVING BENEFITS4

(calculated as percentage of the Income Base and deducted from the contract value)



POLARIS INCOME PLUS FLEX
POLARIS INCOME PLUS DAILY FLEX




                        INITIAL FEE5   MAXIMUM FEE5
 One Covered Person        1.25%          2.50%
 Two Covered Persons       1.25%          2.50%





 LIFETIME INCOME OPTION CHANGE FEE6   0.25%




TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)

--------------------------------------------------------------------------------




The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.





                                  MINIMUM7   MAXIMUM8
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.              0.47%      2.03%



FOOTNOTES TO THE FEE TABLE:

 1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       8

 3 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


 4 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS.

 5 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE.



                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%


   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.



 6 If you elect Polaris Income Plus Flex or Polaris Income Plus Daily Flex and you change your Income Option on the Activation Date, the one-time Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the living benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee shown in the Fee Table.



 7 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2020 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 8 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   FEE TABLE FOR CONTRACTS ISSUED BETWEEN OCTOBER 9, 2017 AND APRIL 30, 2019

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------






 MAXIMUM WITHDRAWAL CHARGES (See
 Withdrawal Charge Schedule below for detail)       8%
 TRANSFER FEE1 (Per transfer after 15 transfers
 in any contract year)                             $25
 PREMIUM TAX2                                      3.5%




WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:




YEARS SINCE RECEIPT OF PURCHASE
PAYMENTS                           1    2    3    4    5    6    7   8+
                                 8%   7%   6%   5%   4%   3%   2%   0%



Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES

--------------------------------------------------------------------------------






 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                  $50






 SEPARATE ACCOUNT CHARGES3
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)    1.15%



OPTIONAL FEATURE EXPENSES

--------------------------------------------------------------------------------

If an optional feature is elected the following additional fees are deducted annually.








DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)




 RETURN OF PURCHASE PAYMENT    0.15%
 MAXIMUM ANNIVERSARY VALUE     0.40%




LIVING BENEFITS4
(calculated as percentage of the Income Base and deducted from the contract value)


POLARIS INCOME PLUS
POLARIS INCOME BUILDER
(Polaris Income Builder is not available for election after May 1, 2018)




                          INITIAL FEE5     MAXIMUM FEE5
 One Covered Person          1.00%            2.50%
 Two Covered Persons         1.25%            2.50%



POLARIS INCOME PLUS DAILY




                          INITIAL FEE5     MAXIMUM FEE5
 One Covered Person          1.15%            2.50%
 Two Covered Persons         1.35%            2.50%



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)

--------------------------------------------------------------------------------




The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.





                                    MINIMUM6     MAXIMUM7
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.                0.47%        2.03%


                                       10



FOOTNOTES TO THE FEE TABLE:
 1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.



 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED

  ------------------------------------------------------------------------------

 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.



 4 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2019, please see APPENDIX G for a description of the living benefit you may have elected.



 5 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.




                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%



   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).



 6 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2020 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 7 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     FEE TABLE FOR CONTRACTS ISSUED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------






 MAXIMUM WITHDRAWAL CHARGES (See
 Withdrawal Charge Schedule below for detail)       8%
 TRANSFER FEE1 (Per transfer after 15 transfers
 in any contract year)                             $25
 PREMIUM TAX2                                      3.5%




WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:




YEARS SINCE RECEIPT OF PURCHASE
PAYMENTS                           1    2    3    4    5    6    7   8+
                                 8%   7%   6%   5%   4%   3%   2%   0%



Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES

--------------------------------------------------------------------------------






 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                  $50






 SEPARATE ACCOUNT CHARGES3
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)    1.15%



OPTIONAL FEATURE EXPENSES

--------------------------------------------------------------------------------

If an optional feature is elected the following additional fees are deducted annually.








DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)




 RETURN OF PURCHASE PAYMENT    0.15%
 MAXIMUM ANNIVERSARY VALUE     0.40%




LIVING BENEFITS4
(calculated as percentage of the Income Base and deducted from the contract value)


POLARIS INCOME PLUS
POLARIS INCOME BUILDER




                          INITIAL FEE5     MAXIMUM FEE5
 One Covered Person          1.00%            2.20%
 Two Covered Persons         1.35%            2.70%



POLARIS INCOME PLUS DAILY




                          INITIAL FEE5     MAXIMUM FEE5
 One Covered Person          1.25%            2.20%
 Two Covered Persons         1.45%            2.70%




TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)

--------------------------------------------------------------------------------




The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.





                                    MINIMUM6     MAXIMUM7
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.                0.47%        2.03%


                                       12



FOOTNOTES TO THE FEE TABLE:
 1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.



 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED

  ------------------------------------------------------------------------------

 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.



 4 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2019, please see APPENDIX G for a description of the living benefit you may have elected.



 5 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX G -- LIVING BENEFIT(S) FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019 for applicable formula.




                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%



   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).



 6 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2020 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 7 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       13

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              FEE TABLE FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017

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THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES

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 MAXIMUM WITHDRAWAL CHARGES (See
 Withdrawal Charge Schedule below for detail)     8%
 TRANSFER FEE1 (Per transfer after 15 transfers
 in any contract year)                           $25
 PREMIUM TAX2                                    3.5%




WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:




YEARS SINCE RECEIPT OF PURCHASE
PAYMENTS                           1    2    3    4    5    6    7   8+
                                 8%   7%   6%   5%   4%   3%   2%   0%



Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES

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 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50






 SEPARATE ACCOUNT CHARGES3
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   1.30%



OPTIONAL FEATURE EXPENSES

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If an optional feature is elected the following additional fees are deducted annually.








DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)




 MAXIMUM ANNIVERSARY VALUE   0.25%




LIVING BENEFITS4
(calculated as percentage of the Income Base and deducted from the contract value)


POLARIS INCOME PLUS
POLARIS INCOME BUILDER
POLARIS INCOME PLUS DAILY
(Polaris Income Plus Daily became available on or after May 1, 2016)




                        INITIAL FEE5   MAXIMUM FEE5
 One Covered Person        1.10%          2.20%
 Two Covered Persons       1.35%          2.70%




TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)

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The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.





                                  MINIMUM6   MAXIMUM7
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.              0.47%      2.03%




FOOTNOTES TO THE FEE TABLE:
 1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.


                                       14


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.30%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED

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 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.30% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.

 PLEASE SEE APPENDIX F -- DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE DEATH BENEFITS.



 4 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2019, please see APPENDIX G for a description of the living benefit you may have elected.



 5 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX G -- LIVING BENEFIT(S) FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019 for applicable formula.




                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%



   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).



 6 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2020 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 7 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       15

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.



EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.


The first Maximum Expense Example reflects the highest possible combination of charges for any version of the contract since inception. The second Maximum Expense Example reflects the highest possible combination of charges for the current offering of the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.






MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.55% (including the Maximum Anniversary Value death benefit), the optional Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 2.03%*)


(1)   If you surrender your contract at the end of the applicable time period:



    1 YEAR        3 YEARS     5 YEARS     10 YEARS
--------------   ---------   ---------   ---------
     $1,217      $2,277      $3,303      $5,830


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $417      $1,677      $2,903      $5,830




MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)





(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $966      $1,123      $1,304      $1,973

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $166      $523        $904        $1,973






MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.55% (including the optional Maximum Anniversary Value death benefit), the optional Polaris Income Plus Daily Flex feature (for the first year calculated at the initial annual fee rate of 1.25% with no Income Option change and at the maximum annual fee rate of 2.50% for remaining years), and investment in an Underlying Fund with total expenses of 2.03%*)


(1)   If you surrender your contract at the end of the applicable time period:



    1 YEAR        3 YEARS     5 YEARS     10 YEARS
--------------   ---------   ---------   ---------
     $1,197      $2,222      $3,219      $5,696


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $397      $1,622      $2,819      $5,696




MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)






(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $966      $1,123      $1,304      $1,973

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $166      $523        $904        $1,973

                                       16

ADDITIONAL EXPENSE EXAMPLE INFORMATION



1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The first Maximum Expense Example assumes that the Income Base which is used to calculate the Polaris Income Plus Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year. The second Maximum Expense Example assumes that the Income Base which is used to calculate the Polaris Income Plus Daily Flex fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year.


4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


* The 1 year Maximum Expense Example reflect the SunAmerica Series Trust 0.93% fee waiver.


** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.04% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.



                                       17

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                           THE POLARIS PLATINUM ELITE

                                VARIABLE ANNUITY
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YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:


     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.


     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

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                      PURCHASING A POLARIS PLATINUM ELITE

                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature.


                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        85                    80*                     80

* If a second Covered Person is added or if one of the original Covered Persons is changed to a different Covered Person, the second Covered Person must meet the above age requirements at the time of addition. PLEASE SEE OPTIONAL LIVING BENEFITS.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE AND SPOUSAL CONTINUATION OF THE DEATH BENEFIT.


PLEASE SEE THE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



                                       18



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR SPECIFIC INFORMATION.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                                                              MINIMUM
                                                MINIMUM      AUTOMATIC
                          MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                              PURCHASE         PURCHASE       PURCHASE
                              PAYMENT           PAYMENT       PAYMENT
      Qualified(1)       $ 4,000             $500           $100
     Non-Qualified(1)    $10,000             $500           $100

(1) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS


We will not allow anyone age 86 or older to add subsequent Purchase Payments after the contract issue date. The attained age restrictions to add subsequent Purchase Payments may vary depending on your election of an optional living benefit or optional death benefit as follows:



                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        86                    81                      81

We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice and restrict allowance of Purchase Payment(s) based on age as shown above and election of optional benefit(s).

We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.

     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

     o Purchase Payments that would cause total Purchase Payments in all contracts issued by VALIC, American General Life Insurance Company ("AGL") and/or The United States Life Insurance Company in the City of New York ("US Life") to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


                                       19



SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


REGULAR MAIL:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 101641
Pasadena, CA 91189-1641


EXPRESS DELIVERY:


Overnight deliveries of Purchase Payments can only be accepted at the following address:

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Automatic Payment Plan:



Once you have contributed at least the minimum initial Purchase Payment, you can establish an Automatic Payment Plan that allows you to make subsequent Purchase Payments. We reserve the right to modify, suspend or terminate the Automatic Payment Plan at any time should subsequent Purchase Payments no longer be accepted and will notify you prior to exercising that right.



PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.

     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.

ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.


The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.


The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.


                                       20



Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative.

To cancel, mail the contract along with your written free look request to:

Annuity Service Center

P.O. Box 15570
Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period we will refund the following:

     o The value of your contract on the day we receive your request in Good Order if received BEFORE Market Close.

     o The value of your contract on the next NYSE business day, if the free look request is received AFTER Market Close.


IRA and State Free Look Restrictions

Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of:


     (1)    Purchase Payments; or

     (2) the value of your contract on the day we receive your request in Good Order.

With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.


PLEASE SEE YOUR CONTRACT AND APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)


If you elect an optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFITS SECTION. IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2019 AND ELECTED A LIVING BENEFIT, PLEASE SEE APPENDIX G FOR APPLICABLE INVESTMENT REQUIREMENTS REGARDING YOUR INVESTMENT OPTIONS.



VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.


                                       21



Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


 ASSET ALLOCATION    CASH
        BOND         STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Master-Feeder Funds

Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.

Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.


Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.


                                       22



These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").


     Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund's investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.



     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").

AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").

     SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.


            SAST MASTER-FEEDER FUNDS

            Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


                                       23



            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND
            SA VCP DYNAMIC STRATEGY PORTFOLIO

            SAAMCo is the investment advisor of the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.

            SA AMERICAN FUNDS VCP MANAGED ALLOCATION PORTFOLIO
            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO
            SA PIMCO VCP TACTICAL BALANCED PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            SA VCP INDEX ALLOCATION PORTFOLIO


            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.



PLEASE SEE NEXT PAGE FOR AVAILABLE VARIABLE PORTFOLIOS WHICH ARE GROUPED BY
                     ASSET CLASS AND LISTED ALPHABETICALLY.

                                       24

ASSET ALLOCATION



UNDERLYING FUNDS                                             MANAGED BY:                                  TRUST
----------------------------------------------------------   ------------------------------------------   -------
 Franklin Allocation VIP Fund(1)                             Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                                    Franklin Advisers, Inc.                      FTVIPT
 SA Allocation Balanced Portfolio(1)                         SunAmerica Asset Management, LLC             SST
 SA Allocation Growth Portfolio(1)                           SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth Portfolio(1)                  SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Portfolio(1)                         SunAmerica Asset Management, LLC             SST
 SA American Funds Asset Allocation Portfolio(2)             Capital Research and Management Company      SAST
 SA BlackRock Multi-Asset Income Portfolio                   BlackRock Investment Management, LLC         AST
 SA Global Index Allocation 60/40 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 75/25 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 90/10 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Goldman Sachs Multi-Asset Insights Portfolio             Goldman Sachs Asset Management, L.P.         SAST
 SA Index Allocation 60/40 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 80/20 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 90/10 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA JPMorgan Diversified Balanced Portfolio                  J.P. Morgan Investment Management Inc.       SAST
 SA Legg Mason Tactical Opportunities Portfolio              QS Investors, LLC                            SAST
 SA MFS Total Return Portfolio(3)                            Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation Portfolio                           Principal Global Investors, LLC              AST
 SA Putnam Asset Allocation Diversified Growth Portfolio     Putnam Investment Management, LLC            SST
 SA T. Rowe Price Asset Allocation Growth Portfolio          T. Rowe Price Associates, Inc.               SAST
 SA Wellington Strategic Multi-Asset Portfolio               Wellington Management Company LLP            AST


1 This Underlying Fund is a Fund-of-Funds.

2 This Underlying Fund is a Master-Feeder fund.

3 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


BOND


UNDERLYING FUNDS                                         MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   ------
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Fixed Income Index Portfolio                         SunAmerica Asset Management, LLC                             SAST
 SA Fixed Income Intermediate Index Portfolio            SunAmerica Asset Management, LLC                             SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST

CASH


UNDERLYING FUNDS                                    MANAGED BY:                              TRUST
-------------------------------------------------   --------------------------------------   ------
 Goldman Sachs VIT Government Money Market Fund     Goldman Sachs Asset Management, L.P.     GST

STOCK



UNDERLYING FUNDS                                           MANAGED BY:                                      TRUST
--------------------------------------------------------   ----------------------------------------------   ------
 Invesco V.I. American Franchise Fund(4)                   Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund(4)                             Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                       Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                   Lord, Abbett & Co. LLC                           LASF
 SA AB Growth Portfolio                                    AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                     AllianceBernstein L.P.                           SAST
 SA American Funds Global Growth Portfolio(5)              Capital Research and Management Company          SAST
 SA American Funds Growth Portfolio(5)                     Capital Research and Management Company          SAST
 SA American Funds Growth-Income Portfolio(5)              Capital Research and Management Company          SAST
 SA Columbia Technology Portfolio                          Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio(4)                       SunAmerica Asset Management, LLC                 SAST
 SA Emerging Markets Equity Index Portfolio                SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(R) International Growth      FIAM LLC                                         SAST
 SA Fidelity Institutional AM(R) Real Estate Portfolio     FIAM LLC                                         SAST


                                       25



UNDERLYING FUNDS                                         MANAGED BY:                                      TRUST
------------------------------------------------------   ----------------------------------------------   ------
 SA Franklin Small Company Value Portfolio               Franklin Mutual Advisers, LLC                    SAST
 SA International Index Portfolio                        SunAmerica Asset Management, LLC                 SAST
 SA Invesco Growth Opportunities Portfolio               Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                       Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                  J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                   J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA Large Cap Growth Index Portfolio                     SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Index Portfolio                            SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Value Index Portfolio                      SunAmerica Asset Management, LLC                 SAST
 SA Legg Mason BW Large Cap Value Portfolio              Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                       Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio(4)       Massachusetts Financial Services Company         SAST
 SA Mid Cap Index Portfolio                              SunAmerica Asset Management, LLC                 SAST
 SA Morgan Stanley International Equities Portfolio      Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio          OppenheimerFunds, Inc.                           SAST
 SA Putnam International Growth and Income Portfolio     Putnam Investment Management, LLC                SAST
 SA Small Cap Index Portfolio                            SunAmerica Asset Management, LLC                 SAST
 SA Templeton Foreign Value Portfolio                    Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio            Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                 Wells Capital Management Incorporated            SAST


4 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

5 This Underlying Fund is also a Master-Feeder fund.


VOLATILITY CONTROL FUNDS


UNDERLYING FUNDS                                         MANAGED BY:                                                   TRUST
-------------------------------------------------------- ------------------------------------------------------------- ------
 SA American Funds VCP Managed Allocation Portfolio5,6   Capital Research and Management Company                       SAST
 SA BlackRock VCP Global Multi Asset Portfolio(6)        BlackRock Investment Management, LLC                          SAST
 SA Invesco VCP Equity-Income Portfolio                  Invesco Advisers, Inc.                                        SAST
 SA PIMCO VCP Tactical Balanced Portfolio                Pacific Investment Management Company LLC                     SAST
 SA Schroders VCP Global Allocation Portfolio            Schroder Investment Management North America                  SAST
 SA T. Rowe Price VCP Balanced Portfolio                 T. Rowe Price Associates, Inc.                                SAST
 SA VCP Dynamic Allocation Portfolio(6)                  SunAmerica Asset Management, LLC and AllianceBernstein L.P.   SAST
 SA VCP Dynamic Strategy Portfolio(6)                    SunAmerica Asset Management, LLC and AllianceBernstein L.P.   SAST
 SA VCP Index Allocation Portfolio(6)                    SunAmerica Asset Management, LLC and T. Rowe Price            SAST
                                                         Associates, Inc.

5 This Underlying Fund is also a Master-Feeder fund.

6 A portion of this Underlying Fund is a Fund-of-Funds.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       26




EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model or 50%-50% Combination Model, please see more information on the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 IN APPENDIX H.



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.

Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


                                       27



Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


SECURE VALUE ACCOUNT

If you elect a living benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts as follows:


  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
        6-Month         $  600
        12-Month        $1,200

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.


                                       28



     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.


Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.


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TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC FEES.



Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.

Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.


                                       30



     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example

For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).


ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not


                                       31



enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.


MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE


                             MINIMUM         MINIMUM
                           WITHDRAWAL        CONTRACT
                             AMOUNT          VALUE(1)
 Partial Withdrawal       $1,000         $2,500(2)
 Systematic Withdrawal    $  100         $2,500(2)

(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(2)   The total contract value must be at least $2,500 after a withdrawal.

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a


                                       32



result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.



PENALTY-FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.



YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you elect an optional living benefit, PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT AND THE LIVING BENEFIT ON OR AFTER THE ACTIVATION DATE below.



Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty-free.

If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.


Penalty-Free Withdrawal Amount and the Living Benefit on or after the Activation Date

If you elect a Living Benefit, your Lifetime Income is free of withdrawal charges. However, if you take a withdrawal after the Activation Date which is greater than your Lifetime Income, that amount is treated as an Excess Withdrawal. Such withdrawal may be subject to withdrawal charges and affects the calculation of your Income Base, Income Credit Base, if applicable, and future Lifetime Income. The Income Base is the basis for calculating your Lifetime Income and the Income Credit Base is the basis for calculating the Income Credit which is an amount that may increase your Income Base. PLEASE SEE GLOSSARY OF LIVING BENEFIT TERMS UNDER OPTIONAL LIVING BENEFITS BELOW.

For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) on or after the Activation Date is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount and was taken on or after the Activation Date. You may also take up to an additional $4,000 that contract year on or after the Activation Date as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, and future Maximum Annual Withdrawal Amounts.



ASSESSMENT OF WITHDRAWAL CHARGES


We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.


The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.


When you make a partial withdrawal, we deduct it from any remaining annual penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.

If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT, WITHDRAWAL CHARGES WILL BE ASSESSED AGAINST THE AMOUNT OF PURCHASE PAYMENTS SUBJECT TO WITHDRAWAL CHARGES. THIS MEANS THAT, IF YOU SURRENDER YOUR CONTRACT WHILE WITHDRAWAL CHARGES STILL APPLY, ANY PRIOR PENALTY-FREE WITHDRAWAL AMOUNTS TAKEN IN THE CURRENT CONTRACT YEAR ARE NOT SUBTRACTED FROM THE TOTAL PURCHASE PAYMENTS STILL SUBJECT TO WITHDRAWAL CHARGES. PLEASE SEE EXPENSES.


Calculating Withdrawal Charges

For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty-free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.



Example:

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent


                                       33




Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum penalty-free withdrawal of $10,000. After that penalty-free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:


A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 5% is the applicable percentage) [B x C=$5,000]

     D=  Your full contract value ($85,000) available for total withdrawal


Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.


Annuity Income Payments


Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.



PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


Optional Living Benefit Withdrawals


Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.



Total Withdrawals


We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty-free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.



SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.

Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty free withdrawal amount permitted each year.

If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program on or after the Activation Date, you must request withdrawals on the appropriate living benefit enrollment form. The Systematic Withdrawal Program may not be established before the Activation Date. If we receive your request on


                                       34




another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. IF YOU MUST TAKE REQUIRED MINIMUM DISTRIBUTIONS (RMDS) FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS WILL NOT PERMANENTLY REDUCE FUTURE GUARANTEED WITHDRAWAL AMOUNTS ON OR AFTER THE ACTIVATION DATE, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.


Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.

     o You cannot use this waiver during the first 90 days after your contract is issued.

     o The confinement period for which you seek the waiver must begin after you purchase your contract.

     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:

     1)     a doctor's note recommending admittance to a nursing home;

     2)     an admittance form which shows the type of facility you entered;
            and

     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.


PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


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                            OPTIONAL LIVING BENEFITS
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GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS


These optional living benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The living benefits are designed to provide the contract owner(s) lifetime income with the flexibility to activate income at any time. The guaranteed rising income component available on Polaris Income Plus Flex offers an additional benefit to those who elect an Activation Date soon after the contract is issued. Unlike Polaris Income Plus Flex, Polaris Income Plus Daily Flex does not offer guaranteed rising income. Polaris Income Plus Daily Flex allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the living benefits.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax adviser concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2019, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE BENEFITS.


Below is a glossary of Living Benefit Terms and a summary of the key features of the optional living benefits offered in your contract


GLOSSARY OF LIVING BENEFIT TERMS


ACTIVATION DATE

The date on which your Lifetime Income is activated. Upon activation of Lifetime Income, changes cannot be made to the Covered Person(s) or Income Options.

ANNIVERSARY VALUE

The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFIT EFFECTIVE DATE

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The date the Living Benefit is elected. The Benefit Effective Date is the same as the Contract Issue Date.

BENEFIT QUARTER

Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY

The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day. For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.

BENEFIT YEAR

Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY

The date on which each Benefit Year begins.

CONTRACT YEAR

Each consecutive one year period starting on the Contract Issue Date.

COVERED PERSON(S)

The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

COVERED PERSON CHANGES

The Covered Person(s) may be changed in the event of Life Change Event prior to or on the Activation Date. No further changes may be made to the Covered Person(s) after the Activation Date.

EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year after the Activation Date and exceeds the greater of the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable or the Required Minimum Distribution amount as calculated by the Annuity Service Center. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

HIGHER ANNIVERSARY VALUE


For Polaris Income Plus Flex, the current Anniversary Value that is greater than the current Income Base.


INCOME BASE


The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year after the Activation Date without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.



INCOME CREDIT

An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:




                    INCOME CREDIT
                        (AS A                INCOME                   INCOME
                    PERCENTAGE OF      CREDIT AVAILABILITY     CREDIT AVAILABILITY
    OPTIONAL          THE INCOME          PRIOR TO THE             ON OR AFTER
 LIVING BENEFIT      CREDIT BASE)        ACTIVATION DATE         ACTIVATION DATE
 Polaris                 6%            Available during         Available during
 Income Plus                         the first 12 Benefit     the first 12 Benefit
 Flex                                 Years - the Income       Years - the Income
                                        Credit Base and        Credit is reduced,
                                        Income Base are        but not eliminated
                                            reduced              in any Benefit
                                      proportionately for         Year in which
                                        any withdrawals            cumulative
                                      taken prior to the         withdrawals are
                                        Activation Date        less than 6% of the
                                                                 Income Base and
                                                                not greater than
                                                                   the Maximum
                                                                Annual Withdrawal
                                                                     Amount
 Polaris                                       Not available
 Income Plus
 Daily Flex


INCOME CREDIT BASE

Applicable to Polaris Income Plus Flex only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD


Applicable to Polaris Income Plus Flex only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.

INCOME OPTION

The Income Option is elected by You at contract issue. The Maximum Annual Withdrawal Amounts and Protected Income Payments offered in each Income Option vary by age and whether you elect one or two Covered Persons.

INCOME OPTION CHANGE

A one-time opportunity to change the Income Option of your initial living benefit election on the Activation Date.


INVESTMENT REQUIREMENTS


In order to elect the living benefit, you must invest your money in accordance with certain requirements outlined below under "Are there investment requirements if I elect a Living Benefit?"


LIFE CHANGE EVENT


A change to the Covered Person(s) upon marriage, divorce or death if prior to the Activation Date.


LIFETIME INCOME

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Any withdrawal taken on or after the Activation Date that is all or part of the Maximum Annual Withdrawal Amount or Protected Income Payment.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT


The maximum amount that may be withdrawn each Benefit Year on or after activating Lifetime Income and while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE

The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year after activating Lifetime Income and while the contract value is greater than zero.


MINIMUM INCOME BASE FOR POLARIS INCOME PLUS FLEX

The Minimum Income Base is a guaranteed minimum amount of the Income Base which is calculated on the 12th Benefit Anniversary if you have not activated Lifetime Income. Any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used to calculate the Minimum Income Base. If you activate Lifetime Income before the 12th Benefit Anniversary, you will not be eligible to receive the increase to the Income Base on the 12th Benefit Anniversary. The Minimum Income Base amount is calculated as a percentage of Purchase Payments as follows:




    MINIMUM INCOME BASE           MINIMUM INCOME BASE PERCENTAGE (AS A
           PERIOD                PERCENTAGE OF THE PURCHASE PAYMENTS*)
     Activation Date on or    200% of Purchase Payments* received in the
    after the 12th Benefit              1st Benefit Year, plus
        Year Anniversary
                               100% of Purchase Payments* received after
                                         the 1st Benefit Year



* Purchase Payments reduced proportionately for withdrawals taken prior to the Activation Date.

MINIMUM INCOME BASE FOR POLARIS INCOME PLUS DAILY FLEX

The Minimum Income Base is a guaranteed minimum amount of the Income Base calculated on each Benefit Year Anniversary prior to the Activation Date and up to the 15th Benefit Year Anniversary. An annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received prior to that Benefit Year Anniversary during the Minimum Income Base period, as long as the Activation Date is after each Benefit Year Anniversary indicated as follows:




    MINIMUM INCOME BASE PERIOD          MINIMUM INCOME BASE
 (LIFETIME INCOME IS NOT ACTIVATED          PERCENTAGE
     PRIOR TO THE BENEFIT YEAR        (AS A PERCENTAGE OF THE
           ANNIVERSARY)                 PURCHASE PAYMENTS)
 1st Benefit Year Anniversary                           105%
 2nd Benefit Year Anniversary                           110%
 3rd Benefit Year Anniversary                           115%
 4th Benefit Year Anniversary                           120%
 5th Benefit Year Anniversary                           125%
 6th Benefit Year Anniversary                           130%
 7th Benefit Year Anniversary                           135%
 8th Benefit Year Anniversary                           140%
 9th Benefit Year Anniversary                           145%
 10th Benefit Year Anniversary                          150%
 11th Benefit Year Anniversary                          155%
 12th Benefit Year Anniversary                          160%
 13th Benefit Year Anniversary                          165%
 14th Benefit Year Anniversary                          170%
 15th Benefit Year Anniversary                          175%



Prior to the Activation Date, any withdrawals taken will proportionately reduce all Purchase Payments used in the calculation of the Minimum Income Base. The Minimum Income Base is only available in the first 15 Benefit Years, or upon the Activation Date, if earlier.


PROTECTED INCOME PAYMENT


The amount to be paid each year over the lifetime of the Covered Person(s) after the Activation Date, if and when the contract value is reduced to zero, but the Income Base is still greater than zero or if the the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE

The percentage used to determine the Protected Income Payment.

STEP-UP VALUE


If you elect Polaris Income Plus Daily Flex, the Step-Up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.


OVERVIEW OF LIVING BENEFITS

The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the living benefit, you will receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should



                                       37




know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, both of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. The Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. If you do not expect to take any withdrawals, then electing the Living Benefit would not be appropriate. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return. If you elect a Living Benefit, prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits.

Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit; therefore, election of the Living Benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the Maximum Annual Withdrawal Amount allowable under the Living Benefit.

Please POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX below for a more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.


POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX


How does Polaris Income Plus Flex work?

POLARIS INCOME PLUS FLEX(SM) locks in the greater of two values to determine the Income Base. The Income Base is initially equal to the first Purchase Payment. The Income Base is automatically locked in on each Benefit Year Anniversary, as the greater of (1) the Higher Anniversary Value, or (2) the Income Base increased by any available Income Credit.

Polaris Income Plus Flex offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Higher Anniversary Value, or an Income Base with an annual Income Credit, if any. If you elect Polaris Income Plus Flex, you may choose from Income Options 1, 2 or 3, but must elect the date on which your Lifetime Income is activated (the "Activation Date").

Polaris Income Plus Flex allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the "Covered Person Change") and 2) Income Options (the "Income Option Change") on the Activation Date. The Covered Person Change is also permitted where there is a marriage, divorce, or death prior to the Activation Date (the "Life Change Event") of one of the original Covered Person(s). You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionately reduce the Income Base, Income Credit Base (if applicable), and Purchase Payments used in the calculation of the Minimum Income Base. Note: If the Activation Date is prior to the specified Benefit Year Anniversary, you will no longer be eligible for the Minimum Income Base on the Benefit Year Anniversary.

The annual Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The Income Credit is determined by multiplying the Income Credit percentage of 6% by the Income Credit Base. The Income Credit percentage may be reduced if withdrawals are taken, as described below.

Prior to Activation Date, if withdrawals are taken, the Income Credit is not reduced, but any applicable Income Credit amount is reduced because it will be based on the proportionately reduced Income Credit Base.

On or after the Activation Date, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can continue to increase during the first 12 years even after starting withdrawals. After the first 12 years, the Income Base may only increase to the Higher Anniversary Value.

If the Activation Date is after the 12th contract anniversary, and you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary.


How does Polaris Income Plus Daily Flex work?

POLARIS INCOME PLUS DAILY FLEX(SM) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. If you elect Polaris Income Plus Daily Flex, you may choose from Income Options 1, 2, or 3, but must elect the date on which your Lifetime Income is activated (the "Activation Date").

Polaris Income Plus Daily Flex allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the "Covered Person Change") and 2) Income Option (the "Income Option Change") on the Activation Date. The Covered Person(s) Change is permitted where



                                       38




there is a marriage, divorce, or death prior to the Activation Date (the "Life Change Event") of the original Covered Person(s). At least one of the original named Covered Person(s) must remain on the contract. You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionately reduce the Income Base, Income Credit (if applicable), and Purchase Payments used in the calculation of the Minimum Income Base.

Prior to the Activation Date, the Income Base step-ups, if any, occur on a daily basis. The Income Base is the basis for the Covered Person(s)' Lifetime Income. The Income Base is initially equal to the first Purchase Payment, increased by any subsequent Purchase Payments, if any, and reduced proportionately for any withdrawals made. In addition, if the Activation Date is not prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the Purchase Payment(s). The Purchase Payment(s) used to calculate the Minimum Income Base are reduced for any withdrawals taken prior to the Activation Date.

On or after the Activation Date, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values and subsequent Purchase Payments, if any. PLEASE SEE "HOW DO INCREASES IN THE INCOME BASE WORK UNDER POLARIS INCOME PLUS FLEX?" AND "HOW DO INCREASES IN THE INCOME BASE WORK UNDER POLARIS INCOME PLUS DAILY FLEX?" BELOW.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2019, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE BENEFITS.

What are the differences between Polaris Income Plus Flex and Polaris Income Plus Daily Flex?




      LIVING BENEFIT           POLARIS INCOME PLUS       POLARIS INCOME PLUS
        PARAMETER                     FLEX                    DAILY FLEX
                                           1.25% One Covered Person
    Initial Annual Fee                     1.25% Two Covered Persons
                              Minimum Income Base
                              Percentage: 200% of
                                                          Range of Minimum
                               Purchase Payments
                                                             Income Base
                            received in 1st Benefit
                                                         Percentage: 105% -
                                      Year
                                                                175%
                                100% of Purchase
                                                         Minimum Income Base
                               Payments received
                                                         Period: Years 1-15;
                             after 1st Benefit Year
                                                         upon the Activation
                              Minimum Income Base         Date, no further
                              Period: 12 years if       adjustments are made
                               Lifetime Income is          to the Minimum
   Minimum Income Base           NOT activated               Income Base
                                 Income Credit
                             available in first 12
                              Benefit Years - the
                               Income Credit Base
                              and Income Base are
                                    REDUCED
                              PROPORTIONATELY for
                             any withdrawals taken
  Income Credit - Prior     prior to the Activation
 to the Activation Date               Date                       N/A
                                 Income Credit
                             available in first 12
                              Benefit Years - the
                                Income Credit is
                                REDUCED, BUT NOT
                               ELIMINATED in any
                               Benefit Year on or
                              after the Activation
                                 date in which
                                   cumulative
                              withdrawals are less
                             than 6% of the Income
                              Base and not greater
  Income Credit - On or         than the Maximum
   After the Activation        Annual Withdrawal
           Date                      Amount                      N/A
   Frequency of Step-up
          Values                     Annual                     Daily
                                                        Allocation Structure:
                                                         10% in Secure Value
                                                               Account
                                                           90% in Variable
                                                             Portfolios
                                                          Asset Allocation
                                                           Portfolios (29
                                                         investment options)
                              10% in Secure Value
                                                                 or
                                    Account
                                                           Build Your Own
                                90% in Variable              Allocation
                                   Portfolios          (77 investment options
        Investment                (total of 18           that cross 12 asset
        Requirements          investment options)             classes)



THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGES AND PROTECTED INCOME PAYMENT PERCENTAGES ARE SET FORTH IN THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS.



                                       39



Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS FLEX INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Flex Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:



 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  DCA FIXED ACCOUNTS**
                  6-Month DCA
                  1-Year DCA
                  * You may invest up to a maximum of 50% in each of
                  these Variable Portfolios.
                  ** You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.


                                       40




INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY FLEX INCOME OPTION 1, 2
OR 3

If you elect Polaris Income Plus Daily Flex, you must allocate your assets in accordance with one of the following options:




 10% Secure       ASSET ALLOCATION PORTFOLIOS
 Value Account    Up to 90% in one or more of the following
                  Variable Portfolios:
                  INDIVIDUALLY MANAGED ASSET ALLOCATION
                  PORTFOLIOS:
                  SA American Funds Asset Allocation
                  SA BlackRock Multi-Asset Income
                  SA Goldman Sachs Multi-Asset Insights
                  SA JPMorgan Diversified Balanced
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  SA Wellington Strategic Multi-Asset
                  ACTIVELY MANAGED FUND-OF-FUNDS:
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  INDEX FUND-OF-FUNDS PORTFOLIOS:
                  SA Global Index Allocation 90/10
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 60/40
                  SA Index Allocation 90/10
                  SA Index Allocation 80/20
                  SA Index Allocation 60/40
                  VOLATILITY CONTROL PORTFOLIOS:
                  SA American Funds VCP Managed Allocation
                  SA BlackRock VCP Global Multi Asset
                  SA Invesco VCP Equity-Income
                  SA PIMCO VCP Tactical Balanced
                  SA Schroders VCP Global Allocation
                  SA T. Rowe Price VCP Balanced
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  DCA FIXED ACCOUNTS*
                  6-Month DCA
                  1-Year DCA
                  * You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.




BUILD YOUR OWN ALLOCATION

You must allocate your assets in accordance with the following: 10% in the Secure Value Account. The other 90% must be allocated in the following Investment Groups:




                    FIXED INCOME PORTFOLIOS
        INVESTMENT REQUIREMENT MINIMUM 20% MAXIMUM
                      100%
 MONEY MARKET PORTFOLIO:
 Goldman Sachs VIT Government Money Market Fund
 CORE FIXED INCOME PORTFOLIOS:
 SA DFA Ultra Short Bond
 SA Federated Corporate Bond
 SA Fixed Income Index
 SA Fixed Income Intermediate Index
 SA Goldman Sachs Global Bond
 SA JPMorgan MFS Core Bond
 SA Wellington Government & Quality Bond
 SA Wellington Real Return
 DCA FIXED ACCOUNTS*
 6-Month DCA
 1-Year DCA
 FIXED ACCOUNTS
 1-Year Fixed (if available)

-------------------------------------------------
     PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS
       INVESTMENT REQUIREMENT MINIMUM 0% MAXIMUM
                     80%**
 GLOBAL & INTERNATIONAL PORTFOLIOS:
 SA Emerging Markets Equity Index
 SA International Index
 SA JPMorgan Global Equities
 SA Morgan Stanley International Equities
 LARGE CORE PORTFOLIOS:
 SA American Funds Growth-Income
 SA Large Cap Index
 SA MFS Massachusetts Investors Trust
 SA Oppenheimer Main Street Large Cap
 LARGE VALUE PORTFOLIOS:
 Invesco V.I. Comstock
 Invesco V.I. Growth and Income
 Lord Abbett Growth and Income
 SA Dogs of Wall Street
 SA JPMorgan Equity-Income
 SA Large Cap Value Index
 SA Legg Mason BW Large Cap Value
 LARGE GROWTH PORTFOLIOS:
 Invesco V.I. American Franchise
 SA AB Growth
 SA American Funds Growth
 SA Janus Focused Growth
 SA Large Cap Growth Index
 SA MFS Blue Chip Growth
 SA Wellington Capital Appreciation
 SMALL & MID CAP PORTFOLIOS:
 SA Mid Cap Index
 SA Small Cap Index
 ASSET ALLOCATION PORTFOLIOS:
 Franklin Allocation VIP Fund
 Franklin Income VIP Fund
 SA Allocation Balanced
 SA Allocation Growth
 SA Allocation Moderate
 SA Allocation Moderate Growth
 SA American Funds Asset Allocation
 SA BlackRock Multi-Asset Income
 SA Global Index Allocation 60/40
 SA Global Index Allocation 75/25
 SA Global Index Allocation 90/10


                                       41





       PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS
                                  - CONTINUED
          INVESTMENT REQUIREMENT MINIMUM 0% MAXIMUM 80%**
 SA Goldman Sachs Multi-Asset Insights
 SA Index Allocation 60/40
 SA Index Allocation 80/20
 SA Index Allocation 90/10
 SA JPMorgan Diversified Balanced
 SA Legg Mason Tactical Opportunities
 SA MFS Total Return
 SA PGI Asset Allocation
 SA Putnam Asset Allocation Diversified Growth
 SA T. Rowe Price Asset Allocation Growth
 SA Wellington Strategic Multi-Asset
 ASSET ALLOCATION (VOLATILITY CONTROL PORTFOLIOS):
 SA American Funds VCP Managed Allocation
 SA BlackRock VCP Global Multi Asset
 SA Invesco VCP Equity-Income
 SA PIMCO VCP Tactical Balanced
 SA Schroders VCP Global Allocation
 SA T. Rowe Price VCP Balanced
 SA VCP Dynamic Allocation
 SA VCP Dynamic Strategy
 SA VCP Index Allocation

-------------------------------------------------------
               OTHER EQUITY AND SPECIALTY PORTFOLIOS
         INVESTMENT REQUIREMENT MINIMUM 0% MAXIMUM 30%***
 SMALL & MID CAP PORTFOLIOS:
 SA AB Small & Mid Cap Value
 SA Franklin Small Company Value
 SA Invesco Growth Opportunities
 SA JPMorgan Mid-Cap Growth
 SA WellsCap Aggressive Growth
 GLOBAL & INTERNATIONAL PORTFOLIOS:
 SA American Funds Global Growth
 SA Fidelity Institutional AM(R) International Growth
 SA JPMorgan Emerging Markets
 SA Putnam International Growth and Income
 SA Templeton Foreign Value
 SPECIALTY PORTFOLIOS:
 SA Columbia Technology
 SA Fidelity Institutional AM(R) Real Estate
 SA PineBridge High-Yield Bond



* You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.

** You may invest up to a maximum of 40% in an individual Variable Portfolio within this Investment Group.


*** You may invest up to a maximum of 10% in an individual Variable Portfolio within this Investment Group.



How do my investment requirements impact my feature and contract?

Before you elect a living benefit, you should carefully consider whether the investment requirements associated with the living benefits meet your investment objectives and risk tolerance.


The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the contract value will be reduced to zero before the Covered Person(s)' death. Withdrawals taken while the contract value is greater than zero are withdrawals of the contract owner's own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secure Value Account will not change for the life of your contract.



REBALANCING AND INVESTMENT REQUIREMENTS


We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers, and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.


Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that


                                       42



transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.



What are the factors used to calculate Polaris Income Plus Flex?

The Lifetime Income offered by Polaris Income Plus Flex is calculated by considering the factors described below.


FIRST,we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND,we determine if the ANNIVERSARY VALUE is the Higher Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary.


THIRD,we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.

FOURTH,if you do not activate Lifetime Income before the 12th Benefit Anniversary, the guaranteed MINIMUM INCOME BASE amount will be available in the Income Base calculation on the 12th Benefit Anniversary. Any withdrawals taken prior to activating Lifetime Income on or after the 12th Benefit Year Anniversary will proportionately reduce the Purchase Payments used to determine the Minimum Income Base. The Minimum Income Base amount is calculated as a percentage of Purchase Payments received during the first Benefit Year and a percentage of Purchase Payments received after the first Benefit Year. These percentages are provided above in the Glossary of Living Benefit Defined Terms. If you activate Lifetime Income before the 12th Benefit Year Anniversary, you will not be eligible to receive the increase to the Income Base.

FIFTH,we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.

SIXTH, we determine the INCOME CREDIT.

The Income Credit amount is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. Prior to the Activation Date, if no withdrawals are taken during the Benefit Year, the Income Credit applied to the Income Base is not reduced.

On or after the Activation Date, the Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the Income Option you elected on the Activation Date. For example, if you are age 65, have activated Lifetime Income, elected Polaris Income Plus Flex Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6.0% to 2.0%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the Income Option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65, have activated Lifetime Income, elected two Covered Persons and take cumulative withdrawals that are equal to 6.1% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).


The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and
3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

PLEASE SEE THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS FOR THE APPLICABLE MAXIMUM


                                       43




ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE. IF YOU NEED ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL US AT THE ANNUITY SERVICE CENTER AT (800) 445-7862. ALL RATE SHEET SUPPLEMENTS WILL BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND ARE AVAILABLE ON THE EDGAR SYSTEM AT WWW.SEC.GOV, FILE NUMBER 333-201800.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS FLEX?" BELOW.

PLEASE SEE APPENDIX D for detailed numerical examples of how your living benefit is calculated.


What are the factors used to calculate Polaris Income Plus Daily Flex?

The Lifetime Income offered by Polaris Income Plus Daily Flex is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES which are values used to determine the Income Base. The initial Step-up Value is equal to the contract value. Then, on any day that the contract value is greater than the Income Base on that day, the Income Base is stepped up to that value. The Step-up Value is determined daily prior to the Activation Date.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received, and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.

THIRD, if you do not activate Lifetime Income before each Benefit Year Anniversary up to the 15th Benefit Year Anniversary, an annual MINIMUM INCOME BASE Percentage of 5% will be applied to Purchase Payments received prior to that Benefit Year Anniversary. These percentages are provided above in the Glossary of Living Benefit Defined Terms. Further, any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used in the calculation of the Minimum Income Base.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).


The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and
3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.


PLEASE SEE THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE. IF YOU NEED ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL US AT THE ANNUITY SERVICE CENTER AT (800) 445-7862. ALL RATE SHEET PROSPECTUS SUPPLEMENTS WILL BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND ARE AVAILABLE ON THE EDGAR SYSTEM AT WWW.SEC.GOV, FILE NUMBER 333-201800.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the



                                       44




contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY FLEX?" BELOW.

PLEASE SEE APPENDIX D for detailed numerical examples of how your living benefit is calculated.


How do increases to the Income Base and Income Credit Base work under Polaris Income Plus Flex?


On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Higher Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided that Lifetime Income withdrawals have not begun before that anniversary.


On each Benefit Year Anniversary during the Income Credit Period, if the Income Base is increased to a Higher Anniversary Value, the Income Credit Base is also automatically increased to that Higher Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.


Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHER ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

On or After Activation Date, the Maximum Annual Withdrawal Amount is recalculated each time there is an increase in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased.



How do increases to the Income Base work under Polaris Income Plus Daily Flex?

PRIOR TO THE ACTIVATION DATE, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments, if any.

Additionally, prior to the Benefit Year Anniversary, but during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the Purchase Payments.

ON OR AFTER THE ACTIVATION DATE, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the Activation Date ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the Higher Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Excess Withdrawal.


What are the effects of withdrawals on Polaris Income Plus Flex?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of any withdrawals. If you activate Lifetime Income before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.


Prior to the Activation Date

Any withdrawal in a Benefit Year reduces the Income Base and Income Credit Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.

Additionally, any withdrawal taken will reduce the Income Credit (if applicable), and Purchase Payments used to calculate the Minimum Income Base. The reduction to the Income Credit Base will result in a lowered Income Credit amount being applied to the Income Base during the Income Credit Period. In addition, these withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.

On or after the Activation Date

Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


For example, assume that your contract value is $106,000, your Income Base and Income Credit Base are $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base and Income Credit Base will be reduced to $114,000 as follows: $120,000 x {1 - [($11,000 -
$6,000)/($106,000 - $6,000)]} = $114,000.



                                       45



Excess Withdrawals reduce your Income Base and Income Credit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base and Income Credit Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawal"). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. In addition, you will not be eligible for an Income Credit, if applicable, in that Benefit Year.

When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. The impact of withdrawals on specific factors is further explained below:

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.


All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



What are the effects of withdrawals on Polaris Income Plus Daily Flex?

The Maximum Annual Withdrawal Amount, the Income Base and the Purchase Payment(s) used in the calculation of the Minimum Income Base may change over time as a result of the timing and amount of any withdrawals.


Prior to the Activation Date

Any withdrawal in a Benefit Year reduces the Income Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.

Additionally, any withdrawal taken will reduce each Purchase Payment included in the calculation of the Minimum Income Base. The reduction to the Purchase Payment(s) will result in a lowered amount being applied to the Income Base during the Minimum Income Base Period. However, the Minimum Income Base will continue to increase during the Minimum Income Base Period prior to the Activation Date. Lastly, any withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.

On or after the Activation Date

Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows:
$120,000 x {1 - [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.


Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same


                                       46



proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawal"). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount.

When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. The impact of withdrawals on specific factors is further explained below:

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     MINIMUM INCOME BASE: If you activate Lifetime Income during the Minimum Income Base Period, the Minimum Income Base will no longer increase on the next Benefit Anniversary.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the Higher Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.


All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



How can I change my Income Option Election?

You may change your Income Option election on the Activation Date. If you change your Income Option election on the Activation Date, a one-time annualized fee applies. Once Lifetime Income begins, you may not change your Income Option election.


What is the fee for Polaris Income Plus Flex and Polaris Income Plus Daily
Flex?

The fee for Polaris Income Plus Flex and Polaris Income Plus Daily Flex is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. In addition, if you change your Income Option on the Activation Date, your annual fee will increase on the next Benefit Quarter Anniversary. Please see fee table below:


POLARIS INCOME PLUS FLEX FEE
POLARIS INCOME PLUS DAILY FLEX FEE




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.25%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%



* The quarterly fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.


If you change your Income Option election on the Activation Date, a one-time annualized fee applies. The fee is


                                       47



calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:



 LIFETIME INCOME OPTION CHANGE FEE    0.25%



The fee is deducted quarterly, and the quarterly fee rate is 0.0625% (0.25%/4).
   The sum of the living benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.


Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE.

For Polaris Income Plus Flex, an increase in the Income Base due to an addition of an Income Credit, attaining a new Higher Anniversary Value or an addition of subsequent Purchase Payments will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. PLEASE NOTE THAT THIS MEANS THE ADDITION OF AN INCOME CREDIT WILL LEAD TO PAYING A HIGHER FEE IN ANY GIVEN PERIOD THAN WITHOUT THE ADDITION OF THE INCOME CREDIT BECAUSE THE INCOME CREDIT MAY INCREASE THE INCOME BASE. WHEN TAKING LIFETIME INCOME, THE INCOME CREDIT WILL BE REDUCED BY THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT AND MAY BE MORE THAN OFFSET BY THE AMOUNT OF THE FEE. YOU WILL BE ASSESSED A NON-REFUNDABLE FEE EACH QUARTER REGARDLESS OF WHETHER YOU ACTIVATE LIFETIME INCOME.

For Polaris Income Plus Daily Flex, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment(s) will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Fee rates and the non-discretionary formula have changed if your contract was issued prior to October 9, 2017. PLEASE SEE APPENDIX G -- LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019, FOR APPLICABLE FEES.



What happens if the contract value is reduced to zero while the Income Base is greater than zero?


PRIOR TO THE ACTIVATION DATE,
If the contract value is reduced to zero due to a withdrawal, but the Income Base is greater than zero, the contract will be terminated including any optional benefits and features.

ON OR AFTER THE ACTIVATION DATE,
if the contract value is reduced to zero, but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).


IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.


If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for Polaris Income Plus Flex, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.


When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


                                       48




PLEASE REFER TO THE RATE SHEET SUPPLEMENT FOR THE MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGES APPLICABLE TO YOUR LIVING BENEFIT.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
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When and how may I elect a Living Benefit?



You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Person(s) must meet the minimum and maximum age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX:



                                     COVERED PERSON
    NUMBER OF OWNERS        MINIMUM AGE(1)     MAXIMUM AGE(2)
         One Owner               45                 80
      Joint Owners(3)            45                 80

(1) Minimum Age must be met by any Covered Person(s) as of the Contract Issue Date.

(2) Maximum Age cannot be exceeded by any Covered Person(s) as of the date added.

(3) Joint Owners may choose which of the two Owners will be the Covered Person. The Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


What are the allowable changes to Covered Person(s) prior to the Activation
Date?


You may make changes to your Covered Person(s) prior to the Activation Date for specific Life Change Events as defined below by submitting the appropriate Covered Person(s) Change form. Note: Any Covered Person being added must meet the above minimum and maximum age requirements.



     o MARRIAGE - If there is one Covered Person, you may add your spouse as the second Covered Person;



     o DIVORCE - If there are two Covered Persons, you may remove one of the Covered Persons as a result of divorce;



     o DEATH - Upon the death of one of the Covered Persons, you may remove the deceased Covered Person.


WHAT ARE THE ALLOWABLE CHANGES TO COVERED PERSON(S) ON THE ACTIVATION DATE?


    NUMBER OF OWNERS AND        ALLOWED CHANGES TO COVERED PERSON(S)
      COVERED PERSONS                  ON THE ACTIVATION DATE
  Single Owned Contract &      Add Spouse as the second Covered Person
      One Covered Person
  Single Owned Contract &        Remove or Change the second Covered
   Two Covered Persons(1)        Person who is not the Single Owner
 Jointly Owned Contract &       Add Joint Owner as the second Covered
      One Covered Person                       Person
 Jointly Owned Contract &      Remove or Change either Covered Person
   Two Covered Persons(1)

(1) You must keep at least one of the original Covered Person(s) if requesting to remove or change either Covered Person. Note: If a second Covered Person or if one of the original Covered Person(s) is changed, Covered Person(s) must meet the above minimum and maximum age requirements.


Your Lifetime Income will change as a result of removing or adding a Covered Person(s).



IF I OWN A QUALIFIED CONTRACT, HOW DO REQUIRED MINIMUM DISTRIBUTIONS IMPACT MY LIVING BENEFIT?


PRIOR TO THE ACTIVATION DATE, Required Minimum Distributions ("RMD") will proportionately reduce the Income Base, Income Credit Base, if applicable, and the Purchase Payments used to calculate the Minimum Income Base.

ON OR AFTER THE ACTIVATION DATE, as the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS FLEX?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY FLEX?"ABOVE.

ANY WITHDRAWAL TAKEN BEFORE YOU ACTIVATE LIFETIME INCOME (INCLUDING RMDS) WILL RESULT IN A REDUCTION OF THE AMOUNT OF FUTURE WITHDRAWALS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT (MAWA).

We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR



                                       49




ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus Flex and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?


PRIOR TO THE ACTIVATION DATE, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:


     1. Make a death claim, which terminates the Living Benefit and the contract; or



     2. Continue the contract and the Living Benefit as a new single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.


If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:


     1. Make a death claim, which terminates the Living Benefit and the contract; or



     2. Continue the contract and the Living Benefit as the current single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.


ON OR AFTER THE ACTIVATION DATE, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:


     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2.   Continue the contract, without the Living Benefit.


If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:


     1. Make a death claim, which terminates the Living Benefit and the contract; or



     2. Continue the contract with the current Maximum Annual Withdrawal Amount and Protected Income Payment.

Note: At any time, if, the contract value goes to zero due to a withdrawal, the Spousal Beneficiary cannot continue the contract.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons and if the contract value is greater than zero?


PRIOR TO THE ACTIVATION DATE, upon death of the first of the two Covered Persons, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:


     1. Make a death claim, which terminates the Living Benefit and the contract; or



     2. Continue the contract as a single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.

Note: Prior to the Activation Date, if the contract value goes to zero due to a withdrawal, the Living Benefit and the contract terminate, and the Spousal Beneficiary cannot continue the contract.

ON OR AFTER THE ACTIVATION DATE, upon the first of the two Covered Person's death, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:



     1. Make a death claim, which terminates the Living Benefit and the contract; or



     2. Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.

Note: On or after the Activation Date, if the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their



                                       50




lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.

The components of the Living Benefit in effect at the time of Spousal Continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person on the Activation Date. If Lifetime Income was not activated prior to the Spousal Continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person on the Activation Date. PLEASE SEE "HOW DOES POLARIS INCOME PLUS FLEX WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY FLEX WORK?" ABOVE.

FOR POLARIS INCOME PLUS FLEX ONLY

If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Higher Anniversary Values or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if Lifetime Income was not activated during the first 12 Benefit Years following the Benefit Effective Date.

FOR POLARIS INCOME PLUS DAILY FLEX ONLY


If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Income Base period if Lifetime Income was not activated during the Minimum Income Base period. On or after the Activation Date, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.


What happens to my Living Benefit upon the Latest Annuity Date?


On the Latest Annuity Date, if the contract value is greater than zero, You must select one of the following options:

     1.   Annuitize by selecting from choices a. or b. below:



          a. elect to begin one of the Annuity Income Payment Options set forth in Your Contract. If you choose this option, We will apply the contract value to provide annuity income payments under the contract's annuity provisions as described under ANNUITY INCOME OPTIONS; or



          b. elect to receive Lifetime Income under Your Living Benefit option by means of an Annuitization while any of the last named Covered Person(s) is living. If You have already activated Lifetime Income under the Living Benefit, You will continue to receive Lifetime Income by means of an Annuitization as described below. If you have not yet activated Lifetime Income, you may activate Lifetime Income by means of an Annuitization as described under ANNUITY INCOME OPTIONS; or

     2.   Fully surrender your Contract

Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.

An election under option 1 above converts Your contract value or Lifetime Income amount to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits under Your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If You do not select an option listed above by the Latest Annuity Date, We will automatically begin making Lifetime Income payments, which would equal to the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract value goes to zero, in accordance with option 1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).



Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or


                                       51



after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.



What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus Flex or Polaris Income Plus Daily Flex?


Amounts allocated to the Secure Value Account will be automatically transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE APPENDIX B -STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding amounts allocated to the Secure Value Account and Automatic Asset Allocation Rebalancing Program upon cancellation of any Living Benefit.


Are there circumstances under which my Living Benefit will be automatically cancelled?


The Living Benefit and Lifetime Income will automatically be cancelled upon the occurrence of one of the following:


      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or


      (iv) Any withdrawal prior to the Activation Date that reduces the Contract Value to zero; or



      (v) On or after the Activation Date, any Excess Withdrawal that reduces the contract value and Income Base to zero; or


      (vi) Death of the Covered Person, if only one is elected after Lifetime Income has been activated; or, if two Covered Persons are elected, death of the surviving Covered Person; or


      (vii) A change that removes all of the original Covered Persons from the contract; or

      (viii)     A Change of the Owner or Assignment; or

      (ix)       You elect to cancel Your Living Benefit.


If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

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                                 DEATH BENEFITS
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You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


Certain death benefit options are either no longer offered or have changed since first being offered.Certain death benefits are either no longer offered or have changed since first being offered. For a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract, please see Appendix I if your contract was issued between May 1, 2017 and April 30, 2019. Please see Appendix F if your contract was issued prior to May 1, 2017. IF YOUR CONTRACT



                                       52



WAS ISSUED PRIOR TO MAY 1, 2017, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE DEATH BENEFIT OPTIONS.

We do not pay a death benefit if:

     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.


           OWNER               PAYABLE UPON DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant

BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.


     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.

If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.

If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.

For contracts in which the aggregate of all Purchase Payments in contracts issued by VALIC, AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.


                                       53



The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.

     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.

     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.

We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.


Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.

     o Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Expenses

We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.


Investment Options

     o     The Beneficiary may transfer funds among the available Variable
           Portfolios;

     o Variable Portfolios may differ from those available to the original Owner; and

     o Variable Portfolios may be of a different share class subject to higher 12b-1 fees.


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company.

     o The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

     o The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.

     o Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.


                                       54



     o Upon your death, your designated Beneficiary will receive the Contract Value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:

     o     Inherited Account and Required Minimum Distribution Election Form;
           AND

     o     New contract application

Restrictions on Inherited Account Program


     o No Purchase Payments are permitted after the contract has been issued.

     o Optional Living Benefits cannot be elected under the Inherited Account Program.

     o The contract may not be assigned and ownership may not be changed or jointly owned.


Expenses

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.


Investment Options

All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. Any withdrawal taken PRIOR TO THE ACTIVATION DATE reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken ON OR AFTER THE ACTIVATION DATE reduces the death benefit as follows:

     o If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.

     o If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (Excess Withdrawal) by the percentage by which the Excess Withdrawal reduced the resulting contract value.

     o Any Lifetime Income withdrawal taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which each Lifetime Income withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

Please note: The death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS FOR MORE INFORMATION ON PURCHASE PAYMENT RESTRICTIONS.


DEATH BENEFIT OPTIONS


CONTRACT VALUE DEATH BENEFIT

The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.

The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the living benefits described above.

Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please note that not all Death Benefit options may be available through the broker-dealer with which your financial representative is


                                       55



affiliated. Please check with your financial representative for availability and additional restrictions.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The Maximum Anniversary death benefit may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.


                                       56



Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o Continuing Spouse may not terminate the Return of Purchase Payment or the Maximum Anniversary Value death benefit if elected at contract issue.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.


The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE APPENDIX E
- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION for a discussion of the death benefit calculations upon a Continuing Spouse's death.

PLEASE SEE APPENDIX I - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION BETWEEN MAY 1, 2017 AND APRIL 30, 2019 FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


PLEASE SEE APPENDIX F - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE BENEFITS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee


Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES........ 1.15%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and


                                       57



charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES


The contract provides a penalty-free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty-free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE SCHEDULE


YEARS SINCE PURCHASE PAYMENT RECEIPT     1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE                     8%   7%   6%   5%   4%   3%   2%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class Service shares of Goldman Sachs Variable Insurance Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.


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If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.



TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.

In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.



OPTIONAL LIVING BENEFIT FEES

The living benefit fees will be calculated as a percentage of the Income Base for all years in which the living benefits are in effect. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2019, PLEASE SEE APPENDIX G -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019 FOR SPECIFIC FEE INFORMATION.


POLARIS INCOME PLUS FLEX FEE
POLARIS INCOME PLUS DAILY FLEX FEE




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.25%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%



* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.


If you change your Income Option election on the Activation Date, a one-time annualized fee applies. The fee is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:



 LIFETIME INCOME OPTION CHANGE FEE    0.25%



The fee is deducted quarterly, and the quarterly fee rate is 0.0625% (0.25%/4).
   The sum of the living benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.


The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.


Any fee adjustment is based on a non-discretionary formula tied to the VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE.

PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding the assessment of the fee.


Fee rates and the non-discretionary formula have changed if your contract was issued prior to October 9, 2017. PLEASE SEE APPENDIX G -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019, FOR APPLICABLE FEES.


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RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.



INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest. Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.00% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program.

ADDITIONAL PAYMENTS. VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

In addition, the Company and AIG Capital Services, Inc., the distributor, may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from


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Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. PLEASE SEE EXPENSES ABOVE.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisers, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income


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payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?


If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


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PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


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Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The


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portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an


                                       65



individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of


                                       66



the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia


                                       67



     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.

DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These


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potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an affiliate under common control with the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

The Variable Annuity Life Insurance Company ("VALIC") is a life insurance company organized under the laws of the state of Texas on August 20, 1968. VALIC's home office is 2929 Allen Parkway, Houston, Texas 77019. VALIC is successor in interest to a company originally organized under the laws of Washington, D.C. on December 21, 1955.


OWNERSHIP STRUCTURE OF THE COMPANY

VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

VALIC is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. VALIC is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require VALIC to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in VALIC's operations.


American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

VALIC Separate Account A is a separate account of VALIC, established under Texas law on July 25, 1979. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account


                                       69



are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we


                                       70



receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


As of April 23, 2019, the Company has achieved final dismissal of a lawsuit filed in the Circuit Court of Kanawha County, West Virginia on November 12, 2009 by The West Virginia Investment Management Board and The West Virginia Consolidated Public Retirement Board (the "WV Boards"). The litigation concerned a contractual dispute regarding whether the WV Boards were entitled in 2008 to the immediate and complete withdrawal of funds invested in an annuity product issued by VALIC. In 2016, the parties stipulated to resolve the matter through final and non-appealable arbitration before an arbitration panel composed of three West Virginia Business Court judges. The panel issued its decision on April 28, 2017, and no recovery was awarded to the WV Boards. Thereafter, the claims against VALIC were dismissed and the Company's accrual for this contingent liability was reversed. In May 2017, notwithstanding the parties' stipulation that the arbitral decision would be final and non-appealable, the WV Boards appealed the arbitration decision to the West Virginia Supreme Court of Appeals. The appeal was denied on July 5, 2018, and the WV Boards' motion for reconsideration was denied on November 14, 2018. The WV Boards have not appealed further, and the matter is concluded.

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Distribution of Contracts

Financial Statements

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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                                                                                      FISCAL         FISCAL         FISCAL
                                                                                       YEAR           YEAR           YEAR
                                                                   INCEPTION TO       ENDED          ENDED          ENDED
VARIABLE PORTFOLIOS                                                  12/31/15        12/31/16       12/31/17       12/31/18
================================================================= ============== =============== ============= ===============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$13.237     (a)$11.783      (a)$13.165    (a)$14.784
                                                                  (b)$13.024     (b)$11.574      (b)$12.898    (b)$14.222
 Ending AUV...................................................... (a)$11.783     (a)$13.165      (a)$14.784    (a)$13.204
                                                                    (b)$11.574     (b)$12.898    (b)$14.222      (b)$12.651
 Ending Number of AUs............................................ (a)0           (a)266          (a)0          (a)114
                                                                  (b)0           (b)0            (b)0          (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/01/15)
 Beginning AUV...................................................   (a)$14.048     (a)$12.590    (a)$14.171      (a)$10.069
                                                                    (b)$13.829     (b)$12.373    (b)$13.892      (b)$15.002
 Ending AUV......................................................   (a)$12.590     (a)$14.171    (a)$10.069      (a)$14.725
                                                                    (b)$12.373     (b)$13.892    (b)$15.002      (b)$14.134
 Ending Number of AUs............................................ (a)29,208      (a)33,810       (a)11,037     (a)12,020
                                                                  (b)246         (b)1,222        (b)698        (b)2,058

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)$9.917       (a)$9.863
                                                                  (b)N/A         (b)N/A           (b)$9.901       (b)$9.798
 Ending AUV...................................................... (a)N/A            (a)$9.917     (a)$9.863       (a)$9.894
                                                                  (b)N/A            (b)$9.901     (b)$9.798       (b)$9.789
 Ending Number of AUs............................................ (a)N/A         (a)13,718       (a)321        (a)296
                                                                  (b)N/A         (b)3,973        (b)3,822      (b)4,677

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Class Series II Shares
(Inception Date - 5/01/15)
 Beginning AUV...................................................   (a)$18.584     (a)$18.692    (a)$18.823      (a)$24.145
                                                                    (b)$18.292     (b)$18.368    (b)$18.451      (b)$23.078
 Ending AUV......................................................   (a)$18.692     (a)$18.823    (a)$24.145      (a)$22.939
                                                                    (b)$18.368     (b)$18.451    (b)$23.078      (b)$21.837
 Ending Number of AUs............................................ (a)0           (a)0            (a)0          (a)0
                                                                  (b)0           (b)0            (b)0          (b)0

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Class Series II Shares
(Inception Date - 5/01/15)
 Beginning AUV...................................................   (a)$16.051     (a)$14.464    (a)$16.703      (a)$19.826
                                                                    (b)$15.799     (b)$14.213    (b)$16.372      (b)$18.954
 Ending AUV......................................................   (a)$14.464     (a)$16.703    (a)$19.826      (a)$17.174
                                                                    (b)$14.213     (b)$16.372    (b)$18.954      (b)$16.353
 Ending Number of AUs............................................ (a)9,463       (a)34,277       (a)0          (a)175
                                                                  (b)2,310       (b)10,406       (b)12,472     (b)13,004

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Class Series II Shares
(Inception Date - 5/01/15)
 Beginning AUV...................................................   (a)$15.805     (a)$14.807    (a)$17.456      (a)$20.108
                                                                    (b)$15.561     (b)$14.554    (b)$17.115      (b)$19.218
 Ending AUV......................................................   (a)$14.807     (a)$17.456    (a)$20.108      (a)$17.175
                                                                    (b)$14.554     (b)$17.115    (b)$19.218      (b)$16.349
 Ending Number of AUs............................................ (a)10,043      (a)39,238       (a)0          (a)0
                                                                  (b)2,607       (b)11,356       (b)13,916     (b)14,602

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/01/15)
 Beginning AUV...................................................   (a)$13.560     (a)$12.851    (a)$14.857      (a)$10.130
                                                                    (b)$13.361     (b)$12.642    (b)$14.578      (b)$16.276
 Ending AUV......................................................   (a)$12.851     (a)$14.857    (a)$10.130      (a)$15.503
                                                                    (b)$12.642     (b)$14.578    (b)$16.276      (b)$14.719
 Ending Number of AUs............................................ (a)169         (a)5,555        (a)1,572      (a)1,819
                                                                  (b)630         (b)600          (b)608        (b)623

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                       FISCAL          FISCAL          FISCAL
                                                                                        YEAR            YEAR            YEAR
                                                                   INCEPTION TO        ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/15         12/31/16        12/31/17        12/31/18
================================================================= ==============   =============   =============   =============
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$18.776       (a)$19.495      (a)$19.736      (a)$26.179
                                                                  (b)$18.435       (b)$19.109      (b)$19.297      (b)$25.019
 Ending AUV...................................................... (a)$19.495       (a)$19.736      (a)$26.179      (a)$26.411
                                                                  (b)$19.109       (b)$19.297      (b)$25.019      (b)$25.139
 Ending Number of AUs............................................ (a)3,638         (a)10,577       (a)0            (a)1,803
                                                                  (b)0             (b)676          (b)990          (b)16,010

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$19.211       (a)$17.478      (a)$21.506      (a)$24.499
                                                                  (b)$18.918       (b)$17.183      (b)$21.090      (b)$23.424
 Ending AUV...................................................... (a)$17.478       (a)$21.506      (a)$24.499      (a)$20.507
                                                                  (b)$17.183       (b)$21.090      (b)$23.424      (b)$19.528
 Ending Number of AUs............................................ (a)2,174         (a)9,419        (a)1,096        (a)2,019
                                                                  (b)546           (b)3,709        (b)4,063        (b)9,110

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$14.556       (a)$13.862      (a)$14.400      (a)$16.114
                                                                  (b)$14.354       (b)$13.648      (b)$14.141      (b)$15.390
 Ending AUV...................................................... (a)$13.862       (a)$14.400      (a)$16.114      (a)$15.300
                                                                  (b)$13.648       (b)$14.141      (b)$15.390      (b)$14.555
 Ending Number of AUs............................................ (a)0             (a)17,177       (a)1,399        (a)2,544
                                                                  (b)4,272         (b)17,239       (b)13,673       (b)39,344

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$15.406       (a)$14.347      (a)$14.976      (a)$17.883
                                                                  (b)$15.182       (b)$14.114      (b)$14.696      (b)$17.050
 Ending AUV...................................................... (a)$14.347       (a)$14.976      (a)$17.883      (a)$16.405
                                                                  (b)$14.114       (b)$14.696      (b)$17.050      (b)$15.578
 Ending Number of AUs............................................ (a)12,655        (a)25,905       (a)19,829       (a)102,734
                                                                  (b)875           (b)8,037        (b)30,063       (b)39,192

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$14.673       (a)$13.794      (a)$14.386      (a)$16.798
                                                                  (b)$14.472       (b)$13.581      (b)$14.129      (b)$16.019
 Ending AUV...................................................... (a)$13.794       (a)$14.386      (a)$16.798      (a)$15.620
                                                                  (b)$13.581       (b)$14.129      (b)$16.019      (b)$14.836
 Ending Number of AUs............................................ (a)1,238         (a)8,382        (a)16,949       (a)47,987
                                                                  (b)1,129         (b)6,673        (b)7,439        (b)47,166

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$14.708       (a)$13.906      (a)$14.492      (a)$16.655
                                                                  (b)$14.512       (b)$13.699      (b)$14.240      (b)$15.885
 Ending AUV...................................................... (a)$13.906       (a)$14.492      (a)$16.655      (a)$15.647
                                                                  (b)$13.699       (b)$14.240      (b)$15.885      (b)$14.863
 Ending Number of AUs............................................ (a)0             (a)10,206       (a)34,770       (a)57,954
                                                                  (b)2,515         (b)46,029       (b)66,878       (b)80,121

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3
Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$15.092       (a)$14.677      (a)$15.806      (a)$18.479
                                                                  (b)$14.848       (b)$14.415      (b)$15.485      (b)$17.670
 Ending AUV...................................................... (a)$14.677       (a)$15.806      (a)$18.479      (a)$17.375
                                                                  (b)$14.415       (b)$15.485      (b)$17.670      (b)$16.548
 Ending Number of AUs............................................ (a)757           (a)132,949      (a)234,443      (a)684,152
                                                                  (b)0             (b)40,380       (b)68,788       (b)132,766

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$17.194       (a)$16.568      (a)$16.410      (a)$21.726
                                                                  (b)$16.929       (b)$16.285      (b)$16.090      (b)$20.771
 Ending AUV...................................................... (a)$16.568       (a)$16.410      (a)$21.726      (a)$19.484
                                                                  (b)$16.285       (b)$16.090      (b)$20.771      (b)$18.552
 Ending Number of AUs............................................ (a)6,834         (a)28,227       (a)319          (a)5,054
                                                                  (b)913           (b)5,730        (b)8,432        (b)35,142

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                      FISCAL         FISCAL        FISCAL
                                                                                       YEAR           YEAR          YEAR
                                                                   INCEPTION TO       ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/15        12/31/16       12/31/17      12/31/18
================================================================= ============== =============== ============= =============
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$16.310     (a)$16.169      (a)$17.425    (a)$22.513
                                                                  (b)$16.059     (b)$15.893      (b)$17.086    (b)$21.524
 Ending AUV...................................................... (a)$16.169     (a)$17.425      (a)$22.513    (a)$22.138
                                                                  (b)$15.893     (b)$17.086      (b)$21.524    (b)$21.081
 Ending Number of AUs............................................ (a)9,307       (a)18,775       (a)5,909      (a)8,168
                                                                  (b)631         (b)8,012        (b)13,111     (b)48,585

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$15.840     (a)$15.212      (a)$16.699    (a)$20.584
                                                                  (b)$15.600     (b)$14.956      (b)$16.377    (b)$19.678
 Ending AUV...................................................... (a)$15.212     (a)$16.699      (a)$20.584    (a)$19.930
                                                                  (b)$14.956     (b)$16.377      (b)$19.678    (b)$18.976
 Ending Number of AUs............................................ (a)5,430       (a)51,851       (a)3,375      (a)16,551
                                                                  (b)340         (b)5,694        (b)15,814     (b)49,172

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$12.309     (a)$11.781      (a)$12.443    (a)$14.170
                                                                  (b)$12.262     (b)$11.716      (b)$12.344    (b)$13.912
 Ending AUV...................................................... (a)$11.781     (a)$12.443      (a)$14.170    (a)$13.288
                                                                  (b)$11.716     (b)$12.344      (b)$13.912    (b)$12.994
 Ending Number of AUs............................................ (a)369,537     (a)1,506,791    (a)242,301    (a)773,780
                                                                  (b)7,591       (b)55,087       (b)79,251     (b)104,215

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A          (a)$11.336    (a)$11.961
                                                                  (b)N/A         (b)N/A          (b)$11.234    (b)$11.741
 Ending AUV...................................................... (a)N/A         (a)$11.336      (a)$11.961    (a)$11.351
                                                                  (b)N/A         (b)$11.234      (b)$11.741    (b)$11.098
 Ending Number of AUs............................................ (a)N/A         (a)8,433        (a)4,569      (a)39,065
                                                                  (b)N/A         (b)0            (b)2,480      (b)2,772

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A          (a)$10.398    (a)$11.537
                                                                  (b)N/A         (b)N/A          (b)$10.374    (b)$11.448
 Ending AUV...................................................... (a)N/A         (a)$10.398      (a)$11.537    (a)$10.749
                                                                  (b)N/A         (b)$10.374      (b)$11.448    (b)$10.623
 Ending Number of AUs............................................ (a)N/A         (a)1,083,789    (a)135,493    (a)449,433
                                                                  (b)N/A         (b)23,101       (b)60,752     (b)77,827

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$17.405     (a)$17.648      (a)$20.302    (a)$27.627
                                                                  (b)$17.137     (b)$17.347      (b)$19.905    (b)$26.431
 Ending AUV...................................................... (a)$17.648     (a)$20.302      (a)$27.627    (a)$25.031
                                                                  (b)$17.347     (b)$19.905      (b)$26.431    (b)$23.851
 Ending Number of AUs............................................ (a)1,480       (a)2,833        (a)137        (a)3,510
                                                                  (b)88          (b)450          (b)0          (b)4,885

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV...................................................  (a)$9.219      (a)$9.112       (a)$8.964     (a)$9.096
                                                                   (b)$9.073      (b)$8.953       (b)$8.786     (b)$8.691
 Ending AUV......................................................  (a)$9.112      (a)$8.964       (a)$9.096     (a)$9.102
                                                                   (b)$8.953      (b)$8.786       (b)$8.691     (b)$8.662
 Ending Number of AUs............................................ (a)4,447       (a)20,577       (a)1,517      (a)45,816
                                                                  (b)0           (b)1,514        (b)1,790      (b)638

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$19.522     (a)$19.195      (a)$22.289    (a)$26.513
                                                                  (b)$19.153     (b)$18.800      (b)$21.777    (b)$25.414
 Ending AUV...................................................... (a)$19.195     (a)$22.289      (a)$26.513    (a)$26.063
                                                                  (b)$18.800     (b)$21.777      (b)$25.414    (b)$24.882
 Ending Number of AUs............................................ (a)5,681       (a)44,481       (a)0          (a)908
                                                                  (b)899         (b)5,930        (b)8,652      (b)12,595

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                       FISCAL          FISCAL         FISCAL
                                                                                        YEAR            YEAR           YEAR
                                                                   INCEPTION TO        ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/15         12/31/16        12/31/17       12/31/18
================================================================= ==============   =============   =============   ============
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)N/A           (a)$8.526
                                                                  (b)N/A           (b)N/A          (b)N/A           (b)$8.503
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)N/A          (a)0
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)0

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$16.436       (a)$15.766      (a)$16.882      (a)$18.134
                                                                  (b)$16.179       (b)$15.494      (b)$16.550      (b)$17.334
 Ending AUV...................................................... (a)$15.766       (a)$16.882      (a)$18.134      (a)$17.377
                                                                  (b)$15.494       (b)$16.550      (b)$17.334      (b)$16.544
 Ending Number of AUs............................................ (a)8,882         (a)79,022       (a)12,915       (a)40,073
                                                                  (b)2,223         (b)26,802       (b)27,802       (b)18,346

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$11.743       (a)$11.829      (a)$12.653      (a)$13.448
                                                                  (b)$11.566       (b)$11.632      (b)$12.410      (b)$12.846
 Ending AUV...................................................... (a)$11.829       (a)$12.653      (a)$13.448      (a)$12.397
                                                                  (b)$11.632       (b)$12.410      (b)$12.846      (b)$11.794
 Ending Number of AUs............................................ (a)1,028         (a)3,780        (a)0            (a)0
                                                                  (b)11            (b)492          (b)2,214        (b)2,611

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)$10.020
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)$10.010
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)$10.020       (a)$9.817
                                                                  (b)N/A           (b)N/A          (b)$10.010       (b)$9.769
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)2,026        (a)26,021
                                                                  (b)N/A           (b)N/A          (b)0            (b)0

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A           (a)$9.920
                                                                  (b)N/A           (b)N/A          (b)N/A           (b)$9.911
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$9.920       (a)$9.839
                                                                  (b)N/A           (b)N/A           (b)$9.911       (b)$9.790
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)0            (a)9,546
                                                                  (b)N/A           (b)N/A          (b)0            (b)0

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$15.580       (a)$14.091      (a)$18.156      (a)$20.096
                                                                  (b)$15.335       (b)$13.846      (b)$17.799      (b)$19.199
 Ending AUV...................................................... (a)$14.091       (a)$18.159      (a)$20.096      (a)$17.281
                                                                  (b)$13.846       (b)$17.799      (b)$19.199      (b)$16.444
 Ending Number of AUs............................................ (a)3,400         (a)10,063       (a)668          (a)1,208
                                                                  (b)667           (b)2,503        (b)2,864        (b)6,965

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)N/A           (a)$9.347
                                                                  (b)N/A           (b)N/A          (b)N/A           (b)$9.322
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)N/A          (a)6,773
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)8,542

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)N/A           (a)$9.160
                                                                  (b)N/A           (b)N/A          (b)N/A           (b)$9.135
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)N/A          (a)24,333
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)9,443

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                     FISCAL        FISCAL         FISCAL
                                                                                      YEAR          YEAR           YEAR
                                                                   INCEPTION TO      ENDED         ENDED          ENDED
VARIABLE PORTFOLIOS                                                  12/31/15       12/31/16      12/31/17       12/31/18
================================================================= ============== ============= ============= ===============
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A         (a)$8.958
                                                                  (b)N/A         (b)N/A        (b)N/A         (b)$8.934
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)69,755
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)2,363

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$12.272     (a)$12.051    (a)$12.021    (a)$12.941
                                                                  (b)$12.089     (b)$11.851    (b)$11.793    (b)$12.372
 Ending AUV...................................................... (a)$12.051     (a)$12.021    (a)$12.941    (a)$12.445
                                                                  (b)$11.851     (b)$11.793    (b)$12.372    (b)$11.850
 Ending Number of AUs............................................ (a)6,861       (a)50,889     (a)12,802     (a)27,350
                                                                  (b)923         (b)19,664     (b)21,254     (b)11,864

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) - SAST
Class 3
Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)$10.299
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)$10.289
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)$10.299     (a)$9.312
                                                                  (b)N/A         (b)N/A        (b)$10.289     (b)$9.266
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)1,461      (a)13,688
                                                                  (b)N/A         (b)N/A        (b)0          (b)477

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)$11.006
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)$10.967
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)$11.006    (a)$10.349
                                                                  (b)N/A         (b)N/A        (b)$10.967    (b)$10.270
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)23,245     (a)124,069
                                                                  (b)N/A         (b)N/A        (b)7,833      (b)17,932

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)$11.309
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)$11.269
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)$11.309    (a)$10.422
                                                                  (b)N/A         (b)N/A        (b)$11.269    (b)$10.343
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)38,936     (a)237,140
                                                                  (b)N/A         (b)N/A        (b)2,038      (b)25,359

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)$11.478
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)$11.437
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)$11.478    (a)$10.473
                                                                  (b)N/A         (b)N/A        (b)$11.437    (b)$10.394
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)254,444    (a)1,216,619
                                                                  (b)N/A         (b)N/A        (b)56,004     (b)166,665

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)$10.348
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)$10.338
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)$10.348     (a)$8.770
                                                                  (b)N/A         (b)N/A        (b)$10.338     (b)$8.727
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)0          (a)0
                                                                  (b)N/A         (b)N/A        (b)0          (b)686

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                      FISCAL          FISCAL          FISCAL
                                                                                       YEAR            YEAR            YEAR
                                                                  INCEPTION TO        ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                 12/31/15         12/31/16        12/31/17        12/31/18
================================================================ ==============   =============   =============   =============
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$19.136       (a)$17.586      (a)$17.994      (a)$22.633
                                                                 (b)$18.844       (b)$17.288      (b)$17.645      (b)$21.638
 Ending AUV..................................................... (a)$17.586       (a)$17.994      (a)$22.633      (a)$21.251
                                                                 (b)$17.288       (b)$17.645      (b)$21.638      (b)$20.235
 Ending Number of AUs........................................... (a)1,178         (a)1,591        (a)593          (a)593
                                                                 (b)0             (b)0            (b)0            (b)3,222

-----------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$11.920       (a)$11.360      (a)$12.318      (a)$13.468
                                                                 (b)$11.860       (b)$11.284      (b)$12.205      (b)$13.219
 Ending AUV..................................................... (a)$11.360       (a)$12.318      (a)$13.468      (a)$11.959
                                                                 (b)$11.284       (b)$12.205      (b)$13.219      (b)$11.691
 Ending Number of AUs........................................... (a)381,814       (a)782,254      (a)97,020       (a)281,802
                                                                 (b)6,467         (b)19,976       (b)30,195       (b)33,632

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$16.786       (a)$16.429      (a)$15.942      (a)$20.890
                                                                 (b)$16.530       (b)$16.151      (b)$15.634      (b)$19.986
 Ending AUV..................................................... (a)$16.429       (a)$15.942      (a)$20.890      (a)$20.866
                                                                 (b)$16.151       (b)$15.634      (b)$19.986      (b)$19.883
 Ending Number of AUs........................................... (a)3,682         (a)10,070       (a)0            (a)72
                                                                 (b)885           (b)3,288        (b)3,663        (b)4,177

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$15.850       (a)$15.386      (a)$16.236      (a)$18.686
                                                                 (b)$15.604       (b)$15.122      (b)$15.917      (b)$17.910
 Ending AUV..................................................... (a)$15.386       (a)$16.236      (a)$18.686      (a)$17.000
                                                                 (b)$15.122       (b)$15.917      (b)$17.910      (b)$16.228
 Ending Number of AUs........................................... (a)7,076         (a)35,712       (a)7,627        (a)41,700
                                                                 (b)200           (b)1,007        (b)336          (b)365

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$11.811        (a)$9.016       (a)$9.828      (a)$14.087
                                                                 (b)$11.631        (b)$8.864       (b)$9.638      (b)$13.470
 Ending AUV.....................................................  (a)$9.016        (a)$9.828      (a)$14.087      (a)$11.200
                                                                  (b)$8.864        (b)$9.638      (b)$13.470      (b)$10.666
 Ending Number of AUs........................................... (a)3,351         (a)13,381       (a)0            (a)2,826
                                                                 (b)956           (b)3,989        (b)4,421        (b)13,606

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$15.707       (a)$15.142      (a)$17.228      (a)$20.678
                                                                 (b)$15.452       (b)$14.871      (b)$16.877      (b)$19.609
 Ending AUV..................................................... (a)$15.142       (a)$17.228      (a)$20.678      (a)$19.482
                                                                 (b)$14.871       (b)$16.877      (b)$19.609      (b)$18.400
 Ending Number of AUs........................................... (a)9,227         (a)41,218       (a)1,033        (a)907
                                                                 (b)2,835         (b)10,783       (b)12,819       (b)12,801

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$13.141       (a)$12.254      (a)$12.749      (a)$16.045
                                                                 (b)$12.918       (b)$12.026      (b)$12.481      (b)$15.243
 Ending AUV..................................................... (a)$12.254       (a)$12.749      (a)$16.045      (a)$14.067
                                                                 (b)$12.026       (b)$12.481      (b)$15.243      (b)$13.310
 Ending Number of AUs........................................... (a)0             (a)141          (a)0            (a)0
                                                                 (b)0             (b)0            (b)0            (b)2,926

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$13.927       (a)$13.656      (a)$13.900      (a)$14.660
                                                                 (b)$13.717       (b)$13.427      (b)$13.633      (b)$13.919
 Ending AUV..................................................... (a)$13.656       (a)$13.900      (a)$14.660      (a)$14.390
                                                                 (b)$13.427       (b)$13.633      (b)$13.919      (b)$13.608
 Ending Number of AUs........................................... (a)26,163        (a)104,542      (a)18,523       (a)49,038
                                                                 (b)3,767         (b)17,264       (b)22,811       (b)24,170

-----------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                       FISCAL          FISCAL          FISCAL
                                                                                        YEAR            YEAR            YEAR
                                                                   INCEPTION TO        ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/15         12/31/16        12/31/17        12/31/18
================================================================= ==============   =============   =============   =============
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$21.052       (a)$19.998      (a)$19.731      (a)$25.758
                                                                  (b)$20.719       (b)$19.649      (b)$19.339      (b)$24.626
 Ending AUV...................................................... (a)$19.998       (a)$19.731      (a)$25.758      (a)$24.158
                                                                  (b)$19.649       (b)$19.339      (b)$24.626      (b)$23.004
 Ending Number of AUs............................................ (a)925           (a)1,553        (a)147          (a)1,570
                                                                  (b)0             (b)0            (b)2,685        (b)3,976

------------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)N/A           (a)$9.592
                                                                  (b)N/A           (b)N/A          (b)N/A           (b)$9.566
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)N/A          (a)0
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)653

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)$10.491
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)$10.481
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)$10.491       (a)$9.854
                                                                  (b)N/A           (b)N/A          (b)$10.481       (b)$9.805
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)0            (a)0
                                                                  (b)N/A           (b)N/A          (b)0            (b)5,141

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)N/A           (a)$9.300
                                                                  (b)N/A           (b)N/A          (b)N/A           (b)$9.275
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)N/A          (a)0
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)0

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$15.024       (a)$14.380      (a)$16.226      (a)$19.714
                                                                  (b)$14.794       (b)$14.137      (b)$15.912      (b)$18.844
 Ending AUV...................................................... (a)$14.380       (a)$16.226      (a)$19.714      (a)$17.761
                                                                  (b)$14.137       (b)$15.912      (b)$18.844      (b)$16.909
 Ending Number of AUs............................................ (a)6,179         (a)25,265       (a)0            (a)0
                                                                  (b)1,401         (b)6,762        (b)11,646       (b)11,819

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3
Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)$10.285
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)$10.276
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)$10.285       (a)$9.561
                                                                  (b)N/A           (b)N/A          (b)$10.276       (b)$9.514
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)2,755        (a)9,054
                                                                  (b)N/A           (b)N/A          (b)0            (b)464

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$16.531       (a)$16.281      (a)$17.049      (a)$21.931
                                                                  (b)$16.278       (b)$16.005      (b)$16.719      (b)$20.861
 Ending AUV...................................................... (a)$16.281       (a)$17.049      (a)$21.931      (a)$20.490
                                                                  (b)$16.005       (b)$16.719      (b)$20.861      (b)$19.412
 Ending Number of AUs............................................ (a)3,427         (a)22,414       (a)732          (a)643
                                                                  (b)629           (b)3,759        (b)6,515        (b)7,414

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$17.417       (a)$16.867      (a)$18.042      (a)$22.369
                                                                  (b)$17.146       (b)$16.577      (b)$17.688      (b)$21.442
 Ending AUV...................................................... (a)$16.867       (a)$18.042      (a)$22.369      (a)$20.865
                                                                  (b)$16.577       (b)$17.688      (b)$21.442      (b)$19.920
 Ending Number of AUs............................................ (a)8,658         (a)33,665       (a)0            (a)1,677
                                                                  (b)2,080         (b)9,880        (b)11,559       (b)11,880

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                      FISCAL         FISCAL        FISCAL
                                                                                       YEAR           YEAR          YEAR
                                                                   INCEPTION TO       ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/15        12/31/16       12/31/17      12/31/18
================================================================= ============== =============== ============= =============
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$14.765     (a)$14.260      (a)$15.315    (a)$17.319
                                                                  (b)$14.541     (b)$14.021      (b)$15.021    (b)$16.557
 Ending AUV...................................................... (a)$14.260     (a)$15.315      (a)$17.319    (a)$16.094
                                                                  (b)$14.021     (b)$15.021      (b)$16.557    (b)$15.325
 Ending Number of AUs............................................ (a)1,945       (a)27,691       (a)5,219      (a)17,439
                                                                  (b)323         (b)1,603        (b)0          (b)2,010

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A          (a)N/A        (a)$10.454
                                                                  (b)N/A         (b)N/A          (b)N/A        (b)$10.444
 Ending AUV...................................................... (a)N/A         (a)N/A          (a)$10.454     (a)$9.108
                                                                  (b)N/A         (b)N/A          (b)$10.444     (b)$9.063
 Ending Number of AUs............................................ (a)N/A         (a)N/A          (a)0          (a)0
                                                                  (b)N/A         (b)N/A          (b)0          (b)1,669

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$11.473     (a)$10.317       (a)$9.960    (a)$12.552
                                                                  (b)$11.295     (b)$10.140       (b)$9.765    (b)$11.993
 Ending AUV...................................................... (a)$10.317      (a)$9.960      (a)$12.552    (a)$10.654
                                                                  (b)$10.140      (b)$9.765      (b)$11.993    (b)$10.138
 Ending Number of AUs............................................ (a)4,931       (a)35,509       (a)0          (a)0
                                                                  (b)1,360       (b)7,353        (b)13,409     (b)20,797

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$15.945     (a)$15.765      (a)$17.333    (a)$20.422
                                                                  (b)$15.655     (b)$15.453      (b)$16.947    (b)$19.454
 Ending AUV...................................................... (a)$15.765     (a)$17.333      (a)$20.422    (a)$18.548
                                                                  (b)$15.453     (b)$16.947      (b)$19.454    (b)$17.598
 Ending Number of AUs............................................ (a)24,971      (a)40,638       (a)340        (a)516
                                                                  (b)1,288       (b)6,054        (b)7,595      (b)7,760

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$15.992     (a)$15.031      (a)$16.395    (a)$18.799
                                                                  (b)$15.718     (b)$14.748      (b)$16.046    (b)$17.929
 Ending AUV...................................................... (a)$15.031     (a)$16.395      (a)$18.799    (a)$17.697
                                                                  (b)$14.748     (b)$16.046      (b)$17.929    (b)$16.810
 Ending Number of AUs............................................ (a)0           (a)0            (a)0          (a)639
                                                                  (b)0           (b)0            (b)0          (b)0

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$11.512     (a)$10.784      (a)$11.367    (a)$13.128
                                                                  (b)$11.455     (b)$10.713      (b)$11.263    (b)$12.886
 Ending AUV...................................................... (a)$10.784     (a)$11.367      (a)$13.128    (a)$12.047
                                                                  (b)$10.713     (b)$11.263      (b)$12.886    (b)$11.777
 Ending Number of AUs............................................ (a)337,771     (a)1,214,380    (a)69,519     (a)274,291
                                                                  (b)6,812       (b)50,526       (b)69,675     (b)81,337

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$14.212     (a)$12.893      (a)$15.012    (a)$16.632
                                                                  (b)$13.989     (b)$12.670      (b)$14.715    (b)$15.860
 Ending AUV...................................................... (a)$12.893     (a)$15.012      (a)$16.632    (a)$15.773
                                                                  (b)$12.670     (b)$14.715      (b)$15.860    (b)$14.981
 Ending Number of AUs............................................ (a)2,822       (a)12,463       (a)1,035      (a)2,132
                                                                  (b)753         (b)3,423        (b)6,842      (b)6,978

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)N/A          (a)$10.315    (a)$12.189
                                                                  (b)N/A         (b)N/A          (b)$10.308    (b)$12.128
 Ending AUV...................................................... (a)N/A         (a)$10.315      (a)$12.189    (a)$10.993
                                                                  (b)N/A         (b)$10.308      (b)$12.128    (b)$10.894
 Ending Number of AUs............................................ (a)N/A         (a)0            (a)27,054     (a)86,130
                                                                  (b)N/A         (b)0            (b)4,617      (b)4,728

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                       FISCAL         FISCAL        FISCAL
                                                                                        YEAR           YEAR          YEAR
                                                                    INCEPTION TO       ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/15        12/31/16       12/31/17      12/31/18
================================================================= =============== =============== ============= =============
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV...................................................  (a)$9.830       (a)$8.695       (a)$8.691    (a)$10.888
                                                                   (b)$9.661       (b)$8.532       (b)$8.506    (b)$10.401
 Ending AUV......................................................  (a)$8.695       (a)$8.691      (a)$10.888     (a)$8.845
                                                                   (b)$8.532       (b)$8.506      (b)$10.401     (b)$8.416
 Ending Number of AUs............................................ (a)0            (a)7,788        (a)0          (a)0
                                                                  (b)0            (b)0            (b)0          (b)0

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)$10.844    (a)$12.142
                                                                  (b)N/A          (b)N/A          (b)$10.819    (b)$12.048
 Ending AUV...................................................... (a)N/A          (a)$10.844      (a)$12.142    (a)$10.920
                                                                  (b)N/A          (b)$10.819      (b)$12.048    (b)$10.792
 Ending Number of AUs............................................ (a)N/A          (a)517,217      (a)130,394    (a)334,318
                                                                  (b)N/A          (b)36,467       (b)60,882     (b)61,239

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A        (a)$10.157
                                                                  (b)N/A          (b)N/A          (b)N/A        (b)$10.147
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$10.157     (a)$8.847
                                                                  (b)N/A          (b)N/A          (b)$10.147     (b)$8.803
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)0          (a)0
                                                                  (b)N/A          (b)N/A          (b)0          (b)5,213

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A        (a)$10.292
                                                                  (b)N/A          (b)N/A          (b)N/A        (b)$10.282
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$10.292     (a)$9.590
                                                                  (b)N/A          (b)N/A          (b)$10.282     (b)$9.543
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)0          (a)51,473
                                                                  (b)N/A          (b)N/A          (b)0          (b)0

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)$10.588    (a)$12.465
                                                                  (b)N/A          (b)N/A          (b)$10.563    (b)$12.368
 Ending AUV...................................................... (a)N/A          (a)$10.588      (a)$12.465    (a)$11.446
                                                                  (b)N/A          (b)$10.563      (b)$12.368    (b)$11.313
 Ending Number of AUs............................................ (a)N/A          (a)836,972      (a)176,535    (a)571,022
                                                                  (b)N/A          (b)46,628       (b)85,834     (b)93,945

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$12.257      (a)$10.258      (a)$10.243    (a)$12.574
                                                                  (b)$12.071      (b)$10.086      (b)$10.046    (b)$12.015
 Ending AUV...................................................... (a)$10.258      (a)$10.243      (a)$12.574    (a)$10.396
                                                                  (b)$10.086      (b)$10.046      (b)$12.015     (b)$9.894
 Ending Number of AUs............................................ (a)5,405        (a)26,231       (a)1,116      (a)3,391
                                                                  (b)1,360        (b)7,562        (b)9,616      (b)16,824

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$12.764      (a)$11.749      (a)$12.121    (a)$14.480
                                                                  (b)$12.660      (b)$11.634      (b)$11.972    (b)$14.140
 Ending AUV...................................................... (a)$11.749      (a)$12.121      (a)$14.480    (a)$13.337
                                                                  (b)$11.634      (b)$11.972      (b)$14.140    (b)$12.971
 Ending Number of AUs............................................ (a)1,731,873    (a)3,432,422    (a)243,373    (a)683,019
                                                                  (b)49,670       (b)90,583       (b)106,132    (b)128,582

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$12.576      (a)$11.629      (a)$12.070    (a)$14.220
                                                                  (b)$12.490      (b)$11.530      (b)$11.938    (b)$13.913
 Ending AUV...................................................... (a)$11.629      (a)$12.070      (a)$14.220    (a)$13.046
                                                                  (b)$11.530      (b)$11.938      (b)$13.913    (b)$12.713
 Ending Number of AUs............................................ (a)1,559,723    (a)2,888,567    (a)175,549    (a)530,830
                                                                  (b)54,387       (b)85,239       (b)90,881     (b)129,686

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                       FISCAL          FISCAL          FISCAL
                                                                                        YEAR            YEAR            YEAR
                                                                   INCEPTION TO        ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/15         12/31/16        12/31/17        12/31/18
================================================================= ==============   =============   =============   =============
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)$10.395
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)$10.385
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)$10.395       (a)$9.512
                                                                  (b)N/A           (b)N/A          (b)$10.385       (b)$9.465
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)1,278        (a)458,666
                                                                  (b)N/A           (b)N/A          (b)0            (b)29,690

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$23.725       (a)$23.642      (a)$23.741      (a)$31.763
                                                                  (b)$23.341       (b)$23.220      (b)$23.259      (b)$30.334
 Ending AUV...................................................... (a)$23.642       (a)$23.741      (a)$31.763      (a)$31.087
                                                                  (b)$23.220       (b)$23.259      (b)$30.334      (b)$29.569
 Ending Number of AUs............................................ (a)5,286         (a)25,898       (a)219          (a)2,416
                                                                  (b)848           (b)4,143        (b)4,952        (b)9,065

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class
  3
Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$12.404       (a)$12.258      (a)$12.247      (a)$12.713
                                                                  (b)$12.220       (b)$12.055      (b)$12.014      (b)$12.155
 Ending AUV...................................................... (a)$12.258       (a)$12.247      (a)$12.713      (a)$12.541
                                                                  (b)$12.055       (b)$12.014      (b)$12.155      (b)$11.942
 Ending Number of AUs............................................ (a)12,336        (a)79,931       (a)26,787       (a)40,774
                                                                  (b)2,960         (b)14,306       (b)18,469       (b)18,106

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$11.567       (a)$11.191      (a)$11.455      (a)$11.842
                                                                  (b)$11.416       (b)$11.027      (b)$11.259      (b)$11.300
 Ending AUV...................................................... (a)$11.191       (a)$11.455      (a)$11.842      (a)$11.682
                                                                  (b)$11.027       (b)$11.259      (b)$11.300      (b)$11.103
 Ending Number of AUs............................................ (a)5,468         (a)26,680       (a)18,686       (a)47,115
                                                                  (b)948           (b)6,656        (b)7,207        (b)12,299

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)$9.913      (a)$11.379
                                                                  (b)N/A           (b)N/A           (b)$9.907      (b)$11.322
 Ending AUV...................................................... (a)N/A            (a)$9.913      (a)$11.379      (a)$10.370
                                                                  (b)N/A            (b)$9.907      (b)$11.322      (b)$10.276
 Ending Number of AUs............................................ (a)N/A           (a)0            (a)8,320        (a)47,003
                                                                  (b)N/A           (b)0            (b)1,504        (b)1,914

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$13.829       (a)$12.620      (a)$13.343      (a)$17.527
                                                                  (b)$13.584       (b)$12.376      (b)$13.052      (b)$16.613
 Ending AUV...................................................... (a)$12.620       (a)$13.343      (a)$17.527      (a)$16.108
                                                                  (b)$12.376       (b)$13.052      (b)$16.613      (b)$15.208
 Ending Number of AUs............................................ (a)0             (a)1,256        (a)504          (a)2,495
                                                                  (b)0             (b)4,454        (b)4,068        (b)10,395

------------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




      PROSPECTUS PROVISION                           AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                                  New Mexico
Administration Charge            Charge will be deducted pro-rata from Variable Portfolios only.   Oregon
                                                                                                   Texas
                                                                                                   Washington
Annuity Date                     You may switch to the Income Phase any time after your first      Florida
                                   contract anniversary.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account will be             Washington
                                   automatically transferred to the Goldman
                                 Sachs VIT Government Money Market Fund or similar money market portfolio.
Free Look                        If you are age 65 or older on the contract issue date, the Free   Arizona
                                   Look period is 30 days.
Free Look                        If you are age 60 or older on the contract issue date, the Free   California
                                   Look period is 30 days. If you invest
                                 in the Fixed Account, the Free Look amount is calculated as the
                                   Purchase Payments paid. If you
                                 invest in Variable Portfolio(s), the Free Look amount is
                                   calculated as the greater of (1) Purchase
                                 Payments or (2) the value of your contract plus any fees paid on the day we received your request
                                 in Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 21 days and the amount is calculated as   Florida
                                   the value of your contract plus fees
                                 and charges on the day we receive your request in Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                                  Idaho
                                                                                                   North Dakota
                                                                                                   Rhode Island
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the value of your contract  Michigan plus fees and charges on the day
                                 we received your request in Good Order at the Annuity Service     Texas
                                   Center.
Free Look                        The Free Look amount is calculated as the greater of (1)          Arkansas
                                   Purchase Payments including fees and
                                 charges or (2) the value of your contract on the day we receive your request in Good Order at the
                                 Annuity Service Center.
Joint Ownership                  Benefits and Features to be made available to Domestic Partners   California
                                                                                                   District of Columbia
                                                                                                   Maine
                                                                                                   Nevada
                                                                                                   Oregon
                                                                                                   Washington
                                                                                                   Wisconsin
Joint Ownership                  Benefits and Features to be made available to Civil Union         California
                                   Partners                                                        Colorado
                                                                                                   Hawaii
                                                                                                   Illinois
                                                                                                   New Jersey
                                                                                                   Rhode Island
Minimum Contract Value           The minimum remaining contract value after a partial withdrawal   Texas
                                   must be $2,000.
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts.           California
                                                                                                   Missouri
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  Connecticut
                                   on or after February 6, 2017.                                   Massachusetts
                                                                                                   Pennsylvania
Premium Tax                      We deduct premium tax charges of 0.50% for Qualified contracts    California
                                   and 2.35% for Non-Qualified
                                 contracts based on contract value when you begin the Income
                                   Phase.
Premium Tax                      We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                   contracts based on total Purchase
                                 Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                   contracts based on contract value when
                                 you begin the Income Phase.
Premium Tax                      For the first $500,000 in the contract, we deduct premium tax     South Dakota
                                   charges of 1.25% for Non-Qualified
                                 contracts based on total Purchase Payments when you begin the
                                   Income Phase. For any amount in
                                 excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for
                                 Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                                   and 1.0% for Non-Qualified
                                 contracts based on contract value when you begin the Income
                                   Phase.
Premium Tax                      We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                                   contracts based on total Purchase
                                 Payments when you begin the Income Phase.
Polaris Income Builder           Charge will be deducted pro-rata from Variable Portfolios only.   Missouri
Polaris Income Plus                                                                                Oregon
                                                                                                   Texas
                                                                                                   Washington



                                      B-1




      PROSPECTUS PROVISION                           AVAILABILITY OR VARIATION                      ISSUE STATE
Polaris Income Plus Daily        Charge will be deducted pro-rata from Variable Portfolios only.   Hawaii
                                                                                                   Missouri
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Polaris Income Plus Daily Flex   Charge will be deducted pro-rata from Variable Portfolios only    Connecticut
                                                                                                   Hawaii
                                                                                                   Vermont
                                                                                                   Virginia
Polaris Income Plus Flex         Charge will be deducted pro-rata from Variable Portfolios only    Connecticut
                                                                                                   Vermont
                                                                                                   Virginia
Transfer Privilege               Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                                   Texas




                                      B-2



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS
                  FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





The fee for Polaris Income Plus Flex and Polaris Income Plus Daily Flex is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.25%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%





 LIFETIME INCOME OPTION CHANGE FEE    0.25%



* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/4). If you change your Income Option election on the Activation Date, the quarterly fee can increase no more than 0.1625% [(.40% + 0.25%)/4] on the first Benefit Quarter Anniversary following the Activation Date. The sum of the living benefit fee and Lifetime Income Option Change fee cannot be more than 0.625% (2.50%/4) for each Benefit Quarter.

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the quarterly average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Quarterly Average (Daily VIX(2))"). In general, as the Quarterly Average (Daily VIX(2)) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

If you change your Lifetime Income Option on the Activation Date, the Lifetime Income Option Change fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the living benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee Rate shown in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

The example below will assume the election of Polaris Income Plus Flex for one Covered Person with Lifetime Income Option 1. The Initial Annual Fee Rate is 1.25%. THE STEPS OF CALCULATIONS OF THE FEE RATES ARE THE SAME FOR ALL FEATURES AND NUMBER OF COVERED PERSONS.

PLEASE SEE APPENDIX G -- LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019, FOR APPLICABLE FEES.


EXAMPLE

ASSUMPTIONS:



     o Polaris Income Plus Flex Lifetime Income Option 1 for one Covered Person was elected at issue.

THE ASSUMED QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE
BELOW:




              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX(2))       VALUE*      FEE RATE     FEE RATE**
     1st       525.71         N/A         1.25%        0.3125%
     2nd       412.12         N/A         1.25%        0.3125%
     3rd       770.25         N/A         1.25%        0.3125%
     4th       573.97         N/A         1.25%        0.3125%
     5th       204.42        1.06%        1.06%        0.2650%



* The Calculated Formula Value equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 5TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) IS 204.42. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.25% + {0.05% x [204.42/33 - 10]}

1.25% + [0.05% x (-3.81)]

1.25% + (-0.19%) = 1.06% (Annual Fee Rate)

                                      C-1





STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.25% - 1.06% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.25%).

1.06% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 1.06%

The Quarterly Fee Rate is 0.2650% (or 1.06% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, UNTIL THE 12TH BENEFIT QUARTER, THE ASSUMED QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:




              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX(2))       VALUE       FEE RATE     FEE RATE
     6th       351.93        1.28%        1.28%       0.3200%
     7th       307.03        1.22%        1.22%       0.3050%
     8th       602.30        1.66%        1.62%       0.4050%
     9th       698.25        1.81%        1.81%       0.4525%
    10th       323.74        1.24%        1.41%       0.3525%
    11th       525.72        1.55%        1.55%       0.3875%
    12th       765.45        1.91%        1.91%       0.4775%



The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

IN THE 8TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO
602.30. WE CALCULATE THE ANNUAL FEE RATE ON THE 8TH BENEFIT QUARTER ANNIVERSARY AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.25% + {0.05% x [602.30/33 - 10]}

1.25% + [0.05% x (8.25)]

1.25% + 0.41% = 1.66% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.66% - 1.22% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 1.22%.

The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.62% (1.22% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.4050% (or 1.62% divided by 4).

IN THE 10TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
323.74. WE CALCULATE THE ANNUAL FEE RATE ON THE 10TH BENEFIT QUARTER ANNIVERSARY AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.25% + {0.05% x [323.74/33 - 10]}

1.25% + [0.05% x (-0.19)]

1.25% + (-0.01%) = 1.24% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.81% - 1.24% = 0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.81%.

The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.41% (1.81% - 0.40%).

Therefore, the Quarterly Fee Rate is 0.3525% (or 1.41% divided by 4).

ASSUME THAT LIFETIME INCOME IS ACTIVATED AND LIFETIME INCOME OPTION 1 WAS CHANGED TO LIFETIME INCOME OPTION 2 DURING THE 13TH BENEFIT QUARTER.

THE ASSUMED QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS FOLLOWS:




                                                                    ANNUAL      QUARTERLY
                                                                   LIFETIME     LIFETIME
             QUARTERLY                                              INCOME       INCOME
              AVERAGE      CALCULATED     ANNUAL     QUARTERLY      OPTION       OPTION
 BENEFIT       (DAILY        FORMULA        FEE         FEE         SWITCH       SWITCH
 QUARTER      VIX(2))         VALUE        RATE         RATE          FEE          FEE
    12th      765.45         1.91%        1.91%      0.4775%         N/A          N/A
    13th      957.12         2.20%        2.45%      0.6125%        0.25%       0.0625%
    14th     1,025.43        2.30%        2.50%      0.6250%        0.20%       0.0500%
    15th      721.89         1.84%        2.15%      0.5375%        0.25%       0.0625%
    16th      207.38         1.06%        1.75%      0.4375%        0.25%       0.0625%



                                      C-2





IN THE 13TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO
957.12. WE CALCULATE THE ANNUAL FEE RATE ON THE 13TH BENEFIT QUARTER ANNIVERSARY AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.25% + {0.05% x [957.12/33 - 10]}

1.25% + (0.05% x 19)

1.25% + 0.95% = 2.20% (Annual Fee Rate without Lifetime Income Option Change
Fee)
           DETERMINE WHETHER THE ANNUAL FEE RATE STEP 2: CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

2.20% - 1.91% = 0.29% which is within 0.40% of the previous Annual Fee Rate (1.91%). This is within the Minimum and Maximum Annual Fee Rates.


STEP 3: COMBINE THE ANNUAL FEE RATE CALCULATED IN STEP 2 WITH THE LIFETIME INCOME OPTION CHANGE FEE RATE OF 0.25% TO DETERMINE THAT IT IS WITHIN THE MAXIMUM ANNUAL FEE RATE.

2.20% + 0.25% = 2.45% which is within the Maximum Annual fee Rate (2.50%).

Therefore, the Quarterly Fee Rate is 0.6125% (or 2.45% divided by 4).

IN THE 14TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO 1,025.43. WE CALCULATE THE ANNUAL FEE RATE ON THE 14TH BENEFIT QUARTER ANNIVERSARY AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.25% + {0.05% x [1,025.43/33 - 10]}

1.25% + (0.05% x 21.07)

1.25% + 1.05% = 2.30% (Annual Fee Rate without Lifetime Income Option Change
Fee)
           DETERMINE WHETHER THE ANNUAL FEE RATE STEP 2: CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

2.30% - 2.20% = 0.10% which is within 0.40% of the previous Annual Fee Rate (2.20%). This is within the Minimum and Maximum Annual Fee Rates.

STEP 3: COMBINE THE ANNUAL FEE RATE CALCULATED IN STEP 2 WITH THE LIFETIME INCOME OPTION CHANGE FEE RATE OF 0.25% TO DETERMINE THAT IT IS WITHIN THE MAXIMUM ANNUAL FEE RATE.

2.30% + 0.25% = 2.55% which is higher than the Maximum Annual fee Rate (2.50%). The sum of the Living Benefit fee and the Lifetime Income Option Change fee is adjusted to be 2.50%.

Therefore, the Lifetime Income Option Change fee charged is 0.20% (2.50% - 2.30%), and the Quarterly Fee Rate is 0.6250% (or 2.50% divided by 4).

After the 14th Benefit Quarter, the combined Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX(2)). If your contract value falls to zero, the fee will no longer be deducted.


                                      C-3



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                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES

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THE FOLLOWING EXAMPLES DEMONSTRATE HOW INCREASES TO THE INCOME BASE AND WITHDRAWALS TAKEN FROM THE CONTRACT AFFECT THE VALUES OF THE CURRENTLY OFFERED LIVING BENEFITS - POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

Examples 1 through 6 below assume election of Polaris Income Plus Flex Income Option 1 (one Covered Person). Examples 7 through 12 below assume election of Polaris Income Plus Daily Flex Income Option 1 (one Covered Person).


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o  Benefit Effective Date = contract issue date

     o  Initial Purchase Payment = $100,000

     o  Covered Person = Owner age 65 on the Benefit Effective Date

     o  Maximum Annual Withdrawal Percentage = 6.5%




                                                                              MAXIMUM
                                                                              ANNUAL
                            PURCHASE                            INCOME      WITHDRAWAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT        AMOUNT
       VALUES AS OF         INVESTED     VALUE       BASE        BASE     UPON ACTIVATION
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,500



     o  Income Base = Initial Purchase Payment = $100,000

     o  Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.5% = $6,500, if Lifetime Income is activated


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHER ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o  Subsequent Purchase Payment invested in the first Benefit Year =
           $60,000.

     o  Subsequent Purchase Payment invested in the second Benefit Year =
           $90,000.

     o  No withdrawals taken in the first 2 Benefit Years.




                                                                                                    MAXIMUM
                                                                                                     ANNUAL
                                                                                                   WITHDRAWAL
                            PURCHASE    ASSUMED                               INCOME                 AMOUNT
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME       UPON
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT    ACTIVATION
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,500
            Year 1         $ 60,000   $165,000        --       $160,000    $160,000       --      $10,400
      1st Anniversary         --      $170,000   $170,000      $170,000    $170,000    $ 9,600    $11,050
            Year 2         $ 90,000   $255,000        --       $260,000    $260,000       --      $16,900
      2nd Anniversary         --      $287,000   $287,000      $287,000    $287,000    $15,600    $18,655



The values of the feature are impacted by adding subsequent Purchase Payments and attaining Higher Anniversary Values as follows:



     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment is received.



     o The Income Base and Income Credit Base are increased to a Higher Anniversary Value on each Benefit Year Anniversary if the Anniversary Value is greater than the current Income Base plus the Income Credit; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.



           o In year 1, a subsequent Purchase Payment of $60,000 was added. The Income Base and Income Credit Base were increased to $160,000 ($100,000 + $60,000); and the MAWA was increased to $10,400
              ($160,000 x 6.50%).

           o On the 1st Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $170,000 ($170,000 is greater than $160,000 + $9,600 Income Credit); and the MAWA was increased to $11,050 ($170,000 x 6.50%).



           o In year 2, a subsequent Purchase Payment of $90,000 was added. The Income Base and Income Credit Base were increased to $260,000 ($170,000 + $90,000); and the MAWA was increased to $16,900
              ($260,000 x 6.50%).



           o On the 2nd Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $260,000 + $15,600 Income Credit); and the MAWA was increased to $18,655 ($287,000 x 6.50%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS PRIOR TO THE ACTIVATION DATE

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o A withdrawal of $5,000 was taken in the 3rd Benefit Year, prior to the Activation Date.




                                                                                                MAXIMUM
                                                                                                 ANNUAL
                                                                                               WITHDRAWAL
                                    ASSUMED                               INCOME                 AMOUNT
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME       UPON
        AS OF            TAKEN       VALUE       VALUE         BASE        BASE      CREDIT    ACTIVATION
   2nd Anniversary       --       $287,000   $287,000      $287,000    $287,000    $15,600    $18,655
       Year 3        $5,000       $300,000        --       $282,217    $310,000       --      $18,344
   3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $16,933    $20,150



     o The Income Base and Income Credit Base are in the same proportion by which the contract value is reduced by the withdrawal amount.



           o  In year 3, the reduction proportion was 1.6667%
              ($5,000/$300,000); the reduced Income Base and Income Credit Base were $282,217 ($287,000 x [1 - 1.6667%]).



           o On the 3rd Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $310,000 (Anniversary Value $310,000 is greater than $282,217 + $16,933 Income Credit) and the MAWA was increased to $20,150 ($310,000 x 6.50%).


EXAMPLE 4: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT AFTER THE ACTIVATION DATE

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth Benefit Years, after the Activation Date.




                                                                                                MAXIMUM
                                    ASSUMED                               INCOME                 ANNUAL
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
        AS OF            TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
   3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $16,333    $20,150
       Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $20,150
   4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $20,352
       Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $20,352
   5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $20,553



     o  In year 4, a Lifetime Income amount of $15,500 was withdrawn.

     o  In year 5, a Lifetime Income amount of $15,655 was withdrawn.


The values of the feature are impacted by Lifetime Income withdrawals taken as follows:


     o The Income Base and Income Credit Base are not reduced because the amount of the Lifetime Income withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA").

           o In year 4, $15,500 was withdrawn and is less than MAWA of $20,150.

           o In year 5, $15,655 was withdrawn and is less than MAWA of $20,352.

     o The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th Benefit Year Anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage).

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments and when the Income Base is increased to the Higher Anniversary Value (as shown in Example 2 above).


EXAMPLE 5: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT) AFTER THE ACTIVATION DATE

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh Benefit Years.




                                                                                              MAXIMUM
                                    ASSUMED                               INCOME               ANNUAL
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
        AS OF            TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
   5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $20,553
       Year 6        $25,296      $280,000        --       $310,928    $304,831      --     $20,210
   6th Anniversary       --       $290,000   $290,000      $310,928    $304,831    $    0   $20,210
       Year 7        $24,874      $260,000        --       $305,553    $299,561      --     $19,861
   7th Anniversary       --       $230,000   $230,000      $305,553    $299,561    $    0   $19,861



The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") after the Activation Date as follows:



     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.



           o In year 6, the reduction proportion was 1.6674% ([$25,296 - $20,553] / [$305,000 - $20,553]); the Income Base was reduced to
              $310,928 ($316,200 x [1 - 1.6674%]); the Income Credit Base was
              reduced to $304,831 ($310,000 x [1 - 1.6674%]); and the MAWA was
              reduced to $20,210 ($310,928 x 6.50%).



           o In year 7, the reduction proportion was 1.7287% ([$24,874 - $20,210] / [$290,000 - $20,210]); the Income Base was reduced to
              $305,553 ($310,928 x [1 - 1.7287%]); the Income Credit Base was
              reduced to $299,561 ($304,831 x [1 - 1.7287%]); and the MAWA was
              reduced to $19,861 ($305,553 x 6.50%).

     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o  The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 6: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3, 4 and 5 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o  No withdrawals taken after the seventh Benefit Year.




                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $305,553    $299,561    $     0    $19,861          --
    8th Anniversary   $150,000   $150,000      $323,526    $299,561    $17,974    $21,029          --
    9th Anniversary   $100,000   $100,000      $341,500    $299,561    $17,974    $22,198          --
   10th Anniversary   $ 50,000   $ 50,000      $359,474    $299,561    $17,974    $23,366          --
       Year 11        $      0   $      0      $359,474    $299,561       --      $23,366          --
   11th Anniversary   $      0   $      0      $359,474    $299,561       --          --       $14,379



     o The Protected Income Payment of $14,379 ($359,474 x 4%) will be paid for the lifetime of the Covered Person.

Examples 7-12 below assume election of Polaris Income Plus Daily Flex Income Option 1 (one Covered Person).

EXAMPLE 7: INITIAL VALUES

The values shown below are based on the following assumptions:

     o  Benefit Effective Date = contract issue date

     o  Initial Purchase Payment = $100,000

     o  Covered Person = Owner age 65 on the Benefit Effective Date

     o  Maximum Annual Withdrawal Percentage = 6.5%




                                                                           MAXIMUM
                                                                            ANNUAL
                                                                          WITHDRAWAL
                            PURCHASE               MINIMUM                  AMOUNT
                            PAYMENTS   CONTRACT     INCOME      INCOME       UPON
        VALUE AS OF         INVESTED     VALUE       BASE        BASE     ACTIVATION
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,500



     o  Minimum Income Base = Income Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.5% = $6,500, if Lifetime Income is activated


EXAMPLE 8: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT BENEFIT YEAR ANNIVERSARIES PRIOR TO THE ACTIVATION DATE

The values shown below are based on the assumptions stated in Example 7 above, in addition to the following:

     o  Subsequent Purchase Payment invested in the 1st Benefit Year = $60,000

     o  Subsequent Purchase Payment invested in the 2nd Benefit Year = $90,000

     o  No withdrawals taken in the first 2 Benefit Years

     o The Maximum Annual Withdrawal Amounts in this example are only available if Lifetime Income is activated




                                                                                       MAXIMUM
                                                                                        ANNUAL
                                                                                      WITHDRAWAL
                            PURCHASE    ASSUMED                MINIMUM                  AMOUNT
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME       UPON
       VALUES AS OF         INVESTED     VALUE      VALUE        BASE        BASE     ACTIVATION
  Benefit Effective Date   $100,000   $100,000      --       $100,000    $100,000    $ 6,500
      Year 1 - Day 25         --      $102,000   $102,000    $100,000    $102,000    $ 6,630
      Year 1 - Day 105        --      $105,000   $105,000    $100,000    $105,000    $ 6,825
      Year 1 - Day 200     $ 60,000   $162,000      --       $160,000    $165,000    $10,725
      Year 1 - Day 300        --      $166,000   $166,000    $160,000    $166,000    $10,790
      1st Anniversary         --      $167,000   $167,000    $168,000    $168,000    $10,920
      Year 2 - Day 180     $ 90,000   $250,000      --       $258,000    $258,000    $16,770
      Year 2 - Day 250        --      $280,000   $280,000    $258,000    $280,000    $18,200
      2nd Anniversary         --      $279,000      --       $270,500    $280,000    $18,200



  The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at Benefit Year Anniversaries when no Lifetime Income withdrawals have been taken as follows:



     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base, only available after Lifetime Income is activated



     o The Income Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment is received.



           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,630 ($102,000 x 6.50%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,825 ($105,000 x 6.50%)



           o In year 1 - day 200, the Minimum Income Base was increased to $160,000 ($100,000 + $60,000 subsequent Purchase Payment), the Income Base was increased to $165,000 ($105,000 + $60,000 subsequent Purchase Payment) and the MAWA was increased to $10,725 ($165,000 x 6.50%).



     o While no Lifetime Income withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base. At Benefit Year Anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.



           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $166,000 (Contract Value $166,000 is greater than the current Income Base $165,000) and the MAWA was increased to $10,790 ($166,000 x 6.50%).



           o On the 1st Benefit Year Anniversary, the Income Base was increased to the Minimum Income Base of $168,000 ($160,000 x 105%, Minimum Income Base $168,000 is greater than both Step-Up Value $167,000 and current Income Base $166,000) and the MAWA was increased to $10,920 ($168,000 x 6.50%).



           o In year 2 - day 180, the Income Base was increased to $258,000 ($168,000 + $90,000 subsequent Purchase Payment), and the MAWA was increased to $16,770 ($258,000 x 6.50%).



           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $258,000) and the MAWA was increased to $18,200 ($280,000 x 6.50%).



           o On the 2nd Benefit Year Anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $270,500 ($160,000 1st year Purchase Payments x 110% + $90,000 2nd year Purchase Payment x 105%) and the MAWA also remained unchanged at $18,200.


EXAMPLE 9: IMPACT OF TAKING WITHDRAWALS PRIOR TO THE ACTIVATION DATE

The values shown below are based on the assumptions stated in the Examples 7 and 8 above, in addition to the following:

     o Withdrawals of $5,000 was taken in Benefit Year 3, prior to the Activation Date.




                                                                                       MAXIMUM
                                                                                       ANNUAL
                        ASSUMED                             MINIMUM                  WITHDRAWAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME        AMOUNT
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE     UPON ACTIVATION
    2nd Anniversary   $279,000       --          --       $270,000    $280,000    $ 18,200
    Year 3 - Day 45   $290,000       --       $290,000    $270,500    $290,000    $ 18,850
   Year 3 - Day 155   $285,000   $5,000          --       $265,754    $284,912    $284,912
   Year 3 - Day 275   $300,000       --       $300,000    $265,754    $300,000    $ 19,500
    4th Anniversary   $311,000       --       $310,000    $278,035    $310,000    $ 20,150



           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $18,850 ($290,000 x 6.50%).



           o In year 3 - day 155, the reduction proportion was 1.7544% ($5,000 Withdrawal/$285,000 Contract Value). The reduced Income Base was $284,912 ($290,000 x [1 - 1.7544%]) and the reduced MAWA was
              $18,519 ($284,912 x 6.50%). The reduced Minimum Income Base was $265,754 (110% x 1st year reduced Purchase Payments $157,193 [$160,000 x {1 - 1.7544%}] plus 105% x 2nd year reduced Purchase Payment $88,421 [$90,000 x {1 - 1.7544%}])



           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 Contract Value was greater than current Income Base $284,912) and the MAWA was increased to $19,500 ($300,000 x 6.50%).



           o On the third Benefit Year Anniversary, the Income Base was increased to the Step-up Value of $310,000 ($310,000 Contract Value $310,000 was greater than both current Income Base $300,000 and Minimum Income Base $278,035 (115% x $157,193 + 110% x
              $88,421) and the MAWA was increased to $20,150 ($310,000 x
              6.50%).

EXAMPLE 10: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT AFTER THE ACTIVATION DATE

The values shown below are based on the assumptions stated in the Examples 7, 8 and 9 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the 4th and 5th Benefit Years, after the Activation Date.




                                                                                       MAXIMUM
                                                                                       ANNUAL
                        ASSUMED                             MINIMUM                  WITHDRAWAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME        AMOUNT
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE     UPON ACTIVATION
    3rd Anniversary   $310,000       --       $310,000    $287,500    $310,000    $20,150
    Year 4 - Day 65   $315,000       --       $315,000    $287,500    $315,000    $20,475
    Year 4 - Day 92   $312,000   $10,000         --          --       $315,000    $20,475
   Year 4 - Day 350   $320,000       --       $320,000       --       $315,000    $20,475
    4th Anniversary   $311,000       --          --          --       $320,000    $20,800
    Year 5 - Day 75   $325,000       --       $325,000       --       $320,000    $20,800
    Year 5 - Day 80   $322,000   $20,800         --          --       $320,000    $20,800
    5th Anniversary   $317,000       --          --          --       $325,000    $21,125
   Year 6 - Day 155   $330,000       --       $330,000       --       $325,000    $21,125
    6th Anniversary   $329,000       --          --          --       $330,000    $21,450



     o In year 4, a Lifetime Income amount of $10,000, less than MAWA was withdrawn.

     o In year 5, a Lifetime Income amount of $20,800, equal to MAWA was withdrawn.


The values of the feature are impacted prior to and after the withdrawals are taken as follows:


     o Prior to the Activation Date, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.



           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $20,475 ($315,000 x 6.50%).



           o In year 4 - day 92, after the Activation Date, a Lifetime Income amount of $10,000 was withdrawn, and was less than the MAWA of $20,475. The Income Base ($315,000) and the MAWA ($20,475)
              remained unchanged.



     o After the first Lifetime Income withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next Benefit Year Anniversary date, looking back at the Step-up Values following the first Lifetime Income withdrawal.



           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.



           o On the 4th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the Lifetime Income withdrawal and the 4th Benefit Year Anniversary date, and the MAWA was increased to $20,800 ($320,000 x 6.50%).



     o Past the first Benefit Year Anniversary date after the first Lifetime Income withdrawal has been taken, the Income Base is not increased until the next Benefit Year Anniversary date, looking back at the Step-up Values in the immediately preceding Benefit Year.



           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($20,800) remained unchanged.



           o In year 5 - day 80, a Lifetime Income amount $20,800 was withdrawn and was equal to the MAWA of $20,800. The Income Base ($320,000) and the MAWA ($20,800) remained unchanged.



           o On the 5th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding Benefit Year, and the MAWA was increased to $21,125 ($325,000 x 6.50%).



           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($21,125) remained unchanged.

           o On the 6th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding Benefit Year, and the MAWA was increased to $21,450 ($330,000 x 6.50%).


EXAMPLE 11: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT) AFTER THE ACTIVATION DATE

The values shown below are based on the assumptions stated in the Examples 7, 8, 9 and 10 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the 6th and 7th contract years.




                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000       --          --       $330,000    $21,450
    Year 7 - Day 37   $321,000   $26,400         --       $324,547    $21,096
   Year 7 - Day 362   $325,000       --       $325,000    $324,547    $21,096
    7th Anniversary   $317,000       --          --       $325,000    $21,125
    Year 8 - Day 46   $307,000   $26,000         --       $319,458    $20,765
    8th Anniversary   $270,000       --          --       $319,458    $20,765



The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:



     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.



           o  In year 7 - day 37, the reduction proportion is 1.6525% ([$26,400
              - $21,450] / [$321,000 - $21,450]); the reduced Income Base is
              $324,547 ($330,000 x [1 - 1.6525%]) and the reduced MAWA is
              $21,096 ($324,547 x 6.50%).



           o In year 7 - day 362, there was a Step-up Value of $325,000, but the Income Base ($324,547) and the MAWA ($21,096) remained unchanged.



           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the excess withdrawal, and the MAWA was increased to $21,125 ($325,000 x 6.50%).



           o  In year 8 - day 46, the reduction proportion is 1.7053% ([$26,000
              - $21,125] / [$307,000 - $21,125]); the reduced Income Base is
              $319,458 ($325,000 x [1 - 1.7053%]); and the reduced MAWA is
              $20,765 ($319,458 x 6.50%).


EXAMPLE 12: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 7, 8, 9, 10 and 11 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o  MAWA withdrawals were taken every year.

     o There were no Step-up Values after the 8th Benefit Year Anniversary date.




                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000       --          --     $319,458    $20,765          --
    9th Anniversary   $150,000   $20,765         --     $319,458    $20,765          --
   10th Anniversary   $100,000   $20,765         --     $319,458    $20,765          --
   11th Anniversary   $ 50,000   $20,765         --     $319,458    $20,765          --
   Year 12 - Day 81   $      0   $20,765         --     $319,458    $20,765          --
   12th Anniversary   $      0   $     0         --     $319,458        --       $12,778



     o The Protected Income Payment of $12,778 ($319,458x 4%) will be paid for the lifetime of the Covered Person.

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           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





CERTAIN DEATH BENEFITS ARE EITHER NO LONGER OFFERED OR HAVE CHANGED SINCE FIRST BEING OFFERED. FOR A DESCRIPTION OF THE DEATH BENEFIT CALCULATIONS AND DEATH BENEFIT CALCULATIONS FOLLOWING A SPOUSAL CONTINUATION FOR YOUR CONTRACT, PLEASE SEE APPENDIX I IF YOUR CONTRACT WAS ISSUED BETWEEN MAY 1, 2017 AND APRIL 30, 2019. PLEASE SEE APPENDIX F IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2017.

The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a living benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. Any withdrawal taken PRIOR TO THE ACTIVATION DATE reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken ON OR AFTER THE ACTIVATION DATE reduces the death benefit as follows:



     o If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal.



     o If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawal") by the percentage by which the Excess Withdrawal reduced the resulting contract value.



     o If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.


CONTRACT VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.

The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


RETURN OF PURCHASE PAYMENT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:




A. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

                                      E-1





          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.




B. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or



          b.  Continuation Purchase Payments received reduced by:



               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or



               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or



          b.  Continuation Purchase Payments received reduced by:



               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or



               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.



          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:



               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or



               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2



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APPENDIX F - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                     CONTRACTS ISSUED PRIOR TO MAY 1, 2017

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





Certain Death Benefits are no longer offered or have changed since first being offered. None of the death benefits described below are currently being offered. If your contract was issued prior to May 1, 2017 and you elected the standard death benefit option or the optional Maximum Anniversary Value death benefit, the following provisions are applicable to the benefit you elected.


DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.


STANDARD DEATH BENEFIT

If you elected the standard death benefit, the Separate Account charge for your contract without election of any optional death benefit is 1.30% and includes the return of Purchase Payment Death Benefit fee of 0.15% as follows:


SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 (deducted from the average daily ending net asset value allocated to the Variable Portfolios)




  Separate Account Charge......................... 1.30%
  Maximum Anniversary Value Death Benefit Fee, if
     elected...................................... 0.25%
                                                   ----
  MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES........ 1.55%
                                                   ====



STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or



     2. Purchase Payments received prior to the first contract anniversary reduced by:



          a. any Withdrawal Adjustments, as defined above, if the living benefit has not been terminated; or



          b. any Withdrawal Adjustments, as defined above, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or



     3. Maximum Anniversary Value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or



     2. Purchase Payments received prior to the first contract anniversary reduced by:



          a. any Withdrawal Adjustments, if the living benefit has not been terminated: or



          b. any Withdrawal Adjustments, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated; or



     3. Maximum Anniversary Value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:



          a. any Withdrawal Adjustments since that contract anniversary, if the living benefit has not been terminated; or


                                      F-1





          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

THE FOLLOWING PROVISIONS APPLY TO THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or



          c. Maximum Anniversary Value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or



          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:



               (i) any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or



               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or



          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:



               (i) any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or



               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.


                                      F-2



          c. Maximum Anniversary Value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:



               (i) any Withdrawal Adjustments since that contract anniversary, if the living benefit has not been terminated; or



               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


                                      F-3



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     APPENDIX G - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019

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--------------------------------------------------------------------------------





None of the living benefits described below are currently being offered.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued prior to May 1, 2019, we will not accept subsequent Purchase Payments on or after the 1st contract anniversary from your contract issue date. You may not establish a future automatic subsequent purchase payment plan, and any current payment plan has been terminated.

TABLE OF CONTENTS




Polaris Income Plus Daily............ G-1
Polaris Income Plus Daily Fee........ G-11
Polaris Income Plus.................. G-14
Polaris Income Plus Fee.............. G-21
Polaris Income Builder............... G-24
Polaris Income Builder Fee........... G-29





POLARIS INCOME PLUS DAILY


Polaris Income Plus Daily was available from May 1, 2016 through April 30, 2019. Effective May 1, 2019, Polaris Income Plus Daily is no longer available for election.

If your contract was purchased between MAY 1, 2018 AND APRIL 30, 2019, the following describes the living benefit you elected.


HOW DOES POLARIS INCOME PLUS DAILY WORK?

Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values.

In addition, if you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by the Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" BELOW.

If your contract was purchased between MAY 1, 2016 AND APRIL 30, 2018, the following describes the living benefit you elected.


HOW DOES POLARIS INCOME PLUS DAILY WORK?

Polaris Income Plus Daily offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Anniversaries, looking back at the prior Benefit Year's Step-up Values.

The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary.

In addition, if your contract was purchased between MAY 1, 2017 AND APRIL 30, 2018, the following also applies to the living benefit you elected.

If you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown below. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period.

The Minimum Income Base is the guaranteed minimum amount which is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base structure differs from that which is currently available on the Polaris Income Plus and Polaris Income Builder living benefits as follows:


                                      G-1





                                        MINIMUM INCOME BASE
                                             PERCENTAGE
     MINIMUM INCOME BASE PERIOD           (AS A PERCENTAGE
 (IF NO WITHDRAWALS ARE TAKEN PRIOR      OF THE 1ST BENEFIT
  TO THE BENEFIT YEAR ANNIVERSARY)    YEAR'S PURCHASE PAYMENT)
 1st Benefit Year Anniversary                  105%
 2nd Benefit Year Anniversary                  110%
 3rd Benefit Year Anniversary                  115%
 4th Benefit Year Anniversary                  120%
 5th Benefit Year Anniversary                  125%
 6th Benefit Year Anniversary                  130%
 7th Benefit Year Anniversary                  135%
 8th Benefit Year Anniversary                  140%
 9th Benefit Year Anniversary                  145%
 10th Benefit Year Anniversary                 150%
 11th Benefit Year Anniversary                 155%
 12th Benefit Year Anniversary                 160%
 13th Benefit Year Anniversary                 165%
 14th Benefit Year Anniversary                 170%
 15th Benefit Year Anniversary                 175%




The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base period, you are no longer eligible for any further adjustments to your Income Base.


WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?

If your contract was purchased between MAY 1, 2018 AND APRIL 30, 2019, the amount that you receive depends on which living benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

If your contract was purchased between DECEMBER 19, 2016 AND APRIL 30, 2018, the amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You elected an income option at the time you purchased your contract and your election may not be changed thereafter. Please see the table below for the income options that were available to you. If you purchased your contract through certain broker-dealers, all income options may not have been available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without


                                      G-2



decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

If your contract was purchased between MAY 1, 2016 AND DECEMBER 18, 2016, the amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal, when you take your first withdrawal and whether your contract value is greater than or equal to zero. You elected an income option at the time you purchased your contract and your election may not be changed thereafter. Please see the table below for the income options that were available to you. If you purchased your contract through certain broker-dealers, all income options may not have been available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on when you take your first withdrawal, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) when you take your first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?"AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


POLARIS INCOME PLUS DAILY FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019
MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
  TABLE

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

If your contract was purchased between MAY 1, 2018 AND APRIL 30, 2019 and you elected the optional Polaris Income Plus Daily living benefit, the following tables apply to the income option you elected:




         NUMBER OF COVERED PERSON            POLARIS INCOME       POLARIS INCOME     POLARIS INCOME
        AND AGE OF COVERED PERSON              PLUS DAILY           PLUS DAILY         PLUS DAILY
          AT FIRST WITHDRAWAL(1)             INCOME OPTION 1      INCOME OPTION 2    INCOME OPTION 3
 One Covered Person (Age 45 - 59)         3.75%  /  2.75%(4)   3.75%  /  2.75%(4)    3.0%  /  3.0%
 One Covered Person (Age 60 - 64)         4.75%  /  2.75%(4)   4.75%  /  2.75%(4)   3.50%  /  3.50%
 One Covered Person (Age 65 - 71)            6.5%  /  4.0%        7.5%  /  3.0%     5.25%  /  5.25%
 One Covered Person (Age 72 and Older)       7.0%  /  4.0%        8.0%  /  3.0%      5.5%  /  5.5%
 Two Covered Persons (Age 45 - 59)        3.25%  /  2.75%(5)   3.25%  /  2.75%(5)   2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)        4.25%  /  2.75%(5)   4.25%  /  2.75%(5)   3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)           6.0%  /  4.0%        7.0%  /  3.0%     4.75%  /  4.75%
 Two Covered Persons (Age 72 and Older)      6.5%  /  4.0%        7.5%  /  3.0%      5.0%  /  5.0%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      G-3



(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

If your contract was purchased between DECEMBER 19, 2016 AND APRIL 30, 2018 and you elected the optional Polaris Income Plus Daily living benefit, the following tables apply to the income option you elected:




        NUMBER OF COVERED PERSONS            POLARIS INCOME       POLARIS INCOME     POLARIS INCOME
        AND AGE OF COVERED PERSON              PLUS DAILY           PLUS DAILY         PLUS DAILY
          AT FIRST WITHDRAWAL(1)             INCOME OPTION 1      INCOME OPTION 2    INCOME OPTION 3
 One Covered Person (Age 45 - 59)         3.75%  /  2.75%(2)   3.75%  /  2.75%(2)    3.0%  /  3.0%
 One Covered Person (Age 60 - 64)         4.75%  /  2.75%(2)   4.75%  /  2.75%(2)   3.50%  /  3.50%
 One Covered Person (Age 65 - 71)            6.0%  /  4.0%        7.0%  /  3.0%      5.0%  /  5.0%
 One Covered Person (Age 72 and Older)       6.5%  /  4.0%        7.5%  /  3.0%     5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.25%  /  2.75%(3)   3.25%  /  2.75%(3)   2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)        4.25%  /  2.75%(3)   4.25%  /  2.75%(3)   3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)           5.5%  /  4.0%        6.5%  /  3.0%      4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)      6.0%  /  4.0%        7.0%  /  3.0%     4.75%  /  4.75%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.

If your contract was purchased between AUGUST 22, 2016 AND DECEMBER 18, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rate are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:




        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS DAILY         PLUS DAILY        PLUS DAILY
          AT FIRST WITHDRAWAL(1)            INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)         4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)         5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)           6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)      6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)        4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)          5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)     6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%



                                      G-4



IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:




        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS DAILY         PLUS DAILY        PLUS DAILY
          AT FIRST WITHDRAWAL(1)            INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)         3.5%  /  2.5%(4)   3.5%  /  2.5%(4)   2.75%  /  2.75%
 One Covered Person (Age 60 - 64)         4.5%  /  2.5%(4)   4.5%  /  2.5%(4)   3.25%  /  3.25%
 One Covered Person (Age 65 - 67)           5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 One Covered Person (Age 68 - 71)           6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)      6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.0%  /  2.5%(5)   3.0%  /  2.5%(5)    2.5%  /  2.5%
 Two Covered Persons (Age 60 - 64)        4.0%  /  2.5%(5)   4.0%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 - 67)          5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%
 Two Covered Persons (Age 68 - 71)          5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)     6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.




If your contract was purchased between MAY 1, 2016 AND AUGUST 21, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:




        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS DAILY         PLUS DAILY        PLUS DAILY
          AT FIRST WITHDRAWAL(1)            INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 64)         5.5%  /  3.0%(2)   5.5%  /  3.0%(2)    4.0%  /  4.0%
 One Covered Person (Age 65 and Older)      6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 Two Covered Persons (Age 45 - 64)        5.0%  /  3.0%(3)   5.0%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)     5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%



IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:




        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS DAILY         PLUS DAILY        PLUS DAILY
          AT FIRST WITHDRAWAL(1)            INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 64)         5.0%  /  2.5%(4)   5.0%  /  2.5%(4)    3.5%  /  3.5%
 One Covered Person (Age 65 and Older)      5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 Two Covered Persons (Age 45 - 64)        4.5%  /  2.5%(5)   4.5%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 and Older)     5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      G-5



(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.


Are there investment requirements if I elect Polaris Income Plus Daily?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


                                      G-6





POLARIS INCOME PLUS DAILY FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019: INVESTMENT REQUIREMENTS

If your contract was purchased between MAY 1, 2018 AND APRIL 30, 2019 and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:




 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios:
                  INDIVIDUALLY MANAGED ASSET ALLOCATION
                  PORTFOLIOS:
                  SA American Funds Asset Allocation
                  SA BlackRock Multi-Asset Income
                  SA Edge Asset Allocation
                  SA Goldman Sachs Multi-Asset Insights
                  Allocation
                  SA JPMorgan Diversified Balanced
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  Portfolio
                  SA Wellington Strategic Multi-Asset Income
                  ACTIVELY MANAGED FUND-OF-FUNDS:
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  FIXED INCOME AND MONEY MARKET PORTFOLIOS:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA JPMorgan MFS Core Bond
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  INDEX FUND-OF-FUNDS PORTFOLIOS
                  SA Global Index Allocation 90/10
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 60/40
                  SA Index Allocation 90/10
                  SA Index Allocation 80/20
                  SA Index Allocation 60/40
                  VOLATILITY CONTROL PORTFOLIOS:
                  SA American Funds VCP Managed Allocation
                  SA BlackRock VCP Global Multi Asset
                  SA Invesco VCP Equity-Income
                  SA PIMCO VCP Tactical Balanced
                  SA Schroders VCP Global Allocation
                  SA T. Rowe Price VCP Balanced
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  DCA FIXED ACCOUNTS*
                  6-Month DCA
                  1-Year DCA
                  * You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.



If your contract was purchased between FEBRUARY 6, 2017 AND APRIL 30, 2018 and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:




 10% SECURE       90% IN ONE OR MORE OF THE FOLLOWING VARIABLE
 VALUE ACCOUNT    PORTFOLIOS:
                  INDIVIDUALLY MANAGED ASSET ALLOCATION
                  PORTFOLIOS:
                  SA American Funds Asset Allocation
                  SA BlackRock Multi-Asset Income
                  SA Goldman Sachs Multi-Asset Insights
                  SA JPMorgan Diversified Balanced
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified
                  Growth
                  SA T. Rowe Price Asset Allocation Growth
                  SA Wellington Strategic Multi-Asset Income
                  VOLATILITY CONTROL PORTFOLIOS:
                  SA American Funds VCP Managed Allocation
                  SA BlackRock VCP Global Multi Asset
                  SA Invesco VCP Equity-Income
                  SA PIMCO VCP Tactical Balanced
                  SA Schroders VCP Global Allocation
                  SA T. Rowe Price VCP Balanced
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  FIXED INCOME AND MONEY MARKET PORTFOLIOS:
                  Goldman Sachs VIT Government Money
                  Market Fund
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA JPMorgan MFS Core Bond
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  INDEX FUND-OF-FUNDS PORTFOLIOS
                  SA Global Index Allocation 90/10
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 60/40
                  SA Index Allocation 90/10
                  SA Index Allocation 80/20
                  SA Index Allocation 60/40
                  ACTIVELY MANAGED FUND-OF-FUNDS:
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  DCA FIXED ACCOUNTS*
                  6-Month DCA
                  1-Year DCA
                  * You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.



                                      G-7





If your contract was purchased between MAY 1, 2016 AND FEBRUARY 5, 2017 and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with A or B:




  A     10% SECURE VALUE ACCOUNT AND SELECT ONLY ONE ALLOCATION
        (SEE POLARIS PORTFOLIO ALLOCATOR MODEL AND
        50%-50% COMBINATION MODEL PROGRAM FOR
        CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 IN
        APPENDIX H FOR ALLOCATIONS):
        Allocation 1
        Allocation 2
        Allocation 3
        Allocation 4
  B     10% SECURE VALUE ACCOUNT AND SELECT UP TO 90% IN ONE
        OR MORE OF THE FOLLOWING VARIABLE PORTFOLIOS:
        INDIVIDUALLY MANAGED ASSET ALLOCATION PORTFOLIOS:
        SA American Funds Asset Allocation
        SA BlackRock Multi-Asset Income
        SA Goldman Sachs Multi-Asset Insights
        SA JPMorgan Diversified Balanced
        SA Legg Mason Tactical Opportunities
        SA MFS Total Return
        SA PGI Asset Allocation
        SA Putnam Asset Allocation Diversified Growth
        SA T. Rowe Price Asset Allocation Growth
        SA Wellington Strategic Multi-Asset Income
        VOLATILITY CONTROL PORTFOLIOS:
        SA American Funds VCP Managed Allocation
        SA BlackRock VCP Global Multi Asset
        SA Invesco VCP Equity-Income
        SA PIMCO VCP Tactical Balanced
        SA Schroders VCP Global Allocation
        SA T. Rowe Price VCP Balanced
        SA VCP Dynamic Allocation
        SA VCP Dynamic Strategy
        SA VCP Index Allocation
        FIXED INCOME AND MONEY MARKET PORTFOLIOS:
        Goldman Sachs VIT Government Money Market Fund
        SA DFA Ultra Short Bond
        SA Federated Corporate Bond
        SA Fixed Income Index
        SA Fixed Income Intermediate Index
        SA Goldman Sachs Global Bond
        SA JPMorgan MFS Core Bond
        SA Wellington Government and Quality Bond
        SA Wellington Real Return
        INDEX FUND-OF-FUNDS PORTFOLIOS
        SA Global Index Allocation 90/10
        SA Global Index Allocation 75/25
        SA Global Index Allocation 60/40
        SA Index Allocation 90/10
        SA Index Allocation 80/20
        SA Index Allocation 60/40
        ACTIVELY MANAGED FUND-OF-FUNDS:
        SA Allocation Balanced
        SA Allocation Growth
        SA Allocation Moderate
        SA Allocation Moderate Growth
        DCA FIXED ACCOUNTS*
        6-Month DCA
        1-Year DCA
        * You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.



How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this living benefit because it allocates your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. Please see AUTOMATIC ASSET REBALANCING PROGRAM above.


                                      G-8





We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, WE DETERMINE THE EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

Additionally, IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND APRIL 30, 2019 and if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


                                      G-9





What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Bae may change over time as a result of the timing and amount of withdrawals. However, IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND APRIL 30, 2019 and if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY AND EXPENSES IN THE PROSPECTUS ABOVE


What is the fee for Polaris Income Plus Daily?

The fee for Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In Hawaii, Missouri, Oregon, Texas, and Washington, the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

IF YOUR CONTRACT WAS PURCHASED BETWEEN OCTOBER 9, 2017 AND APRIL 30, 2019 AND YOU ELECTED THE OPTIONAL


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POLARIS INCOME PLUS DAILY, THE FOLLOWING FEES ARE APPLICABLE:




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.15%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%      (+or-)0.40%



* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40% / 4).

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS DAILY, THE FOLLOWING FEES ARE
APPLICABLE:




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.25%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.45%        2.70%        0.60%      (+or-)0.25%



* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2016 AND APRIL 30, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS DAILY, THE FOLLOWING FEES ARE
APPLICABLE:




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%



* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

IF YOUR CONTRACT WAS PURCHASED BETWEEN OCTOBER 9, 2017 AND APRIL 30, 2019, the non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND OCTOBER 8, 2017, the non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in your prospectus are guaranteed for the life of your contract.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.


                                      G-11





If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:



     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my living benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the living benefit and the contract; or



     2. Continue the contract with the living benefit and its corresponding fee for two Covered Persons.

The components of the living benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the living benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values.

If your contract was purchased between MAY 1, 2017 AND APRIL 30, 2019, the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustment to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"


Can a non-spousal Beneficiar y elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit.


                                      G-12





What happens to my living benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:



     1. Annuitize the contract value under the contract's annuity provisions (PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS); or



     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.



     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted for Step-up Values and, if your contract was purchased between MAY 1, 2017 AND APRIL 30, 2019, no longer eligible for adjustments to the Minimum Income Base.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my living benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The living benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:




    CANCELLATION
  REQUEST RECEIVED            CANCELLATION EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request



Once cancellation is effective, the guarantees under Polaris Income Plus Daily are terminated. In addition, the investment requirement for the living benefit will no longer apply to your contract. You may not re-elect or reinstate the living benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the living benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the living benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF THE LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or



     3.   A death benefit is paid resulting in the contract being terminated;
          or



     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or


                                      G-13





     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or



     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:



     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or



     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


POLARIS INCOME PLUS

Polaris Income Plus was available from May 1, 2015 through April 30, 2019. Effective May 1, 2019, Polaris Income Plus is no longer available for election.


How does Polaris Income Plus work?

Polaris Income Plus locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.


What determines the amount I can receive each year?

The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose an income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)'65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.






                                      G-14



POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 2, 2018 AND APRIL 30, 2019, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE
APPLICABLE:




        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS INCOME        PLUS INCOME       PLUS INCOME
          AT FIRST WITHDRAWAL(1)               OPTION 1           OPTION 2          OPTION 3
 One Covered Person (Age 45 - 59)         4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)         5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)           6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 One Covered Person (Age 72 and Older)      7.0%  /  4.0%      8.0%  /  3.0%     5.5%  /  5.5%
 Two Covered Persons (Age 45 - 59)        3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)        4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)          6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%
 Two Covered Persons (Age 72 and Older)     6.5%  /  4.0%      7.5%  /  3.0%     5.0%  /  5.0%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND MAY 1, 2018, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE
APPLICABLE:




        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS INCOME        PLUS INCOME       PLUS INCOME
          AT FIRST WITHDRAWAL(1)               OPTION 1           OPTION 2          OPTION 3
 One Covered Person (Age 45 - 59)         4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)         5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)           6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)      6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)        4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)          5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)     6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      G-15



IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND AUGUST 21, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE
APPLICABLE:




         NUMBER OF COVERED PERSONS             POLARIS INCOME       POLARIS INCOME      POLARIS INCOME
         AND AGE OF COVERED PERSON               PLUS INCOME          PLUS INCOME        PLUS INCOME
          AT FIRST WITHDRAWAL(1)                  OPTION 1             OPTION 2            OPTION 3
 One Covered Person (Age 64 and Younger)     5.5%  /  3.0%(2)     5.5%  /  3.0%(2)      4.0%  /  4.0%
 One Covered Person (Age 65 and Older)         6.0%  /  4.0%         7.0% / 3.0         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)    5.0%  /  3.0%(3)     5.0%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)        5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.







POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019: INCOME CREDIT

IF YOU CONTRACT WAS PURCHASED BETWEEN DECEMBER 19, 2016 AND MAY 1, 2019 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING INCOME CREDIT RATE IS
APPLICABLE:




    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)              INCOME CREDIT AVAILABILITY
         6.0%           Available during the first 12 Benefit Years -
                            the Income Credit is REDUCED in years
                                    withdrawals are taken



IF YOU CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND DECEMBER 18, 2016 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:




    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)              INCOME CREDIT AVAILABILITY
         5.5%           Available during the first 12 Benefit Years -
                            the Income Credit is REDUCED in years
                                    withdrawals are taken



IF YOU CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND AUGUST 21, 2016 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS LIVING BENEFIT, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:




    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)              INCOME CREDIT AVAILABILITY
         6.0%           Available during the first 12 Benefit Years -
                            the Income Credit is REDUCED in years
                                    withdrawals are taken



Are there investment requirements if I elect Polaris Income Plus?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or 1-Year Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


                                      G-16





POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019: INVESTMENT REQUIREMENTS

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 2, 2018 AND APRIL 30, 2019, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:




 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  DCA FIXED ACCOUNTS**
                  6-Month DCA
                  1-Year DCA
                  * You may invest up to a maximum of 50% in each of
                  these Variable Portfolios.
                  ** You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.



IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND MAY 1, 2018, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:




 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  * You may invest up to a maximum of 50% in each of
                  these Variable Portfolios.



How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and


                                      G-17





withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus?

The benefit offered by Polaris Income Plus is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT. The Income Credit is equal to a percentage ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. PLEASE SEE THE INCOME CREDIT TABLES ABOVE FOR THE INCOME CREDIT PERCENTAGE APPLICABLE TO YOUR CONTRACT. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than Income Credit Percentage and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Persons(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elected, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECT OF WITHDRAWALS ON POLARIS INCOME PLUS" BELOW.


                                      G-18





How can the Income Base and Income Credit Base be increased for Polaris Income Plus?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.

What are the effects of withdrawals on Polaris Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


                                      G-19





     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


What is the fee for Polaris Income Plus?

The fee for Polaris Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In Missouri, Oregon, Texas, and Washington, the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

IF YOUR CONTRACT WAS PURCHASED BETWEEN OCTOBER 9, 2017 AND APRIL 30, 2019 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING FEES ARE
APPLICABLE:




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.00%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%



IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND OCTOBER 8, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING FEES ARE APPLICABLE:




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%



* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

IF YOUR CONTRACT WAS PURCHASED BETWEEN OCTOBER 9, 2017 AND APRIL 30, 2019, the non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND OCTOBER 8, 2017, the non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]


                                      G-20





You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract before the end of a Benefit Quarter, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under this Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:



     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than the Income Credit Percentage (applicable to you), an Income Credit equal to the difference between the RMD and Income Credit Percentage will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than the Income Credit Percentage, no Income Credit will be included in the calculation of the Income Base.


                                      G-21





What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:



     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or



     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.



     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:




    CANCELLATION
  REQUEST RECEIVED            CANCELLATION EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request



Once cancellation is effective, the guarantees under Polaris Income Plus are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.


                                      G-22





If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF THE LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or



     3.   A death benefit is paid resulting in the contract being terminated;
          or



     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or



     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or



     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:



     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or



     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


POLARIS INCOME BUILDER

Polaris Income Builder was available from May 1, 2015 through April 30, 2018. Effective May 1, 2018, Polaris Income Builder is no longer available for election.


DEFINED TERMS


ANNIVERSARY VALUE

The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.


                                      G-23





BENEFIT EFFECTIVE DATE

The date the living benefit was elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER

Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY

The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR

Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY

The date on which each Benefit Year begins.


CONTRACT YEAR

Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)

The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.


EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE

The current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE

The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT

An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:




   FOR CONTRACTS         INCOME CREDIT
     PURCHASED        (AS A PERCENTAGE OF
    BETWEEN THE          INCOME CREDIT                  INCOME
 FOLLOWING DATES:            BASE)                CREDIT AVAILABILITY
 8/22/16 -                   5.0%           Available during the first 12
 4/30/18                                      Benefit Years - the Income
                                            Credit is ELIMINATED in years
 5/1/15 -                    6.0%




              withdrawals are taken
 8/21/16



INCOME CREDIT BASE

The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD

The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS

We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT

The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE

The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each BenefitYear while the contract value is greater than zero.


MINIMUM INCOME BASE

The guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.


PROTECTED INCOME PAYMENT

The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


                                      G-24





PROTECTED INCOME PAYMENT PERCENTAGE

The percentage used to determine the Protected Income Payment.


How does Polaris Income Builder work?

Polaris Income Builder locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.


What determines the amount I can receive each year?

The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose an income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)'65th birthday. PLEASE SEE"WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE TABLES

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

FOR CONTRACTS PURCHASED BETWEEN FEBRUARY 29, 2016 AND APRIL 30, 2018:




  NUMBER OF COVERED PERSONS AND AGE OF
  COVERED PERSON AT FIRST WITHDRAWAL(1)        MAWP/PIPP
 One Covered Person (Age 65 and Older)     5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)    4.90%  /  4.90%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

FOR CONTRACTS PURCHASED BETWEEN MAY 1, 2015 AND FEBRUARY 28, 2016:




  NUMBER OF COVERED PERSONS AND AGE OF
  COVERED PERSON AT FIRST WITHDRAWAL(1)        MAWP/PIPP
 One Covered Person (Age 65 and Older)     5.50%  /  5.25%
 Two Covered Persons (Age 65 and Older)     5.0%  /  4.75%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.


                                      G-25





You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


POLARIS INCOME BUILDER INVESTMENT REQUIREMENTS

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND APRIL 30, 2018, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:




 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Asset
                  Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  * You may invest up to a maximum of 50% in each of
                  these Variable Portfolios.



How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Builder?

The benefit offered by Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary. The


                                      G-26





MINIMUM INCOME BASE is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT. PLEASE SEE THE INCOME CREDIT TABLES ABOVE TO DETERMINE THE INCOME CREDIT APPLICABLE TO YOU.

The Income Credit may only be added to the Income Base IF NO WITHDRAWALS ARE TAKEN IN A BENEFIT YEAR. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME BUILDER?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by


                                      G-27





an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS ON WITHDRAWALS POLARIS INCOME BUILDER?" BELOW.


What are the effects of withdrawals on Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


What is the fee for Polaris Income Builder?

The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In Missouri, Oregon, Texas, and Washington, the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate


                                      G-28





applicable to the next Benefit Quarter. Please see fee table below:




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%



* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:



     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate


                                      G-29





the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

No Income Credit will be included in the calculation of the Income Base when an RMD is taken.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:



     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or



     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.



     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Builder. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or


                                      G-30





after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:




    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request



Once cancellation is effective, the guarantees under Polaris Income Builder are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. Please see the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY Appendix for state specific information regarding amounts allocated to the Secure Value Account and Automatic Asset Allocation Rebalancing Program upon cancellation of the Living Benefit.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or



     3.   A death benefit is paid resulting in the contract being terminated;
          or



     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or



     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or



     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:



     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or



     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


                                      G-31




                                      G-32


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 APPENDIX H - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL

             PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017

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--------------------------------------------------------------------------------





EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES, THE POLARIS ALLOCATOR PROGRAM IS NO LONGER OFFERED.
IF YOU INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your living benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the table below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models.

ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)




                                     ALLOCATION     ALLOCATION     ALLOCATION     ALLOCATION
       VARIABLE PORTFOLIOS                1              2              3             4*
 Invesco V.I. Comstock Fund              5.00%          5.00%          6.00%         8.00%
 Invesco V.I. Growth and
   Income Fund                           6.00%          7.00%          8.00%         8.00%
 SA AB Growth                            3.00%          4.00%          4.00%         6.00%
 SA AB Small & Mid Cap
   Value                                 1.00%          1.00%          1.00%         2.00%
 SA American Funds Global
   Growth                                2.00%          3.00%          4.00%         6.00%
 SA American Funds
   Growth-Income                         0.00%          0.00%          1.00%         4.00%
 SA DFA Ultra Short Bond                 2.00%          1.00%          0.00%         0.00%
 SA Dogs of Wall Street                  3.00%          3.00%          3.00%         5.00%
 SA Federated Corporate Bond            10.00%          8.00%          7.00%         1.00%
 SA Fidelity Institutional AM(R)
   Real Estate                           0.00%          0.00%          0.00%         1.00%
 SA Franklin Small Company
   Value                                 0.00%          2.00%          2.00%         1.00%
 SA Goldman Sachs Global
   Bond                                  4.00%          4.00%          2.00%         2.00%
 SA Janus Focused Growth*                0.00%          1.00%          1.00%         2.00%
 SA JPMorgan Emerging
   Markets                               0.00%          1.00%          2.00%         2.00%
 SA JPMorgan Equity-Income               6.00%          7.00%          8.00%         8.00%
 SA JPMorgan MFS Core
   Bond                                 17.00%         13.00%         10.00%         5.00%
 SA Legg Mason BW Large
   Cap Value                             4.00%          4.00%          4.00%         5.00%
 SA MFS Blue Chip Growth                 2.00%          3.00%          4.00%         4.00%
 SA MFS Massachusetts
   Investors Trust                       6.00%          6.00%          7.00%         8.00%
 SA Morgan Stanley
   International Equities                3.00%          3.00%          4.00%         5.00%
 SA Oppenheimer Main Street
   Large Cap                             3.00%          4.00%          4.00%         6.00%
 SA PineBridge High-Yield
   Bond                                  4.00%          3.00%          2.00%         0.00%
 SA Templeton Foreign Value              3.00%          3.00%          3.00%         4.00%
 SA Wellington Capital
   Appreciation                          3.00%          3.00%          4.00%         5.00%
 SA Wellington Government
   and Quality Bond                      8.00%          8.00%          7.00%         2.00%
 SA Wellington Real Return               5.00%          3.00%          2.00%         0.00%
                           TOTAL          100%           100%           100%          100%



* Allocation 4 above is only available if you elected the Polaris Income Plus Daily living benefit prior to February 6, 2017.


                                      H-1



EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES THE COMBINATION MODEL PROGRAM WILL NO LONGER BE OFFERED.

IF YOU INVESTED IN A COMBINATION MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


                                      H-2


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--------------------------------------------------------------------------------

APPENDIX I - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION BETWEEN MAY 1, 2017
                              AND APRIL 30, 2019

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a living benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a living benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a living benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.


CONTRACT VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.

The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


RETURN OF PURCHASE PAYMENT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:




A. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or



          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.


                                      I-1





          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.




B. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or



          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:



               (i) any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or



               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or



          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:



               (i) any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or



               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.



          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:



               (i) any Withdrawal Adjustments since that contract anniversary, if the living benefit has not been terminated; or



               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


                                      I-2




        Please forward a copy (without charge) of the Polaris Platinum Elite Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: The Variable Annuity Life Insurance Company

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                             POLARIS Platinum Elite

                                   PROSPECTUS
                                  MAY 1, 2019
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               in connection with

                            VALIC SEPARATE ACCOUNT A

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


IMPORTANT INFORMATION ABOUT LIVING BENEFITS: If you elect a Living Benefit, you must allocate your money according to applicable investment requirements, which may limit your ability to grow contract value. If you do not plan on taking withdrawals or you take Excess Withdrawals that could result in your contract value and Income Base reducing to zero, then electing the Living Benefit may not be appropriate for you because you are paying fees for a Living Benefit you may not use.

If you elect Polaris Income Plus, there is an incentive if you wait 12 years before taking any withdrawals. The longer you wait before taking any withdrawals, the less time you will have to benefit from the guarantees of the Living Benefit due to decreasing life expectancy. Therefore, there is a likelihood that you will have paid for a benefit that does not result in maximizing payments under the benefit.

If you elect a Living Benefit, any Excess Withdrawal that reduces the contract value to zero, will terminate the contract including its optional Living Benefit features.


If you elect a living benefit, not all Underlying Funds are available as investment options. Please see "Are there investment requirements if I elect a living benefit?" under OPTIONAL LIVING BENEFITS for details.



UNDERLYING FUNDS:                                     MANAGED BY:
  Franklin Allocation VIP Fund                        Franklin Templeton Services, LLC
  Franklin Income VIP Fund                            Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund1,2   Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                          Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                 Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio             Lord, Abbett & Co. LLC
  SA AB Growth Portfolio                              AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio               AllianceBernstein L.P.
  SA Allocation Balanced Portfolio(2)                 SunAmerica Asset Management, LLC


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                              MANAGED BY:
  SA Allocation Growth Portfolio(2)                            SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio(2)                   SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio(2)                          SunAmerica Asset Management, LLC
  SA American Funds Asset Allocation Portfolio(2)              Capital Research and Management Company(3)
  SA American Funds Global Growth Portfolio                    Capital Research and Management Company(3)
  SA American Funds Growth Portfolio                           Capital Research and Management Company(3)
  SA American Funds Growth-Income Portfolio                    Capital Research and Management Company(3)
  SA American Funds VCP Managed Allocation Portfolio1,2        Capital Research and Management Company(3)
  SA BlackRock Multi-Asset Income Portfolio(2)                 BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio1,2             BlackRock Investment Management, LLC
  SA Columbia Technology Portfolio                             Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio1,2                         Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                             SunAmerica Asset Management, LLC
  SA Emerging Markets Equity Index Portfolio                   SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio1,2                     Federated Investment Management Company
  SA Fidelity Institutional AM(R) International Growth         FIAM LLC
  SA Fidelity Institutional AM(R) Real Estate Portfolio        FIAM LLC
  SA Fixed Income Index Portfolio1,2,                          SunAmerica Asset Management, LLC
  SA Fixed Income Intermediate Index Portfolio1,2,             SunAmerica Asset Management, LLC
  SA Franklin Small Company Value Portfolio                    Franklin Mutual Advisers, LLC
  SA Global Index Allocation 90/10 Portfolio(2)                SunAmerica Asset Management, LLC
  SA Global Index Allocation 75/25 Portfolio(2)                SunAmerica Asset Management, LLC
  SA Global Index Allocation 60/40 Portfolio(2)                SunAmerica Asset Management, LLC
  SA Goldman Sachs Global Bond Portfolio1,2                    Goldman Sachs Asset Management International
  SA Goldman Sachs Multi-Asset Insights Portfolio2,            Goldman Sachs Asset Management, L.P.
  SA Index Allocation 60/40 Portfolio(2)                       SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio(2)                       SunAmerica Asset Management, LLC
  SA Index Allocation 90/10 Portfolio(2)                       SunAmerica Asset Management, LLC
  SA International Index Portfolio                             SunAmerica Asset Management, LLC
  SA Invesco Growth Opportunities Portfolio                    Invesco Advisers, Inc.
  SA Invesco VCP Equity-Income Portfolio1,2                    Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                            Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio(2)                J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                       J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                          J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                        J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio1,2                       J.P. Morgan Investment Management Inc. and Massachusetts
                                                               Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                         J.P. Morgan Investment Management Inc.
  SA Large Cap Growth Index Portfolio                          SunAmerica Asset Management, LLC
  SA Large Cap Index Portfolio(4)                              SunAmerica Asset Management, LLC
  SA Large Cap Value Index Portfolio                           SunAmerica Asset Management, LLC
  SA Legg Mason BW Large Cap Value Portfolio                   Brandywine Global Investment Management, LLC
  SA Legg Mason Tactical Opportunities Portfolio2,             QS Investors, LLC
  SA MFS Blue Chip Growth Portfolio                            Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio               Massachusetts Financial Services Company
  SA MFS Total Return Portfolio2,                              Massachusetts Financial Services Company
  SA Mid Cap Index Portfolio(2)                                SunAmerica Asset Management, LLC
  SA Morgan Stanley International Equities Portfolio           Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio               OppenheimerFunds, Inc.
  SA PGI Asset Allocation Portfolio(2)                         Principal Global Investors, LLC
  SA PIMCO VCP Tactical Balanced Portfolio1,2                  Pacific Investment Management Company LLC
  SA PineBridge High-Yield Bond Portfolio                      PineBridge Investments LLC
  SA Putnam Asset Allocation Diversified Growth Portfolio(2)   Putnam Investment Management, LLC
  SA Putnam International Growth and Income Portfolio          Putnam Investment Management, LLC
  SA Schroders VCP Global Allocation Portfolio1,2              Schroder Investment Management North America Inc.
  SA Small Cap Index Portfolio(4)                              SunAmerica Asset Management, LLC
  SA Templeton Foreign Value Portfolio                         Templeton Investment Counsel, LLC
  SA T. Rowe Price Asset Allocation Growth Portfolio2,         T. Rowe Price Associates, Inc.
  SA T. Rowe Price VCP Balanced Portfolio1,2                   T. Rowe Price Associates, Inc.
  SA VCP Dynamic Allocation Portfolio1,2                       SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio1,2                         SunAmerica Asset Management, LLC and AllianceBernstein L.P.


                                       2



UNDERLYING FUNDS:                                          MANAGED BY:
  SA VCP Index Allocation Portfolio1,2,                    SunAmerica Asset Management, LLC and T. Rowe Price
                                                           Associates, Inc.
  SA Wellington Capital Appreciation Portfolio             Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio1,2   Wellington Management Company LLP
  SA Wellington Real Return Portfolio1,2                   Wellington Management Company LLP
  SA Wellington Strategic Multi-Asset Portfolio(2)         Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                  Wells Capital Management Incorporated



1 These Underlying Funds are available investment options for the Polaris
  Income Plus living benefit.

2 These Underlying Funds are available investment options for the Polaris
  Income Plus Daily living benefit.



3 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.



                                       3

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                               TABLE OF CONTENTS
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GLOSSARY........................................................   5
HIGHLIGHTS......................................................   6
FEE TABLE.......................................................   8
   Contract Owner Transaction Expenses..........................   8
   Contract Owner Annual Expenses...............................   8
   Optional Feature Expenses....................................   8
   Total Annual Portfolio Operating Expenses....................   8
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................  10
THE POLARIS PLATINUM ELITE VARIABLE ANNUITY.....................  11
PURCHASING A POLARIS PLATINUM ELITE VARIABLE
  ANNUITY.......................................................  11
   Allocation of Purchase Payments..............................  12
   Accumulation Units...........................................  13
   Free Look....................................................  14
   Exchange Offers..............................................  14
   Important Information for Military Servicemembers............  14
INVESTMENT OPTIONS..............................................  14
   Variable Portfolios..........................................  14
   Trusts.......................................................  16
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  16
      Franklin Templeton Variable Insurance Products Trust......  16
      Goldman Sachs Variable Insurance Trust....................  16
      Lord Abbett Series Fund, Inc..............................  16
      Anchor Series Trust.......................................  16
      Seasons Series Trust......................................  16
      SunAmerica Series Trust...................................  16
   Substitution, Addition or Deletion of Variable Portfolios....  20
   Fixed Accounts...............................................  20
      Secure Value Account......................................  21
   Dollar Cost Averaging Fixed Accounts.........................  21
   Dollar Cost Averaging Program................................  21
   Automatic Asset Rebalancing Program..........................  22
   Transfers During the Accumulation Phase......................  22
   Short-Term Trading Policies..................................  23
   Transfers During the Income Phase............................  25
   Voting Rights................................................  25
ACCESS TO YOUR MONEY............................................  25
   Penalty-Free Withdrawal Amount...............................  26
   Systematic Withdrawal Program................................  27
   Nursing Home Waiver..........................................  28
OPTIONAL LIVING BENEFITS........................................  28
   Polaris Income Plus and Polaris Income Plus Daily............  30
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO
  ALL OPTIONAL LIVING BENEFITS..................................  40
DEATH BENEFITS..................................................  43
   Beneficiary Continuation Programs............................  44
   Death Benefit Defined Terms..................................  45
   Death Benefit Options........................................  46
   Contract Value Death Benefit.................................  46
   Return of Purchase Payment Death Benefit.....................  46
   Maximum Anniversary Value Death Benefit......................  46
   Spousal Continuation.........................................  47
EXPENSES........................................................  47
   Separate Account Charges.....................................  48
   Withdrawal Charges...........................................  48
   Underlying Fund Expenses.....................................  48
   Contract Maintenance Fee.....................................  49
   Transfer Fee.................................................  49
   Optional Living Benefit Fees.................................  49
   Return of Purchase Payment Death Benefit Fee.................  50
   Maximum Anniversary Value Death Benefit Fee..................  50
   Premium Tax..................................................  50
   Income Taxes.................................................  50
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  50
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  50
ANNUITY INCOME OPTIONS..........................................  51
   The Income Phase.............................................  51
   Annuity Income Options.......................................  52
   Fixed or Variable Annuity Income Payments....................  53
   Annuity Income Payments......................................  53
   Deferment of Payments........................................  53
TAXES...........................................................  53
   Annuity Contracts in General.................................  54
   Tax Treatment of Purchase Payments...........................  54
   Tax Treatment of Distributions...............................  54
   Required Minimum Distributions...............................  56
   Tax Treatment of Death Benefits..............................  57
   Tax Treatment of Optional Living Benefits....................  57
   Contracts Owned by a Trust or Corporation....................  57
   Withholding..................................................  57
   Gifts, Pledges and/or Assignments of a Contract..............  58
   Diversification and Investor Control.........................  58
   Our Taxes....................................................  59
OTHER INFORMATION...............................................  59
   The Distributor..............................................  59
   The Company..................................................  59
   The Separate Account.........................................  60
   The General Account..........................................  60
   Financial Statements.........................................  60
   Administration...............................................  61
   Legal Proceedings............................................  61
   Registration Statements......................................  62
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  62
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS AND
  POLARIS INCOME PLUS DAILY FEE................................. C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.................. D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. E-1



                                       4

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                                    GLOSSARY
--------------------------------------------------------------------------------
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to The Variable Annuity Life Insurance Company "VALIC". The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds Global Growth, SA American Funds Growth, SA American Funds Growth-Income, SA American Funds Asset Allocation, and SA American Funds VCP Managed Allocation Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.


INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $1,000,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       5

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--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
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The Polaris Platinum Elite Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no optional death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a penalty-free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM ELITE VARIABLE ANNUITY, PENALTY-FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND
TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       6

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       7

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                                   FEE TABLE

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THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------






 MAXIMUM WITHDRAWAL CHARGES (See
 Withdrawal Charge Schedule below for detail)       8%
 TRANSFER FEE1 (Per transfer after 15 transfers
 in any contract year)                             $25
 PREMIUM TAX(2)                                    3.5%



WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:


YEARS SINCE RECEIPT OF PURCHASE
PAYMENTS                           1    2    3    4    5    6    7   8+
                                 8%   7%   6%   5%   4%   3%   2%   0%


Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.


The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
--------------------------------------------------------------------------------






 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                  $50






 SEPARATE ACCOUNT CHARGES3
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)    1.15%


OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------

If an optional feature is elected the following additional fees are deducted annually.







DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 RETURN OF PURCHASE PAYMENT    0.15%
 MAXIMUM ANNIVERSARY VALUE     0.40%



LIVING BENEFITS(4)

(calculated as percentage of the Income Base and deducted from the contract value)



POLARIS INCOME PLUS




                          INITIAL FEE(5)     MAXIMUM FEE(5)
 One Covered Person           1.00%              2.50%
 Two Covered Persons          1.25%              2.50%



POLARIS INCOME PLUS DAILY




                          INITIAL FEE(5)     MAXIMUM FEE(5)
 One Covered Person           1.15%              2.50%
 Two Covered Persons          1.35%              2.50%




TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)

--------------------------------------------------------------------------------




The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.





                                    MINIMUM(6)     MAXIMUM(7)
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.                 0.47%          2.03%


                                       8


FOOTNOTES TO THE FEE TABLE:

 1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


 4 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS.

 5 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE.



                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%


   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).



 6 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2020 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 7 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       9

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.



EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.


The Maximum Expense Example reflects the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.






MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.55% (including the Maximum Anniversary Value death benefit), the optional Polaris Plus Income Daily feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.50% for remaining years) and investment in an Underlying Fund with total expenses of 2.03%*)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,207      $2,231      $3,227      $5,701


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $407     $1,631      $2,827      $5,701




MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)





(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $966     $1,123      $1,304      $1,973

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $166     $523        $904        $1,973


ADDITIONAL EXPENSE EXAMPLE INFORMATION




1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base which is used to calculate the Polaris Income Plus Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year.


4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


* The 1 year Maximum Expense Example reflect the SunAmerica Series Trust 0.93% fee waiver.


** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.04% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.



                                       10

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                           THE POLARIS PLATINUM ELITE

                                VARIABLE ANNUITY
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YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:


     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.


     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

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                      PURCHASING A POLARIS PLATINUM ELITE

                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature.


                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        85                    80*                     80


* The age requirements may vary depending on the number of Covered Persons you elect. PLEASE SEE OPTIONAL LIVING BENEFITS.


NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE AND SPOUSAL CONTINUATION OF THE DEATH BENEFIT.


PLEASE SEE THE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



                                       11



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR SPECIFIC INFORMATION.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                                                              MINIMUM
                                                MINIMUM      AUTOMATIC
                          MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                              PURCHASE         PURCHASE       PURCHASE
                              PAYMENT           PAYMENT       PAYMENT
      Qualified(1)       $ 4,000             $500           $100
     Non-Qualified(1)    $10,000             $500           $100

(1) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.




PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

WE WILL NOT ACCEPT SUBSEQUENT PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED AN OPTIONAL LIVING BENEFIT FEATURE. IF YOU SEND A SUBSEQUENT PURCHASE PAYMENT AFTER THE FIRST CONTRACT ANNIVERSARY, THE PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS. We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.


     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

Purchase Payments that would cause total Purchase Payments in all contracts issued by VALIC, American General Life Insurance Company ("AGL") and/or The United States Life Insurance Company in the City of New York ("US Life") to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


                                       12



SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


REGULAR MAIL:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 101641
Pasadena, CA 91189-1641


EXPRESS DELIVERY:


Overnight deliveries of Purchase Payments can only be accepted at the following address:

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Automatic Payment Plan:



Once you have contributed at least the minimum initial Purchase Payment, you can establish an Automatic Payment Plan that allows you to make subsequent Purchase Payments. We reserve the right to modify, suspend or terminate the Automatic Payment Plan at any time should subsequent Purchase Payments no longer be accepted and will notify you prior to exercising that right.



PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.

     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.

ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.


The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.


The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.


                                       13



Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative.

To cancel, mail the contract along with your written free look request to:

Annuity Service Center

P.O. Box 15570
Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period we will refund the following:

     o The value of your contract on the day we receive your request in Good Order if received BEFORE Market Close.

     o The value of your contract on the next NYSE business day, if the free look request is received AFTER Market Close.


IRA and State Free Look Restrictions

Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of:


     (1)    Purchase Payments; or

     (2) the value of your contract on the day we receive your request in Good Order.

With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.


PLEASE SEE YOUR CONTRACT AND APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)

If you elect an optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFITS SECTION.


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.


                                       14



Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


 ASSET ALLOCATION    CASH
        BOND         STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Master-Feeder Funds

Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.

Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.


Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.


                                       15



These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").


     Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund's investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.



     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").

AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").

     SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.


            SAST MASTER-FEEDER FUNDS

            Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


                                       16



            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND
            SA VCP DYNAMIC STRATEGY PORTFOLIO

            SAAMCo is the investment advisor of the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.

            SA AMERICAN FUNDS VCP MANAGED ALLOCATION PORTFOLIO
            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO
            SA PIMCO VCP TACTICAL BALANCED PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            SA VCP INDEX ALLOCATION PORTFOLIO


            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.



PLEASE SEE NEXT PAGE FOR AVAILABLE VARIABLE PORTFOLIOS WHICH ARE GROUPED BY
                     ASSET CLASS AND LISTED ALPHABETICALLY.

                                       17

ASSET ALLOCATION



UNDERLYING FUNDS                                             MANAGED BY:                                  TRUST
----------------------------------------------------------   ------------------------------------------   -------
 Franklin Allocation VIP Fund(1)                             Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                                    Franklin Advisers, Inc.                      FTVIPT
 SA Allocation Balanced Portfolio(1)                         SunAmerica Asset Management, LLC             SST
 SA Allocation Growth Portfolio(1)                           SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth Portfolio(1)                  SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Portfolio(1)                         SunAmerica Asset Management, LLC             SST
 SA American Funds Asset Allocation Portfolio(2)             Capital Research and Management Company      SAST
 SA BlackRock Multi-Asset Income Portfolio                   BlackRock Investment Management, LLC         AST
 SA Global Index Allocation 60/40 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 75/25 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 90/10 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Goldman Sachs Multi-Asset Insights Portfolio             Goldman Sachs Asset Management, L.P.         SAST
 SA Index Allocation 60/40 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 80/20 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 90/10 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA JPMorgan Diversified Balanced Portfolio                  J.P. Morgan Investment Management Inc.       SAST
 SA Legg Mason Tactical Opportunities Portfolio              QS Investors, LLC                            SAST
 SA MFS Total Return Portfolio(3)                            Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation Portfolio                           Principal Global Investors, LLC              AST
 SA Putnam Asset Allocation Diversified Growth Portfolio     Putnam Investment Management, LLC            SST
 SA T. Rowe Price Asset Allocation Growth Portfolio          T. Rowe Price Associates, Inc.               SAST
 SA Wellington Strategic Multi-Asset Portfolio               Wellington Management Company LLP            AST


1 This Underlying Fund is a Fund-of-Funds.

2 This Underlying Fund is a Master-Feeder fund.

3 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


BOND


UNDERLYING FUNDS                                         MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   ------
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Fixed Income Index Portfolio                         SunAmerica Asset Management, LLC                             SAST
 SA Fixed Income Intermediate Index Portfolio            SunAmerica Asset Management, LLC                             SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST

CASH


UNDERLYING FUNDS                                    MANAGED BY:                              TRUST
-------------------------------------------------   --------------------------------------   ------
 Goldman Sachs VIT Government Money Market Fund     Goldman Sachs Asset Management, L.P.     GST

STOCK



UNDERLYING FUNDS                                           MANAGED BY:                                      TRUST
--------------------------------------------------------   ----------------------------------------------   ------
 Invesco V.I. American Franchise Fund(4)                   Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund(4)                             Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                       Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                   Lord, Abbett & Co. LLC                           LASF
 SA AB Growth Portfolio                                    AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                     AllianceBernstein L.P.                           SAST
 SA American Funds Global Growth Portfolio(5)              Capital Research and Management Company          SAST
 SA American Funds Growth Portfolio(5)                     Capital Research and Management Company          SAST
 SA American Funds Growth-Income Portfolio(5)              Capital Research and Management Company          SAST
 SA Columbia Technology Portfolio                          Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio(4)                       SunAmerica Asset Management, LLC                 SAST
 SA Emerging Markets Equity Index Portfolio                SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(R) International Growth      FIAM LLC                                         SAST
 SA Fidelity Institutional AM(R) Real Estate Portfolio     FIAM LLC                                         SAST


                                       18



UNDERLYING FUNDS                                         MANAGED BY:                                      TRUST
------------------------------------------------------   ----------------------------------------------   ------
 SA Franklin Small Company Value Portfolio               Franklin Mutual Advisers, LLC                    SAST
 SA International Index Portfolio                        SunAmerica Asset Management, LLC                 SAST
 SA Invesco Growth Opportunities Portfolio               Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                       Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                  J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                   J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA Large Cap Growth Index Portfolio                     SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Index Portfolio                            SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Value Index Portfolio                      SunAmerica Asset Management, LLC                 SAST
 SA Legg Mason BW Large Cap Value Portfolio              Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                       Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio(4)       Massachusetts Financial Services Company         SAST
 SA Mid Cap Index Portfolio                              SunAmerica Asset Management, LLC                 SAST
 SA Morgan Stanley International Equities Portfolio      Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio          OppenheimerFunds, Inc.                           SAST
 SA Putnam International Growth and Income Portfolio     Putnam Investment Management, LLC                SAST
 SA Small Cap Index Portfolio                            SunAmerica Asset Management, LLC                 SAST
 SA Templeton Foreign Value Portfolio                    Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio            Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                 Wells Capital Management Incorporated            SAST


4 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

5 This Underlying Fund is also a Master-Feeder fund.


VOLATILITY CONTROL FUNDS


UNDERLYING FUNDS                                         MANAGED BY:                                                   TRUST
-------------------------------------------------------- ------------------------------------------------------------- ------
 SA American Funds VCP Managed Allocation Portfolio5,6   Capital Research and Management Company                       SAST
 SA BlackRock VCP Global Multi Asset Portfolio(6)        BlackRock Investment Management, LLC                          SAST
 SA Invesco VCP Equity-Income Portfolio                  Invesco Advisers, Inc.                                        SAST
 SA PIMCO VCP Tactical Balanced Portfolio                Pacific Investment Management Company LLC                     SAST
 SA Schroders VCP Global Allocation Portfolio            Schroder Investment Management North America                  SAST
 SA T. Rowe Price VCP Balanced Portfolio                 T. Rowe Price Associates, Inc.                                SAST
 SA VCP Dynamic Allocation Portfolio(6)                  SunAmerica Asset Management, LLC and AllianceBernstein L.P.   SAST
 SA VCP Dynamic Strategy Portfolio(6)                    SunAmerica Asset Management, LLC and AllianceBernstein L.P.   SAST
 SA VCP Index Allocation Portfolio(6)                    SunAmerica Asset Management, LLC and T. Rowe Price            SAST
                                                         Associates, Inc.

5 This Underlying Fund is also a Master-Feeder fund.

6 A portion of this Underlying Fund is a Fund-of-Funds.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       19




SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.


Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.

Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


                                       20



SECURE VALUE ACCOUNT

If you elect a living benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts as follows:


  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
        6-Month         $  600
        12-Month        $1,200

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.

     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account


                                       21



serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.

Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.


                                       22




TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC FEES.



Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.

Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.


                                       23



     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example

For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).


ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not


                                       24



enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.


MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE


                             MINIMUM         MINIMUM
                           WITHDRAWAL        CONTRACT
                             AMOUNT          VALUE(1)
 Partial Withdrawal       $1,000         $2,500(2)
 Systematic Withdrawal    $  100         $2,500(2)

(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(2)   The total contract value must be at least $2,500 after a withdrawal.

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a


                                       25



result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.



PENALTY-FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.



YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you elect an optional living benefit, PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT AND THE LIVING BENEFIT BELOW.



Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty-free.

If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.


Penalty-Free Withdrawal Amount and the Living Benefit

If you elect a living benefit and you withdraw an amount that is under the 10% penalty-free withdrawal amount but over the Maximum Annual Withdrawal Amount, that excess amount will be treated as an Excess Withdrawal. You are not assessed a withdrawal charge, but the Excess Withdrawal affects calculation of your Income Base, Income Credit Base, if applicable, and future income payments under the living benefit. PLEASE SEE "What are the effects of withdrawals on Polaris Income Plus?" and "What are the effects of withdrawals on Polaris Income Plus Daily?" under OPTIONAL LIVING BENEFITS.

For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount. You may also take up to an additional $4,000 that contract year as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, and future Maximum Annual Withdrawal Amounts.



ASSESSMENT OF WITHDRAWAL CHARGES


We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.


The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.


When you make a partial withdrawal, we deduct it from any remaining annual penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.

If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT, WITHDRAWAL CHARGES WILL BE ASSESSED AGAINST THE AMOUNT OF PURCHASE PAYMENTS SUBJECT TO WITHDRAWAL CHARGES. THIS MEANS THAT, IF YOU SURRENDER YOUR CONTRACT WHILE WITHDRAWAL CHARGES STILL APPLY, ANY PRIOR PENALTY-FREE WITHDRAWAL AMOUNTS TAKEN IN THE CURRENT CONTRACT YEAR ARE NOT SUBTRACTED FROM THE TOTAL PURCHASE PAYMENTS STILL SUBJECT TO WITHDRAWAL CHARGES. PLEASE SEE EXPENSES.


Calculating Withdrawal Charges

For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty-free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.



Example:


For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum penalty-free withdrawal of $10,000. After that penalty-free withdrawal your contract value is $90,000. In the 3rd



                                       26



contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 5% is the applicable percentage) [B x C=$5,000]

     D=  Your full contract value ($85,000) available for total withdrawal


Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.


Annuity Income Payments


Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.



PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


Optional Living Benefit Withdrawals


Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.



Total Withdrawals


We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty-free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.



SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.


Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty-free withdrawal amount permitted each year.

If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate living benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while



                                       27




enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. IF YOU MUST TAKE REQUIRED MINIMUM DISTRIBUTIONS (RMDS) FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS WILL NOT PERMANENTLY REDUCE FUTURE GUARANTEED WITHDRAWAL AMOUNTS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.


Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.

     o You cannot use this waiver during the first 90 days after your contract is issued.

     o The confinement period for which you seek the waiver must begin after you purchase your contract.

     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:

     1)     a doctor's note recommending admittance to a nursing home;

     2)     an admittance form which shows the type of facility you entered;
            and

     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.


PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


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                            OPTIONAL LIVING BENEFITS
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GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS


These optional living benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. Unlike Polaris Income Plus, Polaris Income Plus Daily does not offer guaranteed rising income. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the living benefits.

You must invest in accordance with investment requirements outlined below.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax adviser concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Please note that not all living benefits and/or Income Options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

Below is a glossary of Living Benefit Terms and a summary of the key features of the optional living benefits offered in your contract.


BELOW IS A GLOSSARY OF LIVING BENEFIT TERMS AND A SUMMARY OF THE KEY FEATURES OF THE OPTIONAL LIVING BENEFITS OFFERED IN YOUR CONTRACT.


GLOSSARY OF LIVING BENEFIT TERMS



ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE

The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.



BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY

The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a



                                       28



non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR

Each consecutive one year period starting on the contract issue date.



COVERED PERSON(S)

The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.



EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.



INCOME BASE

The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.



INCOME CREDIT

For Polaris Income Plus only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:




                       INCOME CREDIT
                    (AS A PERCENTAGE OF
    OPTIONAL         THE INCOME CREDIT                INCOME
 LIVING BENEFIT            BASE)                CREDIT AVAILABILITY
 Polaris                    6%            Available during the first 12
 Income Plus                               Benefit Years -- the Income
                                            Credit is REDUCED in years
                                              withdrawals are taken
 Polaris              Not available               Not available
 Income Plus
 Daily


INCOME CREDIT BASE

For Polaris Income Plus only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.



INCOME CREDIT PERIOD

For Polaris Income Plus only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.



INVESTMENT REQUIREMENTS

We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.



MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE

The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE (FOR POLARIS INCOME PLUS ONLY)
The Minimum Income Base is a guaranteed minimum amount of the Income Base which is calculated on the 12th Benefit Anniversary during the Minimum Income Base period of 12 years, provided no withdrawals are taken prior to the 12th Benefit Year Anniversary. If you take withdrawals prior to the 12th Benefit Anniversary, you will not be eligible to receive the increase to the Income Base on the 12th Benefit Anniversary. The Minimum Income Base amount is calculated as a percentage of first Benefit Year's Purchase Payments as follows:




                                       MINIMUM INCOME BASE
   MINIMUM INCOME BASE PERIOD              PERCENTAGE
  (IF NO WITHDRAWALS ARE TAKEN     (AS A PERCENTAGE OF THE 1ST
   PRIOR TO THE BENEFIT YEAR         BENEFIT YEAR'S PURCHASE
          ANNIVERSARY)                      PAYMENT)
 12th Benefit Year Anniversary                           200%



MINIMUM INCOME BASE (FOR POLARIS INCOME PLUS DAILY ONLY)
The Minimum Income Base is a guaranteed minimum amount of the Income Base calculated on each Benefit Year Anniversary and up to the 15th Benefit Year Anniversary. An annual Minimum Income Base Percentage of 5% will be applied to the Purchase Payment(s) received prior to the first Benefit Year Anniversary during the Minimum Income



                                       29




Base period of 15 years, provided no withdrawals are taken prior to each Benefit Year Anniversary as follows:




                                       MINIMUM INCOME BASE
   MINIMUM INCOME BASE PERIOD              PERCENTAGE
  (IF NO WITHDRAWALS ARE TAKEN     (AS A PERCENTAGE OF THE 1ST
   PRIOR TO THE BENEFIT YEAR         BENEFIT YEAR'S PURCHASE
          ANNIVERSARY)                      PAYMENT)
 1st Benefit Year Anniversary                            105%
 2nd Benefit Year Anniversary                            110%
 3rd Benefit Year Anniversary                            115%
 4th Benefit Year Anniversary                            120%
 5th Benefit Year Anniversary                            125%
 6th Benefit Year Anniversary                            130%
 7th Benefit Year Anniversary                            135%
 8th Benefit Year Anniversary                            140%
 9th Benefit Year Anniversary                            145%
 10th Benefit Year Anniversary                           150%
 11th Benefit Year Anniversary                           155%
 12th Benefit Year Anniversary                           160%
 13th Benefit Year Anniversary                           165%
 14th Benefit Year Anniversary                           170%
 15th Benefit Year Anniversary                           175%



The Minimum Income Base is only available in the first 15 Benefit Years, provided no withdrawals are taken.



PROTECTED INCOME PAYMENT

The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.



PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE

If you elect Polaris Income Plus Daily, the Step-Up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.


OVERVIEW OF LIVING BENEFITS

The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, both of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. If you do not expect to take any withdrawals, then electing the Living Benefit would not be appropriate. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return. If you elect the Living Benefit, any Excess Withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits.

Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit; therefore, election of the Living Benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the maximum annual withdrawal amount allowable under the Living Benefit.

Please see POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY below for a more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.


POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY


How does Polaris Income Plus work?

Polaris Income Plus locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base").



                                       30




PLEASE SEE "HOW DO INCREASES TO THE INCOME BASE AND INCOME CREDIT BASE WORK UNDER POLARIS INCOME PLUS?" BELOW.


How does Polaris Income Plus Daily work?

Unlike Polaris Income Plus, Polaris Income Plus Daily does not offer Income Credits. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment and is increased by subsequent Purchase Payments in the first Benefit Year, if any. We will not accept subsequent Purchase Payments after the first contract anniversary.

In addition, if you do not take any withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is the a specified percentage of the first Benefit Year's Purchase Payments according to the table shown in the GLOSSARY OF LIVING BENEFIT TERMS above.

Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. PLEASE SEE "HOW DO INCREASES TO THE INCOME BASE WORK UNDER POLARIS INCOME PLUS DAILY?" BELOW.

What are the differences between Polaris Income Plus and Polaris Income Plus Daily?




  LIVING BENEFIT
    PARAMETER         POLARIS INCOME PLUS       POLARIS INCOME PLUS DAILY
 Initial Annual       1.00% One Covered         1.15% One Covered Person
 Fee                        Person              1.35% Two Covered Persons
                      1.25% Two Covered
                           Persons
 Minimum Income         Minimum Income           Range of Minimum Income
 Base                  Base Percentage:          Base Percentage: 105% -
                             200%                         175%
                        Minimum Income             Minimum Income Base
                    Base Period: 12 years     Period: Years 1-15; upon the
                    if no withdrawals are     first withdrawal, no further
                            taken              adjustments are made to the
                                                   Minimum Income Base
 Income Credit          Income Credit                      N/A
                    available in first 12
                     Benefit Years - the
                       Income Credit is
                       REDUCED in years
                       withdrawals are
                            taken
 Frequency of               Annual                        Daily
 Step-up Values
 Investment          10% in Secure Value           10% in Secure Value
 Requirements              Account                       Account
                       90% in Variable         90% in Variable Portfolios
                          Portfolios             (total of 35 investment
                         (total of 18                   options)
                     investment options)



POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.

The annual Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.

POLARIS INCOME PLUS DAILY(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any



                                       31


withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the first Benefit Year's Purchase Payments. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. The Minimum Income Base structure differs from that which is available on Polaris Income Plus. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.


                                       32




MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS




        NUMBER OF COVERED PERSONS                POLARIS              POLARIS             POLARIS
        AND AGE OF COVERED PERSON              INCOME PLUS          INCOME PLUS         INCOME PLUS
         AT FIRST WITHDRAWAL(1)              INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 59)          4.0%  /  3.0%(2)     4.0%  /  3.0%(2)     3.25%  /  3.25%
 One Covered Person (Age 60 - 64)          5.0%  /  3.0%(2)     5.0%  /  3.0%(2)     3.75%  /  3.75%
 One Covered Person (Age 65 - 71)            6.5%  /  4.0%        7.5%  /  3.0%      5.25%  /  5.25%
 One Covered Person (Age 72 and Older)       7.0%  /  4.0%        8.0%  /  3.0%       5.5%  /  5.5%
 Two Covered Persons (Age 45 - 59)         3.5%  /  3.0%(3)     3.5%  /  3.0%(3)      3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)         4.5%  /  3.0%(3)     4.5%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)           6.0%  /  4.0%        7.0%  /  3.0%      4.75%  /  4.75%
 Two Covered Persons (Age 72 and Older)      6.5%  /  4.0%        7.5%  /  3.0%       5.0%  /  5.0%



POLARIS INCOME PLUS DAILY




        NUMBER OF COVERED PERSON              POLARIS INCOME         POLARIS INCOME       POLARIS INCOME
        AND AGE OF COVERED PERSON               PLUS DAILY             PLUS DAILY           PLUS DAILY
         AT FIRST WITHDRAWAL(1)               INCOME OPTION 1        INCOME OPTION 2      INCOME OPTION 3
 One Covered Person (Age 45 - 59)          3.75%  /  2.75%(4)     3.75%  /  2.75%(4)      3.0%  /  3.0%
 One Covered Person (Age 60 - 64)          4.75%  /  2.75%(4)     4.75%  /  2.75%(4)     3.50%  /  3.50%
 One Covered Person (Age 65 - 71)             6.5%  /  4.0%          7.5%  /  3.0%       5.25%  /  5.25%
 One Covered Person (Age 72 and Older)        7.0%  /  4.0%          8.0%  /  3.0%        5.5%  /  5.5%
 Two Covered Persons (Age 45 - 59)         3.25%  /  2.75%(5)     3.25%  /  2.75%(5)     2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)         4.25%  /  2.75%(5)     4.25%  /  2.75%(5)     3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)            6.0%  /  4.0%          7.0%  /  3.0%       4.75%  /  4.75%
 Two Covered Persons (Age 72 and Older)       6.5%  /  4.0%          7.5%  /  3.0%        5.0%  /  5.0%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.






Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


                                       33




INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:



 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  DCA FIXED ACCOUNTS**
                  6-Month DCA
                  1-Year DCA
                  * You may invest up to a maximum of 50% in each of
                  these Variable Portfolios.
                  ** You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with the following:




 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios:
                  INDIVIDUALLY MANAGED ASSET ALLOCATION
                  PORTFOLIOS:
                  SA American Funds Asset Allocation
                  SA BlackRock Multi-Asset Income
                  SA Goldman Sachs Multi-Asset Insights
                  SA JPMorgan Diversified Balanced
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  Portfolio
                  SA Wellington Strategic Multi-Asset Income
                  ACTIVELY MANAGED FUND-OF-FUNDS:
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  FIXED INCOME AND MONEY MARKET PORTFOLIOS:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA JPMorgan MFS Core Bond
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  INDEX FUND-OF-FUNDS PORTFOLIOS
                  SA Global Index Allocation 90/10
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 60/40
                  SA Index Allocation 90/10
                  SA Index Allocation 80/20
                  SA Index Allocation 60/40
                  VOLATILITY CONTROL PORTFOLIOS:
                  SA American Funds VCP Managed Allocation
                  SA BlackRock VCP Global Multi Asset
                  SA Invesco VCP Equity-Income
                  SA PIMCO VCP Tactical Balanced
                  SA Schroders VCP Global Allocation
                  SA T. Rowe Price VCP Balanced
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  DCA FIXED ACCOUNTS*
                  6-Month DCA
                  1-Year DCA
                  * You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.


                                       34




How do my investment requirements impact my feature and contract?


Before you elect a living benefit, you should carefully consider whether the investment requirements associated with the living benefits meet your investment objectives and risk tolerance.


The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secure Value Account will not change for the life of your contract.



REBALANCING AND INVESTMENT REQUIREMENTS


We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers, and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.


Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.


You may not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus?

The benefit offered by Polaris Income Plus is calculated by considering the factors described below.


FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.


SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, if you do not take a withdrawal prior to the 12th Benefit Year Anniversary, the guaranteed MINIMUM INCOME BASE amount will be available in the Income Base calculation on the 12th Benefit Year Anniversary. The Minimum Income Base amount is calculated as a percentage of Purchase Payments received during the first Benefit Year. This percentage is provided above in the Glossary of Living Benefit Defined Terms. If you take a withdrawal prior to the 12th Benefit Year Anniversary, you will not be eligible to receive the increase to the Income Base.



                                       35




FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. If no withdrawals are taken during the Benefit Year, the Income Credit Percentage is not reduced. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you are age 65 and elected Polaris Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65 and elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. Excess Withdrawals are withdrawals taken that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base and Income Credit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base and Income Credit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year." PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.


PLEASE SEE APPENDIX C FOR DETAILED NUMERICAL EXAMPLES OF YOUR LIVING BENEFIT.



What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, if you do not take any withdrawals prior to 15th Benefit Year Anniversary, an annual MINIMUM INCOME BASE Percentage of 5% will be applied to Purchase Payments received prior to the first Benefit Year Anniversary. Further, if you take a withdrawal during the Minimum Income Base period of 15 years, you are no longer eligible for adjustments to your Income Base based on the percentages provided above in the GLOSSARY OF LIVING BENEFIT TERMS.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the



                                       36



percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).


The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by four factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Step-up Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, if any. Excess Withdrawals are withdrawals taken that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How do increases to the Income Base and Income Credit Base work under Polaris Income Plus?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, if the Income Base is increased to a Highest Anniversary Value, the Income Credit Base is also automatically increased to that Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How do increases to the Income Base work under Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments received in the first Benefit Year, if any. Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.


AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.


AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Excess Withdrawal.

PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME
PLUS?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS
DAILY?"BELOW.


What are the effects of withdrawals on Polaris Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of any withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.



                                       37



EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


For example, assume that your contract value is $106,000, your Income Base and Income Credit Base are $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base and Income Credit Base will be reduced to $114,000 as follows: $120,000 x {1 - [($11,000 -
$6,000)/($106,000 - $6,000)]} = $114,000.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these living benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Partial withdrawals under these living benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount, the Income Base and the Purchase Payment(s) used in the calculation of the Minimum Income Base may change over time as a result of the timing and amount of any withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.



EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows:
$120,000 x {1 - [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.



                                       38




     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value.


What is the fee for Polaris Income Plus and Polaris Income Plus Daily?

The fee for Polaris Income Plus and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


POLARIS INCOME PLUS FEE




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.00%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%



* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).


POLARIS INCOME PLUS DAILY FEE




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.15%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%      (+or-)0.40%



* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.


Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the



                                       39




fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. PLEASE NOTE THAT THIS MEANS THE ADDITION OF AN INCOME CREDIT WILL LEAD TO PAYING A HIGHER FEE IN ANY GIVEN PERIOD THAN WITHOUT THE ADDITION OF THE INCOME CREDIT, AND IN CERTAIN INSTANCES, THE VALUE OF THE INCOME CREDIT MAY BE MORE THAN OFFSET BY THE AMOUNT OF THE FEE. YOU WILL BE ASSESSED A NON-REFUNDABLE FEE EACH QUARTER REGARDLESS OF WHETHER OR NOT YOU TAKE ANY WITHDRAWALS.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).


IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.


If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for Polaris Income Plus, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.


When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


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                        ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
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When and how may I elect a Living Benefit?



You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the living benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:




                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80



POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:




                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
 NON-QUALIFIED:
 Joint Owners(2)              45          80          45          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)



(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.



(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the living benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.



                                       40




If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:



     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2.   Continue the contract, without the Living Benefit.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons and if the contract value is greater than zero?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:



     1. Make a death claim, which terminates the Living Benefit and the contract; or



     2. Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.

Note: If the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.

The components of the living benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the living benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME PLUS WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?" ABOVE.


FOR POLARIS INCOME PLUS ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


FOR POLARIS INCOME PLUS DAILY ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"



                                       41



Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?


No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW.



What happens to my Living Benefit upon the Latest Annuity Date?


On the Latest Annuity Date if the contract value is greater than zero, you must select one of the following options:

     1.   Annuitize by selecting from choices a. or b. below:



          a. elect to begin one of the Annuity Income Payment Options set forth in your Contract. If you choose this option, we will apply the contract value to provide annuity income payments as described under ANNUITY INCOME OPTIONS; or



          b. elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date; or

     2.   Fully surrender your Contract

Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.

An election under option 1 above converts your contract value to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits under your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If you do not select an option listed above by the Latest Annuity Date, we will automatically begin making payments, which would equal to the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract values goes to zero, in accordance with option
1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).



Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.



What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus or Polaris Income Plus Daily?


Amounts allocated to the Secure Value Account will be automatically transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.



                                       42



Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or


      (iv) An Excess Withdrawal that reduces the Contract Value and Income Base to zero; or

      (v) Death of the Covered Person, if only one is elected; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vi) A change that removes all Covered Persons from the contract except as noted below under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"; or

      (vii)      A Change of the Owner or Assignment; or

      (viii)     You elect to cancel Your Living Benefit.


If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.



Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:



     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or



     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.


Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

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                                 DEATH BENEFITS
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You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if:


     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.



                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant


BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.


                                       43




     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.

If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.

If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.

For contracts in which the aggregate of all Purchase Payments in contracts issued by VALIC, AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


If you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the first contract anniversary from your contract issue date.



DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.

     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.

     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.


                                       44




We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.

     o Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Expenses

We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.


Investment Options

     o     The Beneficiary may transfer funds among the available Variable
           Portfolios;

     o Variable Portfolios may differ from those available to the original Owner; and

     o Variable Portfolios may be of a different share class subject to higher 12b-1 fees.


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company.

     o The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

     o The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.

     o Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

     o Upon your death, your designated Beneficiary will receive the Contract Value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:

     o     Inherited Account and Required Minimum Distribution Election Form;
           AND

     o     New contract application

Restrictions on Inherited Account Program


     o No Purchase Payments are permitted after the contract has been issued.

     o Optional Living Benefits cannot be elected under the Inherited Account Program.

     o The contract may not be assigned and ownership may not be changed or jointly owned.


Expenses

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.


Investment Options

All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent


                                       45




Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday , the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.


The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a living benefit feature.



DEATH BENEFIT OPTIONS


CONTRACT VALUE DEATH BENEFIT

The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.

The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the living benefits described above.

Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please note that not all Death Benefit options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The Maximum Anniversary death benefit may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.


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THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o Continuing Spouse may not terminate the Return of Purchase Payment or the Maximum Anniversary Value death benefit if elected at contract issue.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.


The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE APPENDIX E
- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION for a discussion of the death benefit calculations upon a Continuing Spouse's death.


PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

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     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee


Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES........ 1.15%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES


The contract provides a penalty-free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty-free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE SCHEDULE


YEARS SINCE PURCHASE PAYMENT RECEIPT     1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE                     8%   7%   6%   5%   4%   3%   2%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the


                                       48



Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class Service shares of Goldman Sachs Variable Insurance Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.



TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.

In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.



OPTIONAL LIVING BENEFIT FEES


The living benefit fees will be calculated as a percentage of the Income Base for all years in which the living benefits are in effect. The fee depends on whether you elect to cover one or two lives. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.


The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.


We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


POLARIS INCOME PLUS




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.00%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%



* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).


POLARIS INCOME PLUS DAILY




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.15%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%      (+or-)0.40%



* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).


The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may


                                       49



change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.


Any fee adjustment is based on a non-discretionary formula tied to the VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE.



RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.



INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest. Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.00% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to


                                       50



his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program.

ADDITIONAL PAYMENTS. VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

In addition, the Company and AIG Capital Services, Inc., the distributor, may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. PLEASE SEE EXPENSES ABOVE.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisers, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


                                       51



WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?


If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being


                                       52



made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


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ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or


                                       54



           the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


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Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


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IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult


                                       57



with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of


                                       58



the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an affiliate under common control with the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

The Variable Annuity Life Insurance Company ("VALIC") is a life insurance company organized under the laws of the state of Texas on August 20, 1968. VALIC's home office is 2929 Allen Parkway, Houston, Texas 77019. VALIC is successor in interest to a company originally organized under the laws of Washington, D.C. on December 21, 1955.


OWNERSHIP STRUCTURE OF THE COMPANY

VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

VALIC is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. VALIC is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require VALIC to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in VALIC's operations.


American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


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THE SEPARATE ACCOUNT

VALIC Separate Account A is a separate account of VALIC, established under Texas law on July 25, 1979. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862

                                       60



ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


As of April 23, 2019, the Company has achieved final dismissal of a lawsuit filed in the Circuit Court of Kanawha County, West Virginia on November 12, 2009 by The West Virginia Investment Management Board and The West Virginia Consolidated Public Retirement Board (the "WV Boards"). The litigation concerned a contractual dispute regarding whether the WV Boards were entitled in 2008 to the immediate and complete withdrawal of funds invested in an annuity product issued by VALIC. In 2016, the parties stipulated to resolve the matter through final and non-appealable arbitration before an arbitration panel composed of three West Virginia Business Court judges. The panel issued its decision on April 28, 2017, and no recovery was awarded to the WV Boards. Thereafter, the claims against VALIC were dismissed and the Company's accrual for this contingent liability was reversed. In May 2017, notwithstanding the parties' stipulation that the arbitral decision would be final and non-appealable, the WV Boards appealed the arbitration decision to the West Virginia Supreme Court of Appeals. The appeal was denied on July 5, 2018, and the WV Boards' motion for reconsideration was denied on November 14, 2018. The WV Boards have not appealed further, and the matter is concluded.

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



                                       61

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Distribution of Contracts


Financial Statements


                                       62

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--------------------------------------------------------------------------------

                  APPENDIX A - CONDENSED FINANCIAL INFORMATION

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                                                                                      FISCAL         FISCAL         FISCAL
                                                                                       YEAR           YEAR           YEAR
                                                                   INCEPTION TO       ENDED          ENDED          ENDED
VARIABLE PORTFOLIOS                                                  12/31/15        12/31/16       12/31/17       12/31/18
================================================================= ============== =============== ============= ===============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$13.237     (a)$11.783      (a)$13.165    (a)$14.784
                                                                  (b)$13.024     (b)$11.574      (b)$12.898    (b)$14.222
 Ending AUV...................................................... (a)$11.783     (a)$13.165      (a)$14.784    (a)$13.204
                                                                    (b)$11.574     (b)$12.898    (b)$14.222      (b)$12.651
 Ending Number of AUs............................................ (a)0           (a)266          (a)0          (a)114
                                                                  (b)0           (b)0            (b)0          (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/01/15)
 Beginning AUV...................................................   (a)$14.048     (a)$12.590    (a)$14.171      (a)$10.069
                                                                    (b)$13.829     (b)$12.373    (b)$13.892      (b)$15.002
 Ending AUV......................................................   (a)$12.590     (a)$14.171    (a)$10.069      (a)$14.725
                                                                    (b)$12.373     (b)$13.892    (b)$15.002      (b)$14.134
 Ending Number of AUs............................................ (a)29,208      (a)33,810       (a)11,037     (a)12,020
                                                                  (b)246         (b)1,222        (b)698        (b)2,058

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)$9.917       (a)$9.863
                                                                  (b)N/A         (b)N/A           (b)$9.901       (b)$9.798
 Ending AUV...................................................... (a)N/A            (a)$9.917     (a)$9.863       (a)$9.894
                                                                  (b)N/A            (b)$9.901     (b)$9.798       (b)$9.789
 Ending Number of AUs............................................ (a)N/A         (a)13,718       (a)321        (a)296
                                                                  (b)N/A         (b)3,973        (b)3,822      (b)4,677

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Class Series II Shares
(Inception Date - 5/01/15)
 Beginning AUV...................................................   (a)$18.584     (a)$18.692    (a)$18.823      (a)$24.145
                                                                    (b)$18.292     (b)$18.368    (b)$18.451      (b)$23.078
 Ending AUV......................................................   (a)$18.692     (a)$18.823    (a)$24.145      (a)$22.939
                                                                    (b)$18.368     (b)$18.451    (b)$23.078      (b)$21.837
 Ending Number of AUs............................................ (a)0           (a)0            (a)0          (a)0
                                                                  (b)0           (b)0            (b)0          (b)0

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Class Series II Shares
(Inception Date - 5/01/15)
 Beginning AUV...................................................   (a)$16.051     (a)$14.464    (a)$16.703      (a)$19.826
                                                                    (b)$15.799     (b)$14.213    (b)$16.372      (b)$18.954
 Ending AUV......................................................   (a)$14.464     (a)$16.703    (a)$19.826      (a)$17.174
                                                                    (b)$14.213     (b)$16.372    (b)$18.954      (b)$16.353
 Ending Number of AUs............................................ (a)9,463       (a)34,277       (a)0          (a)175
                                                                  (b)2,310       (b)10,406       (b)12,472     (b)13,004

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Class Series II Shares
(Inception Date - 5/01/15)
 Beginning AUV...................................................   (a)$15.805     (a)$14.807    (a)$17.456      (a)$20.108
                                                                    (b)$15.561     (b)$14.554    (b)$17.115      (b)$19.218
 Ending AUV......................................................   (a)$14.807     (a)$17.456    (a)$20.108      (a)$17.175
                                                                    (b)$14.554     (b)$17.115    (b)$19.218      (b)$16.349
 Ending Number of AUs............................................ (a)10,043      (a)39,238       (a)0          (a)0
                                                                  (b)2,607       (b)11,356       (b)13,916     (b)14,602

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/01/15)
 Beginning AUV...................................................   (a)$13.560     (a)$12.851    (a)$14.857      (a)$10.130
                                                                    (b)$13.361     (b)$12.642    (b)$14.578      (b)$16.276
 Ending AUV......................................................   (a)$12.851     (a)$14.857    (a)$10.130      (a)$15.503
                                                                    (b)$12.642     (b)$14.578    (b)$16.276      (b)$14.719
 Ending Number of AUs............................................ (a)169         (a)5,555        (a)1,572      (a)1,819
                                                                  (b)630         (b)600          (b)608        (b)623

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                       FISCAL          FISCAL          FISCAL
                                                                                        YEAR            YEAR            YEAR
                                                                   INCEPTION TO        ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/15         12/31/16        12/31/17        12/31/18
================================================================= ==============   =============   =============   =============
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$18.776       (a)$19.495      (a)$19.736      (a)$26.179
                                                                  (b)$18.435       (b)$19.109      (b)$19.297      (b)$25.019
 Ending AUV...................................................... (a)$19.495       (a)$19.736      (a)$26.179      (a)$26.411
                                                                  (b)$19.109       (b)$19.297      (b)$25.019      (b)$25.139
 Ending Number of AUs............................................ (a)3,638         (a)10,577       (a)0            (a)1,803
                                                                  (b)0             (b)676          (b)990          (b)16,010

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$19.211       (a)$17.478      (a)$21.506      (a)$24.499
                                                                  (b)$18.918       (b)$17.183      (b)$21.090      (b)$23.424
 Ending AUV...................................................... (a)$17.478       (a)$21.506      (a)$24.499      (a)$20.507
                                                                  (b)$17.183       (b)$21.090      (b)$23.424      (b)$19.528
 Ending Number of AUs............................................ (a)2,174         (a)9,419        (a)1,096        (a)2,019
                                                                  (b)546           (b)3,709        (b)4,063        (b)9,110

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$14.556       (a)$13.862      (a)$14.400      (a)$16.114
                                                                  (b)$14.354       (b)$13.648      (b)$14.141      (b)$15.390
 Ending AUV...................................................... (a)$13.862       (a)$14.400      (a)$16.114      (a)$15.300
                                                                  (b)$13.648       (b)$14.141      (b)$15.390      (b)$14.555
 Ending Number of AUs............................................ (a)0             (a)17,177       (a)1,399        (a)2,544
                                                                  (b)4,272         (b)17,239       (b)13,673       (b)39,344

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$15.406       (a)$14.347      (a)$14.976      (a)$17.883
                                                                  (b)$15.182       (b)$14.114      (b)$14.696      (b)$17.050
 Ending AUV...................................................... (a)$14.347       (a)$14.976      (a)$17.883      (a)$16.405
                                                                  (b)$14.114       (b)$14.696      (b)$17.050      (b)$15.578
 Ending Number of AUs............................................ (a)12,655        (a)25,905       (a)19,829       (a)102,734
                                                                  (b)875           (b)8,037        (b)30,063       (b)39,192

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$14.673       (a)$13.794      (a)$14.386      (a)$16.798
                                                                  (b)$14.472       (b)$13.581      (b)$14.129      (b)$16.019
 Ending AUV...................................................... (a)$13.794       (a)$14.386      (a)$16.798      (a)$15.620
                                                                  (b)$13.581       (b)$14.129      (b)$16.019      (b)$14.836
 Ending Number of AUs............................................ (a)1,238         (a)8,382        (a)16,949       (a)47,987
                                                                  (b)1,129         (b)6,673        (b)7,439        (b)47,166

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$14.708       (a)$13.906      (a)$14.492      (a)$16.655
                                                                  (b)$14.512       (b)$13.699      (b)$14.240      (b)$15.885
 Ending AUV...................................................... (a)$13.906       (a)$14.492      (a)$16.655      (a)$15.647
                                                                  (b)$13.699       (b)$14.240      (b)$15.885      (b)$14.863
 Ending Number of AUs............................................ (a)0             (a)10,206       (a)34,770       (a)57,954
                                                                  (b)2,515         (b)46,029       (b)66,878       (b)80,121

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3
Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$15.092       (a)$14.677      (a)$15.806      (a)$18.479
                                                                  (b)$14.848       (b)$14.415      (b)$15.485      (b)$17.670
 Ending AUV...................................................... (a)$14.677       (a)$15.806      (a)$18.479      (a)$17.375
                                                                  (b)$14.415       (b)$15.485      (b)$17.670      (b)$16.548
 Ending Number of AUs............................................ (a)757           (a)132,949      (a)234,443      (a)684,152
                                                                  (b)0             (b)40,380       (b)68,788       (b)132,766

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$17.194       (a)$16.568      (a)$16.410      (a)$21.726
                                                                  (b)$16.929       (b)$16.285      (b)$16.090      (b)$20.771
 Ending AUV...................................................... (a)$16.568       (a)$16.410      (a)$21.726      (a)$19.484
                                                                  (b)$16.285       (b)$16.090      (b)$20.771      (b)$18.552
 Ending Number of AUs............................................ (a)6,834         (a)28,227       (a)319          (a)5,054
                                                                  (b)913           (b)5,730        (b)8,432        (b)35,142

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                      FISCAL         FISCAL        FISCAL
                                                                                       YEAR           YEAR          YEAR
                                                                   INCEPTION TO       ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/15        12/31/16       12/31/17      12/31/18
================================================================= ============== =============== ============= =============
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$16.310     (a)$16.169      (a)$17.425    (a)$22.513
                                                                  (b)$16.059     (b)$15.893      (b)$17.086    (b)$21.524
 Ending AUV...................................................... (a)$16.169     (a)$17.425      (a)$22.513    (a)$22.138
                                                                  (b)$15.893     (b)$17.086      (b)$21.524    (b)$21.081
 Ending Number of AUs............................................ (a)9,307       (a)18,775       (a)5,909      (a)8,168
                                                                  (b)631         (b)8,012        (b)13,111     (b)48,585

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$15.840     (a)$15.212      (a)$16.699    (a)$20.584
                                                                  (b)$15.600     (b)$14.956      (b)$16.377    (b)$19.678
 Ending AUV...................................................... (a)$15.212     (a)$16.699      (a)$20.584    (a)$19.930
                                                                  (b)$14.956     (b)$16.377      (b)$19.678    (b)$18.976
 Ending Number of AUs............................................ (a)5,430       (a)51,851       (a)3,375      (a)16,551
                                                                  (b)340         (b)5,694        (b)15,814     (b)49,172

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$12.309     (a)$11.781      (a)$12.443    (a)$14.170
                                                                  (b)$12.262     (b)$11.716      (b)$12.344    (b)$13.912
 Ending AUV...................................................... (a)$11.781     (a)$12.443      (a)$14.170    (a)$13.288
                                                                  (b)$11.716     (b)$12.344      (b)$13.912    (b)$12.994
 Ending Number of AUs............................................ (a)369,537     (a)1,506,791    (a)242,301    (a)773,780
                                                                  (b)7,591       (b)55,087       (b)79,251     (b)104,215

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A          (a)$11.336    (a)$11.961
                                                                  (b)N/A         (b)N/A          (b)$11.234    (b)$11.741
 Ending AUV...................................................... (a)N/A         (a)$11.336      (a)$11.961    (a)$11.351
                                                                  (b)N/A         (b)$11.234      (b)$11.741    (b)$11.098
 Ending Number of AUs............................................ (a)N/A         (a)8,433        (a)4,569      (a)39,065
                                                                  (b)N/A         (b)0            (b)2,480      (b)2,772

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A          (a)$10.398    (a)$11.537
                                                                  (b)N/A         (b)N/A          (b)$10.374    (b)$11.448
 Ending AUV...................................................... (a)N/A         (a)$10.398      (a)$11.537    (a)$10.749
                                                                  (b)N/A         (b)$10.374      (b)$11.448    (b)$10.623
 Ending Number of AUs............................................ (a)N/A         (a)1,083,789    (a)135,493    (a)449,433
                                                                  (b)N/A         (b)23,101       (b)60,752     (b)77,827

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$17.405     (a)$17.648      (a)$20.302    (a)$27.627
                                                                  (b)$17.137     (b)$17.347      (b)$19.905    (b)$26.431
 Ending AUV...................................................... (a)$17.648     (a)$20.302      (a)$27.627    (a)$25.031
                                                                  (b)$17.347     (b)$19.905      (b)$26.431    (b)$23.851
 Ending Number of AUs............................................ (a)1,480       (a)2,833        (a)137        (a)3,510
                                                                  (b)88          (b)450          (b)0          (b)4,885

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV...................................................  (a)$9.219      (a)$9.112       (a)$8.964     (a)$9.096
                                                                   (b)$9.073      (b)$8.953       (b)$8.786     (b)$8.691
 Ending AUV......................................................  (a)$9.112      (a)$8.964       (a)$9.096     (a)$9.102
                                                                   (b)$8.953      (b)$8.786       (b)$8.691     (b)$8.662
 Ending Number of AUs............................................ (a)4,447       (a)20,577       (a)1,517      (a)45,816
                                                                  (b)0           (b)1,514        (b)1,790      (b)638

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$19.522     (a)$19.195      (a)$22.289    (a)$26.513
                                                                  (b)$19.153     (b)$18.800      (b)$21.777    (b)$25.414
 Ending AUV...................................................... (a)$19.195     (a)$22.289      (a)$26.513    (a)$26.063
                                                                  (b)$18.800     (b)$21.777      (b)$25.414    (b)$24.882
 Ending Number of AUs............................................ (a)5,681       (a)44,481       (a)0          (a)908
                                                                  (b)899         (b)5,930        (b)8,652      (b)12,595

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                       FISCAL          FISCAL         FISCAL
                                                                                        YEAR            YEAR           YEAR
                                                                   INCEPTION TO        ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/15         12/31/16        12/31/17       12/31/18
================================================================= ==============   =============   =============   ============
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)N/A           (a)$8.526
                                                                  (b)N/A           (b)N/A          (b)N/A           (b)$8.503
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)N/A          (a)0
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)0

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$16.436       (a)$15.766      (a)$16.882      (a)$18.134
                                                                  (b)$16.179       (b)$15.494      (b)$16.550      (b)$17.334
 Ending AUV...................................................... (a)$15.766       (a)$16.882      (a)$18.134      (a)$17.377
                                                                  (b)$15.494       (b)$16.550      (b)$17.334      (b)$16.544
 Ending Number of AUs............................................ (a)8,882         (a)79,022       (a)12,915       (a)40,073
                                                                  (b)2,223         (b)26,802       (b)27,802       (b)18,346

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$11.743       (a)$11.829      (a)$12.653      (a)$13.448
                                                                  (b)$11.566       (b)$11.632      (b)$12.410      (b)$12.846
 Ending AUV...................................................... (a)$11.829       (a)$12.653      (a)$13.448      (a)$12.397
                                                                  (b)$11.632       (b)$12.410      (b)$12.846      (b)$11.794
 Ending Number of AUs............................................ (a)1,028         (a)3,780        (a)0            (a)0
                                                                  (b)11            (b)492          (b)2,214        (b)2,611

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)$10.020
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)$10.010
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)$10.020       (a)$9.817
                                                                  (b)N/A           (b)N/A          (b)$10.010       (b)$9.769
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)2,026        (a)26,021
                                                                  (b)N/A           (b)N/A          (b)0            (b)0

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A           (a)$9.920
                                                                  (b)N/A           (b)N/A          (b)N/A           (b)$9.911
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$9.920       (a)$9.839
                                                                  (b)N/A           (b)N/A           (b)$9.911       (b)$9.790
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)0            (a)9,546
                                                                  (b)N/A           (b)N/A          (b)0            (b)0

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$15.580       (a)$14.091      (a)$18.156      (a)$20.096
                                                                  (b)$15.335       (b)$13.846      (b)$17.799      (b)$19.199
 Ending AUV...................................................... (a)$14.091       (a)$18.159      (a)$20.096      (a)$17.281
                                                                  (b)$13.846       (b)$17.799      (b)$19.199      (b)$16.444
 Ending Number of AUs............................................ (a)3,400         (a)10,063       (a)668          (a)1,208
                                                                  (b)667           (b)2,503        (b)2,864        (b)6,965

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)N/A           (a)$9.347
                                                                  (b)N/A           (b)N/A          (b)N/A           (b)$9.322
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)N/A          (a)6,773
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)8,542

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)N/A           (a)$9.160
                                                                  (b)N/A           (b)N/A          (b)N/A           (b)$9.135
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)N/A          (a)24,333
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)9,443

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                     FISCAL        FISCAL         FISCAL
                                                                                      YEAR          YEAR           YEAR
                                                                   INCEPTION TO      ENDED         ENDED          ENDED
VARIABLE PORTFOLIOS                                                  12/31/15       12/31/16      12/31/17       12/31/18
================================================================= ============== ============= ============= ===============
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A         (a)$8.958
                                                                  (b)N/A         (b)N/A        (b)N/A         (b)$8.934
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)69,755
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)2,363

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$12.272     (a)$12.051    (a)$12.021    (a)$12.941
                                                                  (b)$12.089     (b)$11.851    (b)$11.793    (b)$12.372
 Ending AUV...................................................... (a)$12.051     (a)$12.021    (a)$12.941    (a)$12.445
                                                                  (b)$11.851     (b)$11.793    (b)$12.372    (b)$11.850
 Ending Number of AUs............................................ (a)6,861       (a)50,889     (a)12,802     (a)27,350
                                                                  (b)923         (b)19,664     (b)21,254     (b)11,864

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) - SAST
Class 3
Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)$10.299
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)$10.289
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)$10.299     (a)$9.312
                                                                  (b)N/A         (b)N/A        (b)$10.289     (b)$9.266
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)1,461      (a)13,688
                                                                  (b)N/A         (b)N/A        (b)0          (b)477

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)$11.006
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)$10.967
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)$11.006    (a)$10.349
                                                                  (b)N/A         (b)N/A        (b)$10.967    (b)$10.270
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)23,245     (a)124,069
                                                                  (b)N/A         (b)N/A        (b)7,833      (b)17,932

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)$11.309
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)$11.269
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)$11.309    (a)$10.422
                                                                  (b)N/A         (b)N/A        (b)$11.269    (b)$10.343
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)38,936     (a)237,140
                                                                  (b)N/A         (b)N/A        (b)2,038      (b)25,359

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)$11.478
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)$11.437
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)$11.478    (a)$10.473
                                                                  (b)N/A         (b)N/A        (b)$11.437    (b)$10.394
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)254,444    (a)1,216,619
                                                                  (b)N/A         (b)N/A        (b)56,004     (b)166,665

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)$10.348
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)$10.338
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)$10.348     (a)$8.770
                                                                  (b)N/A         (b)N/A        (b)$10.338     (b)$8.727
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)0          (a)0
                                                                  (b)N/A         (b)N/A        (b)0          (b)686

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                      FISCAL          FISCAL          FISCAL
                                                                                       YEAR            YEAR            YEAR
                                                                  INCEPTION TO        ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                 12/31/15         12/31/16        12/31/17        12/31/18
================================================================ ==============   =============   =============   =============
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$19.136       (a)$17.586      (a)$17.994      (a)$22.633
                                                                 (b)$18.844       (b)$17.288      (b)$17.645      (b)$21.638
 Ending AUV..................................................... (a)$17.586       (a)$17.994      (a)$22.633      (a)$21.251
                                                                 (b)$17.288       (b)$17.645      (b)$21.638      (b)$20.235
 Ending Number of AUs........................................... (a)1,178         (a)1,591        (a)593          (a)593
                                                                 (b)0             (b)0            (b)0            (b)3,222

-----------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$11.920       (a)$11.360      (a)$12.318      (a)$13.468
                                                                 (b)$11.860       (b)$11.284      (b)$12.205      (b)$13.219
 Ending AUV..................................................... (a)$11.360       (a)$12.318      (a)$13.468      (a)$11.959
                                                                 (b)$11.284       (b)$12.205      (b)$13.219      (b)$11.691
 Ending Number of AUs........................................... (a)381,814       (a)782,254      (a)97,020       (a)281,802
                                                                 (b)6,467         (b)19,976       (b)30,195       (b)33,632

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$16.786       (a)$16.429      (a)$15.942      (a)$20.890
                                                                 (b)$16.530       (b)$16.151      (b)$15.634      (b)$19.986
 Ending AUV..................................................... (a)$16.429       (a)$15.942      (a)$20.890      (a)$20.866
                                                                 (b)$16.151       (b)$15.634      (b)$19.986      (b)$19.883
 Ending Number of AUs........................................... (a)3,682         (a)10,070       (a)0            (a)72
                                                                 (b)885           (b)3,288        (b)3,663        (b)4,177

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$15.850       (a)$15.386      (a)$16.236      (a)$18.686
                                                                 (b)$15.604       (b)$15.122      (b)$15.917      (b)$17.910
 Ending AUV..................................................... (a)$15.386       (a)$16.236      (a)$18.686      (a)$17.000
                                                                 (b)$15.122       (b)$15.917      (b)$17.910      (b)$16.228
 Ending Number of AUs........................................... (a)7,076         (a)35,712       (a)7,627        (a)41,700
                                                                 (b)200           (b)1,007        (b)336          (b)365

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$11.811        (a)$9.016       (a)$9.828      (a)$14.087
                                                                 (b)$11.631        (b)$8.864       (b)$9.638      (b)$13.470
 Ending AUV.....................................................  (a)$9.016        (a)$9.828      (a)$14.087      (a)$11.200
                                                                  (b)$8.864        (b)$9.638      (b)$13.470      (b)$10.666
 Ending Number of AUs........................................... (a)3,351         (a)13,381       (a)0            (a)2,826
                                                                 (b)956           (b)3,989        (b)4,421        (b)13,606

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$15.707       (a)$15.142      (a)$17.228      (a)$20.678
                                                                 (b)$15.452       (b)$14.871      (b)$16.877      (b)$19.609
 Ending AUV..................................................... (a)$15.142       (a)$17.228      (a)$20.678      (a)$19.482
                                                                 (b)$14.871       (b)$16.877      (b)$19.609      (b)$18.400
 Ending Number of AUs........................................... (a)9,227         (a)41,218       (a)1,033        (a)907
                                                                 (b)2,835         (b)10,783       (b)12,819       (b)12,801

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$13.141       (a)$12.254      (a)$12.749      (a)$16.045
                                                                 (b)$12.918       (b)$12.026      (b)$12.481      (b)$15.243
 Ending AUV..................................................... (a)$12.254       (a)$12.749      (a)$16.045      (a)$14.067
                                                                 (b)$12.026       (b)$12.481      (b)$15.243      (b)$13.310
 Ending Number of AUs........................................... (a)0             (a)141          (a)0            (a)0
                                                                 (b)0             (b)0            (b)0            (b)2,926

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV.................................................. (a)$13.927       (a)$13.656      (a)$13.900      (a)$14.660
                                                                 (b)$13.717       (b)$13.427      (b)$13.633      (b)$13.919
 Ending AUV..................................................... (a)$13.656       (a)$13.900      (a)$14.660      (a)$14.390
                                                                 (b)$13.427       (b)$13.633      (b)$13.919      (b)$13.608
 Ending Number of AUs........................................... (a)26,163        (a)104,542      (a)18,523       (a)49,038
                                                                 (b)3,767         (b)17,264       (b)22,811       (b)24,170

-----------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                       FISCAL          FISCAL          FISCAL
                                                                                        YEAR            YEAR            YEAR
                                                                   INCEPTION TO        ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/15         12/31/16        12/31/17        12/31/18
================================================================= ==============   =============   =============   =============
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$21.052       (a)$19.998      (a)$19.731      (a)$25.758
                                                                  (b)$20.719       (b)$19.649      (b)$19.339      (b)$24.626
 Ending AUV...................................................... (a)$19.998       (a)$19.731      (a)$25.758      (a)$24.158
                                                                  (b)$19.649       (b)$19.339      (b)$24.626      (b)$23.004
 Ending Number of AUs............................................ (a)925           (a)1,553        (a)147          (a)1,570
                                                                  (b)0             (b)0            (b)2,685        (b)3,976

------------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)N/A           (a)$9.592
                                                                  (b)N/A           (b)N/A          (b)N/A           (b)$9.566
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)N/A          (a)0
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)653

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)$10.491
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)$10.481
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)$10.491       (a)$9.854
                                                                  (b)N/A           (b)N/A          (b)$10.481       (b)$9.805
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)0            (a)0
                                                                  (b)N/A           (b)N/A          (b)0            (b)5,141

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)N/A           (a)$9.300
                                                                  (b)N/A           (b)N/A          (b)N/A           (b)$9.275
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)N/A          (a)0
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)0

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$15.024       (a)$14.380      (a)$16.226      (a)$19.714
                                                                  (b)$14.794       (b)$14.137      (b)$15.912      (b)$18.844
 Ending AUV...................................................... (a)$14.380       (a)$16.226      (a)$19.714      (a)$17.761
                                                                  (b)$14.137       (b)$15.912      (b)$18.844      (b)$16.909
 Ending Number of AUs............................................ (a)6,179         (a)25,265       (a)0            (a)0
                                                                  (b)1,401         (b)6,762        (b)11,646       (b)11,819

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3
Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)$10.285
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)$10.276
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)$10.285       (a)$9.561
                                                                  (b)N/A           (b)N/A          (b)$10.276       (b)$9.514
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)2,755        (a)9,054
                                                                  (b)N/A           (b)N/A          (b)0            (b)464

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$16.531       (a)$16.281      (a)$17.049      (a)$21.931
                                                                  (b)$16.278       (b)$16.005      (b)$16.719      (b)$20.861
 Ending AUV...................................................... (a)$16.281       (a)$17.049      (a)$21.931      (a)$20.490
                                                                  (b)$16.005       (b)$16.719      (b)$20.861      (b)$19.412
 Ending Number of AUs............................................ (a)3,427         (a)22,414       (a)732          (a)643
                                                                  (b)629           (b)3,759        (b)6,515        (b)7,414

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$17.417       (a)$16.867      (a)$18.042      (a)$22.369
                                                                  (b)$17.146       (b)$16.577      (b)$17.688      (b)$21.442
 Ending AUV...................................................... (a)$16.867       (a)$18.042      (a)$22.369      (a)$20.865
                                                                  (b)$16.577       (b)$17.688      (b)$21.442      (b)$19.920
 Ending Number of AUs............................................ (a)8,658         (a)33,665       (a)0            (a)1,677
                                                                  (b)2,080         (b)9,880        (b)11,559       (b)11,880

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                      FISCAL         FISCAL        FISCAL
                                                                                       YEAR           YEAR          YEAR
                                                                   INCEPTION TO       ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/15        12/31/16       12/31/17      12/31/18
================================================================= ============== =============== ============= =============
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$14.765     (a)$14.260      (a)$15.315    (a)$17.319
                                                                  (b)$14.541     (b)$14.021      (b)$15.021    (b)$16.557
 Ending AUV...................................................... (a)$14.260     (a)$15.315      (a)$17.319    (a)$16.094
                                                                  (b)$14.021     (b)$15.021      (b)$16.557    (b)$15.325
 Ending Number of AUs............................................ (a)1,945       (a)27,691       (a)5,219      (a)17,439
                                                                  (b)323         (b)1,603        (b)0          (b)2,010

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A          (a)N/A        (a)$10.454
                                                                  (b)N/A         (b)N/A          (b)N/A        (b)$10.444
 Ending AUV...................................................... (a)N/A         (a)N/A          (a)$10.454     (a)$9.108
                                                                  (b)N/A         (b)N/A          (b)$10.444     (b)$9.063
 Ending Number of AUs............................................ (a)N/A         (a)N/A          (a)0          (a)0
                                                                  (b)N/A         (b)N/A          (b)0          (b)1,669

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$11.473     (a)$10.317       (a)$9.960    (a)$12.552
                                                                  (b)$11.295     (b)$10.140       (b)$9.765    (b)$11.993
 Ending AUV...................................................... (a)$10.317      (a)$9.960      (a)$12.552    (a)$10.654
                                                                  (b)$10.140      (b)$9.765      (b)$11.993    (b)$10.138
 Ending Number of AUs............................................ (a)4,931       (a)35,509       (a)0          (a)0
                                                                  (b)1,360       (b)7,353        (b)13,409     (b)20,797

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$15.945     (a)$15.765      (a)$17.333    (a)$20.422
                                                                  (b)$15.655     (b)$15.453      (b)$16.947    (b)$19.454
 Ending AUV...................................................... (a)$15.765     (a)$17.333      (a)$20.422    (a)$18.548
                                                                  (b)$15.453     (b)$16.947      (b)$19.454    (b)$17.598
 Ending Number of AUs............................................ (a)24,971      (a)40,638       (a)340        (a)516
                                                                  (b)1,288       (b)6,054        (b)7,595      (b)7,760

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$15.992     (a)$15.031      (a)$16.395    (a)$18.799
                                                                  (b)$15.718     (b)$14.748      (b)$16.046    (b)$17.929
 Ending AUV...................................................... (a)$15.031     (a)$16.395      (a)$18.799    (a)$17.697
                                                                  (b)$14.748     (b)$16.046      (b)$17.929    (b)$16.810
 Ending Number of AUs............................................ (a)0           (a)0            (a)0          (a)639
                                                                  (b)0           (b)0            (b)0          (b)0

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$11.512     (a)$10.784      (a)$11.367    (a)$13.128
                                                                  (b)$11.455     (b)$10.713      (b)$11.263    (b)$12.886
 Ending AUV...................................................... (a)$10.784     (a)$11.367      (a)$13.128    (a)$12.047
                                                                  (b)$10.713     (b)$11.263      (b)$12.886    (b)$11.777
 Ending Number of AUs............................................ (a)337,771     (a)1,214,380    (a)69,519     (a)274,291
                                                                  (b)6,812       (b)50,526       (b)69,675     (b)81,337

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$14.212     (a)$12.893      (a)$15.012    (a)$16.632
                                                                  (b)$13.989     (b)$12.670      (b)$14.715    (b)$15.860
 Ending AUV...................................................... (a)$12.893     (a)$15.012      (a)$16.632    (a)$15.773
                                                                  (b)$12.670     (b)$14.715      (b)$15.860    (b)$14.981
 Ending Number of AUs............................................ (a)2,822       (a)12,463       (a)1,035      (a)2,132
                                                                  (b)753         (b)3,423        (b)6,842      (b)6,978

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)N/A          (a)$10.315    (a)$12.189
                                                                  (b)N/A         (b)N/A          (b)$10.308    (b)$12.128
 Ending AUV...................................................... (a)N/A         (a)$10.315      (a)$12.189    (a)$10.993
                                                                  (b)N/A         (b)$10.308      (b)$12.128    (b)$10.894
 Ending Number of AUs............................................ (a)N/A         (a)0            (a)27,054     (a)86,130
                                                                  (b)N/A         (b)0            (b)4,617      (b)4,728

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                       FISCAL         FISCAL        FISCAL
                                                                                        YEAR           YEAR          YEAR
                                                                    INCEPTION TO       ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/15        12/31/16       12/31/17      12/31/18
================================================================= =============== =============== ============= =============
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV...................................................  (a)$9.830       (a)$8.695       (a)$8.691    (a)$10.888
                                                                   (b)$9.661       (b)$8.532       (b)$8.506    (b)$10.401
 Ending AUV......................................................  (a)$8.695       (a)$8.691      (a)$10.888     (a)$8.845
                                                                   (b)$8.532       (b)$8.506      (b)$10.401     (b)$8.416
 Ending Number of AUs............................................ (a)0            (a)7,788        (a)0          (a)0
                                                                  (b)0            (b)0            (b)0          (b)0

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)$10.844    (a)$12.142
                                                                  (b)N/A          (b)N/A          (b)$10.819    (b)$12.048
 Ending AUV...................................................... (a)N/A          (a)$10.844      (a)$12.142    (a)$10.920
                                                                  (b)N/A          (b)$10.819      (b)$12.048    (b)$10.792
 Ending Number of AUs............................................ (a)N/A          (a)517,217      (a)130,394    (a)334,318
                                                                  (b)N/A          (b)36,467       (b)60,882     (b)61,239

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A        (a)$10.157
                                                                  (b)N/A          (b)N/A          (b)N/A        (b)$10.147
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$10.157     (a)$8.847
                                                                  (b)N/A          (b)N/A          (b)$10.147     (b)$8.803
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)0          (a)0
                                                                  (b)N/A          (b)N/A          (b)0          (b)5,213

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A        (a)$10.292
                                                                  (b)N/A          (b)N/A          (b)N/A        (b)$10.282
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)$10.292     (a)$9.590
                                                                  (b)N/A          (b)N/A          (b)$10.282     (b)$9.543
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)0          (a)51,473
                                                                  (b)N/A          (b)N/A          (b)0          (b)0

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)$10.588    (a)$12.465
                                                                  (b)N/A          (b)N/A          (b)$10.563    (b)$12.368
 Ending AUV...................................................... (a)N/A          (a)$10.588      (a)$12.465    (a)$11.446
                                                                  (b)N/A          (b)$10.563      (b)$12.368    (b)$11.313
 Ending Number of AUs............................................ (a)N/A          (a)836,972      (a)176,535    (a)571,022
                                                                  (b)N/A          (b)46,628       (b)85,834     (b)93,945

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$12.257      (a)$10.258      (a)$10.243    (a)$12.574
                                                                  (b)$12.071      (b)$10.086      (b)$10.046    (b)$12.015
 Ending AUV...................................................... (a)$10.258      (a)$10.243      (a)$12.574    (a)$10.396
                                                                  (b)$10.086      (b)$10.046      (b)$12.015     (b)$9.894
 Ending Number of AUs............................................ (a)5,405        (a)26,231       (a)1,116      (a)3,391
                                                                  (b)1,360        (b)7,562        (b)9,616      (b)16,824

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$12.764      (a)$11.749      (a)$12.121    (a)$14.480
                                                                  (b)$12.660      (b)$11.634      (b)$11.972    (b)$14.140
 Ending AUV...................................................... (a)$11.749      (a)$12.121      (a)$14.480    (a)$13.337
                                                                  (b)$11.634      (b)$11.972      (b)$14.140    (b)$12.971
 Ending Number of AUs............................................ (a)1,731,873    (a)3,432,422    (a)243,373    (a)683,019
                                                                  (b)49,670       (b)90,583       (b)106,132    (b)128,582

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$12.576      (a)$11.629      (a)$12.070    (a)$14.220
                                                                  (b)$12.490      (b)$11.530      (b)$11.938    (b)$13.913
 Ending AUV...................................................... (a)$11.629      (a)$12.070      (a)$14.220    (a)$13.046
                                                                  (b)$11.530      (b)$11.938      (b)$13.913    (b)$12.713
 Ending Number of AUs............................................ (a)1,559,723    (a)2,888,567    (a)175,549    (a)530,830
                                                                  (b)54,387       (b)85,239       (b)90,881     (b)129,686

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                       FISCAL          FISCAL          FISCAL
                                                                                        YEAR            YEAR            YEAR
                                                                   INCEPTION TO        ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/15         12/31/16        12/31/17        12/31/18
================================================================= ==============   =============   =============   =============
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A          (a)N/A          (a)$10.395
                                                                  (b)N/A           (b)N/A          (b)N/A          (b)$10.385
 Ending AUV...................................................... (a)N/A           (a)N/A          (a)$10.395       (a)$9.512
                                                                  (b)N/A           (b)N/A          (b)$10.385       (b)$9.465
 Ending Number of AUs............................................ (a)N/A           (a)N/A          (a)1,278        (a)458,666
                                                                  (b)N/A           (b)N/A          (b)0            (b)29,690

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$23.725       (a)$23.642      (a)$23.741      (a)$31.763
                                                                  (b)$23.341       (b)$23.220      (b)$23.259      (b)$30.334
 Ending AUV...................................................... (a)$23.642       (a)$23.741      (a)$31.763      (a)$31.087
                                                                  (b)$23.220       (b)$23.259      (b)$30.334      (b)$29.569
 Ending Number of AUs............................................ (a)5,286         (a)25,898       (a)219          (a)2,416
                                                                  (b)848           (b)4,143        (b)4,952        (b)9,065

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class
  3
Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$12.404       (a)$12.258      (a)$12.247      (a)$12.713
                                                                  (b)$12.220       (b)$12.055      (b)$12.014      (b)$12.155
 Ending AUV...................................................... (a)$12.258       (a)$12.247      (a)$12.713      (a)$12.541
                                                                  (b)$12.055       (b)$12.014      (b)$12.155      (b)$11.942
 Ending Number of AUs............................................ (a)12,336        (a)79,931       (a)26,787       (a)40,774
                                                                  (b)2,960         (b)14,306       (b)18,469       (b)18,106

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$11.567       (a)$11.191      (a)$11.455      (a)$11.842
                                                                  (b)$11.416       (b)$11.027      (b)$11.259      (b)$11.300
 Ending AUV...................................................... (a)$11.191       (a)$11.455      (a)$11.842      (a)$11.682
                                                                  (b)$11.027       (b)$11.259      (b)$11.300      (b)$11.103
 Ending Number of AUs............................................ (a)5,468         (a)26,680       (a)18,686       (a)47,115
                                                                  (b)948           (b)6,656        (b)7,207        (b)12,299

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)$9.913      (a)$11.379
                                                                  (b)N/A           (b)N/A           (b)$9.907      (b)$11.322
 Ending AUV...................................................... (a)N/A            (a)$9.913      (a)$11.379      (a)$10.370
                                                                  (b)N/A            (b)$9.907      (b)$11.322      (b)$10.276
 Ending Number of AUs............................................ (a)N/A           (a)0            (a)8,320        (a)47,003
                                                                  (b)N/A           (b)0            (b)1,504        (b)1,914

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/15)
 Beginning AUV................................................... (a)$13.829       (a)$12.620      (a)$13.343      (a)$17.527
                                                                  (b)$13.584       (b)$12.376      (b)$13.052      (b)$16.613
 Ending AUV...................................................... (a)$12.620       (a)$13.343      (a)$17.527      (a)$16.108
                                                                  (b)$12.376       (b)$13.052      (b)$16.613      (b)$15.208
 Ending Number of AUs............................................ (a)0             (a)1,256        (a)504          (a)2,495
                                                                  (b)0             (b)4,454        (b)4,068        (b)10,395

------------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




      PROSPECTUS PROVISION                           AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                                  New Mexico
Administration Charge            Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Annuity Date                     You may switch to the Income Phase any time after your first      Florida
                                   contract anniversary.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account will be             Washington
                                   automatically transferred to the Goldman
                                 Sachs VIT Government Money Market Fund or similar money market portfolio.
Free Look                        If you are age 65 or older on the contract issue date, the Free   Arizona
                                   Look period is 30 days.
Free Look                        If you are age 60 or older on the contract issue date, the Free   California
                                   Look period is 30 days. If you invest in
                                 the Fixed Account, the Free Look amount is calculated as the
                                   Purchase Payments paid. If you invest
                                 in Variable Portfolio(s), the Free Look amount is calculated as the greater of (1) Purchase Payments
                                 or (2) the value of your contract plus any fees paid on the day we received your request in Good
                                 Order at the Annuity Service Center.
Free Look                        The Free Look period is 21 days and the amount is calculated as   Florida
                                   the value of your contract plus fees
                                 and charges on the day we receive your request in Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                                  Idaho
                                                                                                   North Dakota
                                                                                                   Rhode Island
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the value of your contract  Michigan plus fees and charges on the day
                                 we received your request in Good Order at the Annuity Service     Texas
                                   Center.
Free Look                        The Free Look amount is calculated as the greater of (1)          Arkansas
                                   Purchase Payments including fees and
                                 charges or (2) the value of your contract on the day we receive   New York
                                   your request in Good Order at the
                                 Annuity Service Center.
Joint Ownership                  Benefits and Features to be made available to Domestic Partners   California
                                                                                                   District of Columbia
                                                                                                   Maine
                                                                                                   Nevada
                                                                                                   Oregon
                                                                                                   Washington
                                                                                                   Wisconsin
Joint Ownership                  Benefits and Features to be made available to Civil Union         California
                                   Partners                                                        Colorado
                                                                                                   Hawaii
                                                                                                   Illinois
                                                                                                   New Jersey
                                                                                                   Rhode Island
Minimum Contract Value           The minimum remaining contract value after a partial withdrawal   Texas
                                   must be $2,000.
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts.           California
                                                                                                   Missouri
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  Connecticut
                                   on or after February 6, 2017.                                   Massachusetts
                                                                                                   Pennsylvania
Premium Tax                      We deduct premium tax charges of 0.50% for Qualified contracts    California
                                   and 2.35% for Non-Qualified
                                 contracts based on contract value when you begin the Income
                                   Phase.
Premium Tax                      We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                   contracts based on total Purchase
                                 Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                   contracts based on contract value when
                                 you begin the Income Phase.
Premium Tax                      For the first $500,000 in the contract, we deduct premium tax     South Dakota
                                   charges of 1.25% for Non-Qualified
                                 contracts based on total Purchase Payments when you begin the
                                   Income Phase. For any amount in
                                 excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for
                                 Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                                   and 1.0% for Non-Qualified contracts
                                 based on contract value when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                                   contracts based on total Purchase
                                 Payments when you begin the Income Phase.



                                      B-1




    PROSPECTUS PROVISION                        AVAILABILITY OR VARIATION                      ISSUE STATE
Polaris Income Plus         Charge will be deducted pro-rata from Variable Portfolios only.   Missouri
                                                                                              New York
                                                                                              Oregon
                                                                                              Texas
                                                                                              Washington
Polaris Income Plus Daily   Charge will be deducted pro-rata from Variable Portfolios only.   Hawaii
                                                                                              Missouri
                                                                                              New York
                                                                                              Oregon
                                                                                              Texas
                                                                                              Washington
Transfer Privilege          Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                              Texas




                                      B-2



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS
                       AND POLARIS INCOME PLUS DAILY FEE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





The fee for Polaris Income Plus and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

POLARIS INCOME PLUS FEE




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.00%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%



* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).

POLARIS INCOME PLUS DAILY FEE




                                                                   MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                 DECREASED OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered Person       1.15%        2.50%        0.60%       (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%       (+or-)0.40%



* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Quarterly Average (Daily VIX(2))"). In general, as the Quarterly Average (Daily VIX(2)) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

The example below will assume the election of Polaris Income Plus for one Covered Person with the Initial Annual Fee Rate of 1.00%. THE STEPS OF CALCULATIONS OF THE FEE RATES ARE THE SAME FOR ALL FEATURES, EXCEPT THE INITIAL ANNUAL FEE RATES. Please see the tables above for the Initial Annual Fee Rate per feature and number of Covered Person(s).


EXAMPLE

ASSUMPTIONS:



     o     POLARIS INCOME PLUS FOR ONE COVERED PERSON WAS ELECTED



     o THE QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:




              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX(2))       VALUE*      FEE RATE     FEE RATE**
     1st       525.71         N/A         1.00%        0.2500%
     2nd       412.12         N/A         1.00%        0.2500%
     3rd       770.25         N/A         1.00%        0.2500%
     4th       573.97         N/A         1.00%        0.2500%
     5th       204.42        0.81%        0.81%        0.2025%



* The Calculated Formula Value equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 5TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) IS 204.42. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [204.42/33 - 10]}

1.00% + [0.05% x (-3.81)]

1.00% + (-0.19%) = 0.81% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.00% - 0.81% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.00%).

0.81% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.81%


                                      C-1





The Quarterly Fee Rate is 0.2025% (or 0.81% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:




              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX(2))       VALUE       FEE RATE     FEE RATE
     6th       351.93        1.03%        1.03%       0.2575%
     7th       307.03        0.97%        0.97%       0.2425%
     8th       602.30        1.41%        1.37%       0.3425%
     9th       698.25        1.56%        1.56%       0.3900%
    10th       323.74        0.99%        1.16%       0.2900%
    11th       398.72        1.10%        1.10%       0.2750%
    12th       261.37        0.90%        0.90%       0.2250%
    13th       281.15        0.93%        0.93%       0.2325%
    14th       151.32        0.73%        0.73%       0.1825%
    15th       52.63         0.58%        0.60%       0.1500%
    16th       207.38        0.81%        0.81%       0.2025%



The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

IN THE 8TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO
602.30. WE CALCULATE THE ANNUAL FEE RATE IN THE 8TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [602.30/33 - 10]}

1.00% + [0.05% x (8.25)]

1.00% + 0.41% = 1.41% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.41% - 0.97% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 0.97%.

The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.37% (0.97% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3425% (or 1.37% divided by 4).

IN THE 10TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
323.74. WE CALCULATE THE ANNUAL FEE RATE IN THE 10TH BENEFIT QUARTER AS
FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [323.74/33 - 10]}

1.00% + [0.05% x (-0.19)]

1.00% + (-0.01%) = 0.99% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.56% - 0.99% = 0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.56%.

The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.16% (1.56% - 0.40%).

Therefore, the Quarterly Fee Rate is 0.2900% (or 1.16% divided by 4).

IN THE 15TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
52.63. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [52.63/33 - 10]}

1.00% + [0.05% x (-8.41)]

1.00% + (-0.42%) = 0.58% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate is 0.58% is lower than the Minimum Annual Fee Rate (0.60%).

The Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

Therefore, the Quarterly Fee Rate is 0.1500% (or 0.60% divided by 4).

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX(2)). If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2



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                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES

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THE FOLLOWING EXAMPLES DEMONSTRATE HOW INCREASES TO THE INCOME BASE AND WITHDRAWALS TAKEN FROM THE CONTRACT AFFECT THE VALUES OF THE CURRENTLY OFFERED LIVING BENEFITS - POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY . The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

Examples 1 through 5 below assume election of Polaris Income Plus Income Option 1 (one Covered Person). Examples 6 through 10 below assume election of Polaris Income Plus Daily Income Option 1 (one Covered Person).


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o  Benefit Effective Date = contract issue date

     o  Initial Purchase Payment = $100,000

     o  Covered Person = Owner age 65 on the Benefit Effective Date

     o  Maximum Annual Withdrawal Percentage = 6.5%




                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,500



     o  Income Base = Initial Purchase Payment = $100,000

     o  Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.5% = $6,500


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o  Subsequent Purchase Payment invested in the first contract year =
           $150,000.

     o  No withdrawals taken in the first 3 contract years.




                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,500
            Year 1         $150,000   $245,000        --       $250,000    $250,000       --      $16,250
      1st Anniversary         --      $270,000   $270,000      $270,000    $270,000    $15,000    $17,550
      2nd Anniversary         --      $287,000   $287,000      $287,000    $287,000    $16,200    $18,655
      3rd Anniversary         --      $310,000   $310,000      $310,000    $310,000    $17,220    $20,150



     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)


The values of the feature are impacted by adding subsequent Purchase Payments as follows:


     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.



           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $16,250 ($250,000 x 6.50%).


                                      D-1



The values of the feature are impacted by attaining the Highest Anniversary Values as follows:



     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.



           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $17,550 ($270,000 x 6.50%).



           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $18,655 ($287,000 x 6.50%).



           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $20,150 ($310,000 x 6.50%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.




                                                                                                MAXIMUM
                                    ASSUMED                               INCOME                 ANNUAL
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
    VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
   3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $20,150
       Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $20,150
   4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $20,352
       Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $20,352
   5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $20,553



     o  In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o  In year 5, $15,655 was withdrawn ($313,100 x 5%).


The values of the feature are impacted by withdrawals taken as follows:


     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA").

           o In year 4, $15,500 was withdrawn and is less than MAWA of $20,150.

           o In year 5, $15,655 was withdrawn and is less than MAWA of $20,352.



     o The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage).

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).


                                      D-2



EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.




                                                                                              MAXIMUM
                                    ASSUMED                               INCOME               ANNUAL
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
    VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
   5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $20,553
       Year 6        $25,296      $280,000        --       $310,928    $304,831      --     $20,210
   6th Anniversary       --       $290,000   $290,000      $310,928    $304,831    $    0   $20,210
       Year 7        $24,874      $260,000        --       $305,553    $299,561      --     $19,861
   7th Anniversary       --       $230,000   $230,000      $305,553    $299,561    $    0   $19,861



The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:



     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.



           o In year 6, the reduction proportion is 1.6674% ([$25,296 - $20,553] / [$305,000 - $20,553]); the reduced Income Base is
              $310,928 ($316,200 x [1 - 1.6674%]); and the reduced Income
              Credit Base is $304,831 ($310,000 x [1 - 1.6674%]).



           o In year 7, the reduction proportion is 1.7287% ([$24,874 - $20,210] / [$290,000 - $20,210]); the reduced Income Base is
              $305,553 ($310,928 x [1 - 1.7287%]); and the reduced Income
              Credit Base is $299,561 ($304,831 x [1 - 1.7287%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o  The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o  No withdrawals taken after the seventh contract year.




                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $305,553    $299,561    $     0    $19,861          --
    8th Anniversary   $150,000   $150,000      $323,526    $299,561    $17,974    $21,029          --
    9th Anniversary   $100,000   $100,000      $341,500    $299,561    $17,974    $22,198          --
   10th Anniversary   $ 50,000   $ 50,000      $359,474    $299,561    $17,974    $23,366          --
       Year 11        $      0   $      0      $359,474    $299,561       --      $23,366          --
   11th Anniversary   $      0   $      0      $359,474    $299,561       --          --       $14,379



     o The Protected Income Payment of $14,379 ($359,474 x 4%) will be paid for the lifetime of the Covered Person.

Examples 6-10 assume election of Polaris Income Plus Daily Option 1 (one Covered Person).


EXAMPLE 6: INITIAL VALUES

The values shown below are based on the following assumptions:

     o  Benefit Effective Date = contract issue date

     o  Initial Purchase Payment = $100,000

     o  Covered Person = Owner age 65 on the Benefit Effective Date

                                      D-3



     o  Maximum Annual Withdrawal Percentage = 6.5%




                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                            PAYMENTS   CONTRACT     INCOME      INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,500



     o  Minimum Income Base = Income Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.5% = $6,500


EXAMPLE 7: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES

The values shown below are based on the assumptions stated in Example 6 above, in addition to the following:

     o  Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o  No withdrawals taken in the first 3 contract years




                                                                                       MAXIMUM
                            PURCHASE    ASSUMED                MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE      VALUE        BASE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000      --       $100,000    $100,000    $ 6,500
      Year 1 - Day 25         --      $102,000   $102,000    $100,000    $102,000    $ 6,630
      Year 1 - Day 105        --      $105,000   $105,000    $100,000    $105,000    $ 6,825
      Year 1 - Day 200     $150,000   $252,000   $252,000    $250,000    $255,000    $16,575
      Year 1 - Day 300        --      $260,000   $260,000    $250,000    $260,000    $16,900
      1st Anniversary         --      $261,000   $261,000    $262,500    $262,500    $17,063
      Year 2 - Day 180        --      $275,000   $275,000    $262,500    $275,000    $17,875
      Year 2 - Day 250        --      $280,000   $280,000    $262,500    $280,000    $18,200
      2nd Anniversary         --      $279,000      --       $275,000    $280,000    $18,200
      Year 3 - Day 45         --      $290,000   $290,000    $275,000    $290,000    $18,850
      Year 3 - Day 275        --      $300,000   $300,000    $275,000    $300,000    $19,500
      3rd Anniversary         --      $310,000   $310,000    $287,500    $310,000    $20,150



     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

  The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at contract anniversaries when no withdrawals have been taken as follows:



     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base.



           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,630 ($102,000 x 6.50%).



           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,825 ($105,000 x 6.50%).



     o The Income Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.



           o In year 1 - day 200, the Minimum Income Base was increased to $250,000 ($100,000 + $150,000), the Income Base was increased to
              $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $16,575 ($255,000 x 6.50%).



     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base. At contract anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.


                                      D-4



           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $260,000 (Contract Value $260,000 is greater than the current Income Base $255,000) and the MAWA was increased to $16,900 ($260,000 x 6.50%).



           o On the first contract anniversary, the Income Base was increased to the Minimum Income Base of $262,500 ($250,000 x 105%, Minimum Income Base $262,500 is greater than both Step-Up Value $261,000 and current Income Base $260,000) and the MAWA was increased to $17,063 ($262,500 x 6.50%).



           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $262,500) and the MAWA was increased to $17,875 ($275,000 x 6.50%).



           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $18,200 ($280,000 x 6.50%).



           o On the second contract anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $275,000 ($250,000 x 110%)) and the MAWA also remained unchanged at $18,200.



           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $18,850 ($290,000 x 6.50%).



           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $19,500 ($300,000 x 6.50%).



           o On the third contract anniversary, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than both current Income Base $300,000 and Minimum Income Base $287,500 ($250,000 x 115%) and the MAWA was increased to $20,150 ($310,000 x 6.50%).


EXAMPLE 8: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 6 and 7 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.




                                                                                    MAXIMUM
                        ASSUMED                             MINIMUM                  ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE       AMOUNT
    3rd Anniversary   $310,000       --       $310,000    $287,500    $310,000    $20,150
    Year 4 - Day 65   $315,000       --       $315,000    $287,500    $315,000    $20,475
    Year 4 - Day 92   $312,000   $10,000         --          --       $315,000    $20,475
   Year 4 - Day 350   $320,000       --       $320,000       --       $315,000    $20,475
    4th Anniversary   $311,000       --          --          --       $320,000    $20,800
    Year 5 - Day 75   $325,000       --       $325,000       --       $320,000    $20,800
    Year 5 - Day 80   $322,000   $20,800         --          --       $320,000    $20,800
    5th Anniversary   $317,000       --          --          --       $325,000    $21,125
   Year 6 - Day 155   $330,000       --       $330,000       --       $325,000    $21,125
    6th Anniversary   $329,000       --          --          --       $330,000    $21,450



     o  In year 4, $10,000, an amount less than MAWA was withdrawn.

     o  In year 5, $20,800, an amount equal to MAWA was withdrawn.


The values of the feature are impacted prior to and after the withdrawals are taken as follows:


     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount
           (MAWA) is recalculated based on the new Income Base.



           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $20,475 ($315,000 x 6.50%).


                                      D-5



           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $20,475. The Income Base ($315,000) and the MAWA ($20,475) remained unchanged.



     o After the first withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.



           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.



           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $20,800 ($320,000 x 6.50%).



     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.



           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($20,800) remained unchanged.



           o In year 5 - day 80, $20,800 was withdrawn and is equal to the MAWA of $20,800. The Income Base ($320,000) and the MAWA ($20,800) remained unchanged.



           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $21,125 ($325,000 x 6.50%).



           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($21,125) remained unchanged.



           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $21,450 ($330,000 x 6.50%).


EXAMPLE 9: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 6, 7 and 8 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.




                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000       --          --       $330,000    $21,450
    Year 7 - Day 37   $321,000   $26,400         --       $324,547    $21,096
   Year 7 - Day 362   $325,000       --       $325,000    $324,547    $21,096
    7th Anniversary   $317,000       --          --       $325,000    $21,125
    Year 8 - Day 46   $307,000   $26,000         --       $319,458    $20,765
    8th Anniversary   $270,000       --          --       $319,458    $20,765



The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:



     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.



           o  In year 7 - day 37, the reduction proportion is 1.6525% ([$26,400
              - $21,450] / [$321,000 - $21,450]); the reduced Income Base is
              $324,547 ($330,000 x [1 - 1.6525%]) and the reduced MAWA is
              $21,096 ($324,547 x 6.50%).



           o In year 7 - day 362, there was a Step-up Value of $325,000, but the Income Base ($324,547) and the MAWA ($21,096) remained unchanged.



           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the excess withdrawal, and the MAWA was increased to $21,125 ($325,000 x 6.50%).



           o  In year 8 - day 46, the reduction proportion is 1.7053% ([$26,000
              - $21,125] / [$307,000 - $21,125]); the reduced Income Base is
              $319,458 ($325,000 x [1 - 1.7053%]); and the reduced MAWA is
              $20,765 ($319,458 x 6.50%).


                                      D-6



EXAMPLE 10: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 6, 7, 8 and 9 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o  MAWA withdrawals were taken every year.

     o  There were no Step-up Values after the 8th anniversary date.




                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000       --          --     $319,458    $20,765          --
    9th Anniversary   $150,000   $20,765         --     $319,458    $20,765          --
   10th Anniversary   $100,000   $20,765         --     $319,458    $20,765          --
   11th Anniversary   $ 50,000   $20,765         --     $319,458    $20,765          --
   Year 12 - Day 81   $      0   $20,765         --     $319,458    $20,765          --
   12th Anniversary   $      0   $     0         --     $319,458        --       $12,778



     o The Protected Income Payment of $12,630 ($319,458x 4%) will be paid for the lifetime of the Covered Person.

                                      D-7



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           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.


CONTRACT VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.

The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


RETURN OF PURCHASE PAYMENT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:




A. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or



          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.


                                      E-1





          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.




B. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or



          b.  Continuation Purchase Payments received reduced by:



               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or



               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or



          b.  Continuation Purchase Payments received reduced by:



               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or



               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.



          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:



               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or



               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

THE FOLLOWING PROVISIONS APPLY TO THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

                                      E-2





          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or



          c. Maximum Anniversary Value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or



          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:



               (i) any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or



               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or



          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:



               (i) any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or



               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.



          c. Maximum Anniversary Value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:



               (i) any Withdrawal Adjustments since that contract anniversary, if the living benefit has not been terminated; or



               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to


                                      E-3



          contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


                                      E-4




        Please forward a copy (without charge) of the Polaris Platinum Elite Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: The Variable Annuity Life Insurance Company

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                      THE VARIABLE ANNUITY LIFE INSURANCE
                           COMPANY SEPARATE ACCOUNT A

                    POLARIS PLATINUM ELITE VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2019, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570

                                  MAY 1, 2019

                               TABLE OF CONTENTS



                                                                      Page
                                                                     -----
Separate Account and the Company....................................    3
General Account.....................................................    3
Master-Feeder Structure.............................................    4
Information Regarding the Use of the Volatility Index ("VIX").......    4
Performance Data....................................................    5
Annuity Income Payments.............................................    7
Annuity Unit Values.................................................    7
Taxes...............................................................    9
Distribution of Contracts...........................................   16
Financial Statements................................................   17

                        SEPARATE ACCOUNT AND THE COMPANY

The Variable Annuity Life Insurance Company ("VALIC" or "Company") is a life insurance company organized under the laws of the state of Texas on August 20, 1968. VALIC's home office is 2929 Allen Parkway, Houston, Texas 77019. VALIC is successor in interest to a company originally organized under the laws of Washington, D.C. on December 21, 1955. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

VALIC Separate Account A is a separate account of VALIC, established under Texas law on July 25, 1979. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                            MASTER-FEEDER STRUCTURE


The following underlying funds currently do not buy individual securities directly: SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio, SA American Funds Asset Allocation Portfolio, and SA American Funds VCP Managed Allocation Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").


Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

      - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

      - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.


         INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).
Performance data for the various Variable Portfolios are computed in the manner described below.

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV - SV - CMF) / (SV)

where:


     SV    =   value of one Accumulation Unit at the start of a 7 day period
     EV    =   value of one Accumulation Unit at the end of the 7 day period
     CMF   =   an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                         365/7
       Effective Yield   =   [(Base Period Return + 1)           - 1]

The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the

AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2019 is the lesser of 100% of includible compensation or $19,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2019 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2019 may not exceed the lesser of $56,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2019 of less than $103,000, your contribution may be fully deductible; if your income is between $103,000 and $123,000, your contribution may be partially deductible and if your income is $123,000 or more, your contribution may not be deductible. If you are single and your income in 2019 is less than $64,000, your contribution may be fully deductible;

if your income is between $64,000 and $74,000, your contribution may be partially deductible and if your income is $74,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2019 is between $193,000 and $203,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2019 is less than: $193,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $122,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for The Variable Annuity Life Insurance Company Separate Account A and The Variable Annuity Life Insurance Company ("VALIC").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are included in the Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:



      - The Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company as of December 31, 2018 and for each of the two years in the period ended December 31, 2018.



      - The Audited Statutory Financial Statements of The Variable Annuity Life Insurance Company as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018.

The financial statements of VALIC should be considered only as bearing on the ability of VALIC to meet its obligation under the contracts.

                                                             Separate Account A
                                    The Variable Annuity Life Insurance Company

                                                                           2018

                                                                  Annual Report

                                                              December 31, 2018

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Variable Annuity Life Insurance Company and the Contract Owners of Separate Account A.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Separate Account A indicated in the table below as of December 31, 2018, and the related statement of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts in the Separate Account A as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Beacon Bridgeway Large Cap     American Beacon Holland Large Cap
  Growth Fund Investor Class (1) (12)     Growth Fund Investor Class (1) (12)
AST SA BlackRock Multi-Asset Income     AST SA Wellington Growth Portfolio
  Portfolio Class 3                       Class 3 (2) (12)
AST SA PGI Asset Allocation Portfolio   AST SA Wellington Natural Resources
  Class 3                                 Portfolio Class 3 (3) (12)
AST SA Wellington Capital Appreciation  AST SA Wellington Strategic
  Portfolio Class 3                       Multi-Asset Portfolio Class 3
AST SA Wellington Government and        Ariel Fund Investor Class
  Quality Bond Portfolio Class 3
Ariel Appreciation Fund Investor Class  FTVIP Templeton Global Asset
                                          Allocation Fund
FTVIP Franklin Founding Funds           Invesco V.I. Growth and Income Fund
  Allocation VIP Fund Class 2             Series II
FTVIP Franklin Income VIP Fund Class 2  SST SA Allocation Moderate Portfolio
                                          Class 3
Goldman Sachs VIT Government Money      SST SA Putnam Asset Allocation
  Market Fund Service Class               Diversified Growth Portfolio Class 3
Invesco V. I. Balanced-Risk Commodity   SST SA Wellington Real Return
  Strategy Fund Class R5                  Portfolio Class 3
Invesco V.I. Comstock Fund Series II    SAST SA JPMorgan Emerging Markets
                                          Portfolio Class 3
Lord Abbett Growth and Income           SAST SA JPMorgan Equity-Income
  Portfolio Class VC                      Portfolio Class 3
Neuberger Berman AMT Guardian Trust     SAST SA JPMorgan Global Equities
  Class                                   Portfolio Class 3
SST SA Allocation Balanced Portfolio    SAST SA JPMorgan MFS Core Bond
  Class 3                                 Portfolio Class 3
SST SA Allocation Growth Portfolio      SAST SA JPMorgan Mid-Cap Growth
  Class 3                                 Portfolio Class 3
SST SA Allocation Moderate Growth       SAST SA Large Cap Growth Index
  Portfolio Class 3                       Portfolio Class 3 (5)
SunAmerica 2020 High Watermark Fund     SAST SA Large Cap Index Portfolio
  Class I (4) (12)                        Class 3 (7)
SAST SA AB Growth Portfolio Class 3     SAST SA Large Cap Value Index
                                          Portfolio Class 3 (5)
SAST SA AB Small & Mid Cap Value        SAST SA Legg Mason BW Large Cap Value
  Portfolio Class 3                       Portfolio Class 3
SAST SA American Funds Asset            SAST SA Legg Mason Tactical
  Allocation Portfolio Class 3            Opportunities Class 3 (7)
SAST SA American Funds Global Growth    SAST SA MFS Blue Chip Growth Portfolio
  Portfolio Class 3                       Class 3
SAST SA American Funds Growth           SAST SA MFS Massachusetts Investors
  Portfolio Class 3                       Trust Portfolio Class 3
SAST SA American Funds Growth-Income    SAST SA MFS Telecom Utility Portfolio
  Portfolio Class 3                       Class 3 (10) (12)
SAST SA American Funds VCP Managed      SAST SA MFS Total Return Portfolio
  Asset Allocation Portfolio Class 3      Class 3
SAST SA BlackRock VCP Global Multi      SAST SA Mid Cap Index Portfolio
  Asset Portfolio Class 3                 Class 3 (6)
SAST SA Boston Company Capital Growth   SAST SA Morgan Stanley International
  Portfolio Class 3 (9) (12)              Equities Portfolio Class 3
SAST SA Columbia Technology Portfolio   SAST SA Oppenheimer Main Street Large
  Class 3                                 Cap Portfolio Class 3
SAST SA DFA Ultra Short Bond Portfolio  SAST SA PIMCO VCP Tactical Balanced
  Class 3                                 Portfolio Class 3
SAST SA Dogs of Wall Street Portfolio   SAST SA PineBridge High-Yield Bond
  Class 3                                 Portfolio Class 3
SAST SA Emerging Markets Equity Index   SAST SA Putnam International Growth
  Portfolio Class 3 (5)                   and Income Portfolio Class 3
SAST SA Federated Corporate Bond        SAST SA Schroders VCP Global
  Portfolio Class 3                       Allocation Portfolio Class 3
SAST SA Fidelity Institutional AM(R)    SAST SA Small Cap Index Portfolio
  Real Estate Portfolio Class 3           Class 3 (6)

SAST SA Fixed Income Index Portfolio    SAST SA T. Rowe Price Asset Allocation
  Class 3                                 Growth Portfolio Class 3 (7)
SAST SA Fixed Income Intermediate       SAST SA T. Rowe Price VCP Balanced
  Index Portfolio Class 3                 Portfolio Class 3
SAST SA Franklin Small Company Value    SAST SA Templeton Foreign Value
  Portfolio Class 3                       Portfolio Class 3
SAST SA Global Index Allocation 60-40   SAST SA VCP Dynamic Allocation
  Portfolio Class 3 (5)                   Portfolio Class 3
SAST SA Global Index Allocation 75-25   SAST SA VCP Dynamic Strategy Portfolio
  Portfolio Class 3 (5)                   Class 3
SAST SA Global Index Allocation 90-10   SAST SA VCP Index Allocation Portfolio
  Portfolio Class 3 (5)                   Class 3 (7)
SAST SA Goldman Sachs Global Bond       SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                       Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset       SAST SA WellsCap Fundamental Growth
  Insights Portfolio Class 3 (7)          Portfolio Class 3 (8) (12)
SAST SA Index Allocation 60-40          T Rowe Price Retirement 2040 Advisor
  Portfolio Class 3 (6)                   Class
SAST SA Index Allocation 80-20          T Rowe Price Retirement 2045 Advisor
  Portfolio Class 3 (6)                   Class
SAST SA Index Allocation 90-10          T Rowe Price Retirement 2050 Advisor
  Portfolio Class 3 (6)                   Class
SAST SA International Index Portfolio   T Rowe Price Retirement 2055 Advisor
  Class 3 (6)                             Class
SAST SA Invesco Growth Opportunities    T Rowe Price Retirement 2060 Advisor
  Portfolio Class 3                       Class
SAST SA Invesco VCP Equity-Income       VALIC Company I International Equities
  Portfolio Class 3                       Index Fund
SAST SA Janus Focused Growth Portfolio  VALIC Company I International
  Class 3                                 Government Bond Fund
SAST SA JPMorgan Diversified Balanced   VALIC Company I International Growth
  Portfolio Class 3                       Fund
T Rowe Price Retirement 2015 Advisor    VALIC Company I International Value
  Class                                   Fund
T Rowe Price Retirement 2020 Advisor
  Class                                 VALIC Company I Large Cap Core Fund
T Rowe Price Retirement 2025 Advisor    VALIC Company I Large Capital Growth
  Class                                   Fund
T Rowe Price Retirement 2030 Advisor
  Class                                 VALIC Company I Mid Cap Index Fund
T Rowe Price Retirement 2035 Advisor    VALIC Company I Mid Cap Strategic
  Class                                   Growth Fund
VALIC Company I Asset Allocation Fund   VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Blue Chip Growth Fund   VALIC Company I Science & Technology
                                          Fund
VALIC Company I Broad Cap Value Fund    VALIC Company I Small Cap Aggressive
                                          Growth Fund
VALIC Company I Capital Conservation
  Fund                                  VALIC Company I Small Cap Fund
VALIC Company I Core Equity Fund        VALIC Company I Small Cap Index Fund
VALIC Company I Dividend Value Fund     VALIC Company I Small Cap Special
                                          Values Fund
VALIC Company I Dynamic Allocation Fund VALIC Company I Small Mid Growth Fund VALIC Company I Emerging Economies Fund VALIC Company I Stock Index Fund
VALIC Company I Global Real Estate Fund VALIC Company I Value Fund
VALIC Company I Global Social
  Awareness Fund                        VALIC Company II Mid Cap Growth Fund
VALIC Company I Global Strategy Fund    VALIC Company II Mid Cap Value Fund
VALIC Company I Government Money        VALIC Company II Moderate Growth
  Market I Fund                           Lifestyle Fund
VALIC Company I Government Securities
  Fund                                  VALIC Company II Small Cap Growth Fund
VALIC Company I Growth & Income Fund    VALIC Company II Small Cap Value Fund
VALIC Company I Growth Fund             VALIC Company II Socially Responsible
                                          Fund
VALIC Company I Health Sciences Fund    VALIC Company II Strategic Bond Fund
VALIC Company I Inflation Protected     Vanguard Long-Term Treasury Fund
  Fund                                    Investor Shares
VALIC Company II Aggressive Growth      Vanguard Wellington Fund Investor
  Lifestyle Fund                          Shares
VALIC Company II Capital Appreciation   Vanguard Windsor II Fund Investor
  Fund                                    Shares
VALIC Company II Conservative Growth    Invesco V.I. American Franchise Fund
  Lifestyle Fund                          Series II (11)
VALIC Company II Core Bond Fund
VALIC Company II Government Money
  Market II Fund
VALIC Company II High Yield Bond Fund
VALIC Company II International
  Opportunities Fund
VALIC Company II Large Cap Value Fund
Vanguard LifeStrategy Conservative
  Growth Fund Investor Shares
Vanguard LifeStrategy Growth Fund
  Investor Shares
Vanguard LifeStrategy Moderate Growth
  Fund Investor Shares
Vanguard Long-Term Investment-Grade
  Fund Investor Shares

(1) The American Beacon Holland Large Cap Growth Fund, in operation for the periods January 1, 2017 to December 15, 2017 (cessation of operations) merged into the American Beacon Bridgeway Large Cap Growth Fund, in operation for the period December 15, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(2)  The AST SA Wellington Growth Portfolio, in operation for the period
     January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(3) The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(4) For the period January 1, 2017 to October 31, 2017 (cessation of operations).
(5)  For the period May 1, 2018 (commencement of operations) to December 31,
     2018.
(6)  For the period February 3, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(7)  For the period October 9, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(8) The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(9) The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(10) The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(11) There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(12) Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective period presented.

Basis for Opinions

These financial statements are the responsibility of The Variable Annuity Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts in the Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts in the Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 22, 2019

We have served as the auditor of one or more of the sub-accounts in the AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

                                                                                       Contract                   Net Assets
                                                            Due from (to)              Owners - Contract Owners Attributable to
                                        Investments at Fair    General                 Annuity  - Accumulation  Contract Owner
Sub-accounts                                   Value        Account, Net   Net Assets  Reserves    Reserves        Reserves
------------                            ------------------- ------------- ------------ -------- --------------- ---------------
American Beacon Bridgeway Large Cap
  Growth Fund Investor Class               $ 57,247,538       $ (5,793)   $ 57,241,745 $  8,419  $ 57,233,326    $ 57,241,745
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                             958,252             --         958,252       --       958,252         958,252
AST SA PGI Asset Allocation Portfolio
  Class 3                                        41,659             --          41,659       --        41,659          41,659
AST SA Wellington Capital Appreciation
  Portfolio Class 3                           1,267,646             --       1,267,646       --     1,267,646       1,267,646
AST SA Wellington Government and
  Quality Bond Portfolio Class 3              2,654,685             --       2,654,685       --     2,654,685       2,654,685
AST SA Wellington Strategic
  Multi-Asset Portfolio Class 3                 593,223             --         593,223       --       593,223         593,223
Ariel Appreciation Fund Investor Class      256,903,220        (16,042)    256,887,178  308,114   256,579,064     256,887,178
Ariel Fund Investor Class                   350,050,369        (34,328)    350,016,041  153,777   349,862,264     350,016,041
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2                     9,518             --           9,518       --         9,518           9,518
FTVIP Franklin Income VIP Fund Class 2          876,990             --         876,990       --       876,990         876,990
Goldman Sachs VIT Government Money
  Market Fund Service Class                     298,497             --         298,497       --       298,497         298,497
Invesco V. I. Balanced-Risk Commodity
  Strategy Fund Class R5                    137,372,002         (6,735)    137,365,267   35,387   137,329,880     137,365,267
Invesco V.I. Comstock Fund Series II          1,008,813             --       1,008,813       --     1,008,813       1,008,813
Invesco V.I. Growth and Income Fund
  Series II                                   1,202,823             --       1,202,823       --     1,202,823       1,202,823
Lord Abbett Growth and Income
  Portfolio Class VC                            184,486             --         184,486       --       184,486         184,486
SST SA Allocation Balanced Portfolio
  Class 3                                     1,408,234             --       1,408,234       --     1,408,234       1,408,234
SST SA Allocation Growth Portfolio
  Class 3                                     3,023,874             --       3,023,874       --     3,023,874       3,023,874
SST SA Allocation Moderate Growth
  Portfolio Class 3                           2,524,310             --       2,524,310       --     2,524,310       2,524,310
SST SA Allocation Moderate Portfolio
  Class 3                                     2,994,037             --       2,994,037       --     2,994,037       2,994,037
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio Class 3        1,221,197             --       1,221,197       --     1,221,197       1,221,197
SST SA Wellington Real Return
  Portfolio Class 3                           1,604,289             --       1,604,289       --     1,604,289       1,604,289
SAST SA AB Growth Portfolio Class 3           1,253,539             --       1,253,539       --     1,253,539       1,253,539
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                             745,809             --         745,809       --       745,809         745,809
SAST SA American Funds Asset
  Allocation Portfolio Class 3               24,717,992             --      24,717,992       --    24,717,992      24,717,992
SAST SA American Funds Global Growth
  Portfolio Class 3                           1,612,180             --       1,612,180       --     1,612,180       1,612,180
SAST SA American Funds Growth
  Portfolio Class 3                           2,108,423             --       2,108,423       --     2,108,423       2,108,423
SAST SA American Funds Growth- Income
  Portfolio Class 3                           3,138,200             --       3,138,200       --     3,138,200       3,138,200
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3         46,027,384             --      46,027,384       --    46,027,384      46,027,384
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3                    24,504,957             --      24,504,957       --    24,504,957      24,504,957
SAST SA Columbia Technology Portfolio
  Class 3                                       397,262             --         397,262       --       397,262         397,262
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                       806,132             --         806,132       --       806,132         806,132
SAST SA Dogs of Wall Street Portfolio
  Class 3                                     1,987,793             --       1,987,793       --     1,987,793       1,987,793
SAST SA Federated Corporate Bond
  Portfolio Class 3                           3,078,380             (1)      3,078,379       --     3,078,379       3,078,379
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 3                  86,373             --          86,373       --        86,373          86,373
SAST SA Fixed Income Index Portfolio
  Class 3                                       649,206             --         649,206       --       649,206         649,206
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                       189,717             --         189,717       --       189,717         189,717
SAST SA Franklin Small Company Value
  Portfolio Class 3                             363,633             --         363,633       --       363,633         363,633
SAST SA Global Index Allocation 60-40
  Portfolio Class 3                             142,933             --         142,933       --       142,933         142,933
SAST SA Global Index Allocation 75-25
  Portfolio Class 3                             386,354             --         386,354       --       386,354         386,354
SAST SA Global Index Allocation 90-10
  Portfolio Class 3                             837,909             --         837,909       --       837,909         837,909
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                           1,668,747             --       1,668,747       --     1,668,747       1,668,747
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3                    136,695             --         136,695       --       136,695         136,695
SAST SA Index Allocation 60-40
  Portfolio Class 3                           1,972,231             --       1,972,231       --     1,972,231       1,972,231
SAST SA Index Allocation 80-20
  Portfolio Class 3                           5,768,462             --       5,768,462       --     5,768,462       5,768,462
SAST SA Index Allocation 90-10
  Portfolio Class 3                          22,722,729             --      22,722,729       --    22,722,729      22,722,729
SAST SA International Index Portfolio
  Class 3                                        89,535             --          89,535       --        89,535          89,535
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                             123,918             --         123,918       --       123,918         123,918
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                          18,930,708             --      18,930,708       --    18,930,708      18,930,708
SAST SA Janus Focused Growth Portfolio
  Class 3                                       351,431             --         351,431       --       351,431         351,431
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 3                           1,588,947             --       1,588,947       --     1,588,947       1,588,947
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                             360,497             --         360,497       --       360,497         360,497
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                           1,280,047             --       1,280,047       --     1,280,047       1,280,047
SAST SA JPMorgan Global Equities
  Portfolio Class 3                              43,291             --          43,291       --        43,291          43,291
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                           3,831,021             --       3,831,021       --     3,831,021       3,831,021
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                             230,844             --         230,844       --       230,844         230,844
SAST SA Large Cap Growth Index
  Portfolio Class 3                               6,250             --           6,250       --         6,250           6,250
SAST SA Large Cap Index Portfolio
  Class 3                                       123,447             --         123,447       --       123,447         123,447
SAST SA Large Cap Value Index
  Portfolio Class 3                               6,659             --           6,659       --         6,659           6,659
SAST SA Legg Mason BW Large Cap Value
  Portfolio Class 3                             798,527             --         798,527       --       798,527         798,527
SAST SA Legg Mason Tactical
  Opportunities Class 3                         113,623             --         113,623       --       113,623         113,623
SAST SA MFS Blue Chip Growth Portfolio
  Class 3                                       649,578             --         649,578       --       649,578         649,578
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                     1,236,852             --       1,236,852       --     1,236,852       1,236,852
SAST SA MFS Total Return Portfolio
  Class 3                                       867,015             --         867,015       --       867,015         867,015
SAST SA Mid Cap Index Portfolio Class 3         179,828             --         179,828       --       179,828         179,828
SAST SA Morgan Stanley International
  Equities Portfolio Class 3                    679,245             --         679,245       --       679,245         679,245
SAST SA Oppenheimer Main Street Large
  Cap Portfolio Class 3                         946,281             --         946,281       --       946,281         946,281
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                          22,730,769             --      22,730,769       --    22,730,769      22,730,769
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                             702,275             --         702,275       --       702,275         702,275
SAST SA Putnam International Growth
  and Income Portfolio Class 3                   99,729             --          99,729       --        99,729          99,729
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3               14,995,909             --      14,995,909       --    14,995,909      14,995,909
SAST SA Small Cap Index Portfolio
  Class 3                                       185,063             --         185,063       --       185,063         185,063
SAST SA T. Rowe Price Asset Allocation
  Growth Portfolio Class 3                      629,258             --         629,258       --       629,258         629,258
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                          25,024,929             --      25,024,929       --    25,024,929      25,024,929
SAST SA Templeton Foreign Value
  Portfolio Class 3                             559,006             --         559,006       --       559,006         559,006
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                          63,086,048             --      63,086,048       --    63,086,048      63,086,048
SAST SA VCP Dynamic Strategy Portfolio
  Class 3                                    53,850,121             --      53,850,121       --    53,850,121      53,850,121
SAST SA VCP Index Allocation Portfolio
  Class 3                                     7,745,940             --       7,745,940       --     7,745,940       7,745,940
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                             230,325             --         230,325       --       230,325         230,325

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018


                                                                                  Contract                    Net Assets
                                                    Due from (to)                 Owners -  Contract Owners Attributable to
                                Investments at Fair    General                    Annuity   - Accumulation  Contract Owner
Sub-accounts                           Value        Account, Net    Net Assets    Reserves     Reserves        Reserves
------------                    ------------------- ------------- -------------- ---------- --------------- ---------------
T Rowe Price Retirement 2015
  Advisor Class                   $   10,207,382      $    (226)  $   10,207,156 $       -- $   10,207,156  $   10,207,156
T Rowe Price Retirement 2020
  Advisor Class                       28,122,468           (706)      28,121,762         --     28,121,762      28,121,762
T Rowe Price Retirement 2025
  Advisor Class                       29,397,030         (1,149)      29,395,881         --     29,395,881      29,395,881
T Rowe Price Retirement 2030
  Advisor Class                       29,666,252         (1,304)      29,664,948         --     29,664,948      29,664,948
T Rowe Price Retirement 2035
  Advisor Class                       23,033,792         (1,228)      23,032,564         --     23,032,564      23,032,564
T Rowe Price Retirement 2040
  Advisor Class                       23,089,859         (1,419)      23,088,440         --     23,088,440      23,088,440
T Rowe Price Retirement 2045
  Advisor Class                       15,510,696         (1,267)      15,509,429         --     15,509,429      15,509,429
T Rowe Price Retirement 2050
  Advisor Class                       13,518,633         (1,105)      13,517,528         --     13,517,528      13,517,528
T Rowe Price Retirement 2055
  Advisor Class                        5,784,232           (640)       5,783,592         --      5,783,592       5,783,592
T Rowe Price Retirement 2060
  Advisor Class                        3,410,577           (444)       3,410,133         --      3,410,133       3,410,133
VALIC Company I Asset
  Allocation Fund                    143,384,902        (10,696)     143,374,206     83,101    143,291,105     143,374,206
VALIC Company I Blue Chip
  Growth Fund                        680,331,893        (65,641)     680,266,252     93,162    680,173,090     680,266,252
VALIC Company I Broad Cap
  Value Fund                          41,123,881         (4,077)      41,119,804         --     41,119,804      41,119,804
VALIC Company I Capital
  Conservation Fund                  151,900,374         (8,009)     151,892,365    132,625    151,759,740     151,892,365
VALIC Company I Core Equity
  Fund                               219,381,346        (15,354)     219,365,992    188,356    219,177,636     219,365,992
VALIC Company I Dividend
  Value Fund                         711,095,327        (66,143)     711,029,184    197,705    710,831,479     711,029,184
VALIC Company I Dynamic
  Allocation Fund                    208,200,145         (3,145)     208,197,000         --    208,197,000     208,197,000
VALIC Company I Emerging
  Economies Fund                     633,841,030        (23,845)     633,817,185     57,183    633,760,002     633,817,185
VALIC Company I Global Real
  Estate Fund                        317,494,034        (22,089)     317,471,945      4,278    317,467,667     317,471,945
VALIC Company I Global Social
  Awareness Fund                     334,181,048        (19,660)     334,161,388    287,914    333,873,474     334,161,388
VALIC Company I Global
  Strategy Fund                      331,660,830        (34,574)     331,626,256    129,605    331,496,651     331,626,256
VALIC Company I Government
  Money Market I Fund                326,773,782        (32,186)     326,741,596     10,458    326,731,138     326,741,596
VALIC Company I Government
  Securities Fund                    101,880,716         (5,289)     101,875,427     80,199    101,795,228     101,875,427
VALIC Company I Growth &
  Income Fund                        105,517,832        (10,234)     105,507,598     59,705    105,447,893     105,507,598
VALIC Company I Growth Fund        1,130,289,674        (84,800)   1,130,204,874    330,171  1,129,874,703   1,130,204,874
VALIC Company I Health
  Sciences Fund                      706,893,579        (43,287)     706,850,292    147,990    706,702,302     706,850,292
VALIC Company I Inflation
  Protected Fund                     595,431,166        (55,227)     595,375,939     95,593    595,280,346     595,375,939
VALIC Company I International
  Equities Index Fund                911,699,499        (82,012)     911,617,487    124,838    911,492,649     911,617,487
VALIC Company I International
  Government Bond Fund               124,596,829        (14,927)     124,581,902     22,569    124,559,333     124,581,902
VALIC Company I International
  Growth Fund                        391,364,515        (36,134)     391,328,381    360,609    390,967,772     391,328,381
VALIC Company I International
  Value Fund                         618,086,153        (53,351)     618,032,802     60,513    617,972,289     618,032,802
VALIC Company I Large Cap
  Core Fund                          130,697,495        (13,262)     130,684,233     18,435    130,665,798     130,684,233
VALIC Company I Large Capital
  Growth Fund                        399,187,237        (23,447)     399,163,790    107,265    399,056,525     399,163,790
VALIC Company I Mid Cap
  Index Fund                       2,818,913,486       (256,294)   2,818,657,192  1,340,772  2,817,316,420   2,818,657,192
VALIC Company I Mid Cap
  Strategic Growth Fund              239,960,372        (11,725)     239,948,647     46,561    239,902,086     239,948,647
VALIC Company I Nasdaq-100
  Index Fund                         393,949,573        (22,966)     393,926,607     91,330    393,835,277     393,926,607
VALIC Company I Science &
  Technology Fund                  1,141,761,297        (59,991)   1,141,701,306    869,786  1,140,831,520   1,141,701,306
VALIC Company I Small Cap
  Aggressive Growth Fund             133,405,070         (7,947)     133,397,123     10,844    133,386,279     133,397,123
VALIC Company I Small Cap
  Fund                               262,701,359        (18,175)     262,683,184    203,020    262,480,164     262,683,184
VALIC Company I Small Cap
  Index Fund                       1,010,894,398        (85,185)   1,010,809,213    574,877  1,010,234,336   1,010,809,213
VALIC Company I Small Cap
  Special Values Fund                191,957,388         (6,117)     191,951,271     74,839    191,876,432     191,951,271
VALIC Company I Small Mid
  Growth Fund                        100,977,535         (5,283)     100,972,252      9,767    100,962,485     100,972,252
VALIC Company I Stock Index
  Fund                             4,114,195,079       (860,901)   4,113,334,178  4,234,972  4,109,099,206   4,113,334,178
VALIC Company I Value Fund            71,098,621        (12,861)      71,085,760      3,676     71,082,084      71,085,760
VALIC Company II Aggressive
  Growth Lifestyle Fund              528,960,115        (53,336)     528,906,779     58,157    528,848,622     528,906,779
VALIC Company II Capital
  Appreciation Fund                   41,221,562         (4,252)      41,217,310         --     41,217,310      41,217,310
VALIC Company II Conservative
  Growth Lifestyle Fund              304,418,941        (27,469)     304,391,472    338,102    304,053,370     304,391,472
VALIC Company II Core Bond
  Fund                             1,260,041,082        (84,932)   1,259,956,150      9,146  1,259,947,004   1,259,956,150
VALIC Company II Government
  Money Market II Fund               116,841,292         (5,746)     116,835,546     22,054    116,813,492     116,835,546
VALIC Company II High Yield
  Bond Fund                          437,211,460        (30,898)     437,180,562     27,952    437,152,610     437,180,562
VALIC Company II International
  Opportunities Fund                 500,355,093        (38,603)     500,316,490     69,738    500,246,752     500,316,490
VALIC Company II Large Cap
  Value Fund                         156,191,108        (20,631)     156,170,477         --    156,170,477     156,170,477
VALIC Company II Mid Cap
  Growth Fund                        176,643,357        (10,409)     176,632,948     15,502    176,617,446     176,632,948
VALIC Company II Mid Cap
  Value Fund                         617,832,911        (49,839)     617,783,072    129,179    617,653,893     617,783,072
VALIC Company II Moderate
  Growth Lifestyle Fund              853,705,475        (65,987)     853,639,488    107,826    853,531,662     853,639,488
VALIC Company II Small Cap
  Growth Fund                        143,348,153        (14,489)     143,333,664      8,571    143,325,093     143,333,664
VALIC Company II Small Cap
  Value Fund                         323,588,289        (25,251)     323,563,038    130,010    323,433,028     323,563,038
VALIC Company II Socially
  Responsible Fund                   627,129,468        (75,551)     627,053,917     52,031    627,001,886     627,053,917
VALIC Company II Strategic
  Bond Fund                          604,394,773        (75,701)     604,319,072    138,918    604,180,154     604,319,072
Vanguard LifeStrategy
  Conservative Growth Fund
  Investor Shares                     88,199,199         (6,104)      88,193,095         --     88,193,095      88,193,095
Vanguard LifeStrategy Growth
  Fund Investor Shares               230,123,607        (17,664)     230,105,943      8,344    230,097,599     230,105,943
Vanguard LifeStrategy Moderate
  Growth Fund Investor Shares        233,735,149        (18,998)     233,716,151      8,815    233,707,336     233,716,151
Vanguard Long-Term Investment-
  Grade Fund Investor Shares         213,685,509        (21,757)     213,663,752      5,643    213,658,109     213,663,752
Vanguard Long-Term Treasury
  Fund Investor Shares               193,899,965        (16,681)     193,883,284     49,285    193,833,999     193,883,284
Vanguard Wellington Fund
  Investor Shares                  1,769,636,754        (96,233)   1,769,540,521  9,932,343  1,759,608,178   1,769,540,521
Vanguard Windsor II Fund
  Investor Shares                  1,473,565,085        (94,956)   1,473,470,129    469,042  1,473,001,087   1,473,470,129

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018

                                                                               Net Asset
                                                                               Value per Shares at Fair Cost of Shares
Sub-accounts                                                          Shares     Share       Value           Held      Level*
------------                                                        ---------- --------- -------------- -------------- ------
American Beacon Bridgeway Large Cap Growth Fund Investor Class       2,285,331  $25.05    $ 57,247,538   $ 67,264,225    1
AST SA BlackRock Multi-Asset Income Portfolio Class 3                  163,524    5.86         958,252      1,047,356    1
AST SA PGI Asset Allocation Portfolio Class 3                            3,338   12.48          41,659         48,305    1
AST SA Wellington Capital Appreciation Portfolio Class 3                34,187   37.08       1,267,646      1,341,136    1
AST SA Wellington Government and Quality Bond Portfolio Class 3        180,837   14.68       2,654,685      2,714,603    1
AST SA Wellington Strategic Multi-Asset Portfolio Class 3               83,553    7.10         593,223        674,071    1
Ariel Appreciation Fund Investor Class                               6,653,800   38.61     256,903,220    322,141,521    1
Ariel Fund Investor Class                                            6,327,736   55.32     350,050,369    348,235,626    1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                1,506    6.32           9,518         10,629    1
FTVIP Franklin Income VIP Fund Class 2                                  59,497   14.74         876,990        902,262    1
Goldman Sachs VIT Government Money Market Fund Service Class           298,497    1.00         298,497        298,497    1
Invesco V. I. Balanced-Risk Commodity Strategy Fund Class R5        21,944,409    6.26     137,372,002    167,332,421    1
Invesco V.I. Comstock Fund Series II                                    62,815   16.06       1,008,813      1,131,623    1
Invesco V.I. Growth and Income Fund Series II                           68,811   17.48       1,202,823      1,402,818    1
Lord Abbett Growth and Income Portfolio Class VC                         6,019   30.65         184,486        207,878    1
SST SA Allocation Balanced Portfolio Class 3                           156,470    9.00       1,408,234      1,634,968    1
SST SA Allocation Growth Portfolio Class 3                             254,107   11.90       3,023,874      3,541,725    1
SST SA Allocation Moderate Growth Portfolio Class 3                    274,979    9.18       2,524,310      3,109,513    1
SST SA Allocation Moderate Portfolio Class 3                           319,534    9.37       2,994,037      3,492,112    1
SST SA Putnam Asset Allocation Diversified Growth Portfolio
  Class 3                                                              115,207   10.60       1,221,197      1,423,836    1
SST SA Wellington Real Return Portfolio Class 3                        173,437    9.25       1,604,289      1,666,445    1
SAST SA AB Growth Portfolio Class 3                                     32,150   38.99       1,253,539      1,347,984    1
SAST SA AB Small & Mid Cap Value Portfolio Class 3                      60,097   12.41         745,809      1,018,052    1
SAST SA American Funds Asset Allocation Portfolio Class 3            1,911,678   12.93      24,717,992     27,455,282    1
SAST SA American Funds Global Growth Portfolio Class 3                 176,002    9.16       1,612,180      2,076,566    1
SAST SA American Funds Growth Portfolio Class 3                        228,184    9.24       2,108,423      2,826,033    1
SAST SA American Funds Growth-Income Portfolio Class 3                 328,952    9.54       3,138,200      3,962,884    1
SAST SA American Funds VCP Managed Asset Allocation Portfolio
  Class 3                                                            3,632,785   12.67      46,027,384     48,669,138    1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3           2,431,047   10.08      24,504,957     26,499,797    1
SAST SA Columbia Technology Portfolio Class 3                           75,382    5.27         397,262        502,754    1
SAST SA DFA Ultra Short Bond Portfolio Class 3                          77,587   10.39         806,132        804,481    1
SAST SA Dogs of Wall Street Portfolio Class 3                          160,565   12.38       1,987,793      2,195,924    1
SAST SA Federated Corporate Bond Portfolio Class 3                     249,262   12.35       3,078,380      3,302,979    1
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 3       7,740   11.16          86,373        107,496    1
SAST SA Fixed Income Index Portfolio Class 3                            65,776    9.87         649,206        658,776    1
SAST SA Fixed Income Intermediate Index Portfolio Class 3               19,398    9.78         189,717        190,370    1
SAST SA Franklin Small Company Value Portfolio Class 3                  20,935   17.37         363,633        469,082    1
SAST SA Global Index Allocation 60-40 Portfolio Class 3                 10,410   13.73         142,933        149,500    1
SAST SA Global Index Allocation 75-25 Portfolio Class 3                 28,704   13.46         386,354        429,681    1
SAST SA Global Index Allocation 90-10 Portfolio Class 3                 63,671   13.16         837,909        934,749    1
SAST SA Goldman Sachs Global Bond Portfolio Class 3                    162,172   10.29       1,668,747      1,768,516    1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3            14,858    9.20         136,695        147,545    1
SAST SA Index Allocation 60-40 Portfolio Class 3                       196,242   10.05       1,972,231      2,151,272    1
SAST SA Index Allocation 80-20 Portfolio Class 3                       571,701   10.09       5,768,462      6,405,224    1
SAST SA Index Allocation 90-10 Portfolio Class 3                     2,247,550   10.11      22,722,729     25,606,701    1
SAST SA International Index Portfolio Class 3                            9,249    9.68          89,535        105,077    1
SAST SA Invesco Growth Opportunities Portfolio Class 3                  17,045    7.27         123,918        148,241    1
SAST SA Invesco VCP Equity-Income Portfolio Class 3                  1,640,443   11.54      18,930,708     20,257,151    1
SAST SA Janus Focused Growth Portfolio Class 3                          28,806   12.20         351,431        347,003    1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3                 92,273   17.22       1,588,947      1,812,284    1
SAST SA JPMorgan Emerging Markets Portfolio Class 3                     50,000    7.21         360,497        370,666    1
SAST SA JPMorgan Equity-Income Portfolio Class 3                        40,831   31.35       1,280,047      1,312,266    1
SAST SA JPMorgan Global Equities Portfolio Class 3                       2,507   17.27          43,291         55,284    1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                       445,468    8.60       3,831,021      3,936,295    1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                       15,953   14.47         230,844        274,357    1
SAST SA Large Cap Growth Index Portfolio Class 3                           435   14.37           6,250          6,250    1
SAST SA Large Cap Index Portfolio Class 3                                6,166   20.02         123,447        139,975    1
SAST SA Large Cap Value Index Portfolio Class 3                            483   13.78           6,659          7,363    1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3                 43,328   18.43         798,527        906,293    1
SAST SA Legg Mason Tactical Opportunities Class 3                       11,935    9.52         113,623        122,920    1
SAST SA MFS Blue Chip Growth Portfolio Class 3                          57,232   11.35         649,578        628,984    1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3             60,100   20.58       1,236,852      1,273,593    1
SAST SA MFS Total Return Portfolio Class 3                              51,424   16.86         867,015        980,629    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018

                                                                         Net Asset
                                                                         Value per Shares at Fair Cost of Shares
Sub-accounts                                                   Shares      Share       Value           Held      Level*
------------                                                 ----------- --------- -------------- -------------- ------
SAST SA Mid Cap Index Portfolio Class 3                           18,949  $ 9.49   $      179,828 $      213,427   1
SAST SA Morgan Stanley International Equities Portfolio
  Class 3                                                         75,556    8.99          679,245        703,627   1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3       48,979   19.32          946,281        956,537   1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3          2,407,920    9.44       22,730,769     26,433,015   1
SAST SA PineBridge High-Yield Bond Portfolio Class 3             137,163    5.12          702,275        776,443   1
SAST SA Putnam International Growth and Income Portfolio
  Class 3                                                         11,143    8.95           99,729        107,791   1
SAST SA Schroders VCP Global Allocation Portfolio Class 3      1,508,643    9.94       14,995,909     16,925,610   1
SAST SA Small Cap Index Portfolio Class 3                         19,378    9.55          185,063        226,726   1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio
  Class 3                                                         65,616    9.59          629,258        686,311   1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3           2,345,354   10.67       25,024,929     27,023,956   1
SAST SA Templeton Foreign Value Portfolio Class 3                 42,575   13.13          559,006        627,857   1
SAST SA VCP Dynamic Allocation Portfolio Class 3               5,597,697   11.27       63,086,048     69,961,292   1
SAST SA VCP Dynamic Strategy Portfolio Class 3                 4,703,067   11.45       53,850,121     59,006,295   1
SAST SA VCP Index Allocation Portfolio Class 3                   831,109    9.32        7,745,940      8,692,148   1
SAST SA WellsCap Aggressive Growth Portfolio Class 3              13,399   17.19          230,325        272,876   1
T Rowe Price Retirement 2015 Advisor Class                       786,999   12.97       10,207,382     11,739,378   1
T Rowe Price Retirement 2020 Advisor Class                     1,450,359   19.39       28,122,468     31,392,375   1
T Rowe Price Retirement 2025 Advisor Class                     1,915,116   15.35       29,397,030     32,041,574   1
T Rowe Price Retirement 2030 Advisor Class                     1,341,757   22.11       29,666,252     32,843,072   1
T Rowe Price Retirement 2035 Advisor Class                     1,423,597   16.18       23,033,792     25,187,693   1
T Rowe Price Retirement 2040 Advisor Class                     1,010,940   22.84       23,089,859     25,468,456   1
T Rowe Price Retirement 2045 Advisor Class                       996,831   15.56       15,510,696     17,270,879   1
T Rowe Price Retirement 2050 Advisor Class                     1,033,535   13.08       13,518,633     14,998,983   1
T Rowe Price Retirement 2055 Advisor Class                       435,560   13.28        5,784,232      6,419,287   1
T Rowe Price Retirement 2060 Advisor Class                       324,199   10.52        3,410,577      3,843,771   1
VALIC Company I Asset Allocation Fund                         13,840,241   10.36      143,384,902    153,010,280   1
VALIC Company I Blue Chip Growth Fund                         35,600,832   19.11      680,331,893    480,893,872   1
VALIC Company I Broad Cap Value Fund                           2,855,825   14.40       41,123,881     42,438,414   1
VALIC Company I Capital Conservation Fund                     15,773,663    9.63      151,900,374    155,083,463   1
VALIC Company I Core Equity Fund                              10,251,465   21.40      219,381,346    124,005,327   1
VALIC Company I Dividend Value Fund                           60,621,938   11.73      711,095,327    739,306,143   1
VALIC Company I Dynamic Allocation Fund                       18,135,901   11.48      208,200,145    206,813,304   1
VALIC Company I Emerging Economies Fund                       84,287,371    7.52      633,841,030    642,198,580   1
VALIC Company I Global Real Estate Fund                       43,731,961    7.26      317,494,034    347,261,477   1
VALIC Company I Global Social Awareness Fund                  14,058,942   23.77      334,181,048    235,250,504   1
VALIC Company I Global Strategy Fund                          29,718,712   11.16      331,660,830    333,892,508   1
VALIC Company I Government Money Market I Fund               326,773,782    1.00      326,773,782    326,773,782   1
VALIC Company I Government Securities Fund                     9,796,223   10.40      101,880,716    105,210,194   1
VALIC Company I Growth & Income Fund                           5,072,973   20.80      105,517,832     73,536,761   1
VALIC Company I Growth Fund                                   71,673,410   15.77    1,130,289,674    999,531,268   1
VALIC Company I Health Sciences Fund                          36,232,372   19.51      706,893,579    727,980,645   1
VALIC Company I Inflation Protected Fund                      55,492,187   10.73      595,431,166    616,694,661   1
VALIC Company I International Equities Index Fund            140,694,367    6.48      911,699,499    955,765,258   1
VALIC Company I International Government Bond Fund            10,806,317   11.53      124,596,829    124,380,992   1
VALIC Company I International Growth Fund                     30,503,859   12.83      391,364,515    325,831,233   1
VALIC Company I International Value Fund                      69,059,905    8.95      618,086,153    564,353,208   1
VALIC Company I Large Cap Core Fund                           12,079,251   10.82      130,697,495    140,356,645   1
VALIC Company I Large Capital Growth Fund                     27,492,234   14.52      399,187,237    297,453,927   1
VALIC Company I Mid Cap Index Fund                           116,773,550   24.14    2,818,913,486  2,540,701,254   1
VALIC Company I Mid Cap Strategic Growth Fund                 16,886,726   14.21      239,960,372    194,006,371   1
VALIC Company I Nasdaq-100 Index Fund                         30,970,878   12.72      393,949,573    280,416,323   1
VALIC Company I Science & Technology Fund                     42,224,900   27.04    1,141,761,297    710,290,783   1
VALIC Company I Small Cap Aggressive Growth Fund              10,015,396   13.32      133,405,070    130,399,600   1
VALIC Company I Small Cap Fund                                26,139,439   10.05      262,701,359    261,647,312   1
VALIC Company I Small Cap Index Fund                          53,317,215   18.96    1,010,894,398    863,268,872   1
VALIC Company I Small Cap Special Values Fund                 16,462,898   11.66      191,957,388    181,769,838   1
VALIC Company I Small Mid Growth Fund                          8,163,099   12.37      100,977,535     97,228,323   1
VALIC Company I Stock Index Fund                             111,465,594   36.91    4,114,195,079  3,080,348,839   1
VALIC Company I Value Fund                                     4,361,879   16.30       71,098,621     47,320,925   1
VALIC Company II Aggressive Growth Lifestyle Fund             53,161,821    9.95      528,960,115    539,306,022   1
VALIC Company II Capital Appreciation Fund                     2,419,106   17.04       41,221,562     35,902,466   1
VALIC Company II Conservative Growth Lifestyle Fund           26,586,807   11.45      304,418,941    325,359,714   1
VALIC Company II Core Bond Fund                              117,650,895   10.71    1,260,041,082  1,288,991,857   1
VALIC Company II Government Money Market II Fund             116,841,292    1.00      116,841,292    116,841,285   1
VALIC Company II High Yield Bond Fund                         60,639,592    7.21      437,211,460    461,656,482   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018


                                                                       Net Asset
                                                                       Value per Shares at Fair Cost of Shares
Sub-accounts                                                  Shares     Share       Value           Held      Level*
------------                                                ---------- --------- -------------- -------------- ------
VALIC Company II International Opportunities Fund           29,006,092  $17.25   $  500,355,093 $  410,373,726   1
VALIC Company II Large Cap Value Fund                        7,993,404   19.54      156,191,108    119,769,891   1
VALIC Company II Mid Cap Growth Fund                        20,303,834    8.70      176,643,357    199,450,503   1
VALIC Company II Mid Cap Value Fund                         34,059,146   18.14      617,832,911    684,245,339   1
VALIC Company II Moderate Growth Lifestyle Fund             63,284,320   13.49      853,705,475    874,751,842   1
VALIC Company II Small Cap Growth Fund                       8,026,212   17.86      143,348,153    142,502,181   1
VALIC Company II Small Cap Value Fund                       26,329,397   12.29      323,588,289    384,481,898   1
VALIC Company II Socially Responsible Fund                  31,092,190   20.17      627,129,468    407,671,913   1
VALIC Company II Strategic Bond Fund                        56,591,271   10.68      604,394,773    633,263,129   1
Vanguard LifeStrategy Conservative Growth Fund Investor
  Shares                                                     4,724,113   18.67       88,199,199     86,915,699   1
Vanguard LifeStrategy Growth Fund Investor Shares            7,655,476   30.06      230,123,607    184,751,372   1
Vanguard LifeStrategy Moderate Growth Fund Investor Shares   9,424,804   24.80      233,735,149    205,786,207   1
Vanguard Long-Term Investment-Grade Fund Investor Shares    22,328,684    9.57      213,685,509    233,411,765   1
Vanguard Long-Term Treasury Fund Investor Shares            16,390,530   11.83      193,899,965    208,033,734   1
Vanguard Wellington Fund Investor Shares                    47,673,404   37.12    1,769,636,754  1,536,269,559   1
Vanguard Windsor II Fund Investor Shares                    47,351,063   31.12    1,473,565,085  1,317,114,132   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                   American      American      AST SA                  AST SA
                                                                    Beacon        Beacon      BlackRock  AST SA PGI  Wellington
                                                                  Bridgeway    Holland Large Multi-Asset   Asset      Capital
                                                                  Large Cap     Cap Growth     Income    Allocation Appreciation
                                                                 Growth Fund   Fund Investor  Portfolio  Portfolio   Portfolio
                                                                Investor Class     Class       Class 3    Class 3     Class 3
                                                                -------------- ------------- ----------- ---------- ------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                                     $    55,186   $         --   $ 46,487    $ 1,003    $       --
   Mortality and expense risk and administrative charges            (778,501)           (10)    (9,265)      (464)      (18,369)
   Reimbursements of expenses                                        132,654              2         --         --            --
                                                                 -----------   ------------   --------    -------    ----------
   Net investment income (loss)                                     (590,661)            (8)    37,222        539       (18,369)
   Net realized gain (loss)                                          521,440           (478)    (3,835)      (107)       79,922
   Capital gain distribution from mutual funds                     5,448,524             --      3,987      2,090       184,180
   Change in unrealized appreciation (depreciation) of
     investments                                                  (9,590,844)           478    (81,786)    (5,261)     (200,464)
                                                                 -----------   ------------   --------    -------    ----------
Increase (decrease) in net assets from operations                 (4,211,541)            (8)   (44,412)    (2,739)       45,269
                                                                 -----------   ------------   --------    -------    ----------
From contract transactions:
   Payments received from contract owners                          1,429,326            153    491,020      8,036       160,757
   Payments for contract benefits or terminations                 (5,250,337)           895    (22,099)        --       (17,527)
   Transfers between sub-accounts (including fixed account),
     net                                                          (1,120,778)       (68,791)    83,325      3,583       (46,479)
   Contract maintenance charges                                      (57,403)            74     (6,967)      (349)       (2,423)
   Adjustments to net assets allocated to contracts in payout
     period                                                           10,772        (10,917)        --         --            --
                                                                 -----------   ------------   --------    -------    ----------
Increase (decrease) in net assets from contract transactions      (4,988,420)       (78,586)   545,279     11,270        94,328
                                                                 -----------   ------------   --------    -------    ----------
Increase (decrease) in net assets                                 (9,199,961)       (78,594)   500,867      8,531       139,597
Net assets at beginning of period                                 66,441,706         78,594    457,385     33,128     1,128,049
                                                                 -----------   ------------   --------    -------    ----------
Net assets at end of period                                      $57,241,745   $         --   $958,252    $41,659    $1,267,646
                                                                 ===========   ============   ========    =======    ==========
Beginning units                                                   65,555,598         30,239     38,503      1,804        36,697
Units issued                                                       3,948,021            372     53,873        647         8,229
Units redeemed                                                    (8,634,407)       (30,611)    (7,531)       (54)       (2,707)
                                                                 -----------   ------------   --------    -------    ----------
Ending units                                                      60,869,212             --     84,845      2,397        42,219
                                                                 ===========   ============   ========    =======    ==========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                                     $        --   $     19,370   $  8,362    $   790    $       --
   Mortality and expense risk and administrative charges             (12,917)      (707,223)    (3,216)      (211)      (14,447)
   Reimbursements of expenses                                             --        152,518         --         --            --
                                                                 -----------   ------------   --------    -------    ----------
   Net investment income (loss)                                      (12,917)      (535,335)     5,146        579       (14,447)
   Net realized gain (loss)                                           (1,922)    (9,411,325)      (478)        (3)       (1,925)
   Capital gain distribution from mutual funds                            --     27,844,534         --      2,615        89,918
   Change in unrealized appreciation (depreciation) of
     investments                                                    (425,843)    (3,816,064)     4,044     (1,384)      197,488
                                                                 -----------   ------------   --------    -------    ----------
Increase (decrease) in net assets from operations                   (440,682)    14,081,810      8,712      1,807       271,034
                                                                 -----------   ------------   --------    -------    ----------
From contract transactions:
   Payments received from contract owners                             74,749      1,236,352    256,732         --        11,337
   Payments for contract benefits or terminations                   (315,922)    (4,545,378)        --         --       (22,037)
   Transfers between sub-accounts (including fixed account),
     net                                                          67,130,613    (68,039,738)    99,164     31,544         1,785
   Contract maintenance charges                                       (7,052)       (56,627)    (2,826)      (223)       (2,858)
   Adjustments to net assets allocated to contracts in payout
     period                                                               --            108         --         --            --
                                                                 -----------   ------------   --------    -------    ----------
Increase (decrease) in net assets from contract transactions      66,882,388    (71,405,283)   353,070     31,321       (11,773)
                                                                 -----------   ------------   --------    -------    ----------
Increase (decrease) in net assets                                 66,441,706    (57,323,473)   361,782     33,128       259,261
Net assets at beginning of period                                         --     57,402,067     95,603         --       868,788
                                                                 -----------   ------------   --------    -------    ----------
Net assets at end of period                                      $66,441,706   $     78,594   $457,385    $33,128    $1,128,049
                                                                 ===========   ============   ========    =======    ==========
Beginning units                                                           --     32,266,230      8,433         --        36,912
Units issued                                                      66,241,932      1,328,901     30,370      1,819         2,787
Units redeemed                                                      (686,334)   (33,564,892)      (300)       (15)       (3,002)
                                                                 -----------   ------------   --------    -------    ----------
Ending units                                                      65,555,598         30,239     38,503      1,804        36,697
                                                                 ===========   ============   ========    =======    ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                   AST SA                  AST SA
                                 Wellington     AST SA   Wellington      AST SA
                                 Government   Wellington  Natural      Wellington        Ariel
                                and Quality     Growth   Resources  Strategic Multi- Appreciation
                               Bond Portfolio Portfolio  Portfolio  Asset Portfolio  Fund Investor
                                  Class 3      Class 3    Class 3       Class 3          Class
                               -------------- ---------- ---------- ---------------- -------------
FOR THE YEAR ENDED
  DECEMBER 31, 2018
From operations:
   Dividends                     $   49,070    $    985   $  1,165      $  7,433     $   2,790,277
   Mortality and expense risk
     and administrative
     charges                        (33,188)       (349)      (319)       (5,617)       (4,191,710)
   Reimbursements of expenses            --          --         --            --           878,612
                                 ----------    --------   --------      --------     -------------
   Net investment income
     (loss)                          15,882         636        846         1,816          (522,821)
   Net realized gain (loss)          (8,420)    (21,778)     4,431        (6,858)       (5,608,482)
   Capital gain distribution
     from mutual funds                  953      22,674         --        24,868        16,889,423
   Change in unrealized
     appreciation
     (depreciation) of
     investments                    (36,665)       (459)    (4,243)      (85,027)      (59,185,096)
                                 ----------    --------   --------      --------     -------------
Increase (decrease) in net
  assets from operations            (28,250)      1,073      1,034       (65,201)      (48,426,976)
                                 ----------    --------   --------      --------     -------------
From contract transactions:
   Payments received from
     contract owners                332,858      42,669         --       499,699         9,684,911
   Payments for contract
     benefits or terminations       (97,220)         --         --        (1,719)      (31,282,227)
   Transfers between
     sub-accounts (including
     fixed account), net            265,211     (49,864)   (28,972)       (4,247)      (44,000,898)
   Contract maintenance
     charges                        (13,620)         --         --        (4,984)          (83,422)
   Adjustments to net assets
     allocated to contracts
     in payout period                    --          --         --            --           (15,352)
                                 ----------    --------   --------      --------     -------------
Increase (decrease) in net
  assets from contract
  transactions                      487,229      (7,195)   (28,972)      488,749       (65,696,988)
                                 ----------    --------   --------      --------     -------------
Increase (decrease) in net
  assets                            458,979      (6,122)   (27,938)      423,548      (114,123,964)
Net assets at beginning of
  period                          2,195,706       6,122     27,938       169,675       371,011,142
                                 ----------    --------   --------      --------     -------------
Net assets at end of period      $2,654,685    $     --   $     --      $593,223     $ 256,887,178
                                 ==========    ========   ========      ========     =============
Beginning units                     177,337         331      2,950        14,929        98,592,900
Units issued                         62,167       2,357        215        51,013         5,290,704
Units redeemed                      (22,240)     (2,688)    (3,165)       (8,688)      (23,031,335)
                                 ----------    --------   --------      --------     -------------
Ending units                        217,264          --         --        57,254        80,852,269
                                 ==========    ========   ========      ========     =============
FOR THE YEAR ENDED
  DECEMBER 31, 2017
From operations:
   Dividends                     $   27,778    $     44   $    590      $    210     $   2,993,206
   Mortality and expense risk
     and administrative
     charges                        (22,764)        (46)      (288)         (500)       (4,959,692)
   Reimbursements of expenses            --          --         --            --         1,028,539
                                 ----------    --------   --------      --------     -------------
   Net investment income
     (loss)                           5,014          (2)       302          (290)         (937,947)
   Net realized gain (loss)            (497)          4        387           331        38,275,702
   Capital gain distribution
     from mutual funds                   --          --         --            --        41,167,708
   Change in unrealized
     appreciation
     (depreciation) of
     investments                     15,001         459      2,880         4,180       (25,807,271)
                                 ----------    --------   --------      --------     -------------
Increase (decrease) in net
  assets from operations             19,518         461      3,569         4,221        52,698,192
                                 ----------    --------   --------      --------     -------------
From contract transactions:
   Payments received from
     contract owners                479,172          --      5,000       144,233        20,156,089
   Payments for contract
     benefits or terminations       (59,050)         --         --       (13,694)      (35,074,454)
   Transfers between
     sub-accounts (including
     fixed account), net            335,698       5,661      5,894        35,252       (82,206,865)
   Contract maintenance
     charges                         (7,819)         --         (2)         (337)         (106,738)
   Adjustments to net assets
     allocated to contracts
     in payout period                    --          --         --            --           (15,384)
                                 ----------    --------   --------      --------     -------------
Increase (decrease) in net
  assets from contract
  transactions                      748,001       5,661     10,892       165,454       (97,247,352)
                                 ----------    --------   --------      --------     -------------
Increase (decrease) in net
  assets                            767,519       6,122     14,461       169,675       (44,549,160)
Net assets at beginning of
  period                          1,428,187          --     13,477            --       415,560,302
                                 ----------    --------   --------      --------     -------------
Net assets at end of period      $2,195,706    $  6,122   $ 27,938      $169,675     $ 371,011,142
                                 ==========    ========   ========      ========     =============
Beginning units                     117,329          --      1,604            --       125,520,695
Units issued                         65,596         331      1,578        16,177         5,032,084
Units redeemed                       (5,588)         --       (232)       (1,248)      (31,959,879)
                                 ----------    --------   --------      --------     -------------
Ending units                        177,337         331      2,950        14,929        98,592,900
                                 ==========    ========   ========      ========     =============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                                        Goldman
                                                                        FTVIP Franklin                 Sachs VIT   Invesco V. I.
                                                                           Founding                    Government  Balanced-Risk
                                                                            Funds      FTVIP Franklin Money Market   Commodity
                                                           Ariel Fund   Allocation VIP   Income VIP   Fund Service Strategy Fund
                                                         Investor Class  Fund Class 2   Fund Class 2     Class       Class R5
                                                         -------------- -------------- -------------- ------------ -------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                             $   3,692,089     $   135       $  43,220    $     6,161  $    375,042
   Mortality and expense risk and administrative
     charges                                                (5,067,638)        (79)        (11,615)        (5,422)   (1,779,300)
   Reimbursements of expenses                                1,084,812          --              --             --            --
                                                         -------------     -------       ---------    -----------  ------------
   Net investment income (loss)                               (290,737)         56          31,605            739    (1,404,258)
   Net realized gain (loss)                                 32,461,869         (14)          2,478             --   (17,496,898)
   Capital gain distribution from mutual funds              29,977,215         106              --             --        26,630
   Change in unrealized appreciation (depreciation)
     of investments                                       (120,797,338)     (1,361)        (84,805)            --    (3,614,834)
                                                         -------------     -------       ---------    -----------  ------------
Increase (decrease) in net assets from operations          (58,648,991)     (1,213)        (50,722)           739   (22,489,360)
                                                         -------------     -------       ---------    -----------  ------------
From contract transactions:
   Payments received from contract owners                   10,737,382       6,462          37,500        955,499    11,585,177
   Payments for contract benefits or terminations          (37,975,533)         --         (36,757)      (216,241)  (19,387,927)
   Transfers between sub-accounts (including fixed
     account), net                                         (10,579,461)        150         187,687       (690,021)  (35,092,964)
   Contract maintenance charges                               (181,022)         (5)           (107)        (2,192)      (45,298)
   Adjustments to net assets allocated to contracts in
     payout period                                               1,745          --              --             --           311
                                                         -------------     -------       ---------    -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (37,996,889)      6,607         188,323         47,045   (42,940,701)
                                                         -------------     -------       ---------    -----------  ------------
Increase (decrease) in net assets                          (96,645,880)      5,394         137,601         47,784   (65,430,061)
Net assets at beginning of period                          446,661,921       4,124         739,389        250,713   202,795,328
                                                         -------------     -------       ---------    -----------  ------------
Net assets at end of period                              $ 350,016,041     $ 9,518       $ 876,990    $   298,497  $137,365,267
                                                         =============     =======       =========    ===========  ============
Beginning units                                            113,721,677         283          52,202         25,497   301,492,189
Units issued                                                 3,984,087         459           7,984        125,675     5,715,755
Units redeemed                                             (13,078,591)        (11)         (6,794)      (120,853)  (72,983,889)
                                                         -------------     -------       ---------    -----------  ------------
Ending units                                               104,627,173         731          53,392         30,319   234,224,055
                                                         =============     =======       =========    ===========  ============
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                             $   3,018,644     $   100       $  28,428    $     1,687  $     66,040
   Mortality and expense risk and administrative
     charges                                                (5,102,412)        (49)         (9,366)        (4,548)   (1,900,230)
   Reimbursements of expenses                                1,079,854          --              --             --            --
                                                         -------------     -------       ---------    -----------  ------------
   Net investment income (loss)                             (1,003,914)         51          19,062         (2,861)   (1,834,190)
   Net realized gain (loss)                                 38,658,873           2          16,915             --   (10,250,240)
   Capital gain distribution from mutual funds              23,871,580         154              --             --            --
   Change in unrealized appreciation (depreciation)
     of investments                                           (912,128)        167          18,672             --    20,239,135
                                                         -------------     -------       ---------    -----------  ------------
Increase (decrease) in net assets from operations           60,614,411         374          54,649         (2,861)    8,154,705
                                                         -------------     -------       ---------    -----------  ------------
From contract transactions:
   Payments received from contract owners                   11,203,387          --         284,054      1,626,188    12,782,594
   Payments for contract benefits or terminations          (34,498,582)         --        (160,083)        (5,299)  (17,613,140)
   Transfers between sub-accounts (including fixed
     account), net                                         (28,680,866)        256         (84,799)    (1,541,594)    4,422,860
   Contract maintenance charges                               (216,961)         (5)            (90)        (1,085)      (69,343)
   Adjustments to net assets allocated to contracts in
     payout period                                                (944)         --              --             --         1,362
                                                         -------------     -------       ---------    -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (52,193,966)        251          39,082         78,210      (475,667)
                                                         -------------     -------       ---------    -----------  ------------
Increase (decrease) in net assets                            8,420,445         625          93,731         75,349     7,679,038
Net assets at beginning of period                          438,241,476       3,499         645,658        175,364   195,116,290
                                                         -------------     -------       ---------    -----------  ------------
Net assets at end of period                              $ 446,661,921     $ 4,124       $ 739,389    $   250,713  $202,795,328
                                                         =============     =======       =========    ===========  ============
Beginning units                                            127,747,087         266          46,142         17,691   301,402,901
Units issued                                                 1,381,299          17          17,692        168,850    30,416,078
Units redeemed                                             (15,406,709)         --         (11,632)      (161,044)  (30,326,790)
                                                         -------------     -------       ---------    -----------  ------------
Ending units                                               113,721,677         283          52,202         25,497   301,492,189
                                                         =============     =======       =========    ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                   Lord Abbett   SST SA      SST SA
                                                      Invesco V.I. Growth and  Allocation  Allocation
                                        Invesco V.I.   Growth and    Income     Balanced     Growth
                                          Comstock    Income Fund   Portfolio  Portfolio   Portfolio
                                       Fund Series II  Series II    Class VC    Class 3     Class 3
                                       -------------- ------------ ----------- ----------  ----------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                             $   16,533    $   24,449   $  2,783   $   67,553  $  111,454
   Mortality and expense risk and
     administrative charges                 (16,324)      (18,834)    (2,163)     (18,239)    (30,778)
                                         ----------    ----------   --------   ----------  ----------
   Net investment income (loss)                 209         5,615        620       49,314      80,676
   Net realized gain (loss)                   5,265         2,001        335       (1,344)      6,907
   Capital gain distribution from
     mutual funds                           113,718       128,527     15,398      130,751     237,125
   Change in unrealized appreciation
     (depreciation) of investments         (272,817)     (339,779)   (35,426)    (254,118)   (620,124)
                                         ----------    ----------   --------   ----------  ----------
Increase (decrease) in net assets
  from operations                          (153,625)     (203,636)   (19,073)     (75,397)   (295,416)
                                         ----------    ----------   --------   ----------  ----------
From contract transactions:
   Payments received from contract
     owners                                  12,511        79,435     40,825      429,934   1,709,023
   Payments for contract benefits or
     terminations                           (26,888)      (32,862)        --      (14,921)   (115,598)
   Transfers between sub-accounts
     (including fixed account), net          32,387        50,255     38,038       21,357     234,714
   Contract maintenance charges              (3,755)       (4,504)       (54)        (995)    (11,721)
                                         ----------    ----------   --------   ----------  ----------
Increase (decrease) in net assets
  from contract transactions                 14,255        92,324     78,809      435,375   1,816,418
                                         ----------    ----------   --------   ----------  ----------
Increase (decrease) in net assets          (139,370)     (111,312)    59,736      359,978   1,521,002
Net assets at beginning of period         1,148,183     1,314,135    124,750    1,048,256   1,502,872
                                         ----------    ----------   --------   ----------  ----------
Net assets at end of period              $1,008,813    $1,202,823   $184,486   $1,408,234  $3,023,874
                                         ==========    ==========   ========   ==========  ==========
Beginning units                              59,903        67,621      8,155       66,966      86,388
Units issued                                  3,382         7,448      3,741       29,760     114,294
Units redeemed                               (2,373)       (2,466)      (648)      (1,353)    (13,127)
                                         ----------    ----------   --------   ----------  ----------
Ending units                                 60,912        72,603     11,248       95,373     187,555
                                         ==========    ==========   ========   ==========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                             $   21,265    $   16,393   $  1,582   $   16,444  $   12,486
   Mortality and expense risk and
     administrative charges                 (14,877)      (17,219)    (1,310)     (13,688)    (11,824)
                                         ----------    ----------   --------   ----------  ----------
   Net investment income (loss)               6,388          (826)       272        2,756         662
   Net realized gain (loss)                   6,478           889        316      (14,107)      1,769
   Capital gain distribution from
     mutual funds                            46,587        52,749     11,529       34,102      29,087
   Change in unrealized appreciation
     (depreciation) of investments          101,060        92,463       (409)      57,363      95,231
                                         ----------    ----------   --------   ----------  ----------
Increase (decrease) in net assets
  from operations                           160,513       145,275     11,708       80,114     126,749
                                         ----------    ----------   --------   ----------  ----------
From contract transactions:
   Payments received from contract
     owners                                  25,994        24,304     41,668       55,318     703,946
   Payments for contract benefits or
     terminations                           (34,349)      (43,258)        --     (204,324)     (3,002)
   Transfers between sub-accounts
     (including fixed account), net          68,844       104,325    (19,855)     626,406     170,383
   Contract maintenance charges              (4,359)       (5,230)       (39)        (379)     (1,257)
                                         ----------    ----------   --------   ----------  ----------
Increase (decrease) in net assets
  from contract transactions                 56,130        80,141     21,774      477,021     870,070
                                         ----------    ----------   --------   ----------  ----------
Increase (decrease) in net assets           216,643       225,416     33,482      557,135     996,819
Net assets at beginning of period           931,540     1,088,719     91,268      491,121     506,053
                                         ----------    ----------   --------   ----------  ----------
Net assets at end of period              $1,148,183    $1,314,135   $124,750   $1,048,256  $1,502,872
                                         ==========    ==========   ========   ==========  ==========
Beginning units                              56,339        62,992      6,154       34,416      33,942
Units issued                                  7,920         8,339      2,086       85,392      54,076
Units redeemed                               (4,356)       (3,710)       (85)     (52,842)     (1,630)
                                         ----------    ----------   --------   ----------  ----------
Ending units                                 59,903        67,621      8,155       66,966      86,388
                                         ==========    ==========   ========   ==========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                          SST SA
                                                                 SST SA                Putnam Asset
                                                               Allocation    SST SA     Allocation    SST SA
                                                                Moderate   Allocation  Diversified  Wellington   SunAmerica
                                                                 Growth     Moderate      Growth    Real Return  2020 High
                                                               Portfolio   Portfolio    Portfolio    Portfolio   Watermark
                                                                Class 3     Class 3      Class 3      Class 3   Fund Class I
                                                               ----------  ----------  ------------ ----------- ------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                                   $  115,076  $  127,405   $   22,495  $   56,144  $        --
   Mortality and expense risk and administrative charges          (25,026)    (35,207)     (11,959)    (18,452)          --
                                                               ----------  ----------   ----------  ----------  -----------
   Net investment income (loss)                                    90,050      92,198       10,536      37,692           --
   Net realized gain (loss)                                        (8,507)       (410)        (967)     (3,557)          --
   Capital gain distribution from mutual funds                    319,378     303,100       46,478          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (560,769)   (569,317)    (182,637)    (55,616)          --
                                                               ----------  ----------   ----------  ----------  -----------
Increase (decrease) in net assets from operations                (159,848)   (174,429)    (126,590)    (21,481)          --
                                                               ----------  ----------   ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                       1,246,693     877,883      773,358     655,645           --
   Payments for contract benefits or terminations                 (70,203)    (74,674)      (4,074)    (38,827)          --
   Transfers between sub-accounts (including fixed account),
     net                                                           74,263     166,805       89,531    (160,652)          --
   Contract maintenance charges                                    (6,355)    (12,713)     (11,364)    (10,707)          --
                                                               ----------  ----------   ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions    1,244,398     957,301      847,451     445,459           --
                                                               ----------  ----------   ----------  ----------  -----------
Increase (decrease) in net assets                               1,084,550     782,872      720,861     423,978           --
Net assets at beginning of period                               1,439,760   2,211,165      500,336   1,180,311           --
                                                               ----------  ----------   ----------  ----------  -----------
Net assets at end of period                                    $2,524,310  $2,994,037   $1,221,197  $1,604,289  $        --
                                                               ==========  ==========   ==========  ==========  ===========
Beginning units                                                    88,920     136,804       41,090     102,432           --
Units issued                                                       86,398      65,991       76,937      64,563           --
Units redeemed                                                     (8,132)     (5,759)      (6,823)    (26,340)          --
                                                               ----------  ----------   ----------  ----------  -----------
Ending units                                                      167,186     197,036      111,204     140,655           --
                                                               ==========  ==========   ==========  ==========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                                   $   18,044  $   30,096   $    7,396  $   23,810  $        --
   Mortality and expense risk and administrative charges          (16,548)    (20,756)      (1,671)    (10,395)     (71,804)
                                                               ----------  ----------   ----------  ----------  -----------
   Net investment income (loss)                                     1,496       9,340        5,725      13,415      (71,804)
   Net realized gain (loss)                                        (5,656)     (1,025)       2,100        (124)    (473,245)
   Capital gain distribution from mutual funds                     41,386      44,819       38,899          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   98,025     101,694      (20,003)     (8,425)     652,345
                                                               ----------  ----------   ----------  ----------  -----------
Increase (decrease) in net assets from operations                 135,251     154,828       26,721       4,866      107,296
                                                               ----------  ----------   ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                         692,171   1,182,202      346,112     480,827          475
   Payments for contract benefits or terminations                (205,142)    (19,512)     (26,585)    (28,128)    (346,128)
   Transfers between sub-accounts (including fixed account),
     net                                                           80,304      91,540      155,496     211,909   (7,091,815)
   Contract maintenance charges                                    (2,587)     (1,262)      (1,408)     (4,798)      (2,606)
                                                               ----------  ----------   ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions      564,746   1,252,968      473,615     659,810   (7,440,074)
                                                               ----------  ----------   ----------  ----------  -----------
Increase (decrease) in net assets                                 699,997   1,407,796      500,336     664,676   (7,332,778)
Net assets at beginning of period                                 739,763     803,369           --     515,635    7,332,778
                                                               ----------  ----------   ----------  ----------  -----------
Net assets at end of period                                    $1,439,760  $2,211,165   $  500,336  $1,180,311  $        --
                                                               ==========  ==========   ==========  ==========  ===========
Beginning units                                                    52,648      56,236           --      45,485    6,492,610
Units issued                                                       53,758      81,927       49,137      59,893          272
Units redeemed                                                    (17,486)     (1,359)      (8,047)     (2,946)  (6,492,882)
                                                               ----------  ----------   ----------  ----------  -----------
Ending units                                                       88,920     136,804       41,090     102,432           --
                                                               ==========  ==========   ==========  ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                         SAST SA      SAST SA
                                                                           SAST SA AB   American      American     SAST SA
                                                               SAST SA AB  Small & Mid Funds Asset  Funds Global   American
                                                                 Growth     Cap Value  Allocation      Growth    Funds Growth
                                                               Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                                                                Class 3      Class 3     Class 3      Class 3      Class 3
                                                               ----------  ----------- -----------  ------------ ------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                                   $       --   $   2,692  $   625,303   $   18,934   $   19,680
   Mortality and expense risk and administrative charges           (8,309)     (9,933)    (231,867)     (17,665)     (21,500)
                                                               ----------   ---------  -----------   ----------   ----------
   Net investment income (loss)                                    (8,309)     (7,241)     393,436        1,269       (1,820)
   Net realized gain (loss)                                         6,942       8,134       32,357          255       (2,034)
   Capital gain distribution from mutual funds                     68,040     185,247    1,329,456      330,148      612,393
   Change in unrealized appreciation (depreciation) of
     investments                                                 (129,980)   (320,741)  (3,299,635)    (514,529)    (742,338)
                                                               ----------   ---------  -----------   ----------   ----------
Increase (decrease) in net assets from operations                 (63,307)   (134,601)  (1,544,386)    (182,857)    (133,799)
                                                               ----------   ---------  -----------   ----------   ----------
From contract transactions:
   Payments received from contract owners                         237,112      93,260   13,651,547      721,475    1,128,561
   Payments for contract benefits or terminations                 (27,709)    (35,047)    (244,459)     (32,104)     (39,366)
   Transfers between sub-accounts (including fixed account),
     net                                                          753,616     209,851    1,148,633      175,000      224,612
   Contract maintenance charges                                    (1,250)       (847)    (172,380)      (2,523)         (39)
                                                               ----------   ---------  -----------   ----------   ----------
Increase (decrease) in net assets from contract transactions      961,769     267,217   14,383,341      861,848    1,313,768
                                                               ----------   ---------  -----------   ----------   ----------
Increase (decrease) in net assets                                 898,462     132,616   12,838,955      678,991    1,179,969
Net assets at beginning of period                                 355,077     613,193   11,879,037      933,189      928,454
                                                               ----------   ---------  -----------   ----------   ----------
Net assets at end of period                                    $1,253,539   $ 745,809  $24,717,992   $1,612,180   $2,108,423
                                                               ==========   =========  ===========   ==========   ==========
Beginning units                                                    13,868      25,769      653,413       44,254       42,455
Units issued                                                       37,616      13,513      822,647       43,849       59,554
Units redeemed                                                     (2,433)     (1,738)     (32,533)      (2,447)      (3,323)
                                                               ----------   ---------  -----------   ----------   ----------
Ending units                                                       49,051      37,544    1,443,527       85,656       98,686
                                                               ==========   =========  ===========   ==========   ==========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                                   $       --   $     576  $    66,695   $    7,640   $    3,217
   Mortality and expense risk and administrative charges           (3,709)     (5,588)     (82,769)     (10,849)      (9,347)
                                                               ----------   ---------  -----------   ----------   ----------
   Net investment income (loss)                                    (3,709)     (5,012)     (16,074)      (3,209)      (6,130)
   Net realized gain (loss)                                           326       1,055       17,651       (2,095)     (13,427)
   Capital gain distribution from mutual funds                     20,634      38,797      148,773       81,302       79,109
   Change in unrealized appreciation (depreciation) of
     investments                                                   54,238      12,596      632,590      118,876       87,223
                                                               ----------   ---------  -----------   ----------   ----------
Increase (decrease) in net assets from operations                  71,489      47,436      782,940      194,874      146,775
                                                               ----------   ---------  -----------   ----------   ----------
From contract transactions:
   Payments received from contract owners                           5,590      64,410    7,408,355       45,723      237,221
   Payments for contract benefits or terminations                  (9,763)     (9,427)    (183,815)     (20,448)     (41,056)
   Transfers between sub-accounts (including fixed account),
     net                                                           65,983     169,185    1,114,066       98,216       64,734
   Contract maintenance charges                                      (967)       (965)     (51,007)      (3,004)         (33)
                                                               ----------   ---------  -----------   ----------   ----------
Increase (decrease) in net assets from contract transactions       60,843     223,203    8,287,599      120,487      260,866
                                                               ----------   ---------  -----------   ----------   ----------
Increase (decrease) in net assets                                 132,332     270,639    9,070,539      315,361      407,641
Net assets at beginning of period                                 222,745     342,554    2,808,498      617,828      520,813
                                                               ----------   ---------  -----------   ----------   ----------
Net assets at end of period                                    $  355,077   $ 613,193  $11,879,037   $  933,189   $  928,454
                                                               ==========   =========  ===========   ==========   ==========
Beginning units                                                    11,303      16,090      180,815       37,883       30,147
Units issued                                                        4,032      10,589      490,926       10,463       15,003
Units redeemed                                                     (1,467)       (910)     (18,328)      (4,092)      (2,695)
                                                               ----------   ---------  -----------   ----------   ----------
Ending units                                                       13,868      25,769      653,413       44,254       42,455
                                                               ==========   =========  ===========   ==========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                              SAST SA
                                                                              American
                                                                 SAST SA     Funds VCP     SAST SA       SAST SA
                                                                American      Managed     BlackRock       Boston      SAST SA
                                                              Funds Growth-    Asset     VCP Global      Company      Columbia
                                                                 Income      Allocation  Multi Asset  Capital Growth Technology
                                                                Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                                                 Class 3      Class 3      Class 3       Class 3      Class 3
                                                              ------------- -----------  -----------  -------------- ----------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                                   $   78,792   $   732,514  $   275,158    $   1,416    $      --
   Mortality and expense risk and administrative charges          (32,914)     (552,535)    (305,820)      (6,480)      (4,141)
                                                               ----------   -----------  -----------    ---------    ---------
   Net investment income (loss)                                    45,878       179,979      (30,662)      (5,064)      (4,141)
   Net realized gain (loss)                                        (6,755)      283,687       87,723      (53,991)      10,411
   Capital gain distribution from mutual funds                    662,057     2,447,027    1,798,200      227,400       61,947
   Change in unrealized appreciation (depreciation) of
     investments                                                 (845,158)   (6,036,904)  (3,642,677)     (97,903)    (122,169)
                                                               ----------   -----------  -----------    ---------    ---------
Increase (decrease) in net assets from operations                (143,978)   (3,126,211)  (1,787,416)      70,442      (53,952)
                                                               ----------   -----------  -----------    ---------    ---------
From contract transactions:
   Payments received from contract owners                       1,259,097    13,625,164    5,088,382        3,911      175,083
   Payments for contract benefits or terminations                 (30,526)   (1,692,288)    (725,102)     (11,308)     (15,426)
   Transfers between sub-accounts (including fixed
     account), net                                                315,810     1,385,662      940,590     (600,222)     101,498
   Contract maintenance charges                                    (1,039)     (385,419)    (221,928)      (1,621)         (45)
                                                               ----------   -----------  -----------    ---------    ---------
Increase (decrease) in net assets from contract transactions    1,543,342    12,933,119    5,081,942     (609,240)     261,110
                                                               ----------   -----------  -----------    ---------    ---------
Increase (decrease) in net assets                               1,399,364     9,806,908    3,294,526     (538,798)     207,158
Net assets at beginning of period                               1,738,836    36,220,476   21,210,431      538,798      190,104
                                                               ----------   -----------  -----------    ---------    ---------
Net assets at end of period                                    $3,138,200   $46,027,384  $24,504,957    $      --    $ 397,262
                                                               ==========   ===========  ===========    =========    =========
Beginning units                                                    86,728     2,576,285    1,843,729       29,288        7,031
Units issued                                                       77,742     1,151,719      604,658          289       10,375
Units redeemed                                                     (2,296)     (236,375)    (159,812)     (29,577)      (1,121)
                                                               ----------   -----------  -----------    ---------    ---------
Ending units                                                      162,174     3,491,629    2,288,575           --       16,285
                                                               ==========   ===========  ===========    =========    =========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                                   $   22,962   $   230,008  $     2,077    $     450    $      --
   Mortality and expense risk and administrative charges          (18,354)     (371,576)    (218,922)      (7,023)      (1,467)
                                                               ----------   -----------  -----------    ---------    ---------
   Net investment income (loss)                                     4,608      (141,568)    (216,845)      (6,573)      (1,467)
   Net realized gain (loss)                                        (1,095)       83,555       25,632        4,729        4,334
   Capital gain distribution from mutual funds                    177,286       624,976       66,411        5,181       17,366
   Change in unrealized appreciation (depreciation) of
     investments                                                   68,074     2,761,450    1,752,526       93,307        5,883
                                                               ----------   -----------  -----------    ---------    ---------
Increase (decrease) in net assets from operations                 248,873     3,328,413    1,627,724       96,644       26,116
                                                               ----------   -----------  -----------    ---------    ---------
From contract transactions:
   Payments received from contract owners                         113,633    10,685,745    6,073,247       15,446       42,385
   Payments for contract benefits or terminations                 (24,533)     (434,630)    (283,744)     (16,124)     (11,785)
   Transfers between sub-accounts (including fixed
     account), net                                                434,843     2,693,131    2,388,219       24,919       66,970
   Contract maintenance charges                                    (1,220)     (266,188)    (175,550)      (2,340)         (51)
                                                               ----------   -----------  -----------    ---------    ---------
Increase (decrease) in net assets from contract transactions      522,723    12,678,058    8,002,172       21,901       97,519
                                                               ----------   -----------  -----------    ---------    ---------
Increase (decrease) in net assets                                 771,596    16,006,471    9,629,896      118,545      123,635
Net assets at beginning of period                                 967,240    20,214,005   11,580,535      420,253       66,469
                                                               ----------   -----------  -----------    ---------    ---------
Net assets at end of period                                    $1,738,836   $36,220,476  $21,210,431    $ 538,798    $ 190,104
                                                               ==========   ===========  ===========    =========    =========
Beginning units                                                    58,048     1,625,830    1,113,436       27,812        3,283
Units issued                                                       30,760     1,043,580      791,125        3,786        4,664
Units redeemed                                                     (2,080)      (93,125)     (60,832)      (2,310)        (916)
                                                               ----------   -----------  -----------    ---------    ---------
Ending units                                                       86,728     2,576,285    1,843,729       29,288        7,031
                                                               ==========   ===========  ===========    =========    =========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                        SAST SA
                                                                        SAST SA         Fidelity
                                        SAST SA DFA    SAST SA Dogs    Federated     Institutional       SAST SA
                                        Ultra Short   of Wall Street   Corporate       AM(R) Real     Fixed Income
                                       Bond Portfolio   Portfolio    Bond Portfolio Estate Portfolio Index Portfolio
                                          Class 3        Class 3        Class 3         Class 3          Class 3
                                       -------------- -------------- -------------- ---------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                             $   6,953      $   46,361     $  128,690       $  2,089        $ 19,462
   Mortality and expense risk and
     administrative charges                 (8,398)        (27,411)       (42,617)        (1,323)         (5,291)
                                         ---------      ----------     ----------       --------        --------
   Net investment income (loss)             (1,445)         18,950         86,073            766          14,171
   Net realized gain (loss)                  1,457           9,604        (30,849)        (3,104)         (1,966)
   Capital gain distribution from
     mutual funds                               --         245,348         24,955          6,624              --
   Change in unrealized appreciation
     (depreciation) of investments             888        (313,034)      (217,200)       (11,569)         (9,662)
                                         ---------      ----------     ----------       --------        --------
Increase (decrease) in net assets
  from operations                              900         (39,132)      (137,021)        (7,283)          2,543
                                         ---------      ----------     ----------       --------        --------
From contract transactions:
   Payments received from contract
     owners                                208,465         187,227        540,957          5,012         331,209
   Payments for contract benefits or
     terminations                         (239,271)       (126,304)      (385,795)        (6,384)        (10,422)
   Transfers between sub-accounts
     (including fixed account), net        337,293          29,782        (38,691)           887         285,369
   Contract maintenance charges             (7,160)         (2,394)       (18,583)          (232)         (2,123)
                                         ---------      ----------     ----------       --------        --------
Increase (decrease) in net assets
  from contract transactions               299,327          88,311         97,888           (717)        604,033
                                         ---------      ----------     ----------       --------        --------
Increase (decrease) in net assets          300,227          49,179        (39,133)        (8,000)        606,576
Net assets at beginning of period          505,905       1,938,614      3,117,512         94,373          42,630
                                         ---------      ----------     ----------       --------        --------
Net assets at end of period              $ 806,132      $1,987,793     $3,078,379       $ 86,373        $649,206
                                         =========      ==========     ==========       ========        ========
Beginning units                             56,923          74,886        176,949          7,236           4,255
Units issued                                70,683          13,071         53,372          1,060          68,330
Units redeemed                             (37,960)         (9,645)       (48,518)        (1,086)         (6,383)
                                         ---------      ----------     ----------       --------        --------
Ending units                                89,646          78,312        181,803          7,210          66,202
                                         =========      ==========     ==========       ========        ========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                             $     117      $   36,619     $  117,887       $  1,991        $     --
   Mortality and expense risk and
     administrative charges                 (4,318)        (21,942)       (35,259)          (946)            (47)
                                         ---------      ----------     ----------       --------        --------
   Net investment income (loss)             (4,201)         14,677         82,628          1,045             (47)
   Net realized gain (loss)                     14          16,246          1,464            (14)             --
   Capital gain distribution from
     mutual funds                               --         139,912         12,653         10,243              --
   Change in unrealized appreciation
     (depreciation) of investments           1,164          89,653         19,531         (8,940)             92
                                         ---------      ----------     ----------       --------        --------
Increase (decrease) in net assets
  from operations                           (3,023)        260,488        116,276          2,334              45
                                         ---------      ----------     ----------       --------        --------
From contract transactions:
   Payments received from contract
     owners                                182,369         296,315        434,697         24,113          42,176
   Payments for contract benefits or
     terminations                           (9,449)       (141,448)       (98,260)          (356)             --
   Transfers between sub-accounts
     (including fixed account), net        130,104         205,044        564,661         14,604             409
   Contract maintenance charges             (3,227)         (2,703)       (15,389)          (259)             --
                                         ---------      ----------     ----------       --------        --------
Increase (decrease) in net assets
  from contract transactions               299,797         357,208        885,709         38,102          42,585
                                         ---------      ----------     ----------       --------        --------
Increase (decrease) in net assets          296,774         617,696      1,001,985         40,436          42,630
Net assets at beginning of period          209,131       1,320,918      2,115,527         53,937              --
                                         ---------      ----------     ----------       --------        --------
Net assets at end of period              $ 505,905      $1,938,614     $3,117,512       $ 94,373        $ 42,630
                                         =========      ==========     ==========       ========        ========
Beginning units                             22,197          59,711        126,890          4,272              --
Units issued                                36,136          22,961         56,745          3,138           4,255
Units redeemed                              (1,410)         (7,786)        (6,686)          (174)             --
                                         ---------      ----------     ----------       --------        --------
Ending units                                56,923          74,886        176,949          7,236           4,255
                                         =========      ==========     ==========       ========        ========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                       SAST SA         SAST SA        SAST SA        SAST SA        SAST SA
                                                    Fixed Income   Franklin Small   Global Index   Global Index   Global Index
                                                    Intermediate       Company     Allocation 60- Allocation 75- Allocation 90-
                                                   Index Portfolio Value Portfolio  40 Portfolio   25 Portfolio   10 Portfolio
                                                       Class 3         Class 3        Class 3        Class 3        Class 3
                                                   --------------- --------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                          $  3,935        $   2,984       $  3,955       $ 10,576       $ 22,167
   Mortality and expense risk and administrative
     charges                                            (1,492)          (4,812)          (210)        (1,433)        (2,470)
                                                      --------        ---------       --------       --------       --------
   Net investment income (loss)                          2,443           (1,828)         3,745          9,143         19,697
   Net realized gain (loss)                                (46)             423            (10)          (451)          (123)
   Capital gain distribution from mutual funds              --           56,889             50            182            133
   Change in unrealized appreciation
     (depreciation) of investments                        (653)        (112,773)        (6,567)       (43,327)       (96,840)
                                                      --------        ---------       --------       --------       --------
Increase (decrease) in net assets from operations        1,744          (57,289)        (2,782)       (34,453)       (77,133)
                                                      --------        ---------       --------       --------       --------
From contract transactions:
   Payments received from contract owners              196,561           87,517        145,184        421,919        900,752
   Payments for contract benefits or terminations       (3,663)         (13,127)            (5)        (3,658)       (10,797)
   Transfers between sub-accounts (including
     fixed account), net                                (3,762)          16,596            537          3,401         25,809
   Contract maintenance charges                         (1,163)            (921)            (1)          (855)          (722)
                                                      --------        ---------       --------       --------       --------
Increase (decrease) in net assets from contract
  transactions                                         187,973           90,065        145,715        420,807        915,042
                                                      --------        ---------       --------       --------       --------
Increase (decrease) in net assets                      189,717           32,776        142,933        386,354        837,909
Net assets at beginning of period                           --          330,857             --             --             --
                                                      --------        ---------       --------       --------       --------
Net assets at end of period                           $189,717        $ 363,633       $142,933       $386,354       $837,909
                                                      ========        =========       ========       ========       ========
Beginning units                                             --           16,956             --             --             --
Units issued                                            21,085            5,800         15,395         42,950        104,354
Units redeemed                                          (1,784)            (984)           (80)          (737)       (10,784)
                                                      --------        ---------       --------       --------       --------
Ending units                                            19,301           21,772         15,315         42,213         93,570
                                                      ========        =========       ========       ========       ========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                          $     --        $   1,145       $     --       $     --       $     --
   Mortality and expense risk and administrative
     charges                                                --           (3,887)            --             --             --
                                                      --------        ---------       --------       --------       --------
   Net investment income (loss)                             --           (2,742)            --             --             --
   Net realized gain (loss)                                 --              250             --             --             --
   Capital gain distribution from mutual funds              --           35,900             --             --             --
   Change in unrealized appreciation
     (depreciation) of investments                          --          (10,192)            --             --             --
                                                      --------        ---------       --------       --------       --------
Increase (decrease) in net assets from operations           --           23,216             --             --             --
                                                      --------        ---------       --------       --------       --------
From contract transactions:
   Payments received from contract owners                   --           36,194             --             --             --
   Payments for contract benefits or terminations           --           (9,124)            --             --             --
   Transfers between sub-accounts (including
     fixed account), net                                    --           23,682             --             --             --
   Contract maintenance charges                             --           (1,095)            --             --             --
                                                      --------        ---------       --------       --------       --------
Increase (decrease) in net assets from contract
  transactions                                              --           49,657             --             --             --
                                                      --------        ---------       --------       --------       --------
Increase (decrease) in net assets                           --           72,873             --             --             --
Net assets at beginning of period                           --          257,984             --             --             --
                                                      --------        ---------       --------       --------       --------
Net assets at end of period                           $     --        $ 330,857       $     --       $     --       $     --
                                                      ========        =========       ========       ========       ========
Beginning units                                             --           14,310             --             --             --
Units issued                                                --            3,447             --             --             --
Units redeemed                                              --             (801)            --             --             --
                                                      --------        ---------       --------       --------       --------
Ending units                                                --           16,956             --             --             --
                                                      ========        =========       ========       ========       ========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                          SAST SA
                                           SAST SA        Goldman        SAST SA        SAST SA        SAST SA
                                           Goldman      Sachs Multi-      Index          Index          Index
                                         Sachs Global  Asset Insights Allocation 60- Allocation 80- Allocation 90-
                                        Bond Portfolio   Portfolio     40 Portfolio   20 Portfolio   10 Portfolio
                                           Class 3        Class 3        Class 3        Class 3        Class 3
                                        -------------- -------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                              $   65,933      $  1,261      $   58,430     $  177,405    $   721,587
   Mortality and expense risk and
     administrative charges                  (21,105)         (685)        (16,278)       (56,341)      (223,620)
                                          ----------      --------      ----------     ----------    -----------
   Net investment income (loss)               44,828           576          42,152        121,064        497,967
   Net realized gain (loss)                  (19,163)          (33)            974         11,544         51,118
   Capital gain distribution from
     mutual funds                                 --           769          12,230         41,072        163,016
   Change in unrealized appreciation
     (depreciation) of investments           (86,111)      (10,898)       (184,724)      (674,953)    (3,122,043)
                                          ----------      --------      ----------     ----------    -----------
Increase (decrease) in net assets from
  operations                                 (60,446)       (9,586)       (129,368)      (501,273)    (2,409,942)
                                          ----------      --------      ----------     ----------    -----------
From contract transactions:
   Payments received from contract
     owners                                  309,039       131,506       1,432,558      4,591,241     18,614,531
   Payments for contract benefits or
     terminations                            (92,736)         (587)       (119,037)       (73,737)      (745,224)
   Transfers between sub-accounts
     (including fixed account), net          (29,102)          871         360,496        190,443        989,512
   Contract maintenance charges              (10,914)         (557)         (6,352)       (44,549)      (192,228)
                                          ----------      --------      ----------     ----------    -----------
Increase (decrease) in net assets from
  contract transactions                      176,287       131,233       1,667,665      4,663,398     18,666,591
                                          ----------      --------      ----------     ----------    -----------
Increase (decrease) in net assets            115,841       121,647       1,538,297      4,162,125     16,256,649
Net assets at beginning of period          1,552,906        15,048         433,934      1,606,337      6,466,080
                                          ----------      --------      ----------     ----------    -----------
Net assets at end of period               $1,668,747      $136,695      $1,972,231     $5,768,462    $22,722,729
                                          ==========      ========      ==========     ==========    ===========
Beginning units                              123,240         1,461          39,466        142,179        563,893
Units issued                                  48,777        13,383         163,710        423,719      1,719,245
Units redeemed                               (34,677)         (161)        (12,329)       (11,405)      (110,041)
                                          ----------      --------      ----------     ----------    -----------
Ending units                                 137,340        14,683         190,847        554,493      2,173,097
                                          ==========      ========      ==========     ==========    ===========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                              $   37,176      $     --      $    1,959     $   15,637    $    65,870
   Mortality and expense risk and
     administrative charges                  (15,853)           (3)         (1,093)        (5,144)       (28,123)
                                          ----------      --------      ----------     ----------    -----------
   Net investment income (loss)               21,323            (3)            866         10,493         37,747
   Net realized gain (loss)                      730            --              50            560         53,769
   Capital gain distribution from
     mutual funds                                 --            --           1,999          8,320         30,340
   Change in unrealized appreciation
     (depreciation) of investments            30,922            49           5,683         38,190        238,071
                                          ----------      --------      ----------     ----------    -----------
Increase (decrease) in net assets from
  operations                                  52,975            46           8,598         57,563        359,927
                                          ----------      --------      ----------     ----------    -----------
From contract transactions:
   Payments received from contract
     owners                                  310,519        15,031         393,279      1,555,667      5,890,633
   Payments for contract benefits or
     terminations                            (47,391)           --          (2,684)        (1,102)       (25,796)
   Transfers between sub-accounts
     (including fixed account), net          307,430           (29)         34,877         (2,119)       262,089
   Contract maintenance charges               (9,157)           --            (136)        (3,672)       (20,773)
                                          ----------      --------      ----------     ----------    -----------
Increase (decrease) in net assets from
  contract transactions                      561,401        15,002         425,336      1,548,774      6,106,153
                                          ----------      --------      ----------     ----------    -----------
Increase (decrease) in net assets            614,376        15,048         433,934      1,606,337      6,466,080
Net assets at beginning of period            938,530            --              --             --             --
                                          ----------      --------      ----------     ----------    -----------
Net assets at end of period               $1,552,906      $ 15,048      $  433,934     $1,606,337    $ 6,466,080
                                          ==========      ========      ==========     ==========    ===========
Beginning units                               78,294            --              --             --             --
Units issued                                  49,882         1,464          39,734        142,829        626,072
Units redeemed                                (4,936)           (3)           (268)          (650)       (62,179)
                                          ----------      --------      ----------     ----------    -----------
Ending units                                 123,240         1,461          39,466        142,179        563,893
                                          ==========      ========      ==========     ==========    ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                  SAST SA                   SAST SA    SAST SA
                                                                                  Invesco       SAST SA      Janus    JPMorgan
                                                                   SAST SA        Growth      Invesco VCP   Focused  Diversified
                                                                International  Opportunities Equity-Income  Growth    Balanced
                                                               Index Portfolio   Portfolio     Portfolio   Portfolio  Portfolio
                                                                   Class 3        Class 3       Class 3     Class 3    Class 3
                                                               --------------- ------------- ------------- --------- -----------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                                      $  1,767       $     --     $   510,595  $     --  $   22,489
   Mortality and expense risk and administrative charges              (957)        (1,092)       (241,553)   (5,403)    (18,316)
                                                                  --------       --------     -----------  --------  ----------
   Net investment income (loss)                                        810         (1,092)        269,042    (5,403)      4,173
   Net realized gain (loss)                                           (323)           379         132,270     3,836       2,697
   Capital gain distribution from mutual funds                         154         15,347         546,830    28,695     102,776
   Change in unrealized appreciation (depreciation) of
     investments                                                   (15,591)       (28,934)     (3,248,371)  (27,536)   (264,617)
                                                                  --------       --------     -----------  --------  ----------
Increase (decrease) in net assets from operations                  (14,950)       (14,300)     (2,300,229)     (408)   (154,971)
                                                                  --------       --------     -----------  --------  ----------
From contract transactions:
   Payments received from contract owners                           40,858         76,376       4,237,814    18,212     657,764
   Payments for contract benefits or terminations                   (3,180)        (4,313)     (1,018,866)   (8,277)    (41,767)
   Transfers between sub-accounts (including fixed account),
     net                                                            57,703            811         916,561    (6,069)     47,562
   Contract maintenance charges                                         --             (5)       (177,129)     (788)    (11,797)
                                                                  --------       --------     -----------  --------  ----------
Increase (decrease) in net assets from contract transactions        95,381         72,869       3,958,380     3,078     651,762
                                                                  --------       --------     -----------  --------  ----------
Increase (decrease) in net assets                                   80,431         58,569       1,658,151     2,670     496,791
Net assets at beginning of period                                    9,104         65,349      17,272,557   348,761   1,092,156
                                                                  --------       --------     -----------  --------  ----------
Net assets at end of period                                       $ 89,535       $123,918     $18,930,708  $351,431  $1,588,947
                                                                  ========       ========     ===========  ========  ==========
Beginning units                                                        880          2,940       1,291,189    17,257      59,487
Units issued                                                         9,839          3,320         420,126     1,438      38,727
Units redeemed                                                        (489)          (221)       (116,760)   (1,234)     (3,606)
                                                                  --------       --------     -----------  --------  ----------
Ending units                                                        10,230          6,039       1,594,555    17,461      94,608
                                                                  ========       ========     ===========  ========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                                      $     --       $     --     $   133,133  $     --  $   12,653
   Mortality and expense risk and administrative charges                (2)          (560)       (176,903)   (4,431)     (9,879)
                                                                  --------       --------     -----------  --------  ----------
   Net investment income (loss)                                         (2)          (560)        (43,770)   (4,431)      2,774
   Net realized gain (loss)                                             --            (66)         32,762      (993)      2,356
   Capital gain distribution from mutual funds                          --          1,707              --    25,844      43,921
   Change in unrealized appreciation (depreciation) of
     investments                                                        49          7,532       1,183,046    54,065      46,076
                                                                  --------       --------     -----------  --------  ----------
Increase (decrease) in net assets from operations                       47          8,613       1,172,038    74,485      95,127
                                                                  --------       --------     -----------  --------  ----------
From contract transactions:
   Payments received from contract owners                            9,122         13,200       4,629,708    17,289     232,810
   Payments for contract benefits or terminations                       --             --        (312,488)   (6,281)    (26,744)
   Transfers between sub-accounts (including fixed account),
     net                                                               (65)        14,920       2,030,602     7,198     200,520
   Contract maintenance charges                                         --             (5)       (126,665)     (927)     (5,387)
                                                                  --------       --------     -----------  --------  ----------
Increase (decrease) in net assets from contract transactions         9,057         28,115       6,221,157    17,279     401,199
                                                                  --------       --------     -----------  --------  ----------
Increase (decrease) in net assets                                    9,104         36,728       7,393,195    91,764     496,326
Net assets at beginning of period                                       --         28,621       9,879,362   256,997     595,830
                                                                  --------       --------     -----------  --------  ----------
Net assets at end of period                                       $  9,104       $ 65,349     $17,272,557  $348,761  $1,092,156
                                                                  ========       ========     ===========  ========  ==========
Beginning units                                                         --          1,591         802,230    16,283      36,719
Units issued                                                           886          1,413         540,099     2,229      25,141
Units redeemed                                                          (6)           (64)        (51,140)   (1,255)     (2,373)
                                                                  --------       --------     -----------  --------  ----------
Ending units                                                           880          2,940       1,291,189    17,257      59,487
                                                                  ========       ========     ===========  ========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                         SAST SA
                                        JPMorgan     SAST SA        SAST SA        SAST SA        SAST SA
                                        Emerging    JPMorgan       JPMorgan        JPMorgan    JPMorgan Mid-
                                         Markets  Equity-Income Global Equities    MFS Core     Cap Growth
                                        Portfolio   Portfolio      Portfolio    Bond Portfolio   Portfolio
                                         Class 3     Class 3        Class 3        Class 3        Class 3
                                        --------- ------------- --------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                            $  8,170   $   26,026      $    697       $   88,548     $     --
   Mortality and expense risk and
     administrative charges               (4,387)     (19,116)         (332)         (50,552)      (2,840)
                                        --------   ----------      --------       ----------     --------
   Net investment income (loss)            3,783        6,910           365           37,996       (2,840)
   Net realized gain (loss)                4,537       12,005           (58)         (13,702)       1,432
   Capital gain distribution from
     mutual funds                             --       86,955         6,059               --       29,091
   Change in unrealized appreciation
     (depreciation) of investments       (82,879)    (189,496)      (12,666)         (90,991)     (48,810)
                                        --------   ----------      --------       ----------     --------
Increase (decrease) in net assets from
  operations                             (74,559)     (83,626)       (6,300)         (66,697)     (21,127)
                                        --------   ----------      --------       ----------     --------
From contract transactions:
   Payments received from contract
     owners                              141,449       78,261        14,191          537,777       54,838
   Payments for contract benefits or
     terminations                         (6,140)     (33,872)         (558)         (89,633)      (7,598)
   Transfers between sub-accounts
     (including fixed account), net       23,497      (11,373)       30,990           67,921       44,470
   Contract maintenance charges             (848)      (4,549)          (10)         (22,635)         (25)
                                        --------   ----------      --------       ----------     --------
Increase (decrease) in net assets from
  contract transactions                  157,958       28,467        44,613          493,430       91,685
                                        --------   ----------      --------       ----------     --------
Increase (decrease) in net assets         83,399      (55,159)       38,313          426,733       70,558
Net assets at beginning of period        277,098    1,335,206         4,978        3,404,288      160,286
                                        --------   ----------      --------       ----------     --------
Net assets at end of period             $360,497   $1,280,047      $ 43,291       $3,831,021     $230,844
                                        ========   ==========      ========       ==========     ========
Beginning units                           20,297       67,111           319          240,116        6,478
Units issued                              14,414        4,776         2,968           65,937        3,960
Units redeemed                            (1,390)      (3,444)          (43)         (31,302)        (525)
                                        --------   ----------      --------       ----------     --------
Ending units                              33,321       68,443         3,244          274,751        9,913
                                        ========   ==========      ========       ==========     ========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                            $  4,400   $   24,506      $     74       $   65,450     $     --
   Mortality and expense risk and
     administrative charges               (3,398)     (16,995)          (43)         (36,616)      (1,454)
                                        --------   ----------      --------       ----------     --------
   Net investment income (loss)            1,002        7,511            31           28,834       (1,454)
   Net realized gain (loss)                6,526        9,594             6             (851)        (599)
   Capital gain distribution from
     mutual funds                             --       64,392            --               --        5,804
   Change in unrealized appreciation
     (depreciation) of investments        71,416      106,519           617           26,744       19,083
                                        --------   ----------      --------       ----------     --------
Increase (decrease) in net assets from
  operations                              78,944      188,016           654           54,727       22,834
                                        --------   ----------      --------       ----------     --------
From contract transactions:
   Payments received from contract
     owners                               22,251       51,908         1,279          849,378       72,022
   Payments for contract benefits or
     terminations                         (7,408)     (43,467)           --          (88,512)      (1,194)
   Transfers between sub-accounts
     (including fixed account), net       (5,406)      77,899         1,250          536,163         (931)
   Contract maintenance charges           (1,060)      (5,263)           (5)         (15,070)         (21)
                                        --------   ----------      --------       ----------     --------
Increase (decrease) in net assets from
  contract transactions                    8,377       81,077         2,524        1,281,959       69,876
                                        --------   ----------      --------       ----------     --------
Increase (decrease) in net assets         87,321      269,093         3,178        1,336,686       92,710
Net assets at beginning of period        189,777    1,066,113         1,800        2,067,602       67,576
                                        --------   ----------      --------       ----------     --------
Net assets at end of period             $277,098   $1,335,206      $  4,978       $3,404,288     $160,286
                                        ========   ==========      ========       ==========     ========
Beginning units                           19,458       62,380           141          150,574        3,481
Units issued                               3,751        9,081           178           97,383        3,281
Units redeemed                            (2,912)      (4,350)           --           (7,841)        (284)
                                        --------   ----------      --------       ----------     --------
Ending units                              20,297       67,111           319          240,116        6,478
                                        ========   ==========      ========       ==========     ========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                          SAST SA                      SAST SA    SAST SA Legg
                                         Large Cap       SAST SA      Large Cap     Mason BW      SAST SA Legg
                                        Growth Index    Large Cap    Value Index    Large Cap    Mason Tactical
                                         Portfolio   Index Portfolio  Portfolio  Value Portfolio Opportunities
                                          Class 3        Class 3       Class 3       Class 3        Class 3
                                        ------------ --------------- ----------- --------------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                               $   --       $  3,562       $   93       $  12,504       $  1,337
   Mortality and expense risk and
     administrative charges                    --           (934)         (15)        (12,308)          (798)
                                           ------       --------       ------       ---------       --------
   Net investment income (loss)                --          2,628           78             196            539
   Net realized gain (loss)                    --              8           (1)         (1,843)            24
   Capital gain distribution from
     mutual funds                              --          3,584           11          71,675            183
   Change in unrealized appreciation
     (depreciation) of investments             --        (16,516)        (704)       (157,988)        (9,597)
                                           ------       --------       ------       ---------       --------
Increase (decrease) in net assets from
  operations                                   --        (10,296)        (616)        (87,960)        (8,851)
                                           ------       --------       ------       ---------       --------
From contract transactions:
   Payments received from contract
     owners                                 6,250         54,915           --           5,454         70,264
   Payments for contract benefits or
     terminations                              --         (2,435)          --         (21,052)        (1,296)
   Transfers between sub-accounts
     (including fixed account), net            --         77,621        7,275          49,446         25,825
   Contract maintenance charges                --             --           --          (2,679)          (650)
                                           ------       --------       ------       ---------       --------
Increase (decrease) in net assets from
  contract transactions                     6,250        130,101        7,275          31,169         94,143
                                           ------       --------       ------       ---------       --------
Increase (decrease) in net assets           6,250        119,805        6,659         (56,791)        85,292
Net assets at beginning of period              --          3,642           --         855,318         28,331
                                           ------       --------       ------       ---------       --------
Net assets at end of period                $6,250       $123,447       $6,659       $ 798,527       $113,623
                                           ======       ========       ======       =========       ========
Beginning units                                --            347           --          44,911          2,755
Units issued                                  653         12,465          717           3,782         12,868
Units redeemed                                 --           (245)          --          (2,048)        (3,732)
                                           ------       --------       ------       ---------       --------
Ending units                                  653         12,567          717          46,645         11,891
                                           ======       ========       ======       =========       ========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                               $   --       $     --       $   --       $  11,807       $     41
   Mortality and expense risk and
     administrative charges                    --             (1)          --         (10,382)           (19)
                                           ------       --------       ------       ---------       --------
   Net investment income (loss)                --             (1)          --           1,425             22
   Net realized gain (loss)                    --             --           --          (9,961)            --
   Capital gain distribution from
     mutual funds                              --             --           --          26,645             --
   Change in unrealized appreciation
     (depreciation) of investments             --            (12)          --         110,084            300
                                           ------       --------       ------       ---------       --------
Increase (decrease) in net assets from
  operations                                   --            (13)          --         128,193            322
                                           ------       --------       ------       ---------       --------
From contract transactions:
   Payments received from contract
     owners                                    --          3,649           --          79,986         27,981
   Payments for contract benefits or
     terminations                              --             --           --         (24,337)            --
   Transfers between sub-accounts
     (including fixed account), net            --              6           --          37,665             28
   Contract maintenance charges                --             --           --          (3,086)            --
                                           ------       --------       ------       ---------       --------
Increase (decrease) in net assets from
  contract transactions                        --          3,655           --          90,228         28,009
                                           ------       --------       ------       ---------       --------
Increase (decrease) in net assets              --          3,642           --         218,421         28,331
Net assets at beginning of period              --             --           --         636,897             --
                                           ------       --------       ------       ---------       --------
Net assets at end of period                $   --       $  3,642       $   --       $ 855,318       $ 28,331
                                           ======       ========       ======       =========       ========
Beginning units                                --             --           --          39,617             --
Units issued                                   --            347           --           8,255          2,755
Units redeemed                                 --             --           --          (2,961)            --
                                           ------       --------       ------       ---------       --------
Ending units                                   --            347           --          44,911          2,755
                                           ======       ========       ======       =========       ========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                        SAST SA MFS   SAST SA MFS
                                         Blue Chip   Massachusetts    SAST SA MFS   SAST SA MFS  SAST SA Mid
                                          Growth    Investors Trust Telecom Utility Total Return  Cap Index
                                         Portfolio     Portfolio       Portfolio     Portfolio    Portfolio
                                          Class 3       Class 3         Class 3       Class 3      Class 3
                                        ----------- --------------- --------------- ------------ -----------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                             $   1,048    $    7,414       $  1,619      $  17,239    $  1,328
   Mortality and expense risk and
     administrative charges                 (9,904)      (18,916)          (385)        (9,522)     (1,816)
                                         ---------    ----------       --------      ---------    --------
   Net investment income (loss)             (8,856)      (11,502)         1,234          7,717        (488)
   Net realized gain (loss)                 16,350        11,397         (2,951)       (11,567)        (81)
   Capital gain distribution from
     mutual funds                           53,513       120,662          4,854         52,004       5,433
   Change in unrealized appreciation
     (depreciation) of investments        (104,624)     (212,561)        (2,188)      (108,373)    (33,561)
                                         ---------    ----------       --------      ---------    --------
Increase (decrease) in net assets from
  operations                               (43,617)      (92,004)           949        (60,219)    (28,697)
                                         ---------    ----------       --------      ---------    --------
From contract transactions:
   Payments received from contract
     owners                                 22,174        46,980             --        225,398     115,977
   Payments for contract benefits or
     terminations                          (14,348)      (37,870)            --         (8,398)     (5,903)
   Transfers between sub-accounts
     (including fixed account), net         (5,605)       42,305        (37,774)        12,180      75,691
   Contract maintenance charges             (2,122)       (4,179)            --         (5,828)         --
                                         ---------    ----------       --------      ---------    --------
Increase (decrease) in net assets from
  contract transactions                         99        47,236        (37,774)       223,352     185,765
                                         ---------    ----------       --------      ---------    --------
Increase (decrease) in net assets          (43,518)      (44,768)       (36,825)       163,133     157,068
Net assets at beginning of period          693,096     1,281,620         36,825        703,882      22,760
                                         ---------    ----------       --------      ---------    --------
Net assets at end of period              $ 649,578    $1,236,852       $     --      $ 867,015    $179,828
                                         =========    ==========       ========      =========    ========
Beginning units                             32,737        59,144          1,893         41,469       2,178
Units issued                                 2,309         5,167             10         18,109      18,187
Units redeemed                              (2,108)       (3,018)        (1,903)        (4,752)       (580)
                                         ---------    ----------       --------      ---------    --------
Ending units                                32,938        61,293             --         54,826      19,785
                                         =========    ==========       ========      =========    ========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                             $   2,950    $    9,538       $    927      $  15,710    $     --
   Mortality and expense risk and
     administrative charges                 (8,362)      (16,277)          (526)        (7,399)         (6)
                                         ---------    ----------       --------      ---------    --------
   Net investment income (loss)             (5,412)       (6,739)           401          8,311          (6)
   Net realized gain (loss)                 10,107         3,043          1,016            (59)         --
   Capital gain distribution from
     mutual funds                           13,298        30,593            376         37,640          --
   Change in unrealized appreciation
     (depreciation) of investments         116,581       193,531          3,154         11,495         (39)
                                         ---------    ----------       --------      ---------    --------
Increase (decrease) in net assets from
  operations                               134,574       220,428          4,947         57,387         (45)
                                         ---------    ----------       --------      ---------    --------
From contract transactions:
   Payments received from contract
     owners                                 62,792        24,243          2,765        126,863      22,805
   Payments for contract benefits or
     terminations                          (36,057)      (40,089)        (9,827)       (83,594)         --
   Transfers between sub-accounts
     (including fixed account), net         16,139       100,506           (908)       128,221          --
   Contract maintenance charges             (2,491)       (4,895)           (20)        (5,055)         --
                                         ---------    ----------       --------      ---------    --------
Increase (decrease) in net assets from
  contract transactions                     40,383        79,765         (7,990)       166,435      22,805
                                         ---------    ----------       --------      ---------    --------
Increase (decrease) in net assets          174,957       300,193         (3,043)       223,822      22,760
Net assets at beginning of period          518,139       981,427         39,868        480,060          --
                                         ---------    ----------       --------      ---------    --------
Net assets at end of period              $ 693,096    $1,281,620       $ 36,825      $ 703,882    $ 22,760
                                         =========    ==========       ========      =========    ========
Beginning units                             30,624        54,991          2,333         29,294          --
Units issued                                 5,984         8,578            158         17,851       2,178
Units redeemed                              (3,871)       (4,425)          (598)        (5,676)         --
                                         ---------    ----------       --------      ---------    --------
Ending units                                32,737        59,144          1,893         41,469       2,178
                                         =========    ==========       ========      =========    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS



                                                      SAST SA                                           SAST SA
                                                      Morgan       SAST SA     SAST SA     SAST SA      Putnam
                                                      Stanley    Oppenheimer  PIMCO VCP   PineBridge International
                                                   International Main Street  Tactical    High-Yield  Growth and
                                                     Equities     Large Cap   Balanced       Bond       Income
                                                     Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
                                                      Class 3      Class 3     Class 3     Class 3      Class 3
                                                   ------------- ----------- -----------  ---------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                         $   7,538   $    9,117  $   682,619   $ 49,593    $  3,143
   Mortality and expense risk and administrative
     charges                                            (9,829)     (14,570)    (297,062)    (9,944)     (1,533)
                                                     ---------   ----------  -----------   --------    --------
   Net investment income (loss)                         (2,291)      (5,453)     385,557     39,649       1,610
   Net realized gain (loss)                              6,141       13,753      124,611      2,435       3,884
   Capital gain distribution from mutual funds          18,056       63,652    3,363,613         --          --
   Change in unrealized appreciation
     (depreciation) of investments                    (136,241)    (167,005)  (5,882,384)   (81,563)    (27,347)
                                                     ---------   ----------  -----------   --------    --------
Increase (decrease) in net assets from operations     (114,335)     (95,053)  (2,008,603)   (39,479)    (21,853)
                                                     ---------   ----------  -----------   --------    --------
From contract transactions:
   Payments received from contract owners               76,977        5,291    3,800,480      8,047       2,000
   Payments for contract benefits or terminations      (31,464)     (37,722)    (870,013)   (35,951)    (17,592)
   Transfers between sub-accounts (including
     fixed account), net                                36,105        9,792      723,378    140,701       8,386
   Contract maintenance charges                         (2,295)      (2,811)    (207,069)    (1,180)        (18)
                                                     ---------   ----------  -----------   --------    --------
Increase (decrease) in net assets from contract
  transactions                                          79,323      (25,450)   3,446,776    111,617      (7,224)
                                                     ---------   ----------  -----------   --------    --------
Increase (decrease) in net assets                      (35,012)    (120,503)   1,438,173     72,138     (29,077)
Net assets at beginning of period                      714,257    1,066,784   21,292,596    630,137     128,806
                                                     ---------   ----------  -----------   --------    --------
Net assets at end of period                          $ 679,245   $  946,281  $22,730,769   $702,275    $ 99,729
                                                     =========   ==========  ===========   ========    ========
Beginning units                                         58,849       53,832    1,633,718     39,223      12,185
Units issued                                            10,489        1,828      382,951      9,983       1,165
Units redeemed                                          (3,155)      (2,966)    (114,732)    (3,100)     (1,726)
                                                     ---------   ----------  -----------   --------    --------
Ending units                                            66,183       52,694    1,901,937     46,106      11,624
                                                     =========   ==========  ===========   ========    ========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                         $   6,101   $    8,344  $    34,410   $ 35,379    $  1,486
   Mortality and expense risk and administrative
     charges                                            (8,494)     (13,618)    (235,925)    (5,821)     (1,397)
                                                     ---------   ----------  -----------   --------    --------
   Net investment income (loss)                         (2,393)      (5,274)    (201,515)    29,558          89
   Net realized gain (loss)                              4,180        9,058       33,790        504       1,019
   Capital gain distribution from mutual funds              --       24,523      959,995         --          --
   Change in unrealized appreciation
     (depreciation) of investments                     120,926      109,316    1,670,613      2,438      18,497
                                                     ---------   ----------  -----------   --------    --------
Increase (decrease) in net assets from operations      122,713      137,623    2,462,883     32,500      19,605
                                                     ---------   ----------  -----------   --------    --------
From contract transactions:
   Payments received from contract owners               88,529       18,894    3,320,890    105,063      27,011
   Payments for contract benefits or terminations      (28,995)     (39,922)    (351,931)   (16,364)     (9,082)
   Transfers between sub-accounts (including
     fixed account), net                                26,055       64,304    1,594,933    179,368        (626)
   Contract maintenance charges                         (2,757)      (3,248)    (175,255)    (1,359)        (20)
                                                     ---------   ----------  -----------   --------    --------
Increase (decrease) in net assets from contract
  transactions                                          82,832       40,028    4,388,637    266,708      17,283
                                                     ---------   ----------  -----------   --------    --------
Increase (decrease) in net assets                      205,545      177,651    6,851,520    299,208      36,888
Net assets at beginning of period                      508,712      889,133   14,441,076    330,929      91,918
                                                     ---------   ----------  -----------   --------    --------
Net assets at end of period                          $ 714,257   $1,066,784  $21,292,596   $630,137    $128,806
                                                     =========   ==========  ===========   ========    ========
Beginning units                                         51,515       51,588    1,270,952     22,591      10,671
Units issued                                            13,173        5,398      433,357     17,748       2,793
Units redeemed                                          (5,839)      (3,154)     (70,591)    (1,116)     (1,279)
                                                     ---------   ----------  -----------   --------    --------
Ending units                                            58,849       53,832    1,633,718     39,223      12,185
                                                     =========   ==========  ===========   ========    ========
The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                            SAST SA T.
                                                                 SAST SA                    Rowe Price
                                                              Schroders VCP                   Asset     SAST SA T.     SAST SA
                                                                 Global         SAST SA     Allocation  Rowe Price    Templeton
                                                               Allocation      Small Cap      Growth   VCP Balanced Foreign Value
                                                                Portfolio   Index Portfolio Portfolio   Portfolio     Portfolio
                                                                 Class 3        Class 3      Class 3     Class 3       Class 3
                                                              ------------- --------------- ---------- ------------ -------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                                   $   322,394     $    932      $  4,579  $   636,762    $  27,392
   Mortality and expense risk and administrative charges          (187,078)      (1,807)       (4,764)    (303,325)      (7,740)
                                                               -----------     --------      --------  -----------    ---------
   Net investment income (loss)                                    135,316         (875)         (185)     333,437       19,652
   Net realized gain (loss)                                         69,898           45          (567)     217,178        1,104
   Capital gain distribution from mutual funds                   1,189,624        7,116         2,264    1,733,697       13,698
   Change in unrealized appreciation (depreciation) of
     investments                                                (3,020,430)     (41,631)      (57,037)  (4,500,137)    (142,280)
                                                               -----------     --------      --------  -----------    ---------
Increase (decrease) in net assets from operations               (1,625,592)     (35,345)      (55,525)  (2,215,825)    (107,826)
                                                               -----------     --------      --------  -----------    ---------
From contract transactions:
   Payments received from contract owners                        3,441,603      140,223       592,159    7,204,888       82,577
   Payments for contract benefits or terminations                 (638,281)      (5,831)       (6,110)  (1,282,621)     (13,921)
   Transfers between sub-accounts (including fixed account),
     net                                                           651,136       78,733        76,722    1,254,055       60,533
   Contract maintenance charges                                   (140,768)          --        (3,556)    (221,780)      (2,006)
                                                               -----------     --------      --------  -----------    ---------
Increase (decrease) in net assets from contract transactions     3,313,690      213,125       659,215    6,954,542      127,183
                                                               -----------     --------      --------  -----------    ---------
Increase (decrease) in net assets                                1,688,098      177,780       603,690    4,738,717       19,357
Net assets at beginning of period                               13,307,811        7,283        25,568   20,286,212      539,649
                                                               -----------     --------      --------  -----------    ---------
Net assets at end of period                                    $14,995,909     $185,063      $629,258  $25,024,929    $ 559,006
                                                               ===========     ========      ========  ===========    =========
Beginning units                                                  1,099,143          717         2,485    1,632,204       44,335
Units issued                                                       360,582       20,899        66,695      715,687       12,933
Units redeemed                                                     (81,399)        (642)       (3,539)    (153,717)      (1,582)
                                                               -----------     --------      --------  -----------    ---------
Ending units                                                     1,378,326       20,974        65,641    2,194,174       55,686
                                                               ===========     ========      ========  ===========    =========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                                   $        --     $     --      $     67  $     5,258    $  12,719
   Mortality and expense risk and administrative charges          (127,783)          (2)           (8)    (198,091)      (6,858)
                                                               -----------     --------      --------  -----------    ---------
   Net investment income (loss)                                   (127,783)          (2)           59     (192,833)       5,861
   Net realized gain (loss)                                         35,210           --            --       59,932          583
   Capital gain distribution from mutual funds                     127,555           --             6       59,082           --
   Change in unrealized appreciation (depreciation) of
     investments                                                 1,058,138          (31)          (16)   2,411,228       79,521
                                                               -----------     --------      --------  -----------    ---------
Increase (decrease) in net assets from operations                1,093,120          (33)           49    2,337,409       85,965
                                                               -----------     --------      --------  -----------    ---------
From contract transactions:
   Payments received from contract owners                        4,945,612        7,297        25,488    6,753,393       22,192
   Payments for contract benefits or terminations                 (170,410)          --            --     (268,512)     (18,142)
   Transfers between sub-accounts (including fixed account),
     net                                                         1,536,326           19            31    2,198,136       43,735
   Contract maintenance charges                                   (100,536)          --            --     (157,277)      (2,375)
                                                               -----------     --------      --------  -----------    ---------
Increase (decrease) in net assets from contract transactions     6,210,992        7,316        25,519    8,525,740       45,410
                                                               -----------     --------      --------  -----------    ---------
Increase (decrease) in net assets                                7,304,112        7,283        25,568   10,863,149      131,375
Net assets at beginning of period                                6,003,699           --            --    9,423,063      408,274
                                                               -----------     --------      --------  -----------    ---------
Net assets at end of period                                    $13,307,811     $  7,283      $ 25,568  $20,286,212    $ 539,649
                                                               ===========     ========      ========  ===========    =========
Beginning units                                                    553,684           --            --      890,030       40,197
Units issued                                                       590,256          717         2,485      827,620        7,708
Units redeemed                                                     (44,797)          --            --      (85,446)      (3,570)
                                                               -----------     --------      --------  -----------    ---------
Ending units                                                     1,099,143          717         2,485    1,632,204       44,335
                                                               ===========     ========      ========  ===========    =========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS



                                                                                            SAST SA     SAST SA
                                                    SAST SA VCP   SAST SA VCP  SAST SA VCP  WellsCap   WellsCap
                                                      Dynamic       Dynamic       Index    Aggressive Fundamental
                                                    Allocation     Strategy    Allocation    Growth     Growth
                                                     Portfolio     Portfolio    Portfolio  Portfolio   Portfolio
                                                      Class 3       Class 3      Class 3    Class 3     Class 3
                                                   ------------  ------------  ----------- ---------- -----------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                       $  2,501,762  $  2,213,487  $  199,135   $     --   $     --
   Mortality and expense risk and administrative
     charges                                           (830,846)     (701,891)    (38,252)    (2,130)       (12)
                                                   ------------  ------------  ----------   --------   --------
   Net investment income (loss)                       1,670,916     1,511,596     160,883     (2,130)       (12)
   Net realized gain (loss)                             255,567       204,301       1,927      2,655     (6,999)
   Capital gain distribution from mutual funds        7,422,829     5,083,591      17,263     37,297      6,362
   Change in unrealized appreciation
     (depreciation) of investments                  (14,811,528)  (11,637,738)   (952,756)   (71,070)        --
                                                   ------------  ------------  ----------   --------   --------
Increase (decrease) in net assets from operations    (5,462,216)   (4,838,250)   (772,683)   (33,248)      (649)
                                                   ------------  ------------  ----------   --------   --------
From contract transactions:
   Payments received from contract owners             9,495,329     7,926,703   7,362,971    140,281     12,500
   Payments for contract benefits or terminations    (1,655,369)   (1,312,881)    (58,430)    (6,182)        --
   Transfers between sub-accounts (including
     fixed account), net                                658,622     1,852,690     911,356     32,951    (11,851)
   Contract maintenance charges                        (586,372)     (497,393)    (26,149)       (20)        --
                                                   ------------  ------------  ----------   --------   --------
Increase (decrease) in net assets from contract
  transactions                                        7,912,210     7,969,119   8,189,748    167,030        649
                                                   ------------  ------------  ----------   --------   --------
Increase (decrease) in net assets                     2,449,994     3,130,869   7,417,065    133,782         --
Net assets at beginning of period                    60,636,054    50,719,252     328,875     96,543         --
                                                   ------------  ------------  ----------   --------   --------
Net assets at end of period                        $ 63,086,048  $ 53,850,121  $7,745,940   $230,325   $     --
                                                   ============  ============  ==========   ========   ========
Beginning units                                       4,224,848     3,596,318      31,649      5,754         --
Units issued                                            799,349       777,527     798,756      9,710        512
Units redeemed                                         (248,976)     (208,696)    (15,356)      (522)      (512)
                                                   ------------  ------------  ----------   --------   --------
Ending units                                          4,775,221     4,165,149     815,049     14,942         --
                                                   ============  ============  ==========   ========   ========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                       $    606,936  $    495,092  $    1,062   $     --   $     --
   Mortality and expense risk and administrative
     charges                                           (671,434)     (564,751)       (436)    (1,241)        --
                                                   ------------  ------------  ----------   --------   --------
   Net investment income (loss)                         (64,498)      (69,659)        626     (1,241)        --
   Net realized gain (loss)                             150,556       112,581          34      2,668         --
   Capital gain distribution from mutual funds        1,152,328       942,358         449         --         --
   Change in unrealized appreciation
     (depreciation) of investments                    7,440,468     5,795,173       6,548     18,255         --
                                                   ------------  ------------  ----------   --------   --------
Increase (decrease) in net assets from operations     8,678,854     6,780,453       7,657     19,682         --
                                                   ------------  ------------  ----------   --------   --------
From contract transactions:
   Payments received from contract owners            10,266,168     9,065,796     236,216      7,000         --
   Payments for contract benefits or terminations    (1,332,890)     (889,142)       (449)   (12,821)        --
   Transfers between sub-accounts (including
     fixed account), net                                487,727       239,996      85,591      7,794         --
   Contract maintenance charges                        (465,812)     (388,305)       (140)        (5)        --
                                                   ------------  ------------  ----------   --------   --------
Increase (decrease) in net assets from contract
  transactions                                        8,955,193     8,028,345     321,218      1,968         --
                                                   ------------  ------------  ----------   --------   --------
Increase (decrease) in net assets                    17,634,047    14,808,798     328,875     21,650         --
Net assets at beginning of period                    43,002,007    35,910,454          --     74,893         --
                                                   ------------  ------------  ----------   --------   --------
Net assets at end of period                        $ 60,636,054  $ 50,719,252  $  328,875   $ 96,543   $     --
                                                   ============  ============  ==========   ========   ========
Beginning units                                       3,549,403     2,976,061          --      5,710         --
Units issued                                            988,178       791,941      31,795        995         --
Units redeemed                                         (312,733)     (171,684)       (146)      (951)        --
                                                   ------------  ------------  ----------   --------   --------
Ending units                                          4,224,848     3,596,318      31,649      5,754         --
                                                   ============  ============  ==========   ========   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                         T Rowe Price T Rowe Price T Rowe Price T Rowe Price T Rowe Price
                                          Retirement   Retirement   Retirement   Retirement   Retirement
                                         2015 Advisor 2020 Advisor 2025 Advisor 2030 Advisor 2035 Advisor
                                            Class        Class        Class        Class        Class
                                         ------------ ------------ ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                             $   199,822  $   517,045  $   492,628  $   457,145  $   310,408
   Mortality and expense risk and
     administrative charges                  (96,086)    (262,318)    (255,941)    (267,657)    (206,961)
                                         -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)              103,736      254,727      236,687      189,488      103,447
   Net realized gain (loss)                   88,969      545,323      352,570      292,748      205,483
   Capital gain distribution from
     mutual funds                            731,493    1,895,831    1,477,885    1,890,356    1,422,702
   Change in unrealized appreciation
     (depreciation) of investments        (1,510,194)  (4,555,783)  (4,156,139)  (4,816,297)  (3,723,013)
                                         -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  operations                                (585,996)  (1,859,902)  (2,088,997)  (2,443,705)  (1,991,381)
                                         -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract
     owners                                3,131,387    8,759,240   10,564,551   11,127,324    8,267,622
   Payments for contract benefits or
     terminations                         (1,932,697)  (3,679,686)  (1,617,916)  (1,818,316)    (884,660)
   Transfers between sub-accounts
     (including fixed account), net        1,533,807    3,115,681    2,928,793      592,421       15,858
   Contract maintenance charges                 (858)      (5,034)      (4,249)      (5,551)      (4,447)
                                         -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions                    2,731,639    8,190,201   11,871,179    9,895,878    7,394,373
                                         -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets          2,145,643    6,330,299    9,782,182    7,452,173    5,402,992
Net assets at beginning of period          8,061,513   21,791,463   19,613,699   22,212,775   17,629,572
                                         -----------  -----------  -----------  -----------  -----------
Net assets at end of period              $10,207,156  $28,121,762  $29,395,881  $29,664,948  $23,032,564
                                         ===========  ===========  ===========  ===========  ===========
Beginning units                            6,941,929   18,329,571   16,182,459   18,009,073   14,111,849
Units issued                               4,521,228   10,674,555   12,194,517   10,363,678    7,440,547
Units redeemed                            (2,182,932)  (3,803,215)  (2,368,046)  (2,384,008)  (1,497,242)
                                         -----------  -----------  -----------  -----------  -----------
Ending units                               9,280,225   25,200,911   26,008,930   25,988,743   20,055,154
                                         ===========  ===========  ===========  ===========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                             $   126,005  $   329,101  $   260,988  $   270,715  $   204,708
   Mortality and expense risk and
     administrative charges                  (68,481)    (177,845)    (146,092)    (148,681)    (126,366)
                                         -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)               57,524      151,256      114,896      122,034       78,342
   Net realized gain (loss)                  321,590      189,810      159,328       63,588       69,777
   Capital gain distribution from
     mutual funds                            398,177      612,493      375,822      484,005      391,615
   Change in unrealized appreciation
     (depreciation) of investments             4,459    1,380,057    1,503,347    1,767,118    1,639,923
                                         -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  operations                                 781,750    2,333,616    2,153,393    2,436,745    2,179,657
                                         -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract
     owners                                5,409,440    6,094,823    6,208,103    8,208,141    7,132,980
   Payments for contract benefits or
     terminations                         (1,489,138)  (1,801,326)  (1,760,609)    (959,197)    (745,958)
   Transfers between sub-accounts
     (including fixed account), net       (2,554,847)   1,624,259    2,782,906    2,154,921      961,401
   Contract maintenance charges                 (771)      (4,460)      (2,832)      (4,191)      (2,742)
                                         -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions                    1,364,684    5,913,296    7,227,568    9,399,674    7,345,681
                                         -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets          2,146,434    8,246,912    9,380,961   11,836,419    9,525,338
Net assets at beginning of period          5,915,079   13,544,551   10,232,738   10,376,356    8,104,234
                                         -----------  -----------  -----------  -----------  -----------
Net assets at end of period              $ 8,061,513  $21,791,463  $19,613,699  $22,212,775  $17,629,572
                                         ===========  ===========  ===========  ===========  ===========
Beginning units                            5,704,323   13,032,049    9,816,678    9,928,524    7,748,441
Units issued                               5,763,659    8,682,791    8,173,891    9,564,449    7,572,065
Units redeemed                            (4,526,053)  (3,385,269)  (1,808,110)  (1,483,900)  (1,208,657)
                                         -----------  -----------  -----------  -----------  -----------
Ending units                               6,941,929   18,329,571   16,182,459   18,009,073   14,111,849
                                         ===========  ===========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                         T Rowe Price T Rowe Price T Rowe Price T Rowe Price T Rowe Price
                                          Retirement   Retirement   Retirement   Retirement   Retirement
                                         2040 Advisor 2045 Advisor 2050 Advisor 2055 Advisor 2060 Advisor
                                            Class        Class        Class        Class        Class
                                         ------------ ------------ ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                             $   284,271  $   180,866  $   149,985   $   63,988   $   35,890
   Mortality and expense risk and
     administrative charges                 (207,961)    (136,178)    (108,755)     (50,495)     (30,485)
                                         -----------  -----------  -----------   ----------   ----------
   Net investment income (loss)               76,310       44,688       41,230       13,493        5,405
   Net realized gain (loss)                  149,391      166,048       86,080       85,595      137,150
   Capital gain distribution from
     mutual funds                          1,650,607    1,044,501      871,790      327,939      128,606
   Change in unrealized appreciation
     (depreciation) of investments        (4,027,303)  (2,767,218)  (2,254,899)    (990,279)    (621,434)
                                         -----------  -----------  -----------   ----------   ----------
Increase (decrease) in net assets from
  operations                              (2,150,995)  (1,511,981)  (1,255,799)    (563,252)    (350,273)
                                         -----------  -----------  -----------   ----------   ----------
From contract transactions:
   Payments received from contract
     owners                                8,809,049    6,184,010    6,512,009    2,848,922    1,681,778
   Payments for contract benefits or
     terminations                         (1,463,137)    (750,307)    (419,433)    (604,759)    (433,634)
   Transfers between sub-accounts
     (including fixed account), net          642,789      503,606       96,475      136,092      452,005
   Contract maintenance charges               (4,953)      (4,684)      (3,914)      (2,941)      (4,942)
                                         -----------  -----------  -----------   ----------   ----------
Increase (decrease) in net assets from
  contract transactions                    7,983,748    5,932,625    6,185,137    2,377,314    1,695,207
                                         -----------  -----------  -----------   ----------   ----------
Increase (decrease) in net assets          5,832,753    4,420,644    4,929,338    1,814,062    1,344,934
Net assets at beginning of period         17,255,687   11,088,785    8,588,190    3,969,530    2,065,199
                                         -----------  -----------  -----------   ----------   ----------
Net assets at end of period              $23,088,440  $15,509,429  $13,517,528   $5,783,592   $3,410,133
                                         ===========  ===========  ===========   ==========   ==========
Beginning units                           13,688,485    8,755,032    6,781,366    3,136,305    1,630,664
Units issued                               7,432,124    5,292,842    5,367,786    2,220,170    2,008,098
Units redeemed                            (1,127,079)    (642,287)    (454,315)    (350,911)    (689,044)
                                         -----------  -----------  -----------   ----------   ----------
Ending units                              19,993,530   13,405,587   11,694,837    5,005,564    2,949,718
                                         ===========  ===========  ===========   ==========   ==========
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                             $   175,868  $   109,995  $    89,939   $   41,486   $   21,403
   Mortality and expense risk and
     administrative charges                 (119,815)     (73,621)     (55,741)     (24,935)     (12,829)
                                         -----------  -----------  -----------   ----------   ----------
   Net investment income (loss)               56,053       36,374       34,198       16,551        8,574
   Net realized gain (loss)                   85,358       93,739        6,466        2,764       33,152
   Capital gain distribution from
     mutual funds                            436,637      243,146      190,459       80,532       31,281
   Change in unrealized appreciation
     (depreciation) of investments         1,595,939      982,291      795,004      347,133      163,722
                                         -----------  -----------  -----------   ----------   ----------
Increase (decrease) in net assets from
  operations                               2,173,987    1,355,550    1,026,127      446,980      236,729
                                         -----------  -----------  -----------   ----------   ----------
From contract transactions:
   Payments received from contract
     owners                                6,600,818    4,884,479    4,409,467    2,001,679      723,058
   Payments for contract benefits or
     terminations                           (837,626)    (435,016)    (296,421)     (76,742)    (198,428)
   Transfers between sub-accounts
     (including fixed account), net        1,674,495      767,540      385,912      405,052      562,758
   Contract maintenance charges               (2,798)      (2,856)      (2,278)      (1,760)      (1,568)
                                         -----------  -----------  -----------   ----------   ----------
Increase (decrease) in net assets from
  contract transactions                    7,434,889    5,214,147    4,496,680    2,328,229    1,085,820
                                         -----------  -----------  -----------   ----------   ----------
Increase (decrease) in net assets          9,608,876    6,569,697    5,522,807    2,775,209    1,322,549
Net assets at beginning of period          7,646,811    4,519,088    3,065,383    1,194,321      742,650
                                         -----------  -----------  -----------   ----------   ----------
Net assets at end of period              $17,255,687  $11,088,785  $ 8,588,190   $3,969,530   $2,065,199
                                         ===========  ===========  ===========   ==========   ==========
Beginning units                            7,310,704    4,316,183    2,927,475    1,140,956      708,969
Units issued                               7,373,821    5,291,242    4,041,928    2,022,233    1,109,036
Units redeemed                              (996,040)    (852,393)    (188,037)     (26,884)    (187,341)
                                         -----------  -----------  -----------   ----------   ----------
Ending units                              13,688,485    8,755,032    6,781,366    3,136,305    1,630,664
                                         ===========  ===========  ===========   ==========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                  VALIC                                     VALIC
                                Company I        VALIC        VALIC       Company I        VALIC
                                  Asset        Company I    Company I      Capital       Company I
                                Allocation     Blue Chip    Broad Cap    Conservation   Core Equity
                                   Fund       Growth Fund   Value Fund       Fund          Fund
                               ------------  ------------  ------------  ------------  ------------
FOR THE YEAR ENDED
  DECEMBER 31, 2018
From operations:
   Dividends                   $  2,570,727  $    437,458  $    821,357  $  3,152,697  $  2,790,688
   Mortality and expense risk
     and administrative
     charges                     (1,596,785)   (7,184,887)     (509,151)   (1,544,690)   (2,467,978)
                               ------------  ------------  ------------  ------------  ------------
   Net investment income
     (loss)                         973,942    (6,747,429)      312,206     1,608,007       322,710
   Net realized gain (loss)         223,275    39,587,541     2,279,685    (1,760,528)   17,761,575
   Capital gain distribution
     from mutual funds            6,762,585    41,698,650     3,276,035       420,864    18,918,886
   Change in unrealized
     appreciation
     (depreciation) of
     investments                (23,975,194)  (68,132,738)  (11,727,758)   (3,718,200)  (54,521,327)
                               ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net
  assets from operations        (16,015,392)    6,406,024    (5,859,832)   (3,449,857)  (17,518,156)
                               ------------  ------------  ------------  ------------  ------------
From contract transactions:
   Payments received from
     contract owners              9,599,323    78,730,146     2,840,371     8,022,587     4,006,814
   Payments for contract
     benefits or terminations   (16,791,668)  (80,568,786)   (4,826,492)  (20,425,902)  (21,982,011)
   Transfers between
     sub-accounts (including
     fixed account), net         (3,307,291)   (1,103,406)   (4,112,535)   10,680,367    (5,392,361)
   Contract maintenance
     charges                       (103,601)     (570,124)      (68,675)      (92,915)      (83,443)
   Adjustments to net assets
     allocated to contracts
     in payout period                 7,021       (14,759)           --        (5,082)       (3,956)
                               ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net
  assets from contract
  transactions                  (10,596,216)   (3,526,929)   (6,167,331)   (1,820,945)  (23,454,957)
                               ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net
  assets                        (26,611,608)    2,879,095   (12,027,163)   (5,270,802)  (40,973,113)
Net assets at beginning of
  period                        169,985,814   677,387,157    53,146,967   157,163,167   260,339,105
                               ------------  ------------  ------------  ------------  ------------
Net assets at end of period    $143,374,206  $680,266,252  $ 41,119,804  $151,892,365  $219,365,992
                               ============  ============  ============  ============  ============
Beginning units                  19,687,755   268,377,083    23,917,635    41,760,249    59,147,729
Units issued                      8,477,061    21,299,616     2,050,539     9,773,190       543,872
Units redeemed                   (9,794,877)  (24,406,254)   (4,963,785)  (10,355,359)   (5,734,777)
                               ------------  ------------  ------------  ------------  ------------
Ending units                     18,369,939   265,270,445    21,004,389    41,178,080    53,956,824
                               ============  ============  ============  ============  ============
FOR THE YEAR ENDED
  DECEMBER 31, 2017
From operations:
   Dividends                   $  3,738,323  $         --  $    686,168  $  3,338,294  $  2,637,667
   Mortality and expense risk
     and administrative
     charges                     (1,591,630)   (6,099,530)     (472,648)   (1,383,177)   (2,362,870)
                               ------------  ------------  ------------  ------------  ------------
   Net investment income
     (loss)                       2,146,693    (6,099,530)      213,520     1,955,117       274,797
   Net realized gain (loss)       1,132,705    50,430,956     2,602,346      (121,717)   15,413,763
   Capital gain distribution
     from mutual funds                   --    57,185,902     1,425,538       162,605     8,008,752
   Change in unrealized
     appreciation
     (depreciation) of
     investments                 15,620,810    85,037,378     3,302,975     1,645,388    21,177,581
                               ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net
  assets from operations         18,900,208   186,554,706     7,544,379     3,641,393    44,874,893
                               ------------  ------------  ------------  ------------  ------------
From contract transactions:
   Payments received from
     contract owners             10,395,413    41,800,229     2,768,397     8,742,147     4,021,913
   Payments for contract
     benefits or terminations   (13,786,646)  (61,717,698)   (4,501,932)  (13,925,392)  (19,059,914)
   Transfers between
     sub-accounts (including
     fixed account), net         (5,836,230)  (45,456,235)      609,899    14,349,700    (6,350,848)
   Contract maintenance
     charges                       (113,701)     (599,487)      (61,470)      (98,468)      (96,510)
   Adjustments to net assets
     allocated to contracts
     in payout period                 6,825        (4,117)           --        (5,436)       (8,557)
                               ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net
  assets from contract
  transactions                   (9,334,339)  (65,977,308)   (1,185,106)    9,062,551   (21,493,916)
                               ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net
  assets                          9,565,869   120,577,398     6,359,273    12,703,944    23,380,977
Net assets at beginning of
  period                        160,419,945   556,809,759    46,787,694   144,459,223   236,958,128
                               ------------  ------------  ------------  ------------  ------------
Net assets at end of period    $169,985,814  $677,387,157  $ 53,146,967  $157,163,167  $260,339,105
                               ============  ============  ============  ============  ============
Beginning units                  20,870,982   296,981,404    24,571,826    38,515,466    64,571,955
Units issued                        964,227     7,179,162     3,244,886     9,641,123       411,635
Units redeemed                   (2,147,454)  (35,783,483)   (3,899,077)   (6,396,340)   (5,835,861)
                               ------------  ------------  ------------  ------------  ------------
Ending units                     19,687,755   268,377,083    23,917,635    41,760,249    59,147,729
                               ============  ============  ============  ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                 VALIC          VALIC                        VALIC
                                   VALIC       Company I      Company I        VALIC       Company I
                                 Company I      Dynamic       Emerging       Company I   Global Social
                               Dividend Value  Allocation     Economies     Global Real    Awareness
                                    Fund          Fund          Fund        Estate Fund      Fund
                               -------------- ------------  -------------  ------------  -------------
FOR THE YEAR ENDED
  DECEMBER 31, 2018
From operations:
   Dividends                   $  13,919,430  $  3,166,124  $  11,556,668  $ 11,859,086  $   7,085,614
   Mortality and expense risk
     and administrative
     charges                      (7,729,710)   (2,524,536)    (7,174,093)   (2,910,156)    (3,857,652)
                               -------------  ------------  -------------  ------------  -------------
   Net investment income
     (loss)                        6,189,720       641,588      4,382,575     8,948,930      3,227,962
   Net realized gain (loss)        6,125,814     5,008,200      5,544,283    (4,211,790)    36,754,946
   Capital gain distribution
     from mutual funds            26,959,492     9,575,699             --     3,588,559             --
   Change in unrealized
     appreciation
     (depreciation) of
     investments                (114,580,632)  (32,971,087)  (171,518,342)  (30,327,619)   (74,229,012)
                               -------------  ------------  -------------  ------------  -------------
Increase (decrease) in net
  assets from operations         (75,305,606)  (17,745,600)  (161,591,484)  (22,001,920)   (34,246,104)
                               -------------  ------------  -------------  ------------  -------------
From contract transactions:
   Payments received from
     contract owners              87,655,463     3,367,864     56,023,750    23,655,328     17,740,789
   Payments for contract
     benefits or terminations    (47,861,469)  (31,239,727)   (56,488,117)  (24,486,114)   (37,353,476)
   Transfers between
     sub-accounts (including
     fixed account), net          (1,870,683)     (776,817)   (31,522,400)   35,138,743    (50,626,348)
   Contract maintenance
     charges                        (586,965)   (2,105,091)      (208,839)     (126,304)      (121,204)
   Adjustments to net assets
     allocated to contracts
     in payout period                (10,593)           --        (14,318)          294         (8,059)
                               -------------  ------------  -------------  ------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                    37,325,753   (30,753,771)   (32,209,924)   34,181,947    (70,368,298)
                               -------------  ------------  -------------  ------------  -------------
Increase (decrease) in net
  assets                         (37,979,853)  (48,499,371)  (193,801,408)   12,180,027   (104,614,402)
Net assets at beginning of
  period                         749,009,037   256,696,371    827,618,593   305,291,918    438,775,790
                               -------------  ------------  -------------  ------------  -------------
Net assets at end of period    $ 711,029,184  $208,197,000  $ 633,817,185  $317,471,945  $ 334,161,388
                               =============  ============  =============  ============  =============
Beginning units                  211,950,225   184,019,647    705,849,703   202,170,993     62,001,730
Units issued                      56,602,986     2,815,406    122,348,834    46,907,722      1,794,511
Units redeemed                   (47,868,849)  (24,754,094)  (151,968,753)  (23,963,441)   (11,071,790)
                               -------------  ------------  -------------  ------------  -------------
Ending units                     220,684,362   162,080,959    676,229,784   225,115,274     52,724,451
                               =============  ============  =============  ============  =============
FOR THE YEAR ENDED
  DECEMBER 31, 2017
From operations:
   Dividends                   $  13,193,536  $  4,574,567  $   9,961,666  $ 13,444,006  $   6,789,745
   Mortality and expense risk
     and administrative
     charges                      (6,998,350)   (2,587,970)    (6,855,964)   (3,013,690)    (3,771,628)
                               -------------  ------------  -------------  ------------  -------------
   Net investment income
     (loss)                        6,195,186     1,986,597      3,105,702    10,430,316      3,018,117
   Net realized gain (loss)       29,328,115     2,491,917      7,125,217     1,000,975     17,184,718
   Capital gain distribution
     from mutual funds            56,997,804     1,771,666             --    16,569,879             --
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  18,373,179    36,990,914    227,232,437     9,400,382     59,893,420
                               -------------  ------------  -------------  ------------  -------------
Increase (decrease) in net
  assets from operations         110,894,284    43,241,094    237,463,356    37,401,552     80,096,255
                               -------------  ------------  -------------  ------------  -------------
From contract transactions:
   Payments received from
     contract owners              48,506,639     2,091,801     47,888,144    23,156,603     16,596,234
   Payments for contract
     benefits or terminations    (67,976,759)  (17,231,044)   (62,762,322)  (29,174,020)   (34,641,291)
   Transfers between
     sub-accounts (including
     fixed account), net         (17,193,667)  (10,645,586)    (9,499,143)  (53,579,395)    (5,811,114)
   Contract maintenance
     charges                        (712,143)   (2,028,217)      (309,945)     (166,792)      (142,429)
   Adjustments to net assets
     allocated to contracts
     in payout period               (107,112)           --         (5,381)        2,040         (7,220)
                               -------------  ------------  -------------  ------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                   (37,483,042)  (27,813,046)   (24,688,647)  (59,761,564)   (24,005,820)
                               -------------  ------------  -------------  ------------  -------------
Increase (decrease) in net
  assets                          73,411,242    15,428,048    212,774,709   (22,360,012)    56,090,435
Net assets at beginning of
  period                         675,597,795   241,268,323    614,843,884   327,651,930    382,685,355
                               -------------  ------------  -------------  ------------  -------------
Net assets at end of period    $ 749,009,037  $256,696,371  $ 827,618,593  $305,291,918  $ 438,775,790
                               =============  ============  =============  ============  =============
Beginning units                  223,573,305   205,756,033    733,157,892   244,712,308     64,573,236
Units issued                      37,581,930     1,073,562     57,012,025    10,498,497      3,084,370
Units redeemed                   (49,205,010)  (22,809,948)   (84,320,214)  (53,039,812)    (5,655,876)
                               -------------  ------------  -------------  ------------  -------------
Ending units                     211,950,225   184,019,647    705,849,703   202,170,993     62,001,730
                               =============  ============  =============  ============  =============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                   VALIC         VALIC
                                    VALIC        Company I     Company I        VALIC
                                  Company I      Government    Government     Company I        VALIC
                               Global Strategy Money Market I  Securities     Growth &       Company I
                                    Fund            Fund          Fund       Income Fund    Growth Fund
                               --------------- -------------- ------------  ------------  --------------
FOR THE YEAR ENDED
  DECEMBER 31, 2018
From operations:
   Dividends                    $         --   $   3,991,407  $  2,765,356  $  1,104,155  $    6,685,752
   Mortality and expense risk
     and administrative
     charges                      (3,700,492)     (2,860,724)     (973,116)   (1,192,129)    (11,452,900)
                                ------------   -------------  ------------  ------------  --------------
   Net investment income
     (loss)                       (3,700,492)      1,130,683     1,792,240       (87,974)     (4,767,148)
   Net realized gain (loss)        9,858,567              --    (1,106,327)    9,069,174      83,919,311
   Capital gain distribution
     from mutual funds             5,229,613              --            --     4,156,369      42,001,015
   Change in unrealized
     appreciation
     (depreciation) of
     investments                 (45,762,769)             (1)   (1,151,405)  (20,644,508)   (168,509,405)
                                ------------   -------------  ------------  ------------  --------------
Increase (decrease) in net
  assets from operations         (34,375,081)      1,130,682      (465,492)   (7,506,939)    (47,356,227)
                                ------------   -------------  ------------  ------------  --------------
From contract transactions:
   Payments received from
     contract owners              13,430,708      63,996,647     4,246,191     5,362,911      55,969,193
   Payments for contract
     benefits or terminations    (41,071,762)    (44,972,229)  (11,045,610)  (11,774,674)    (65,358,133)
   Transfers between
     sub-accounts (including
     fixed account), net          (9,003,795)      8,277,520     5,585,295    (2,936,113)     30,564,079
   Contract maintenance
     charges                        (277,193)       (140,004)      (67,969)     (108,241)       (480,758)
   Adjustments to net assets
     allocated to contracts
     in payout period                 (2,528)            (22)         (819)       (1,235)         (3,851)
                                ------------   -------------  ------------  ------------  --------------
Increase (decrease) in net
  assets from contract
  transactions                   (36,924,570)     27,161,912    (1,282,912)   (9,457,352)     20,690,530
                                ------------   -------------  ------------  ------------  --------------
Increase (decrease) in net
  assets                         (71,299,651)     28,292,594    (1,748,404)  (16,964,291)    (26,665,697)
Net assets at beginning of
  period                         402,925,907     298,449,002   103,623,831   122,471,889   1,156,870,571
                                ------------   -------------  ------------  ------------  --------------
Net assets at end of period     $331,626,256   $ 326,741,596  $101,875,427  $105,507,598  $1,130,204,874
                                ============   =============  ============  ============  ==============
Beginning units                  189,404,761     151,958,592    29,772,524    27,155,285     500,617,337
Units issued                       4,851,537      61,274,859     5,049,795     4,089,187      59,781,246
Units redeemed                   (22,595,061)    (47,741,940)   (5,161,299)   (6,568,280)    (54,165,300)
                                ------------   -------------  ------------  ------------  --------------
Ending units                     171,661,237     165,491,511    29,661,020    24,676,192     506,233,283
                                ============   =============  ============  ============  ==============
FOR THE YEAR ENDED
  DECEMBER 31, 2017
From operations:
   Dividends                    $  3,856,952   $   1,151,959  $  2,563,845  $  1,286,862  $    7,421,887
   Mortality and expense risk
     and administrative
     charges                      (3,946,877)     (2,919,190)   (1,002,860)   (1,098,266)     (9,635,956)
                                ------------   -------------  ------------  ------------  --------------
   Net investment income
     (loss)                          (89,925)     (1,767,231)    1,560,985       188,596      (2,214,069)
   Net realized gain (loss)       10,604,408              --      (372,705)    6,125,044      38,296,412
   Capital gain distribution
     from mutual funds             7,840,619              --            --     3,355,703      63,135,646
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  30,524,823              (1)      (35,071)   10,921,104     155,270,274
                                ------------   -------------  ------------  ------------  --------------
Increase (decrease) in net
  assets from operations          48,879,925      (1,767,232)    1,153,209    20,590,447     254,488,263
                                ------------   -------------  ------------  ------------  --------------
From contract transactions:
   Payments received from
     contract owners              15,022,723     110,974,514     3,845,197     5,507,763      36,530,279
   Payments for contract
     benefits or terminations    (38,520,624)    (27,098,420)  (12,050,714)   (9,379,478)    (81,940,773)
   Transfers between
     sub-accounts (including
     fixed account), net         (28,589,002)   (107,512,549)    1,169,279       823,247      81,429,895
   Contract maintenance
     charges                        (314,708)       (146,741)      (76,285)     (129,242)       (462,175)
   Adjustments to net assets
     allocated to contracts
     in payout period                 (7,730)         (5,495)         (721)       (1,143)        (78,774)
                                ------------   -------------  ------------  ------------  --------------
Increase (decrease) in net
  assets from contract
  transactions                   (52,409,341)    (23,788,691)   (7,113,244)   (3,178,853)     35,478,452
                                ------------   -------------  ------------  ------------  --------------
Increase (decrease) in net
  assets                          (3,529,416)    (25,555,923)   (5,960,035)   17,411,594     289,966,715
Net assets at beginning of
  period                         406,455,323     324,004,925   109,583,866   105,060,295     866,903,856
                                ------------   -------------  ------------  ------------  --------------
Net assets at end of period     $402,925,907   $ 298,449,002  $103,623,831  $122,471,889  $1,156,870,571
                                ============   =============  ============  ============  ==============
Beginning units                  214,909,453     163,996,811    31,411,762    27,491,527     483,872,585
Units issued                       2,404,423      41,724,685     4,177,149     4,757,773      49,281,175
Units redeemed                   (27,909,115)    (53,762,904)   (5,816,387)   (5,094,015)    (32,536,423)
                                ------------   -------------  ------------  ------------  --------------
Ending units                     189,404,761     151,958,592    29,772,524    27,155,285     500,617,337
                                ============   =============  ============  ============  ==============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                 VALIC           VALIC
                                   VALIC          VALIC        Company I       Company I       VALIC
                                 Company I      Company I    International   International   Company I
                                  Health        Inflation    Equities Index   Government   International
                               Sciences Fund  Protected Fund      Fund         Bond Fund    Growth Fund
                               -------------  -------------- --------------  ------------- -------------
FOR THE YEAR ENDED
  DECEMBER 31, 2018
From operations:
   Dividends                   $          --   $  9,091,196  $   24,328,692  $  1,576,962  $  5,559,867
   Mortality and expense risk
     and administrative
     charges                      (7,549,386)    (4,982,370)    (11,044,753)   (1,545,790)   (3,980,275)
                               -------------   ------------  --------------  ------------  ------------
   Net investment income
     (loss)                       (7,549,386)     4,108,826      13,283,939        31,172     1,579,592
   Net realized gain (loss)       31,250,886        335,325      72,386,874    (2,516,287)   15,835,354
   Capital gain distribution
     from mutual funds            87,956,299      4,350,156              --        57,321     6,258,757
   Change in unrealized
     appreciation
     (depreciation) of
     investments                (108,643,557)   (25,187,721)   (241,092,082)   (4,886,009)  (60,655,839)
                               -------------   ------------  --------------  ------------  ------------
Increase (decrease) in net
  assets from operations           3,014,242    (16,393,414)   (155,421,269)   (7,313,803)  (36,982,136)
                               -------------   ------------  --------------  ------------  ------------
From contract transactions:
   Payments received from
     contract owners              41,296,954     36,667,596     105,111,793     9,410,153    15,904,792
   Payments for contract
     benefits or terminations    (70,162,043)   (56,611,462)    (79,186,292)  (12,860,845)  (37,492,345)
   Transfers between
     sub-accounts (including
     fixed account), net         (20,748,665)   156,739,664    (273,122,631)  (39,697,286)   21,084,520
   Contract maintenance
     charges                        (300,501)      (541,198)       (657,584)     (171,802)     (274,176)
   Adjustments to net assets
     allocated to contracts
     in payout period                   (945)        (6,511)            474        (4,158)       (2,927)
                               -------------   ------------  --------------  ------------  ------------
Increase (decrease) in net
  assets from contract
  transactions                   (49,915,200)   136,248,089    (247,854,240)  (43,323,938)     (780,136)
                               -------------   ------------  --------------  ------------  ------------
Increase (decrease) in net
  assets                         (46,900,958)   119,854,675    (403,275,509)  (50,637,741)  (37,762,272)
Net assets at beginning of
  period                         753,751,250    475,521,264   1,314,892,996   175,219,643   429,090,653
                               -------------   ------------  --------------  ------------  ------------
Net assets at end of period    $ 706,850,292   $595,375,939  $  911,617,487  $124,581,902  $391,328,381
                               =============   ============  ==============  ============  ============
Beginning units                  147,159,519    356,598,447     592,146,213    56,030,138   128,589,034
Units issued                       3,569,406    129,170,344      91,382,989    11,352,382    23,946,845
Units redeemed                   (12,746,013)   (25,901,997)   (205,328,485)  (25,786,439)  (23,793,214)
                               -------------   ------------  --------------  ------------  ------------
Ending units                     137,982,912    459,866,794     478,200,717    41,596,081   128,742,665
                               =============   ============  ==============  ============  ============
FOR THE YEAR ENDED
  DECEMBER 31, 2017
From operations:
   Dividends                   $          --   $  1,061,620  $   25,452,028  $         --  $  5,625,002
   Mortality and expense risk
     and administrative
     charges                      (6,944,908)    (4,444,881)    (10,511,736)   (1,677,561)   (3,756,115)
                               -------------   ------------  --------------  ------------  ------------
   Net investment income
     (loss)                       (6,944,908)    (3,383,261)     14,940,292    (1,677,561)    1,868,887
   Net realized gain (loss)       53,354,127      2,338,018       8,940,190    (4,545,396)   14,445,204
   Capital gain distribution
     from mutual funds            79,759,661        618,211              --            --            --
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  40,368,572     17,370,361     194,289,588    17,573,160    77,010,157
                               -------------   ------------  --------------  ------------  ------------
Increase (decrease) in net
  assets from operations         166,537,452     16,943,329     218,170,070    11,350,203    93,324,248
                               -------------   ------------  --------------  ------------  ------------
From contract transactions:
   Payments received from
     contract owners              36,648,982     26,958,066      78,909,534    10,266,843    14,070,763
   Payments for contract
     benefits or terminations    (66,972,198)   (48,332,906)    (99,965,000)  (16,412,018)  (33,892,453)
   Transfers between
     sub-accounts (including
     fixed account), net         (53,972,664)    68,231,519     247,531,261   (11,630,612)  (12,202,060)
   Contract maintenance
     charges                        (312,893)      (569,356)       (868,077)     (200,996)     (302,847)
   Adjustments to net assets
     allocated to contracts
     in payout period                  9,625         (7,013)        (25,219)          256        (1,999)
                               -------------   ------------  --------------  ------------  ------------
Increase (decrease) in net
  assets from contract
  transactions                   (84,599,148)    46,280,310     225,582,499   (17,976,527)  (32,328,596)
                               -------------   ------------  --------------  ------------  ------------
Increase (decrease) in net
  assets                          81,938,304     63,223,639     443,752,569    (6,626,324)   60,995,652
Net assets at beginning of
  period                         671,812,946    412,297,625     871,140,427   181,845,967   368,095,001
                               -------------   ------------  --------------  ------------  ------------
Net assets at end of period    $ 753,751,250   $475,521,264  $1,314,892,996  $175,219,643  $429,090,653
                               =============   ============  ==============  ============  ============
Beginning units                  165,775,531    321,032,128     481,966,613    62,101,781   138,846,105
Units issued                       3,548,121     63,033,592     150,806,503    11,376,379     5,720,441
Units redeemed                   (22,164,133)   (27,467,273)    (40,626,903)  (17,448,022)  (15,977,512)
                               -------------   ------------  --------------  ------------  ------------
Ending units                     147,159,519    356,598,447     592,146,213    56,030,138   128,589,034
                               =============   ============  ==============  ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                   VALIC          VALIC         VALIC          VALIC          VALIC
                                 Company I      Company I     Company I    Company I Mid  Company I Mid
                               International    Large Cap   Large Capital    Cap Index    Cap Strategic
                                Value Fund      Core Fund    Growth Fund       Fund        Growth Fund
                               -------------  ------------  ------------- --------------  -------------
FOR THE YEAR ENDED
  DECEMBER 31, 2018
From operations:
   Dividends                   $  15,243,667  $  1,575,878  $  2,577,464  $   35,506,043  $    236,594
   Mortality and expense risk
     and administrative
     charges                      (7,243,892)   (1,508,385)   (4,205,129)    (31,593,736)   (2,594,169)
                               -------------  ------------  ------------  --------------  ------------
   Net investment income
     (loss)                        7,999,775        67,493    (1,627,665)      3,912,307    (2,357,575)
   Net realized gain (loss)       33,016,782     1,697,981    21,207,051     210,893,336    11,882,785
   Capital gain distribution
     from mutual funds                    --     7,862,003    21,052,139     209,747,685    12,289,670
   Change in unrealized
     appreciation
     (depreciation) of
     investments                (184,838,674)  (23,321,007)  (39,654,217)   (822,224,223)  (35,173,784)
                               -------------  ------------  ------------  --------------  ------------
Increase (decrease) in net
  assets from operations        (143,822,117)  (13,693,530)      977,308    (397,670,895)  (13,358,904)
                               -------------  ------------  ------------  --------------  ------------
From contract transactions:
   Payments received from
     contract owners              36,745,238     8,328,522     9,499,749     153,924,694     7,492,186
   Payments for contract
     benefits or terminations    (77,336,692)  (17,658,121)  (34,596,779)   (285,010,860)  (21,345,810)
   Transfers between
     sub-accounts (including
     fixed account), net         (33,064,320)   (8,630,708)  (10,432,696)    (19,073,460)     (143,868)
   Contract maintenance
     charges                        (419,667)     (152,580)     (141,589)     (1,809,154)      (70,431)
   Adjustments to net assets
     allocated to contracts
     in payout period                 (1,006)          696        (6,760)         (9,293)         (485)
                               -------------  ------------  ------------  --------------  ------------
Increase (decrease) in net
  assets from contract
  transactions                   (74,076,447)  (18,112,191)  (35,678,075)   (151,978,073)  (14,068,408)
                               -------------  ------------  ------------  --------------  ------------
Increase (decrease) in net
  assets                        (217,898,564)  (31,805,721)  (34,700,767)   (549,648,968)  (27,427,312)
Net assets at beginning of
  period                         835,931,366   162,489,954   433,864,557   3,368,306,160   267,375,959
                               -------------  ------------  ------------  --------------  ------------
Net assets at end of period    $ 618,032,802  $130,684,233  $399,163,790  $2,818,657,192  $239,948,647
                               =============  ============  ============  ==============  ============
Beginning units                  557,899,484    56,932,870   192,008,244     151,102,680   102,563,019
Units issued                      21,135,177     1,502,646     1,641,432      10,756,296     3,533,595
Units redeemed                   (71,826,612)   (7,773,637)  (16,476,633)    (16,984,226)   (8,521,916)
                               -------------  ------------  ------------  --------------  ------------
Ending units                     507,208,049    50,661,879   177,173,043     144,874,750    97,574,698
                               =============  ============  ============  ==============  ============
FOR THE YEAR ENDED
  DECEMBER 31, 2017
From operations:
   Dividends                   $  14,892,238  $  1,438,760  $  2,757,704  $   38,641,647  $         --
   Mortality and expense risk
     and administrative
     charges                      (7,609,559)   (1,494,275)   (3,827,466)    (31,273,690)   (2,362,645)
                               -------------  ------------  ------------  --------------  ------------
   Net investment income
     (loss)                        7,282,679       (55,515)   (1,069,762)      7,367,957    (2,362,645)
   Net realized gain (loss)       27,026,652       518,668    16,206,582     190,744,664    10,441,828
   Capital gain distribution
     from mutual funds                    --    11,212,284    12,627,185     264,609,325    15,835,848
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  82,413,833    16,871,234    69,060,225      (7,286,768)   31,477,079
                               -------------  ------------  ------------  --------------  ------------
Increase (decrease) in net
  assets from operations         116,723,164    28,546,671    96,824,230     455,435,178    55,392,110
                               -------------  ------------  ------------  --------------  ------------
From contract transactions:
   Payments received from
     contract owners              38,051,280     9,061,267     9,184,185     143,206,015     6,223,523
   Payments for contract
     benefits or terminations    (73,022,256)  (14,934,913)  (30,137,356)   (282,836,966)  (18,343,213)
   Transfers between
     sub-accounts (including
     fixed account), net           1,925,860    (2,991,764)   (9,893,756)   (143,943,683)   (5,900,623)
   Contract maintenance
     charges                        (499,197)     (174,574)     (159,186)     (1,944,290)      (85,851)
   Adjustments to net assets
     allocated to contracts
     in payout period                 (7,369)       10,441         4,455         (58,782)       (3,570)
                               -------------  ------------  ------------  --------------  ------------
Increase (decrease) in net
  assets from contract
  transactions                   (33,551,682)   (9,029,543)  (31,001,658)   (285,577,706)  (18,109,734)
                               -------------  ------------  ------------  --------------  ------------
Increase (decrease) in net
  assets                          83,171,482    19,517,128    65,822,572     169,857,472    37,282,376
Net assets at beginning of
  period                         752,759,884   142,972,826   368,041,985   3,198,448,688   230,093,583
                               -------------  ------------  ------------  --------------  ------------
Net assets at end of period    $ 835,931,366  $162,489,954  $433,864,557  $3,368,306,160  $267,375,959
                               =============  ============  ============  ==============  ============
Beginning units                  581,021,306    60,196,973   207,313,236     163,461,466   110,264,905
Units issued                      25,848,090     3,361,148     1,909,853       3,809,990     2,909,520
Units redeemed                   (48,969,912)   (6,625,251)  (17,214,845)    (16,168,776)  (10,611,406)
                               -------------  ------------  ------------  --------------  ------------
Ending units                     557,899,484    56,932,870   192,008,244     151,102,680   102,563,019
                               =============  ============  ============  ==============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                     VALIC           VALIC
                                                      VALIC        Company I       Company I       VALIC         VALIC
                                                    Company I      Science &       Small Cap     Company I     Company I
                                                    Nasdaq-100     Technology     Aggressive     Small Cap     Small Cap
                                                    Index Fund        Fund        Growth Fund      Fund        Index Fund
                                                   ------------  --------------  ------------  ------------  --------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                       $  2,108,835  $           --  $         --  $    801,158  $   10,983,213
   Mortality and expense risk and
     administrative charges                          (4,240,941)    (12,507,259)   (1,457,623)   (3,051,926)    (11,229,178)
   Net investment income (loss)                      (2,132,106)    (12,507,259)   (1,457,623)   (2,250,768)       (245,965)
   Net realized gain (loss)                          24,168,614      78,308,499     3,792,804    17,490,468      62,692,372
   Capital gain distribution from mutual funds       18,328,336     109,200,578     3,728,022    49,022,262      62,167,430
   Change in unrealized appreciation
     (depreciation) of investments                  (46,975,238)   (197,914,548)  (20,840,869)  (87,829,807)   (263,230,850)
                                                   ------------  --------------  ------------  ------------  --------------
Increase (decrease) in net assets from operations    (6,610,394)    (22,912,730)  (14,777,666)  (23,567,845)   (138,617,013)
                                                   ------------  --------------  ------------  ------------  --------------
From contract transactions:
   Payments received from contract owners            30,648,485      35,556,712     9,572,270     5,177,229      66,749,120
   Payments for contract benefits or
     terminations                                   (39,403,582)    (96,511,708)  (12,841,398)  (27,281,805)    (89,796,196)
   Transfers between sub-accounts (including
     fixed account), net                              4,256,428      (9,855,484)   15,716,119   (11,059,285)     56,560,545
   Contract maintenance charges                        (137,288)       (305,304)      (50,719)      (96,549)       (509,838)
   Adjustments to net assets allocated to
     contracts in payout period                          (3,702)        (40,330)       (5,455)      (21,239)         19,325
                                                   ------------  --------------  ------------  ------------  --------------
Increase (decrease) in net assets from contract
  transactions                                       (4,639,659)    (71,156,114)   12,390,817   (33,281,649)     33,022,956
                                                   ------------  --------------  ------------  ------------  --------------
Increase (decrease) in net assets                   (11,250,053)    (94,068,844)   (2,386,849)  (56,849,494)   (105,594,057)
Net assets at beginning of period                   405,176,660   1,235,770,150   135,783,972   319,532,678   1,116,403,270
                                                   ------------  --------------  ------------  ------------  --------------
Net assets at end of period                        $393,926,607  $1,141,701,306  $133,397,123  $262,683,184  $1,010,809,213
                                                   ============  ==============  ============  ============  ==============
Beginning units                                     233,595,865     171,772,064    46,038,834    56,550,062     150,551,361
Units issued                                         17,564,301       4,585,986    11,220,075     1,491,104      18,408,042
Units redeemed                                      (20,306,178)    (13,384,211)   (7,396,501)   (7,091,286)    (14,710,788)
                                                   ------------  --------------  ------------  ------------  --------------
Ending units                                        230,853,988     162,973,839    49,862,408    50,949,880     154,248,615
                                                   ============  ==============  ============  ============  ==============
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                       $  2,357,179  $           --  $         --  $    926,473  $   11,419,211
   Mortality and expense risk and
     administrative charges                          (3,463,894)    (10,395,980)   (1,114,493)   (3,013,477)    (10,260,780)
   Net investment income (loss)                      (1,106,715)    (10,395,980)   (1,114,493)   (2,087,004)      1,158,431
   Net realized gain (loss)                          15,685,203      53,248,312       (51,212)   21,133,696      67,144,856
   Capital gain distribution from mutual funds       14,708,913      74,072,170     4,916,202    24,055,230      54,497,443
   Change in unrealized appreciation
     (depreciation) of investments                   64,847,191     243,435,156    32,580,970    (2,872,641)     12,276,324
                                                   ------------  --------------  ------------  ------------  --------------
Increase (decrease) in net assets from operations    94,134,592     360,359,658    36,331,467    40,229,281     135,077,054
                                                   ------------  --------------  ------------  ------------  --------------
From contract transactions:
   Payments received from contract owners            27,582,164      26,235,077     6,609,255     5,692,935      53,511,361
   Payments for contract benefits or
     terminations                                   (29,721,338)    (78,493,669)  (10,920,038)  (25,495,493)    (90,614,382)
   Transfers between sub-accounts (including
     fixed account), net                             14,305,907       7,648,471    (2,934,148)  (15,812,604)    (37,865,685)
   Contract maintenance charges                        (135,411)       (312,650)      (54,534)     (106,342)       (573,420)
   Adjustments to net assets allocated to
     contracts in payout period                          (3,932)        (41,623)          (30)        4,566          (5,327)
                                                   ------------  --------------  ------------  ------------  --------------
Increase (decrease) in net assets from contract
  transactions                                       12,027,390     (44,964,394)   (7,299,495)  (35,716,938)    (75,547,453)
                                                   ------------  --------------  ------------  ------------  --------------
Increase (decrease) in net assets                   106,161,982     315,395,264    29,031,972     4,512,343      59,529,601
Net assets at beginning of period                   299,014,678     920,374,886   106,752,000   315,020,335   1,056,873,669
                                                   ------------  --------------  ------------  ------------  --------------
Net assets at end of period                        $405,176,660  $1,235,770,150  $135,783,972  $319,532,678  $1,116,403,270
                                                   ============  ==============  ============  ============  ==============
Beginning units                                     225,863,789     179,094,645    49,417,602    63,357,719     161,282,233
Units issued                                         24,379,296       4,737,635     4,282,976       652,684       6,334,791
Units redeemed                                      (16,647,220)    (12,060,216)   (7,661,744)   (7,460,341)    (17,065,663)
                                                   ------------  --------------  ------------  ------------  --------------
Ending units                                        233,595,865     171,772,064    46,038,834    56,550,062     150,551,361
                                                   ============  ==============  ============  ============  ==============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                        VALIC                                                      VALIC
                                                      Company I        VALIC          VALIC                      Company II
                                                      Small Cap      Company I      Company I       VALIC        Aggressive
                                                    Special Values   Small Mid     Stock Index    Company I        Growth
                                                         Fund       Growth Fund       Fund        Value Fund   Lifestyle Fund
                                                    -------------- ------------  --------------  ------------  --------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                         $  2,824,653  $         --  $   74,460,796  $  1,348,818   $  8,053,192
   Mortality and expense risk and administrative
     charges                                           (2,186,956)   (1,123,893)    (44,196,927)     (825,553)    (5,717,316)
   Reimbursements of expenses                                  --            --              --            --      1,476,220
                                                     ------------  ------------  --------------  ------------   ------------
   Net investment income (loss)                           637,697    (1,123,893)     30,263,869       523,265      3,812,096
   Net realized gain (loss)                            18,976,609     6,775,086     278,761,207     8,569,492     12,273,948
   Capital gain distribution from mutual funds         17,577,696     4,229,754     162,997,206            --     20,198,246
   Change in unrealized appreciation
     (depreciation) of investments                    (70,748,671)  (16,031,181)   (709,054,069)  (17,677,560)   (89,900,861)
                                                     ------------  ------------  --------------  ------------   ------------
Increase (decrease) in net assets from operations     (33,556,669)   (6,150,234)   (237,031,787)   (8,584,803)   (53,616,571)
                                                     ------------  ------------  --------------  ------------   ------------
From contract transactions:
   Payments received from contract owners              27,438,019     3,575,112     230,340,683     3,364,154     61,751,449
   Payments for contract benefits or terminations     (19,746,243)   (9,709,211)   (380,913,654)  (10,947,079)   (54,326,367)
   Transfers between sub-accounts (including
     fixed account), net                              (17,609,163)   (3,224,261)    (78,758,658)   (4,761,237)   (21,394,048)
   Contract maintenance charges                           (44,928)      (29,087)     (2,010,013)      (87,349)      (908,200)
   Adjustments to net assets allocated to
     contracts in payout period                             2,542          (203)         42,656            37            113
                                                     ------------  ------------  --------------  ------------   ------------
Increase (decrease) in net assets from contract
  transactions                                         (9,959,773)   (9,387,650)   (231,298,986)  (12,431,474)   (14,877,053)
                                                     ------------  ------------  --------------  ------------   ------------
Increase (decrease) in net assets                     (43,516,442)  (15,537,884)   (468,330,773)  (21,016,277)   (68,493,624)
Net assets at beginning of period                     235,467,713   116,510,136   4,581,664,951    92,102,037    597,400,403
                                                     ------------  ------------  --------------  ------------   ------------
Net assets at end of period                          $191,951,271  $100,972,252  $4,113,334,178  $ 71,085,760   $528,906,779
                                                     ============  ============  ==============  ============   ============
Beginning units                                       108,543,231    57,916,161     420,173,995    36,999,386    175,049,393
Units issued                                            9,966,258     1,194,499      22,060,294       643,511      7,778,726
Units redeemed                                        (15,398,781)   (5,595,142)    (42,860,890)   (5,621,256)   (12,023,378)
                                                     ------------  ------------  --------------  ------------   ------------
Ending units                                          103,110,708    53,515,518     399,373,399    32,021,641    170,804,741
                                                     ============  ============  ==============  ============   ============
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                         $  2,404,450  $         --  $   63,278,383  $  1,562,991   $ 10,121,047
   Mortality and expense risk and administrative
     charges                                           (2,185,429)   (1,029,614)    (40,983,040)     (866,546)    (5,429,003)
   Reimbursements of expenses                                  --            --              --            --      1,401,028
                                                     ------------  ------------  --------------  ------------   ------------
   Net investment income (loss)                           219,021    (1,029,614)     22,295,343       696,445      6,093,072
   Net realized gain (loss)                            26,618,403     6,358,001     188,375,855     7,979,565     13,242,785
   Capital gain distribution from mutual funds         15,444,875     5,257,830     185,616,001            --     30,219,919
   Change in unrealized appreciation
     (depreciation) of investments                    (20,316,073)   14,834,323     399,354,603     3,463,767     31,203,020
                                                     ------------  ------------  --------------  ------------   ------------
Increase (decrease) in net assets from operations      21,966,226    25,420,540     795,641,802    12,139,777     80,758,796
                                                     ------------  ------------  --------------  ------------   ------------
From contract transactions:
   Payments received from contract owners               7,526,494     3,211,764     168,751,107     3,958,169     60,348,596
   Payments for contract benefits or terminations     (19,166,257)   (8,170,701)   (365,917,394)  (10,135,202)   (50,520,166)
   Transfers between sub-accounts (including
     fixed account), net                              (20,271,041)   (3,297,777)        138,620    (5,061,813)   (22,733,262)
   Contract maintenance charges                           (58,154)      (33,526)     (1,977,625)      (99,212)      (940,810)
   Adjustments to net assets allocated to
     contracts in payout period                             2,737          (258)       (269,508)           38            230
                                                     ------------  ------------  --------------  ------------   ------------
Increase (decrease) in net assets from contract
  transactions                                        (31,966,221)   (8,290,498)   (199,274,800)  (11,338,020)   (13,845,412)
                                                     ------------  ------------  --------------  ------------   ------------
Increase (decrease) in net assets                      (9,999,995)   17,130,042     596,367,002       801,757     66,913,384
Net assets at beginning of period                     245,467,708    99,380,094   3,985,297,949    91,300,280    530,487,019
                                                     ------------  ------------  --------------  ------------   ------------
Net assets at end of period                          $235,467,713  $116,510,136  $4,581,664,951  $ 92,102,037   $597,400,403
                                                     ============  ============  ==============  ============   ============
Beginning units                                       124,786,134    62,534,119     438,663,027    41,890,640    179,473,955
Units issued                                            5,280,978     2,424,214      17,619,164       861,524      7,763,661
Units redeemed                                        (21,523,881)   (7,042,172)    (36,108,196)   (5,752,778)   (12,188,223)
                                                     ------------  ------------  --------------  ------------   ------------
Ending units                                          108,543,231    57,916,161     420,173,995    36,999,386    175,049,393
                                                     ============  ============  ==============  ============   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                         VALIC         VALIC                         VALIC
                                                       Company II    Company II       VALIC        Company II      VALIC
                                                        Capital     Conservative    Company II     Government    Company II
                                                      Appreciation     Growth       Core Bond     Money Market   High Yield
                                                          Fund     Lifestyle Fund      Fund         II Fund      Bond Fund
                                                      ------------ -------------- --------------  ------------  ------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                          $   187,538   $  7,587,260  $   25,616,428  $  1,553,104  $ 26,148,793
   Mortality and expense risk and administrative
     charges                                             (433,821)    (3,256,080)    (10,545,615)   (1,144,730)   (4,525,163)
   Reimbursements of expenses                             105,821        829,625       2,768,279       308,734     1,170,635
                                                      -----------   ------------  --------------  ------------  ------------
   Net investment income (loss)                          (140,462)     5,160,805      17,839,092       717,108    22,794,265
   Net realized gain (loss)                             3,472,311      1,066,756      (1,277,956)           --     1,864,321
   Capital gain distribution from mutual funds          2,008,774      1,912,195         393,724            --            --
   Change in unrealized appreciation
     (depreciation) of investments                     (5,361,266)   (30,440,195)    (45,310,377)           --   (42,283,810)
                                                      -----------   ------------  --------------  ------------  ------------
Increase (decrease) in net assets from operations         (20,643)   (22,300,439)    (28,355,517)      717,108   (17,625,224)
                                                      -----------   ------------  --------------  ------------  ------------
From contract transactions:
   Payments received from contract owners               2,107,529     38,462,557      96,164,837    25,579,629    28,547,789
   Payments for contract benefits or terminations      (4,439,724)   (44,749,725)   (102,867,351)  (16,104,130)  (52,278,091)
   Transfers between sub-accounts (including
     fixed account), net                                2,126,678     (6,385,423)    272,279,188   (17,111,906)  (17,128,123)
   Contract maintenance charges                           (55,473)      (212,040)       (511,836)      (41,545)     (239,085)
   Adjustments to net assets allocated to contracts
     in payout period                                          --        (28,320)            425           561           174
                                                      -----------   ------------  --------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                           (260,990)   (12,912,951)    265,065,263    (7,677,391)  (41,097,336)
                                                      -----------   ------------  --------------  ------------  ------------
Increase (decrease) in net assets                        (281,633)   (35,213,390)    236,709,746    (6,960,283)  (58,722,560)
Net assets at beginning of period                      41,498,943    339,604,862   1,023,246,404   123,795,829   495,903,122
                                                      -----------   ------------  --------------  ------------  ------------
Net assets at end of period                           $41,217,310   $304,391,472  $1,259,956,150  $116,835,546  $437,180,562
                                                      ===========   ============  ==============  ============  ============
Beginning units                                        19,345,424    113,512,838     497,723,255   101,543,860   173,436,602
Units issued                                            2,938,607     11,081,057     157,592,634    55,251,175    14,092,863
Units redeemed                                         (3,121,711)   (15,465,635)    (29,508,152)  (61,748,013)  (27,909,803)
                                                      -----------   ------------  --------------  ------------  ------------
Ending units                                           19,162,320    109,128,260     625,807,737    95,047,022   159,619,662
                                                      ===========   ============  ==============  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                          $   183,078   $  8,520,714  $   23,581,876  $    423,998  $ 21,860,941
   Mortality and expense risk and administrative
     charges                                             (369,783)    (3,235,395)     (8,804,865)   (1,201,157)   (4,553,032)
   Reimbursements of expenses                              95,495        823,171       2,280,875       320,833     1,167,657
                                                      -----------   ------------  --------------  ------------  ------------
   Net investment income (loss)                           (91,210)     6,108,490      17,057,886      (456,326)   18,475,566
   Net realized gain (loss)                             3,281,523      1,723,301        (535,526)           (1)    2,627,552
   Capital gain distribution from mutual funds          3,424,509      2,801,801              --            --            --
   Change in unrealized appreciation
     (depreciation) of investments                      1,286,229     19,275,128      18,287,272             1    11,074,713
                                                      -----------   ------------  --------------  ------------  ------------
Increase (decrease) in net assets from operations       7,901,051     29,908,720      34,809,632      (456,326)   32,177,831
                                                      -----------   ------------  --------------  ------------  ------------
From contract transactions:
   Payments received from contract owners               1,736,181     34,464,509      67,221,973    38,319,550    28,180,613
   Payments for contract benefits or terminations      (4,410,366)   (38,973,212)    (99,102,107)  (12,020,795)  (47,831,735)
   Transfers between sub-accounts (including
     fixed account), net                                 (195,165)    (9,276,182)    128,077,190   (36,146,596)   34,393,791
   Contract maintenance charges                           (41,924)      (239,049)       (558,209)      (53,570)     (304,669)
   Adjustments to net assets allocated to contracts
     in payout period                                          --        (28,292)            431           556         2,766
                                                      -----------   ------------  --------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                         (2,911,274)   (14,052,226)     95,639,278    (9,900,855)   14,440,766
                                                      -----------   ------------  --------------  ------------  ------------
Increase (decrease) in net assets                       4,989,777     15,856,494     130,448,910   (10,357,181)   46,618,597
Net assets at beginning of period                      36,509,166    323,748,368     892,797,494   134,153,010   449,284,525
                                                      -----------   ------------  --------------  ------------  ------------
Net assets at end of period                           $41,498,943   $339,604,862  $1,023,246,404  $123,795,829  $495,903,122
                                                      ===========   ============  ==============  ============  ============
Beginning units                                        20,863,767    118,462,070     449,371,836   109,867,124   168,773,678
Units issued                                            1,575,305      7,244,970      86,132,160    37,432,250    23,708,349
Units redeemed                                         (3,093,648)   (12,194,202)    (37,780,741)  (45,755,514)  (19,045,425)
                                                      -----------   ------------  --------------  ------------  ------------
Ending units                                           19,345,424    113,512,838     497,723,255   101,543,860   173,436,602
                                                      ===========   ============  ==============  ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                       VALIC                                                     VALIC
                                                    Company II       VALIC          VALIC         VALIC        Company II
                                                   International   Company II    Company II    Company II       Moderate
                                                   Opportunities   Large Cap       Mid Cap    Mid Cap Value      Growth
                                                       Fund        Value Fund    Growth Fund      Fund       Lifestyle Fund
                                                   -------------  ------------  ------------  -------------  --------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                       $   5,322,421  $  2,227,722  $    191,275  $   3,410,753  $  14,507,206
   Mortality and expense risk and administrative
     charges                                          (6,255,074)   (1,854,756)   (1,539,542)    (7,810,312)    (9,045,211)
   Reimbursements of expenses                          1,625,276       477,866       414,574      2,046,775      2,319,605
                                                   -------------  ------------  ------------  -------------  -------------
   Net investment income (loss)                          692,623       850,832      (933,693)    (2,352,784)     7,781,600
   Net realized gain (loss)                           63,627,253    18,947,573     3,325,486     47,948,943     11,340,620
   Capital gain distribution from mutual funds                --     6,227,529    22,765,280     62,161,557     20,153,485
   Change in unrealized appreciation
     (depreciation) of investments                  (175,755,483)  (44,824,173)  (44,966,866)  (225,950,669)  (110,405,014)
                                                   -------------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from operations   (111,435,607)  (18,798,239)  (19,809,793)  (118,192,953)   (71,129,309)
                                                   -------------  ------------  ------------  -------------  -------------
From contract transactions:
   Payments received from contract owners             47,776,134    10,792,600    37,252,948     43,459,240    121,919,832
   Payments for contract benefits or
     terminations                                    (54,335,071)  (21,487,112)   (9,055,091)   (75,943,278)   (97,052,616)
   Transfers between sub-accounts (including
     fixed account), net                             (65,760,766)  (17,653,140)   31,706,137   (107,633,948)   (26,674,750)
   Contract maintenance charges                         (189,710)     (159,819)      (46,830)      (345,539)      (661,892)
   Adjustments to net assets allocated to
     contracts in payout period                              316            --          (645)          (117)         1,569
                                                   -------------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from contract
  transactions....................................   (72,509,097)  (28,507,471)   59,856,519   (140,463,642)    (2,467,857)
                                                   -------------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets                   (183,944,704)  (47,305,710)   40,046,726   (258,656,595)   (73,597,166)
Net assets at beginning of period                    684,261,194   203,476,187   136,586,222    876,439,667    927,236,654
                                                   -------------  ------------  ------------  -------------  -------------
Net assets at end of period                        $ 500,316,490  $156,170,477  $176,632,948  $ 617,783,072  $ 853,639,488
                                                   =============  ============  ============  =============  =============
Beginning units                                      225,444,336    57,219,062    54,538,747    134,638,078    273,875,279
Units issued                                          20,837,463       980,174    26,503,717      4,595,909     17,100,121
Units redeemed                                       (44,756,792)   (8,973,149)   (5,591,820)   (26,195,331)   (17,815,876)
                                                   -------------  ------------  ------------  -------------  -------------
Ending units                                         201,525,007    49,226,087    75,450,644    113,038,656    273,159,524
                                                   =============  ============  ============  =============  =============
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                       $   7,785,119  $  2,694,685  $         --  $   5,134,038  $  18,748,269
   Mortality and expense risk and administrative
     charges                                          (5,721,794)   (2,006,790)   (1,115,808)    (8,596,692)    (8,583,976)
   Reimbursements of expenses                          1,476,197       501,279       287,017      2,244,712      2,198,948
                                                   -------------  ------------  ------------  -------------  -------------
   Net investment income (loss)                        3,539,522     1,189,174      (828,791)    (1,217,942)    12,363,241
   Net realized gain (loss)                           34,877,999    25,667,014     1,105,823     93,841,738     24,017,146
   Capital gain distribution from mutual funds                --            --            --     53,380,854     34,528,625
   Change in unrealized appreciation
     (depreciation) of investments                   150,901,616       201,099    30,100,072    (30,111,030)    35,580,656
                                                   -------------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from operations    189,319,137    27,057,287    30,377,104    115,893,620    106,489,668
                                                   -------------  ------------  ------------  -------------  -------------
From contract transactions:
   Payments received from contract owners             36,979,388    11,875,872     7,625,043     42,413,275    108,504,656
   Payments for contract benefits or
     terminations                                    (52,557,769)  (20,249,181)   (9,504,133)   (82,819,206)   (86,795,657)
   Transfers between sub-accounts (including
     fixed account), net                               6,624,360   (18,960,182)    7,483,771   (117,999,190)   (43,168,115)
   Contract maintenance charges                         (234,025)     (227,626)      (72,248)      (395,939)      (729,444)
   Adjustments to net assets allocated to
     contracts in payout period                            3,809            --          (265)           420            177
                                                   -------------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from contract
  transactions                                        (9,184,237)  (27,561,117)    5,532,168   (158,800,640)   (22,188,383)
                                                   -------------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets                    180,134,900      (503,830)   35,909,272    (42,907,020)    84,301,285
Net assets at beginning of period                    504,126,294   203,980,017   100,676,950    919,346,687    842,935,369
                                                   -------------  ------------  ------------  -------------  -------------
Net assets at end of period                        $ 684,261,194  $203,476,187  $136,586,222  $ 876,439,667  $ 927,236,654
                                                   =============  ============  ============  =============  =============
Beginning units                                      229,789,203    66,351,638    52,595,301    160,086,694    280,843,771
Units issued                                          20,207,245     5,804,949     6,322,849      1,372,977     15,548,867
Units redeemed                                       (24,552,112)  (14,937,525)   (4,379,403)   (26,821,593)   (22,517,359)
                                                   -------------  ------------  ------------  -------------  -------------
Ending units                                         225,444,336    57,219,062    54,538,747    134,638,078    273,875,279
                                                   =============  ============  ============  =============  =============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                                                   Vanguard
                                                                                       VALIC                     LifeStrategy
                                                          VALIC         VALIC       Company II        VALIC      Conservative
                                                       Company II     Company II     Socially       Company II   Growth Fund
                                                        Small Cap     Small Cap     Responsible   Strategic Bond   Investor
                                                       Growth Fund    Value Fund       Fund            Fund         Shares
                                                      ------------  -------------  -------------  -------------- ------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                          $         --  $   3,280,775  $  11,884,157   $ 21,865,620  $  2,343,716
   Mortality and expense risk and administrative
     charges                                            (1,447,302)    (3,912,426)    (7,201,461)    (5,784,701)   (1,127,166)
   Reimbursements of expenses                              379,529      1,028,030      1,866,591      1,510,885            --
                                                      ------------  -------------  -------------   ------------  ------------
   Net investment income (loss)                         (1,067,773)       396,379      6,549,287     17,591,804     1,216,550
   Net realized gain (loss)                              8,442,800     13,224,888     81,001,742      8,779,019     1,695,951
   Capital gain distribution from mutual funds           4,746,277     28,691,869     13,565,278             --       950,793
   Change in unrealized appreciation
     (depreciation) of investments                     (24,153,386)  (104,304,867)  (136,105,456)   (52,448,926)   (7,702,326)
                                                      ------------  -------------  -------------   ------------  ------------
Increase (decrease) in net assets from operations      (12,032,082)   (61,991,731)   (34,989,149)   (26,078,103)   (3,839,032)
                                                      ------------  -------------  -------------   ------------  ------------
From contract transactions:
   Payments received from contract owners               14,190,574     20,330,584     44,319,028     50,728,104    10,738,776
   Payments for contract benefits or terminations      (11,764,604)   (42,910,713)   (84,762,498)   (57,036,402)  (11,333,179)
   Transfers between sub-accounts (including
     fixed account), net                                26,910,335    (24,947,124)   (76,557,282)    24,933,451       835,548
   Contract maintenance charges                            (81,863)      (137,192)      (460,846)      (881,695)      (40,796)
   Adjustments to net assets allocated to contracts
     in payout period                                         (936)        (2,676)          (299)        (5,336)          486
                                                      ------------  -------------  -------------   ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                          29,253,506    (47,667,121)  (117,461,897)    17,738,122       200,835
                                                      ------------  -------------  -------------   ------------  ------------
Increase (decrease) in net assets                       17,221,424   (109,658,852)  (152,451,046)    (8,339,981)   (3,638,197)
Net assets at beginning of period                      126,112,240    433,221,890    779,504,963    612,659,053    91,831,292
                                                      ------------  -------------  -------------   ------------  ------------
Net assets at end of period                           $143,333,664  $ 323,563,038  $ 627,053,917   $604,319,072  $ 88,193,095
                                                      ============  =============  =============   ============  ============
Beginning units                                         32,109,839     96,767,255    239,129,520    206,604,694    41,049,609
Units issued                                            14,548,144      8,841,563      3,565,628     25,862,157     4,959,237
Units redeemed                                          (8,205,670)   (19,385,310)   (37,654,532)   (21,212,663)   (4,883,321)
                                                      ------------  -------------  -------------   ------------  ------------
Ending units                                            38,452,313     86,223,508    205,040,616    211,254,188    41,125,525
                                                      ============  =============  =============   ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                          $         --  $   4,043,958  $  10,313,109   $ 21,806,791  $  1,993,589
   Mortality and expense risk and administrative
     charges                                              (952,336)    (4,244,715)    (7,357,767)    (5,741,382)   (1,072,828)
   Reimbursements of expenses                              247,454      1,111,779      1,905,120      1,478,183            --
                                                      ------------  -------------  -------------   ------------  ------------
   Net investment income (loss)                           (704,882)       911,022      4,860,462     17,543,592       920,761
   Net realized gain (loss)                              1,759,469     40,816,129     65,789,506      6,428,828     1,632,806
   Capital gain distribution from mutual funds           4,944,816     16,309,091     50,793,557             --       229,939
   Change in unrealized appreciation
     (depreciation) of investments                      27,250,618    (42,336,683)    17,286,983     10,911,551     5,343,553
                                                      ------------  -------------  -------------   ------------  ------------
Increase (decrease) in net assets from operations       33,250,021     15,699,559    138,730,508     34,883,971     8,127,059
                                                      ------------  -------------  -------------   ------------  ------------
From contract transactions:
   Payments received from contract owners                4,581,560     22,656,754     46,129,024     35,011,639     9,299,418
   Payments for contract benefits or terminations       (8,011,517)   (42,236,989)   (72,507,900)   (59,032,792)   (9,950,143)
   Transfers between sub-accounts (including
     fixed account), net                                20,928,483    (64,971,419)   (66,470,374)    17,432,400    (2,666,238)
   Contract maintenance charges                            (70,715)      (176,391)      (468,180)      (895,711)      (43,789)
   Adjustments to net assets allocated to contracts
     in payout period                                         (851)        (3,982)          (525)        (3,503)          494
                                                      ------------  -------------  -------------   ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                          17,426,960    (84,732,027)   (93,317,955)    (7,487,967)   (3,360,258)
                                                      ------------  -------------  -------------   ------------  ------------
Increase (decrease) in net assets                       50,676,981    (69,032,468)    45,412,553     27,396,004     4,766,801
Net assets at beginning of period                       75,435,259    502,254,358    734,092,410    585,263,049    87,064,491
                                                      ------------  -------------  -------------   ------------  ------------
Net assets at end of period                           $126,112,240  $ 433,221,890  $ 779,504,963   $612,659,053  $ 91,831,292
                                                      ============  =============  =============   ============  ============
Beginning units                                         27,036,435    116,675,370    268,366,950    210,077,767    42,667,897
Units issued                                             8,879,900      3,996,261      4,486,562      9,598,808     4,109,168
Units redeemed                                          (3,806,496)   (23,904,376)   (33,723,992)   (13,071,881)   (5,727,456)
                                                      ------------  -------------  -------------   ------------  ------------
Ending units                                            32,109,839     96,767,255    239,129,520    206,604,694    41,049,609
                                                      ============  =============  =============   ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                    Vanguard      Vanguard
                                                      Vanguard    LifeStrategy    Long-Term     Vanguard
                                                    LifeStrategy    Moderate     Investment-    Long-Term      Vanguard
                                                    Growth Fund   Growth Fund    Grade Fund   Treasury Fund   Wellington
                                                      Investor      Investor      Investor      Investor     Fund Investor
                                                       Shares        Shares        Shares        Shares         Shares
                                                    ------------  ------------  ------------  ------------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                        $  5,694,440  $  6,057,187  $ 10,556,429  $  5,730,477  $   50,913,844
   Mortality and expense risk and administrative
     charges                                          (3,062,003)   (3,092,702)   (3,048,206)   (2,413,141)    (22,961,104)
   Reimbursements of expenses                                 --            --       630,901       501,976              --
                                                    ------------  ------------  ------------  ------------  --------------
   Net investment income (loss)                        2,632,437     2,964,485     8,139,124     3,819,312      27,952,740
   Net realized gain (loss)                            9,051,109    11,184,048    (6,585,268)   (1,331,648)     74,862,085
   Capital gain distribution from mutual funds         4,000,321     3,311,838       957,586            --     107,297,621
   Change in unrealized appreciation
     (depreciation) of investments                   (35,710,884)  (32,762,125)  (22,357,108)   (9,443,974)   (295,320,036)
                                                    ------------  ------------  ------------  ------------  --------------
Increase (decrease) in net assets from operations    (20,027,017)  (15,301,754)  (19,845,666)   (6,956,310)    (85,207,590)
                                                    ------------  ------------  ------------  ------------  --------------
From contract transactions:
   Payments received from contract owners             27,207,670    32,760,851    12,004,271     8,488,008     115,809,614
   Payments for contract benefits or terminations    (21,635,825)  (30,029,168)  (27,645,347)  (21,733,809)   (199,664,254)
   Transfers between sub-accounts (including
     fixed account), net                              (5,482,245)   (8,700,629)  (40,833,789)   (8,368,760)    (47,740,962)
   Contract maintenance charges                         (102,509)     (145,557)     (232,475)     (171,906)       (795,691)
   Adjustments to net assets allocated to
     contracts in payout period                             (811)           50           172         1,243      (1,371,622)
                                                    ------------  ------------  ------------  ------------  --------------
Increase (decrease) in net assets from contract
  transactions                                           (13,720)   (6,114,453)  (56,707,168)  (21,785,224)   (133,762,915)
                                                    ------------  ------------  ------------  ------------  --------------
Increase (decrease) in net assets                    (20,040,737)  (21,416,207)  (76,552,834)  (28,741,534)   (218,970,505)
Net assets at beginning of period                    250,146,680   255,132,358   290,216,586   222,624,818   1,988,511,026
                                                    ------------  ------------  ------------  ------------  --------------
Net assets at end of period                         $230,105,943  $233,716,151  $213,663,752  $193,883,284  $1,769,540,521
                                                    ============  ============  ============  ============  ==============
Beginning units                                       94,056,973   101,919,583    76,473,321    62,988,883     426,658,543
Units issued                                           6,609,538     8,360,037     7,059,677     2,607,540      13,263,495
Units redeemed                                        (6,619,828)  (10,860,493)  (23,210,733)   (9,119,102)    (39,884,735)
                                                    ------------  ------------  ------------  ------------  --------------
Ending units                                          94,046,683    99,419,127    60,322,265    56,477,321     400,037,303
                                                    ============  ============  ============  ============  ==============
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                        $  5,203,591  $  5,395,079  $ 10,536,736  $  6,164,137  $   47,148,115
   Mortality and expense risk and administrative
     charges                                          (2,859,052)   (2,923,086)   (3,129,235)   (2,749,093)    (22,554,653)
   Reimbursements of expenses                                 --            --       650,440       573,063              --
                                                    ------------  ------------  ------------  ------------  --------------
   Net investment income (loss)                        2,344,539     2,471,993     8,057,941     3,988,107      24,593,462
   Net realized gain (loss)                           10,540,544     8,723,788    (1,766,656)       10,286      51,346,833
   Capital gain distribution from mutual funds           105,200       402,021     4,318,836            --      76,393,753
   Change in unrealized appreciation
     (depreciation) of investments                    25,349,542    19,080,075    16,142,256    12,735,613      86,786,052
                                                    ------------  ------------  ------------  ------------  --------------
Increase (decrease) in net assets from operations     38,339,825    30,677,877    26,752,377    16,734,006     239,120,100
                                                    ------------  ------------  ------------  ------------  --------------
From contract transactions:
   Payments received from contract owners             22,839,980    28,208,384    14,136,634     8,369,376     120,404,140
   Payments for contract benefits or terminations    (23,686,894)  (23,836,227)  (25,494,507)  (21,731,797)   (181,433,854)
   Transfers between sub-accounts (including
     fixed account), net                              (5,572,339)   (6,030,397)  (18,295,881)  (22,167,634)     (7,568,073)
   Contract maintenance charges                         (115,492)     (151,710)     (244,837)     (188,875)       (869,382)
   Adjustments to net assets allocated to
     contracts in payout period                           (2,485)           49           144         1,185         (88,757)
                                                    ------------  ------------  ------------  ------------  --------------
Increase (decrease) in net assets from contract
  transactions                                        (6,537,230)   (1,809,901)  (29,898,447)  (35,717,745)    (69,555,926)
                                                    ------------  ------------  ------------  ------------  --------------
Increase (decrease) in net assets                     31,802,595    28,867,976    (3,146,070)  (18,983,739)    169,564,174
Net assets at beginning of period                    218,344,085   226,264,382   293,362,656   241,608,557   1,818,946,852
                                                    ------------  ------------  ------------  ------------  --------------
Net assets at end of period                         $250,146,680  $255,132,358  $290,216,586  $222,624,818  $1,988,511,026
                                                    ============  ============  ============  ============  ==============
Beginning units                                       96,702,868   102,772,385    85,760,846    73,586,886     439,520,652
Units issued                                           5,956,007     8,162,204    11,066,249     1,655,833      14,334,419
Units redeemed                                        (8,601,902)   (9,015,006)  (20,353,774)  (12,253,836)    (27,196,528)
                                                    ------------  ------------  ------------  ------------  --------------
Ending units                                          94,056,973   101,919,583    76,473,321    62,988,883     426,658,543
                                                    ============  ============  ============  ============  ==============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                          Vanguard
                                                                         Windsor II
                                                                        Fund Investor
                                                                           Shares
                                                                       --------------
FOR THE YEAR ENDED DECEMBER 31, 2018
From operations:
   Dividends                                                           $   35,682,603
   Mortality and expense risk and administrative charges                  (20,603,310)
                                                                       --------------
   Net investment income (loss)                                            15,079,293
   Net realized gain (loss)                                               103,531,983
   Capital gain distribution from mutual funds                            117,451,854
   Change in unrealized appreciation (depreciation) of investments       (392,292,719)
                                                                       --------------
Increase (decrease) in net assets from operations                        (156,229,589)
                                                                       --------------
From contract transactions:
   Payments received from contract owners                                  61,692,565
   Payments for contract benefits or terminations                        (156,341,515)
   Transfers between sub-accounts (including fixed account), net          (73,660,993)
   Contract maintenance charges                                              (650,967)
   Adjustments to net assets allocated to contracts in payout period           (7,730)
                                                                       --------------
Increase (decrease) in net assets from contract transactions             (168,968,640)
                                                                       --------------
Increase (decrease) in net assets                                        (325,198,229)
Net assets at beginning of period                                       1,798,668,358
                                                                       --------------
Net assets at end of period                                            $1,473,470,129
                                                                       ==============
Beginning units                                                           397,426,878
Units issued                                                                2,768,011
Units redeemed                                                            (38,923,066)
                                                                       --------------
Ending units                                                              361,271,823
                                                                       ==============
FOR THE YEAR ENDED DECEMBER 31, 2017
From operations:
   Dividends                                                           $   34,375,332
   Mortality and expense risk and administrative charges                  (20,674,577)
                                                                       --------------
   Net investment income (loss)                                            13,700,755
   Net realized gain (loss)                                                89,089,986
   Capital gain distribution from mutual funds                            107,248,697
   Change in unrealized appreciation (depreciation) of investments         39,725,680
                                                                       --------------
Increase (decrease) in net assets from operations                         249,765,118
                                                                       --------------
From contract transactions:
   Payments received from contract owners                                  64,436,914
   Payments for contract benefits or terminations                        (149,888,770)
   Transfers between sub-accounts (including fixed account), net          (59,624,768)
   Contract maintenance charges                                              (718,701)
   Adjustments to net assets allocated to contracts in payout period          (17,439)
                                                                       --------------
Increase (decrease) in net assets from contract transactions             (145,812,764)
                                                                       --------------
Increase (decrease) in net assets                                         103,952,354
Net assets at beginning of period                                       1,694,716,004
                                                                       --------------
Net assets at end of period                                            $1,798,668,358
                                                                       ==============
Beginning units                                                           431,195,785
Units issued                                                                2,973,713
Units redeemed                                                            (36,742,620)
                                                                       --------------
Ending units                                                              397,426,878
                                                                       ==============

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Variable Annuity Life Insurance Company Separate Account A (the Separate Account) is a segregated investment account established by The Variable Annuity Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

Equity Director                         Polaris Platinum Elite
Group Fixed and Variable Annuity
(GTS-VA)                                Portfolio Director
Group Unit Purchase (GUP)               Portfolio Director Freedom Advisor
IMPACT                                  Portfolio Director Group Unallocated VA
Independence Plus                       Potentia
Polaris Choice Elite

The Separate Account contracts are sold primarily through the Company's captive sales force. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company; however, all commissions are paid by the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2018 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

AMERICAN BEACON FUNDS (AMERICAN BEACON)
American Beacon Bridgeway Large Cap     American Beacon Holland Large Cap
Growth Fund Investor Class/(b)/         Growth Fund Investor Class/(b)/

ANCHOR SERIES TRUST (AST)/(A)/
AST SA BlackRock Multi-Asset Income     AST SA Wellington Growth Portfolio
Portfolio Class 3                       Class 3/(d)/
AST SA PGI Asset Allocation Portfolio   AST SA Wellington Natural Resources
Class 3/(c)/                            Portfolio Class 3/(e)/
AST SA Wellington Capital Appreciation  AST SA Wellington Strategic
Portfolio Class 3                       Multi-Asset Portfolio Class 3/(f)/
AST SA Wellington Government and
Quality Bond Portfolio Class 3

ARIEL INVESTMENT TRUST (ARIEL)
Ariel Appreciation Fund Investor Class  Ariel Fund Investor Class

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (FTVIP)
FTVIP Franklin Founding Funds           FTVIP Templeton Global Asset
Allocation VIP Fund Class 2             Allocation Fund
FTVIP Franklin Income VIP Fund Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST
(GOLDMAN SACHS VIT)
Goldman Sachs VIT Government Money
Market Fund Service Class

INVESCO VARIABLE INSURANCE FUNDS
(INVESCO V.I.)
Invesco V.I. American Franchise Fund    Invesco V.I. Comstock Fund Series II
Series II/(o)/
Invesco V. I. Balanced-Risk Commodity   Invesco V.I. Growth and Income Fund
Strategy Fund Class R5                  Series II

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

LORD ABBETT SERIES FUND, INC. (LORD
ABBETT)
Lord Abbett Growth and Income
Portfolio Class VC

NEUBERGER BERMAN ADVISERS MANAGEMENT
TRUST (NEUBERGER BERMAN AMT)
Neuberger Berman AMT Guardian Trust
Class

SEASONS SERIES TRUST (SST)/(A)/
SST SA Allocation Balanced Portfolio    SST SA Allocation Moderate Portfolio
Class 3                                 Class 3
SST SA Allocation Growth Portfolio      SST SA Putnam Asset Allocation
Class 3                                 Diversified Growth Portfolio Class 3
SST SA Allocation Moderate Growth       SST SA Wellington Real Return
Portfolio Class 3                       Portfolio Class 3

SUNAMERICA FUNDS/(A)/
SunAmerica 2020 High Watermark Fund
Class I/(g)/

SUNAMERICA SERIES TRUST (SAST)/(A)/
SAST SA AB Growth Portfolio Class 3     SAST SA JPMorgan Emerging Markets
                                        Portfolio Class 3
SAST SA AB Small & Mid Cap Value        SAST SA JPMorgan Equity-Income
Portfolio Class 3                       Portfolio Class 3
SAST SA American Funds Asset            SAST SA JPMorgan Global Equities
Allocation Portfolio Class 3            Portfolio Class 3
SAST SA American Funds Global Growth    SAST SA JPMorgan MFS Core Bond
Portfolio Class 3                       Portfolio Class 3
SAST SA American Funds Growth           SAST SA JPMorgan Mid-Cap Growth
Portfolio Class 3                       Portfolio Class 3
SAST SA American Funds Growth-Income    SAST SA Large Cap Growth Index
Portfolio Class 3                       Portfolio Class 3/(i)/
SAST SA American Funds VCP Managed      SAST SA Large Cap Index Portfolio
Asset Allocation Portfolio Class 3      Class 3/(m)/
SAST SA BlackRock VCP Global Multi      SAST SA Large Cap Value Index
Asset Portfolio Class 3                 Portfolio Class 3/(i)/
SAST SA Boston Company Capital Growth   SAST SA Legg Mason BW Large Cap Value
Portfolio Class 3/(s)/                  Portfolio Class 3
SAST SA Columbia Technology Portfolio   SAST SA Legg Mason Tactical
Class 3                                 Opportunities Class 3/(m)/
SAST SA DFA Ultra Short Bond Portfolio  SAST SA MFS Blue Chip Growth Portfolio
Class 3                                 Class 3
SAST SA Dogs of Wall Street Portfolio   SAST SA MFS Massachusetts Investors
Class 3                                 Trust Portfolio Class 3
SAST SA Emerging Markets Equity Index   SAST SA MFS Telecom Utility Portfolio
Portfolio Class 3/(i)/                  Class 3/(t)/
SAST SA Federated Corporate Bond        SAST SA MFS Total Return Portfolio
Portfolio Class 3                       Class 3/(u)/
SAST SA Fidelity Institutional AM(R)    SAST SA Mid Cap Index Portfolio
Real Estate Portfolio Class 3/(h)/      Class 3/(l)/
SAST SA Fixed Income Index Portfolio    SAST SA Morgan Stanley International
Class 3                                 Equities Portfolio Class 3
SAST SA Fixed Income Intermediate       SAST SA Oppenheimer Main Street Large
Index Portfolio Class 3                 Cap Portfolio Class 3
SAST SA Franklin Small Company Value    SAST SA PIMCO VCP Tactical Balanced
Portfolio Class 3                       Portfolio Class 3
SAST SA Global Index Allocation 60-40   SAST SA PineBridge High-Yield Bond
Portfolio Class 3/(i)/                  Portfolio Class 3
SAST SA Global Index Allocation 75-25   SAST SA Putnam International Growth
Portfolio Class 3/(i)/                  and Income Portfolio Class 3
SAST SA Global Index Allocation 90-10   SAST SA Schroders VCP Global
Portfolio Class 3/(i)/                  Allocation Portfolio Class 3
SAST SA Goldman Sachs Global Bond       SAST SA Small Cap Index Portfolio
Portfolio Class 3                       Class 3/(l)/
SAST SA Goldman Sachs Multi-Asset       SAST SA T. Rowe Price Asset Allocation
Insights Portfolio Class 3/(m)/         Growth Portfolio Class 3/(m)/
SAST SA Index Allocation 60-40          SAST SA T. Rowe Price VCP Balanced
Portfolio Class 3/(l)/                  Portfolio Class 3
SAST SA Index Allocation 80-20          SAST SA Templeton Foreign Value
Portfolio Class 3/(l)/                  Portfolio Class 3/(n)/
SAST SA Index Allocation 90-10          SAST SA VCP Dynamic Allocation
Portfolio Class 3/(l)/                  Portfolio Class 3
SAST SA International Index Portfolio   SAST SA VCP Dynamic Strategy Portfolio
Class 3/(l)/                            Class 3
SAST SA Invesco Growth Opportunities    SAST SA VCP Index Allocation Portfolio
Portfolio Class 3                       Class 3/(m)/
SAST SA Invesco VCP Equity-Income       SAST SA WellsCap Aggressive Growth
Portfolio Class 3/(j)/                  Portfolio Class 3
SAST SA Janus Focused Growth Portfolio  SAST SA WellsCap Fundamental Growth
Class 3                                 Portfolio Class 3/(o)(p)/
SAST SA JPMorgan Diversified Balanced
Portfolio Class 3/(k)/

T. ROWE PRICE RETIREMENT FUNDS, INC.
(T. ROWE PRICE)
T Rowe Price Retirement 2015 Advisor    T Rowe Price Retirement 2040 Advisor
Class                                   Class
T Rowe Price Retirement 2020 Advisor    T Rowe Price Retirement 2045 Advisor
Class                                   Class
T Rowe Price Retirement 2025 Advisor    T Rowe Price Retirement 2050 Advisor
Class                                   Class
T Rowe Price Retirement 2030 Advisor    T Rowe Price Retirement 2055 Advisor
Class                                   Class
T Rowe Price Retirement 2035 Advisor    T Rowe Price Retirement 2060 Advisor
Class                                   Class

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


VALIC COMPANY I/(Q)/
VALIC Company I Asset Allocation Fund   VALIC Company I International Equities
                                        Index Fund
VALIC Company I Blue Chip Growth Fund   VALIC Company I International
                                        Government Bond Fund
VALIC Company I Broad Cap Value Fund    VALIC Company I International Growth
                                        Fund
VALIC Company I Capital Conservation    VALIC Company I International Value
Fund                                    Fund/(r)/
VALIC Company I Core Equity Fund        VALIC Company I Large Cap Core Fund
VALIC Company I Dividend Value Fund     VALIC Company I Large Capital Growth
                                        Fund
VALIC Company I Dynamic Allocation Fund VALIC Company I Mid Cap Index Fund VALIC Company I Emerging Economies Fund VALIC Company I Mid Cap Strategic
                                        Growth Fund
VALIC Company I Global Real Estate Fund VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Global Social           VALIC Company I Science & Technology
Awareness Fund                          Fund
VALIC Company I Global Strategy Fund    VALIC Company I Small Cap Aggressive
                                        Growth Fund
VALIC Company I Government Money
Market I Fund                           VALIC Company I Small Cap Fund
VALIC Company I Government Securities
Fund                                    VALIC Company I Small Cap Index Fund
VALIC Company I Growth & Income Fund    VALIC Company I Small Cap Special
                                        Values Fund
VALIC Company I Growth Fund             VALIC Company I Small Mid Growth Fund
VALIC Company I Health Sciences Fund    VALIC Company I Stock Index Fund
VALIC Company I Inflation Protected
Fund                                    VALIC Company I Value Fund

VALIC COMPANY II/(Q)/
VALIC Company II Aggressive Growth
Lifestyle Fund                          VALIC Company II Mid Cap Growth Fund
VALIC Company II Capital Appreciation
Fund                                    VALIC Company II Mid Cap Value Fund
VALIC Company II Conservative Growth    VALIC Company II Moderate Growth
Lifestyle Fund                          Lifestyle Fund
VALIC Company II Core Bond Fund         VALIC Company II Small Cap Growth Fund
VALIC Company II Government Money
Market II Fund                          VALIC Company II Small Cap Value Fund
VALIC Company II High Yield Bond Fund   VALIC Company II Socially Responsible
                                        Fund
VALIC Company II International
Opportunities Fund                      VALIC Company II Strategic Bond Fund
VALIC Company II Large Cap Value Fund

VANGUARD FUNDS (VANGUARD)
Vanguard LifeStrategy Conservative      Vanguard Long-Term Treasury Fund
Growth Fund Investor Shares             Investor Shares
Vanguard LifeStrategy Growth Fund       Vanguard Wellington Fund Investor
Investor Shares                         Shares
Vanguard LifeStrategy Moderate Growth   Vanguard Windsor II Fund Investor
Fund Investor Shares                    Shares
Vanguard Long-Term Investment-Grade
Fund Investor Shares

(a)These are affiliated investment companies. SunAmerica Asset Management
   Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, SunAmerica Mutual Funds and SunAmerica Series Trust.
(b)The American Beacon Holland Large Cap Growth Fund, in operation for the periods January 1, 2016 to December 31, 2016 and January 1, 2017 to
   December 15, 2017 (cessation of operations) merged into the American Beacon Bridgeway Large Cap Growth Fund, in operation for the period December 15, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(c)Formerly AST AST SA Edge Asset Allocatio Portfolio.
(d)The AST SA Wellington Growth Portfolio, in operation for the period
   January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(e)The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
   October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(f)Formerly AST SA Wellington Multi-Asset Income Portfolio.
(g)For the period January 1, 2017 to October 31, 2017 (cessation of operations).
(h)Formerly SAST SA Pyramis Real Estate Portfolio.
(i)For the period May 1, 2018 (commencement of operations) to December 31, 2018.
(j)Formerly SAST Invesco VCP Value Portfolio
(k)Formerly SAST SA JPMorgan Balanced Portfolio.
(l)For the period February 3, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(m)For the period October 9, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(n)Formerly SAST SA Franklin Foreign Value Portfolio.
(o)These funds had no activity in the current year.
(p)The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
   October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(q)These are affiliated investment companies. The Company serves as the investment advisor to VALIC Company I and II series. VALIC Retirement Services Company, a direct, wholly owned subsidiary of the Company, serves as the transfer agent and accounting services agent to VALIC Company I, and VALIC Company II, Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust series. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as the administrator to all funds in the VALIC
   Company I and II series, the investment sub-advisor to certain underlying mutual funds of each VALIC Company I and II series, and is the investment adviser to the mutual funds in the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(r)Formerly VALIC Company I Foreign Value Fund.
(s)The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
   October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(t)The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(u)Formerly SAST SA MFS Total Return Bond Portfolio.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICY

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements in conformity with
----------------
GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

INVESTMENTS: Investments in mutual funds are valued at their closing net asset
-----------
value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

RESERVES FOR ANNUITY CONTRACTS IN PAYOUT: Net assets allocated to contracts in
----------------------------------------
the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

Participants are able to elect assumed interest rates between 3.00 and
6.00 percent in determining annuity payments for all contracts.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

ACCUMULATION UNIT: This is the basic valuation unit used to calculate the
-----------------
contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

INCOME TAXES: The operations of the Separate Account are included in the
------------
federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. FAIR VALUE MEASUREMENTS

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

..   Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

..   Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2018 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2018, and respective hierarchy levels.

4. EXPENSES

Expense charges are applied against the current value of the Separate Account and are paid as follows:

SEPARATE ACCOUNT ANNUAL CHARGES: Deductions for the mortality and expense risk
-------------------------------
charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


The exact rate depends on the particular product issued and funds selected. Expense charges for each product are as follows:

                                        Separate Account Annual
              Products                  Charges
              --------                  ------------------------
              Equity Director           1.60% - 2.10%

              GTS-VA                    0.85% on the first
                                        $10 million
                                        0.425% on the next
                                        $90 million
                                        0.21% on the excess over
                                        $100 million

              GUP                       1.00%

              IMPACT                    1.00%

              Independence Plus         1.00%

              Polaris Choice Elite      1.65% - 1.90%

              Polaris Platinum Elite    1.30% - 1.55% prior to
                                        May 1, 2017

              Polaris Platinum Elite    1.15% - 1.55% after
                                        May 1, 2017

              Portfolio Director        0.15% - 1.25%

              Portfolio Director Group
                Unallocated VA          0.00%

              Potentia                  1.45%

Mortality and expense risk charges of the Separate Account products (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

              Products                  Expense Limitations
              --------                  ------------------------
              GTS-VA                    0.6966% on the first
                                        $25,434,267
                                        0.50% on the next
                                        $74,565,733
                                        0.25% on the excess over
                                        $100 million

              GUP                       1.4157% on the first
                                        $359,065,787
                                        1.36% on the next
                                        $40,934,213
                                        1.32% on the excess over
                                        $400 million

CONTRACT MAINTENANCE CHARGE: During the accumulation phase, an annual contract
---------------------------
maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

A contract maintenance charge of $3.75 is assessed on each contract (except those relating to GUP and GTS- VA, contracts within the Impact product are assessed a $30 annual maintenance charge and contracts within the Polaris Platinum Elite product are assessed a $50 annual maintenance charge) by the Company on the last day of the calendar quarter in which the Company receives the first purchase payment, and in quarterly installments thereafter during the accumulation period.

WITHDRAWAL CHARGE: A withdrawal charge is applicable to certain contract
-----------------
withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS: Certain of the Funds or
--------------------------------------------------
their affiliates have an agreement with the Company to pay the Company for administrative and shareholder services provided to the underlying Fund. The Company applied these payments to reduce its charges to the sub-account investing in that Fund. In addition, the Company currently reimburses or credits certain sub-accounts a portion of the Company's mortality and expense risk charges. Such crediting arrangements are voluntary, and may be changed by the Company at any time. The reimbursements are included on the reimbursement of expenses line of the Statements of Operations and Changes in Net Assets.

The expense reimbursements are credited at the annual rate of 0.25 percent.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


SALES AND ADMINISTRATIVE CHARGE: Certain purchase payments to certain products
-------------------------------
are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payments received. These charges are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

PREMIUM TAX CHARGE: Certain states charge taxes on purchase payments up to a
------------------
maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) CHARGE: The charges for the GMWB
---------------------------------------------------
riders are assessed quarterly on all policies that have elected this option. The annualized charges by GMWB rider and by product are as follows:

                                                          Annualized GMWB Charge for Contracts Issued:
                                         -------------------------------------------------------------------------------
  GMWB Rider            Products                 Before October 9, 2017               On or After October 9, 2017
   ----------    ----------------------- --------------------------------------- ---------------------------------------
Polaris Income   Polaris Choice Elite    0.60% to 2.20% for one covered person   0.60% to 2.20% for one covered person
Builder          Polaris Platinum Elite  0.60% to 2.70% for two covered persons  0.60% to 2.70% for two covered persons
Polaris Income   Polaris Choice Elite    0.60% to 2.20% for one covered person   0.60% to 2.50% for one covered person
Plus             Polaris Platinum Elite  0.60% to 2.70% for two covered persons  0.60% to 2.50% for two covered persons
Polaris Income   Polaris Choice Elite    0.60% to 2.20% for one covered person   0.60% to 2.50% for one covered person
Plus Daily       Polaris Platinum Elite  0.60% to 2.70% for two covered persons  0.60% to 2.50% for two covered persons
IncomeLock (1)   Portfolio Director      0.60% to 0.90% for one covered person
                 Equity Director         Not available for two covered persons   Not applicable
IncomeLock Plus  Portfolio Director      0.60% to 2.20% for one covered person
(2)              Equity Director         0.60% to 2.70% for two covered persons  Not applicable

(1)IncomeLock was not available to contracts issued after July 2, 2012.
(2)IncomeLock Plus was not available to contracts issued after January 2, 2017.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                         Cost of   Proceeds from
Sub-accounts                                                            Purchases      Sales
------------                                                           ----------- -------------
American Beacon Bridgeway Large Cap Growth Fund Investor Class         $ 9,587,804  $ 9,713,318
American Beacon Holland Large Cap Growth Fund Investor Class                   737       79,318
AST SA BlackRock Multi-Asset Income Portfolio Class 3                      656,931       70,443
AST SA PGI Asset Allocation Portfolio Class 3                               15,279        1,379
AST SA Wellington Capital Appreciation Portfolio Class 3                   458,896      205,551
AST SA Wellington Government and Quality Bond Portfolio Class 3            781,385      277,322
AST SA Wellington Growth Portfolio Class 3                                  69,320       53,204
AST SA Wellington Natural Resources Portfolio Class 3                        3,209       31,336
AST SA Wellington Strategic Multi-Asset Portfolio Class 3                  607,259       91,826
Ariel Appreciation Fund Investor Class                                  32,885,426   82,208,691
Ariel Fund Investor Class                                               46,373,770   54,659,895
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                    6,987          218
FTVIP Franklin Income VIP Fund Class 2                                     160,701       51,170
Goldman Sachs VIT Government Money Market Fund Service Class             1,196,307    1,148,523
Invesco V. I. Balanced-Risk Commodity Strategy Fund Class R5             3,921,526   48,243,081
Invesco V.I. Comstock Fund Series II                                       188,881       60,699
Invesco V.I. Growth and Income Fund Series II                              289,695       63,229
Lord Abbett Growth and Income Portfolio Class VC                            80,758        2,202
SST SA Allocation Balanced Portfolio Class 3                               652,320       36,880
SST SA Allocation Growth Portfolio Class 3                               2,350,351      216,133
SST SA Allocation Moderate Growth Portfolio Class 3                      1,805,260      151,434
SST SA Allocation Moderate Portfolio Class 3                             1,471,004      118,404
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3        992,903       88,439
SST SA Wellington Real Return Portfolio Class 3                            775,206      292,055
SAST SA AB Growth Portfolio Class 3                                      1,084,952       63,451
SAST SA AB Small & Mid Cap Value Portfolio Class 3                         494,843       49,621
SAST SA American Funds Asset Allocation Portfolio Class 3               16,615,788      502,758
SAST SA American Funds Global Growth Portfolio Class 3                   1,246,806       53,542
SAST SA American Funds Growth Portfolio Class 3                          2,008,352       84,011
SAST SA American Funds Growth-Income Portfolio Class 3                   2,324,108       72,831
SAST SA American Funds VCP Managed Asset Allocation Portfolio Class 3   18,116,062    2,555,936
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3               8,455,298    1,605,818
SAST SA Boston Company Capital Growth Portfolio Class 3                    234,092      620,995
SAST SA Columbia Technology Portfolio Class 3                              353,342       34,426
SAST SA DFA Ultra Short Bond Portfolio Class 3                             636,538      338,655
SAST SA Dogs of Wall Street Portfolio Class 3                              616,411      263,803
SAST SA Federated Corporate Bond Portfolio Class 3                         991,685      782,767
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 3          21,689       15,017
SAST SA Fixed Income Index Portfolio Class 3                               678,486       60,282
SAST SA Fixed Income Intermediate Index Portfolio Class 3                  209,277       18,861
SAST SA Franklin Small Company Value Portfolio Class 3                     168,507       23,380
SAST SA Global Index Allocation 60-40 Portfolio Class 3                    149,980          470
SAST SA Global Index Allocation 75-25 Portfolio Class 3                    438,090        7,957
SAST SA Global Index Allocation 90-10 Portfolio Class 3                  1,045,217      110,346
SAST SA Goldman Sachs Global Bond Portfolio Class 3                        616,781      395,666
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3               134,349        1,771
SAST SA Index Allocation 60-40 Portfolio Class 3                         1,864,714      142,667
SAST SA Index Allocation 80-20 Portfolio Class 3                         4,997,227      171,694
SAST SA Index Allocation 90-10 Portfolio Class 3                        20,196,398      868,823
SAST SA International Index Portfolio Class 3                              100,429        4,083
SAST SA Invesco Growth Opportunities Portfolio Class 3                      93,714        6,590
SAST SA Invesco VCP Equity-Income Portfolio Class 3                      5,977,252    1,203,001
SAST SA Janus Focused Growth Portfolio Class 3                              56,355       29,985
SAST SA JPMorgan Diversified Balanced Portfolio Class 3                    833,035       74,324
SAST SA JPMorgan Emerging Markets Portfolio Class 3                        181,292       19,552
SAST SA JPMorgan Equity-Income Portfolio Class 3                           203,207       80,875
SAST SA JPMorgan Global Equities Portfolio Class 3                          51,515          478
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                           989,543      458,117
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                          134,630       16,695
SAST SA Large Cap Growth Index Portfolio Class 3                             6,250           --

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                                    Cost of   Proceeds from
Sub-accounts                                                       Purchases      Sales
------------                                                      ----------- -------------
SAST SA Large Cap Index Portfolio Class 3                             139,752        3,438
SAST SA Large Cap Value Index Portfolio Class 3                         7,378           15
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3               153,437       50,398
SAST SA Legg Mason Tactical Opportunities Class 3                     133,315       38,450
SAST SA MFS Blue Chip Growth Portfolio Class 3                        100,902       56,147
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3           238,861       82,465
SAST SA MFS Telecom Utility Portfolio Class 3                           6,662       38,348
SAST SA MFS Total Return Portfolio Class 3                            370,419       87,346
SAST SA Mid Cap Index Portfolio Class 3                               198,328        7,618
SAST SA Morgan Stanley International Equities Portfolio Class 3       140,824       45,737
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3           106,333       73,584
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3               8,485,950    1,290,003
SAST SA PineBridge High-Yield Bond Portfolio Class 3                  207,985       56,719
SAST SA Putnam International Growth and Income Portfolio Class 3       14,220       19,834
SAST SA Schroders VCP Global Allocation Portfolio Class 3           5,426,320      787,690
SAST SA Small Cap Index Portfolio Class 3                             227,601        8,235
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3       699,577       38,283
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3               10,588,209    1,566,533
SAST SA Templeton Foreign Value Portfolio Class 3                     185,748       25,216
SAST SA VCP Dynamic Allocation Portfolio Class 3                   20,153,709    3,147,754
SAST SA VCP Dynamic Strategy Portfolio Class 3                     17,064,474    2,500,168
SAST SA VCP Index Allocation Portfolio Class 3                      8,451,039       83,145
SAST SA WellsCap Aggressive Growth Portfolio Class 3                  210,927        8,729
SAST SA WellsCap Fundamental Growth Portfolio Class 3                  18,862       11,863
T Rowe Price Retirement 2015 Advisor Class                          6,135,660    2,568,716
T Rowe Price Retirement 2020 Advisor Class                         14,937,682    4,596,657
T Rowe Price Retirement 2025 Advisor Class                         16,488,027    2,901,775
T Rowe Price Retirement 2030 Advisor Class                         14,924,240    2,947,935
T Rowe Price Retirement 2035 Advisor Class                         10,807,908    1,886,948
T Rowe Price Retirement 2040 Advisor Class                         11,172,170    1,460,919
T Rowe Price Retirement 2045 Advisor Class                          7,852,611      830,366
T Rowe Price Retirement 2050 Advisor Class                          7,686,552      587,881
T Rowe Price Retirement 2055 Advisor Class                          3,170,120      451,097
T Rowe Price Retirement 2060 Advisor Class                          2,689,443      859,979
VALIC Company I Asset Allocation Fund                              31,343,629   34,197,681
VALIC Company I Blue Chip Growth Fund                              99,919,151   68,448,060
VALIC Company I Broad Cap Value Fund                                8,229,103   10,805,034
VALIC Company I Capital Conservation Fund                          36,814,398   36,602,474
VALIC Company I Core Equity Fund                                   23,852,227   28,060,387
VALIC Company I Dividend Value Fund                               246,590,740  176,067,121
VALIC Company I Dynamic Allocation Fund                            16,125,915   36,661,526
VALIC Company I Emerging Economies Fund                           133,721,220  161,545,863
VALIC Company I Global Real Estate Fund                            84,703,460   37,974,672
VALIC Company I Global Social Awareness Fund                       12,879,096   80,009,998
VALIC Company I Global Strategy Fund                               13,852,117   49,225,558
VALIC Company I Government Money Market I Fund                    118,938,403   90,640,628
VALIC Company I Government Securities Fund                         18,427,662   17,915,916
VALIC Company I Growth & Income Fund                               24,024,888   29,407,347
VALIC Company I Growth Fund                                       201,360,138  143,380,363
VALIC Company I Health Sciences Fund                              105,758,048   75,238,386
VALIC Company I Inflation Protected Fund                          180,710,820   35,960,143
VALIC Company I International Equities Index Fund                 203,361,337  437,886,415
VALIC Company I International Government Bond Fund                 28,474,804   71,698,977
VALIC Company I International Growth Fund                          62,421,551   55,338,260
VALIC Company I International Value Fund                           38,838,563  104,886,462
VALIC Company I Large Cap Core Fund                                13,349,261   23,524,568
VALIC Company I Large Capital Growth Fund                          26,886,113   43,132,659
VALIC Company I Mid Cap Index Fund                                465,609,821  403,713,626
VALIC Company I Mid Cap Strategic Growth Fund                      21,189,397   25,322,789
VALIC Company I Nasdaq-100 Index Fund                              51,824,693   40,253,113
VALIC Company I Science & Technology Fund                         135,881,553  110,321,567
VALIC Company I Small Cap Aggressive Growth Fund                   37,425,392   22,759,108
VALIC Company I Small Cap Fund                                     54,531,112   41,032,491
VALIC Company I Small Cap Index Fund                              207,943,714  112,941,287
VALIC Company I Small Cap Special Values Fund                      43,726,361   35,469,414
VALIC Company I Small Mid Growth Fund                               6,483,580   12,763,233
VALIC Company I Stock Index Fund                                  495,755,422  533,119,494
VALIC Company I Value Fund                                          2,803,394   14,700,730

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                  Cost of   Proceeds from
Sub-accounts                                                     Purchases      Sales
------------                                                    ----------- -------------
VALIC Company II Aggressive Growth Lifestyle Fund                52,864,126   43,695,822
VALIC Company II Capital Appreciation Fund                        9,032,633    7,421,798
VALIC Company II Conservative Growth Lifestyle Fund              36,352,325   42,173,568
VALIC Company II Core Bond Fund                                 344,561,115   61,189,138
VALIC Company II Government Money Market II Fund                 69,030,424   75,988,680
VALIC Company II High Yield Bond Fund                            62,739,800   81,023,885
VALIC Company II International Opportunities Fund                60,376,092  132,170,584
VALIC Company II Large Cap Value Fund                            11,654,741   33,070,135
VALIC Company II Mid Cap Growth Fund                             97,023,544   15,330,630
VALIC Company II Mid Cap Value Fund                              91,646,839  172,269,548
VALIC Company II Moderate Growth Lifestyle Fund                  86,589,663   61,083,634
VALIC Company II Small Cap Growth Fund                           66,490,378   33,546,267
VALIC Company II Small Cap Value Fund                            69,876,391   88,445,142
VALIC Company II Socially Responsible Fund                       33,692,081  130,979,096
VALIC Company II Strategic Bond Fund                             98,905,240   63,511,587
Vanguard LifeStrategy Conservative Growth Fund Investor Shares   13,811,200   11,439,731
Vanguard LifeStrategy Growth Fund Investor Shares                25,690,273   19,059,893
Vanguard LifeStrategy Moderate Growth Fund Investor Shares       28,814,162   28,641,737
Vanguard Long-Term Investment-Grade Fund Investor Shares         36,369,468   83,963,494
Vanguard Long-Term Treasury Fund Investor Shares                 13,214,809   31,171,239
Vanguard Wellington Fund Investor Shares                        192,994,888  191,455,938
Vanguard Windsor II Fund Investor Shares                        161,222,467  197,606,152

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2018, follows:

                                                December 31, 2018                      For the Year Ended December 31, 2018
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Beacon Bridgeway Large
  Cap Growth Fund Investor Class     60,869,212             0.94      57,241,745        0.09        0.40   1.85    -7.71   -6.96
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3               84,845 11.10      11.35         958,252        6.57        1.15   1.55    -5.48   -5.10
AST SA PGI Asset Allocation
  Portfolio Class 3                       2,397 17.26      17.70          41,659        2.68        1.15   1.30    -6.00   -5.86
AST SA Wellington Capital
  Appreciation Portfolio Class 3         42,219 28.21      31.09       1,267,646        0.00        1.15   1.90    -2.86   -2.13
AST SA Wellington Government and
  Quality Bond Portfolio Class 3        217,264 11.46      12.54       2,654,685        2.02        1.15   1.90    -2.10   -1.35
AST SA Wellington Growth Portfolio
  Class 3                                    -- 19.46      19.93              --        3.37        1.30   1.55     5.06    5.27
AST SA Wellington Natural
  Resources Portfolio Class 3                --  9.61       9.86              --        4.02        1.30   1.55     3.38    3.59
AST SA Wellington Strategic Multi-
  Asset Portfolio Class 3                57,254 10.28      10.37         593,223        1.95        1.15   1.55    -9.23   -8.87
Ariel Appreciation Fund Investor
  Class                              80,852,269  1.58       1.88     256,887,178        0.89        0.40   1.85   -15.58  -14.34
Ariel Fund Investor Class           104,627,173  1.64       1.80     350,016,041        0.93        0.40   1.85   -15.26  -14.02
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2               731 12.98      13.20           9,518        1.98        1.15   1.30   -10.82  -10.69
FTVIP Franklin Income VIP Fund
  Class 2                                53,392 13.94      14.72         876,990        5.35        1.15   1.65    -5.88   -5.40
Goldman Sachs VIT Government Money
  Market Fund Service Class              30,319  9.79       9.89         298,497        2.24        1.15   1.55    -0.09    0.32
Invesco V. I. Balanced-Risk
  Commodity Strategy Fund Class R5  234,224,055  0.55       0.61     137,365,267        0.22        0.40   1.85   -13.58  -12.31
Invesco V.I. Comstock Fund Series
  II                                     60,912 15.70      17.17       1,008,813        1.53        1.15   1.90   -14.03  -13.37
Invesco V.I. Growth and Income
  Fund Series II                         72,603 15.68      16.76       1,202,823        1.94        1.30   1.90   -15.23  -14.71
Lord Abbett Growth and Income
  Portfolio Class VC                     11,248 14.72      15.50         184,486        1.80        1.15   1.55    -9.57   -9.20
SST SA Allocation Balanced
  Portfolio Class 3                      95,373 14.55      15.30       1,408,234        5.50        1.15   1.55    -5.43   -5.05
SST SA Allocation Growth Portfolio
  Class 3                               187,555 15.58      16.41       3,023,874        4.92        1.15   1.55    -8.63   -8.27
SST SA Allocation Moderate Growth
  Portfolio Class 3                     167,186 14.63      15.62       2,524,310        5.81        1.15   1.65    -7.48   -7.01
SST SA Allocation Moderate
  Portfolio Class 3                     197,036 14.86      15.65       2,994,037        4.90        1.15   1.55    -6.43   -6.05
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 3                               111,204 10.89      10.99       1,221,197        2.61        1.15   1.55   -10.18   -9.81
SST SA Wellington Real Return
  Portfolio Class 3                     140,655 10.75      11.68       1,604,289        4.03        1.15   1.90    -2.09   -1.35
SAST SA AB Growth Portfolio Class 3      49,051 24.01      26.41       1,253,539        0.00        1.15   1.90     0.13    0.88
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                      37,544 18.74      20.51         745,809        0.40        1.15   1.90   -16.93  -16.30
SAST SA American Funds Asset
  Allocation Portfolio Class 3        1,443,527 16.35      17.38      24,717,992        3.42        1.15   1.65    -6.44   -5.97
SAST SA American Funds Global
  Growth Portfolio Class 3               85,656 17.79      19.48       1,612,180        1.49        1.15   1.90   -10.99  -10.32
SAST SA American Funds Growth
  Portfolio Class 3                      98,686 20.24      22.14       2,108,423        1.30        1.15   1.90    -2.40   -1.67
SAST SA American Funds Growth-
  Income Portfolio Class 3              162,174 18.75      19.93       3,138,200        3.23        1.15   1.65    -3.66   -3.18
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio
  Class 3                             3,491,629 12.88      13.29      46,027,384        1.78        1.15   1.65    -6.69   -6.22
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3             2,288,575 10.59      10.75      24,504,957        1.20        1.15   1.65    -7.30   -6.84
SAST SA Boston Company Capital
  Growth Portfolio Class 3                   -- 19.63      21.04              --        0.26        1.30   1.90    12.59   13.13
SAST SA Columbia Technology
  Portfolio Class 3                      16,285 23.85      25.03         397,262        0.00        1.15   1.55    -9.76   -9.40
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                      89,646  8.55       9.10         806,132        1.06        1.15   1.65    -0.43    0.07
SAST SA Dogs of Wall Street
  Portfolio Class 3                      78,312 23.87      26.06       1,987,793        2.36        1.15   1.90    -2.44   -1.70
SAST SA Federated Corporate Bond
  Portfolio Class 3                     181,803 15.86      17.38       3,078,379        4.15        1.15   1.90    -4.90   -4.18
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                                 7,210 11.79      12.09          86,373        2.31        1.30   1.55    -8.19   -7.96
SAST SA Fixed Income Index
  Portfolio Class 3                      66,202  9.80       9.82         649,206        5.63        1.15   1.30    -2.16   -2.02
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                19,301  9.82       9.84         189,717        2.07        1.15   1.30    -0.97   -0.83
SAST SA Franklin Small Company
  Value Portfolio Class 3                21,772 15.80      17.28         363,633        0.86        1.15   1.90   -14.65  -14.01
SAST SA Global Index Allocation
  60-40 Portfolio Class 3                15,315  9.32       9.35         142,933        2.77        1.15   1.55    -6.78   -6.53
SAST SA Global Index Allocation
  75-25 Portfolio Class 3                42,213  9.14       9.16         386,354        2.74        1.15   1.55    -8.65   -8.40
SAST SA Global Index Allocation
  90-10 Portfolio Class 3                93,570  8.93       8.96         837,909        2.65        1.15   1.55   -10.66  -10.42
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                     137,340 11.38      12.44       1,668,747        4.09        1.15   1.90    -4.56   -3.83
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3             14,683  9.27       9.31         136,695        1.66        1.15   1.55    -9.94   -9.58
SAST SA Index Allocation 60-40
  Portfolio Class 3                     190,847 10.27      10.35       1,972,231        4.86        1.15   1.55    -6.35   -5.97
SAST SA Index Allocation 80-20
  Portfolio Class 3                     554,493 10.34      10.42       5,768,462        4.81        1.15   1.55    -8.21   -7.84
SAST SA Index Allocation 90-10
  Portfolio Class 3                   2,173,097 10.39      10.47      22,722,729        4.94        1.15   1.55    -9.12   -8.75
SAST SA International Index
  Portfolio Class 3                      10,230  8.73       8.75          89,535        3.58        1.30   1.55   -15.59  -15.37
SAST SA Invesco Growth
  Opportunities Portfolio Class 3         6,039 20.24      21.25         123,918        0.00        1.15   1.55    -6.48   -6.11
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                   1,594,555 11.69      11.96      18,930,708        2.82        1.15   1.55   -11.56  -11.20
SAST SA Janus Focused Growth
  Portfolio Class 3                      17,461 19.00      20.87         351,431        0.00        1.15   1.90    -0.87   -0.12
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3             94,608 16.23      17.00       1,588,947        1.68        1.15   1.55    -9.39   -9.02
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                      33,321 10.20      11.20         360,497        2.56        1.15   1.90   -21.09  -20.50
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                      68,443 17.73      19.48       1,280,047        1.99        1.15   1.90    -6.49   -5.78
SAST SA JPMorgan Global Equities
  Portfolio Class 3                       3,244 13.31      13.66          43,291        2.89        1.30   1.55   -12.68  -12.46
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                     274,751 13.09      14.39       3,831,021        2.45        1.15   1.90    -2.58   -1.84
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                       9,913 22.74      24.16         230,844        0.00        1.15   1.65    -6.68   -6.21

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2018                      For the Year Ended December 31, 2018
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA Large Cap Growth Index
  Portfolio Class 3                         653             9.57            6,250       0.00               1.55            -4.34
SAST SA Large Cap Index Portfolio
  Class 3                                12,567  9.80       9.84          123,447       5.61        1.30   1.55    -6.45   -6.22
SAST SA Large Cap Value Index
  Portfolio Class 3                         717             9.29            6,659       1.40               1.30            -7.09
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                46,645 16.23      17.33          798,527       1.51        1.30   1.90   -10.58  -10.04
SAST SA Legg Mason Tactical
  Opportunities Class 3                  11,891  9.51       9.56          113,623       1.88        1.15   1.55    -7.42   -7.04
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                      32,938 18.57      20.49          649,578       0.16        1.15   1.90    -7.27   -6.57
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3      61,293 19.00      20.87        1,236,852       0.59        1.15   1.90    -7.43   -6.72
SAST SA MFS Telecom Utility
  Portfolio Class 3                          --            19.96               --       4.34               1.30             2.59
SAST SA MFS Total Return Portfolio
  Class 3                                54,826 15.32      16.09          867,015       2.19        1.15   1.55    -7.45   -7.07
SAST SA Mid Cap Index Portfolio
  Class 3                                19,785  9.06       9.09          179,828       1.31        1.30   1.55   -13.22  -13.00
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                                66,183  9.70      10.39          679,245       1.08        1.30   1.90   -15.76  -15.25
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3            52,694 16.91      18.55          946,281       0.91        1.15   1.90    -9.86   -9.18
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3          1,901,937 11.71      12.05       22,730,769       3.10        1.15   1.65    -8.70   -8.24
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                      46,106 14.29      15.77          702,275       7.44        1.15   1.90    -5.87   -5.16
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                                11,624  8.30       8.64           99,729       2.75        1.30   1.65   -19.17  -18.89
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3        1,378,326 10.79      10.92       14,995,909       2.28        1.15   1.55   -10.43  -10.06
SAST SA Small Cap Index Portfolio
  Class 3                                20,974  8.80       8.83          185,063       0.97        1.30   1.55   -13.25  -13.03
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                                65,641  9.57       9.59          629,258       1.40        1.15   1.30    -6.96   -6.81
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                   2,194,174 11.28      11.45       25,024,929       2.81        1.15   1.65    -8.63   -8.17
SAST SA Templeton Foreign Value
  Portfolio Class 3                      55,686  9.50      10.40          559,006       4.99        1.15   1.90   -17.94  -17.32
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                   4,775,221 12.66      13.34       63,086,048       4.04        1.15   1.90    -8.59   -7.89
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                   4,165,149 12.42      13.05       53,850,121       4.23        1.15   1.90    -8.94   -8.25
SAST SA VCP Index Allocation
  Portfolio Class 3                     815,049  9.47       9.51        7,745,940       4.93        1.15   1.55    -8.86   -8.49
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                      14,942 15.21      16.11          230,325       0.00        1.15   1.55    -8.46   -8.09
T Rowe Price Retirement 2015
  Advisor Class                       9,280,225  1.10       1.13       10,207,156       2.19        0.40   1.00    -5.34   -4.77
T Rowe Price Retirement 2020
  Advisor Class                      25,200,911  1.12       1.14       28,121,762       2.07        0.40   1.00    -6.15   -5.58
T Rowe Price Retirement 2025
  Advisor Class                      26,008,930  1.13       1.16       29,395,881       2.01        0.40   1.00    -6.77   -6.20
T Rowe Price Retirement 2030
  Advisor Class                      25,988,743  1.14       1.17       29,664,948       1.76        0.40   1.00    -7.47   -6.91
T Rowe Price Retirement 2035
  Advisor Class                      20,055,154  1.15       1.18       23,032,564       1.53        0.40   1.00    -8.10   -7.55
T Rowe Price Retirement 2040
  Advisor Class                      19,993,530  1.15       1.18       23,088,440       1.41        0.40   1.00    -8.42   -7.87
T Rowe Price Retirement 2045
  Advisor Class                      13,405,587  1.15       1.18       15,509,429       1.36        0.40   1.00    -8.70   -8.15
T Rowe Price Retirement 2050
  Advisor Class                      11,694,837  1.15       1.18       13,517,528       1.36        0.40   1.00    -8.76   -8.21
T Rowe Price Retirement 2055
  Advisor Class                       5,005,564  1.15       1.18        5,783,592       1.31        0.40   1.00    -8.79   -8.23
T Rowe Price Retirement 2060
  Advisor Class                       2,949,718  1.15       1.18        3,410,133       1.31        0.40   1.00    -8.77   -8.22
VALIC Company I Asset Allocation
  Fund                               18,369,939  1.33       1.57      143,374,206       1.64        0.40   1.85   -10.70   -9.38
VALIC Company I Blue Chip Growth
  Fund                              265,270,445  1.44       2.48      680,266,252       0.06        0.00   1.85     0.09    1.97
VALIC Company I Broad Cap Value
  Fund                               21,004,389             1.72       41,119,804       1.74        0.40   1.85   -13.04  -11.76
VALIC Company I Capital
  Conservation Fund                  41,178,080  1.06       1.37      151,892,365       2.04        0.40   1.85    -2.93   -1.50
VALIC Company I Core Equity Fund     53,956,824  1.70       1.84      219,365,992       1.16        0.40   1.85    -8.47   -7.13
VALIC Company I Dividend Value Fund 220,684,362  1.70       1.86      711,029,184       1.91        0.40   1.85   -10.67   -9.35
VALIC Company I Dynamic Allocation
  Fund                              162,080,959  1.22       1.34      208,197,000       1.36        0.40   1.85    -8.64   -7.30
VALIC Company I Emerging Economies
  Fund                              676,229,784  0.70       0.89      633,817,185       1.58        0.40   1.85   -20.82  -19.65
VALIC Company I Global Real Estate
  Fund                              225,115,274  1.33       1.49      317,471,945       3.81        0.40   1.85    -7.75   -6.40
VALIC Company I Global Social
  Awareness Fund                     52,724,451  1.45       1.58      334,161,388       1.83        0.40   1.85   -10.14   -8.82
VALIC Company I Global Strategy
  Fund                              171,661,237  1.27       1.49      331,626,256       0.00        0.40   1.85    -9.98   -8.66
VALIC Company I Government Money
  Market I Fund                     165,491,511  0.88       1.00      326,741,596       1.28        0.40   1.85    -0.55    0.91
VALIC Company I Government
  Securities Fund                    29,661,020  1.04       1.30      101,875,427       2.69        0.40   1.85    -1.34    0.11
VALIC Company I Growth & Income
  Fund                               24,676,192  1.64       1.79      105,507,598       0.97        0.40   1.85    -7.52   -6.17
VALIC Company I Growth Fund         506,233,283  1.96       2.08    1,130,204,874       0.58        0.40   1.85    -4.56   -3.16
VALIC Company I Health Sciences
  Fund                              137,982,912  3.24       3.82      706,850,292       0.00        0.40   1.85    -0.90    0.56
VALIC Company I Inflation
  Protected Fund                    459,866,794  1.01       1.03      595,375,939       1.70        0.00   1.85    -4.03   -2.22
VALIC Company I International
  Equities Index Fund               478,200,717  0.87       1.06      911,617,487       2.19        0.40   1.85   -15.33  -14.09
VALIC Company I International
  Government Bond Fund               41,596,081  0.98       1.31      124,581,902       1.05        0.40   1.85    -4.90   -3.50
VALIC Company I International
  Growth Fund                       128,742,665  1.14       1.24      391,328,381       1.36        0.40   1.85    -9.81   -8.49
VALIC Company I International
  Value Fund                        507,208,049  0.89       0.99      618,032,802       2.10        0.00   1.85   -19.33  -17.81
VALIC Company I Large Cap Core Fund  50,661,879  1.94       2.21      130,684,233       1.08        0.40   1.85   -10.43   -9.11
VALIC Company I Large Capital
  Growth Fund                       177,173,043  1.83       1.84      399,163,790       0.62        0.40   1.85    -1.14    0.31
VALIC Company I Mid Cap Index Fund  144,874,750  1.75       2.02    2,818,657,192       1.15        0.40   1.85   -13.07  -11.79
VALIC Company I Mid Cap Strategic
  Growth Fund                        97,574,698  1.61       1.66      239,948,647       0.09        0.40   1.85    -6.48   -5.11
VALIC Company I Nasdaq-100 Index
  Fund                              230,853,988  2.60       2.87      393,926,607       0.53        0.40   1.85    -2.46   -1.03
VALIC Company I Science &
  Technology Fund                   162,973,839  2.39       2.68    1,141,701,306       0.00        0.40   1.85    -3.30   -1.88
VALIC Company I Small Cap
  Aggressive Growth Fund             49,862,408  1.91       2.28      133,397,123       0.00        0.40   1.85   -10.05   -8.72
VALIC Company I Small Cap Fund       50,949,880  1.68       1.87      262,683,184       0.28        0.40   1.85    -9.48   -8.15
VALIC Company I Small Cap Index
  Fund                              154,248,615  1.64       1.79    1,010,809,213       1.03        0.40   1.85   -12.86  -11.58
VALIC Company I Small Cap Special
  Values Fund                       103,110,708  1.67       1.75      191,951,271       1.32        0.40   1.85   -15.26  -14.02

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2018                      For the Year Ended December 31, 2018
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
VALIC Company I Small Mid Growth
  Fund                               53,515,518  1.66       1.79      100,972,252       0.00        0.40   1.85    -7.04   -5.68
VALIC Company I Stock Index Fund    399,373,399  1.98      93.84    4,113,334,178       1.71        0.33   1.85    -6.47   -5.03
VALIC Company I Value Fund           32,021,641  1.51       1.64       71,085,760       1.65        0.40   1.85   -11.54  -10.24
VALIC Company II Aggressive Growth
  Lifestyle Fund                    170,804,741  1.47       1.57      528,906,779       1.43        0.15   1.60   -10.06   -8.73
VALIC Company II Capital
  Appreciation Fund                  19,162,320  1.88       2.03       41,217,310       0.45        0.15   1.60    -0.58    0.88
VALIC Company II Conservative
  Growth Lifestyle Fund             109,128,260  1.26       1.54      304,391,472       2.36        0.15   1.60    -7.55   -6.20
VALIC Company II Core Bond Fund     625,807,737  1.04       1.10    1,259,956,150       2.24        0.00   1.60    -3.60   -2.04
VALIC Company II Government Money
  Market II Fund                     95,047,022  0.89       1.03      116,835,546       1.29        0.15   1.60    -0.34    1.12
VALIC Company II High Yield Bond
  Fund                              159,619,662  1.28       1.58      437,180,562       5.60        0.15   1.60    -4.77   -3.38
VALIC Company II International
  Opportunities Fund                201,525,007  1.08       1.23      500,316,490       0.90        0.15   1.60   -18.82  -17.62
VALIC Company II Large Cap Value
  Fund                               49,226,087  1.49       1.74      156,170,477       1.24        0.15   1.60   -11.56  -10.26
VALIC Company II Mid Cap Growth
  Fund                               75,450,644             1.57      176,632,948       0.12        0.15   1.60    -8.89   -7.55
VALIC Company II Mid Cap Value Fund 113,038,656  1.53       1.63      617,783,072       0.46        0.15   1.60   -16.38  -15.15
VALIC Company II Moderate Growth
  Lifestyle Fund                    273,159,524  1.40       1.62      853,639,488       1.63        0.15   1.60    -8.48   -7.14
VALIC Company II Small Cap Growth
  Fund                               38,452,313  2.01       2.15      143,333,664       0.00        0.15   1.60    -6.18   -4.80
VALIC Company II Small Cap Value
  Fund                               86,223,508  1.45       1.63      323,563,038       0.87        0.15   1.60   -16.92  -15.70
VALIC Company II Socially
  Responsible Fund                  205,040,616  1.24       2.06      627,053,917       1.69        0.00   1.60    -6.72   -5.20
VALIC Company II Strategic Bond
  Fund                              211,254,188  1.18       1.57      604,319,072       3.59        0.15   1.60    -5.08   -3.68
Vanguard LifeStrategy Conservative
  Growth Fund Investor Shares        41,125,525  1.25       1.42       88,193,095       2.60        0.65   2.10    -4.98   -3.59
Vanguard LifeStrategy Growth Fund
  Investor Shares                    94,046,683  1.45       1.46      230,105,943       2.37        0.65   2.10    -8.85   -7.51
Vanguard LifeStrategy Moderate
  Growth Fund Investor Shares        99,419,127  1.36       1.46      233,716,151       2.48        0.65   2.10    -6.90   -5.53
Vanguard Long-Term Investment-
  Grade Fund Investor Shares         60,322,265  1.39       1.92      213,663,752       4.19        0.40   1.85    -7.68   -6.32
Vanguard Long-Term Treasury Fund
  Investor Shares                    56,477,321  1.33       1.81      193,883,284       2.75        0.40   1.85    -3.71   -2.29
Vanguard Wellington Fund Investor
  Shares                            400,037,303  1.20       1.60    1,769,540,521       2.71        0.00   2.10    -5.44   -3.42
Vanguard Windsor II Fund Investor
  Shares                            361,271,823  1.57       1.73    1,473,470,129       2.18        0.65   2.10   -10.49   -9.18

                                                December 31, 2017                       For the Year Ended December 31 2017
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Beacon Bridgeway Large
  Cap Growth Fund Investor Class     65,555,598             1.01       66,441,706       0.00        0.40   1.85     1.33    1.38
American Beacon Holland Large Cap
  Growth Fund Investor Class             30,239  1.32       2.27           78,594       0.07        0.80   1.00    21.60   25.49
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3               38,503 11.74      11.96          457,385       3.02        1.15   1.55     4.52   19.61
AST SA PGI Asset Allocation
  Portfolio Class 3                       1,804            18.36           33,128       2.38               1.30            12.01
AST SA Wellington Capital
  Appreciation Portfolio Class 3         36,697 29.04      31.04        1,128,049       0.00        1.30   1.90    29.96   30.74
AST SA Wellington Government and
  Quality Bond Portfolio Class 3        177,337 11.46      12.71        2,195,706       1.53        1.15   1.90    -0.01   27.13
AST SA Wellington Growth Portfolio
  Class 3                                   331            18.52            6,122       0.72               1.55            17.65
AST SA Wellington Natural
  Resources Portfolio Class 3             2,950  9.30       9.52           27,938       2.85        1.30   1.55    13.01   13.30
AST SA Wellington Strategic Multi-
  Asset Portfolio Class 3                14,929 11.32      11.38          169,675       0.12        1.15   1.55    14.28   14.74
Ariel Appreciation Fund Investor
  Class                              98,592,900  1.87       2.20      371,011,142       0.76        0.40   1.85    13.00   14.64
Ariel Fund Investor Class           113,721,677  1.93       2.09      446,661,921       0.68        0.40   1.85    13.77   15.42
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2               283            14.55            4,124       2.62               1.30            10.54
FTVIP Franklin Income VIP Fund
  Class 2                                52,202 14.81      15.34          739,389       4.10        1.30   1.65     8.26   10.69
Goldman Sachs VIT Government Money
  Market Fund Service Class              25,497  9.80       9.86          250,713       0.79        1.15   1.55    -1.37   -1.03
Invesco V. I. Balanced-Risk
  Commodity Strategy Fund Class R5  301,492,189  0.64       0.70      202,795,328       0.03        0.40   1.85     2.97    4.47
Invesco V.I. Comstock Fund Series
  II                                     59,903 18.26      19.39        1,148,183       2.04        1.30   1.90    15.37   16.06
Invesco V.I. Growth and Income
  Fund Series II                         67,621 18.50      19.65        1,314,135       1.36        1.30   1.90    11.90   12.57
Lord Abbett Growth and Income
  Portfolio Class VC                      8,155 16.28      16.63          124,750       1.46        1.30   1.55    15.06   15.41
SST SA Allocation Balanced
  Portfolio Class 3                      66,966 15.39      16.11        1,048,256       2.14        1.15   1.55     3.00    8.83
SST SA Allocation Growth Portfolio
  Class 3                                86,388 17.05      17.88        1,502,872       1.24        1.15   1.55     6.88   16.02
SST SA Allocation Moderate Growth
  Portfolio Class 3                      88,920 15.81      16.80        1,439,760       1.66        1.15   1.65     6.06   13.27
SST SA Allocation Moderate
  Portfolio Class 3                     136,804 15.88      16.66        2,211,165       2.00        1.15   1.55     5.07   11.55
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 3                                41,090 12.13      12.19          500,336       1.48        1.15   1.55    17.65   18.12
SST SA Wellington Real Return
  Portfolio Class 3                     102,432 10.98      11.84        1,180,311       2.81        1.15   1.90     0.02   18.42
SunAmerica 2020 High Watermark
  Fund Class I                               --  1.14       1.20               --       0.00        0.85   1.25     1.57    1.91
SAST SA AB Growth Portfolio Class 3      13,868 24.72      25.65          355,077       0.00        1.30   1.65    29.52   29.97
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                      25,769 22.56      24.50          613,193       0.12        1.15   1.90     4.05   10.68
SAST SA American Funds Asset
  Allocation Portfolio Class 3          653,413 17.48      31.76       11,879,037       0.91        1.15   1.65     7.76   14.00
SAST SA American Funds Global
  Growth Portfolio Class 3               44,254 19.98      21.73          933,189       0.99        1.15   1.90     4.83   28.64
SAST SA American Funds Growth
  Portfolio Class 3                      42,455 20.74      22.51          928,454       0.44        1.15   1.90     2.26   25.54
SAST SA American Funds Growth-
  Income Portfolio Class 3               86,728 19.47      20.58        1,738,836       1.70        1.15   1.65     3.08   20.04
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio
  Class 3                             2,576,285 13.81      14.17       36,220,476       0.82        1.15   1.65     5.54   12.59
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3             1,843,729 11.43      11.54       21,210,431       0.01        1.15   1.65    10.21   10.76

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                    December 31, 2017                     For the Year Ended December 31 2017
                                        ----------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                    -------------------      Net          Ratio    -------------- --------------
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Boston Company Capital
  Growth Portfolio Class 3                   29,288 17.44      18.60         538,798       0.09     1.30   1.90   21.17    21.89
SAST SA Columbia Technology
  Portfolio Class 3                           7,031 27.02      27.63         190,104       0.00     1.15   1.30   -3.88    33.11
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                          56,923  8.59       9.10         505,905       0.03     1.15   1.65   -9.04    -1.18
SAST SA Dogs of Wall Street Portfolio
  Class 3                                    74,886 24.47      26.08       1,938,614       2.25     1.30   1.90   16.30    17.00
SAST SA Federated Corporate Bond
  Portfolio Class 3                         176,949 16.11      18.13       3,117,512       4.51     1.15   1.90    1.06     6.05
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 3               7,236 12.85      13.13          94,373       2.68     1.30   1.55    3.51     3.77
SAST SA Fixed Income Index Portfolio
  Class 3                                     4,255            10.02          42,630       0.00     1.15   1.30    0.16     0.20
SAST SA Franklin Small Company
  Value Portfolio Class 3                    16,956 18.51      20.10         330,857       0.39     1.15   1.90    1.81     7.49
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                         123,240 12.02      12.94       1,552,906       2.98     1.15   1.90    3.21    29.41
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3                  1,461            10.30          15,048       0.00            1.15             2.99
SAST SA Index Allocation 60-40
  Portfolio Class 3                          39,466 10.97      11.01         433,934       0.45     1.15   1.55    9.67    10.06
SAST SA Index Allocation 80-20
  Portfolio Class 3                         142,179 11.27      11.31       1,606,337       0.97     1.15   1.55   12.69    13.09
SAST SA Index Allocation 90-10
  Portfolio Class 3                         563,893 11.44      11.48       6,466,080       1.02     1.15   1.55   14.37    14.78
SAST SA International Index Portfolio
  Class 3                                       880            10.34           9,104       0.00            1.30             3.44
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                           2,940 22.12      22.63          65,349       0.00     1.15   1.30    3.18    22.94
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                       1,291,189 13.22      13.47      17,272,557       0.98     1.15   1.55    8.30    34.68
SAST SA Janus Focused Growth
  Portfolio Class 3                          17,257 19.17      20.43         348,761       0.00     1.30   1.90   27.39    28.16
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3                 59,487 17.91      18.69       1,092,156       1.50     1.15   1.55    2.94    12.52
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                          20,297 12.93      13.77         277,098       1.88     1.30   1.90   39.26    40.10
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                          67,111 18.96      20.68       1,335,206       2.04     1.15   1.90    6.77    15.78
SAST SA JPMorgan Global Equities
  Portfolio Class 3                             319            15.61           4,978       2.18            1.30            22.43
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                         240,116 13.36      14.66       3,404,288       2.39     1.15   1.90    0.51     2.27
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                           6,478 24.37      25.76         160,286       0.00     1.15   1.65    2.07    27.21
SAST SA Large Cap Index Portfolio
  Class 3                                       347            10.49           3,642       0.00            1.30             4.87
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                    44,911 18.15      19.26         855,318       1.58     1.30   1.90   18.02    18.72
SAST SA Legg Mason Tactical
  Opportunities Class 3                       2,755            10.29          28,331       0.14            1.15             2.85
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                          32,737 20.03      21.93         693,096       0.49     1.15   1.90    7.08    24.34
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                    59,144 20.52      21.93       1,281,620       0.84     1.30   1.90   20.80    21.52
SAST SA MFS Telecom Utility Portfolio
  Class 3                                     1,893            19.46          36,825       2.42            1.30            13.24
SAST SA MFS Total Return Portfolio
  Class 3                                    41,469 16.92      17.32         703,882       2.65     1.15   1.30    4.92    10.50
SAST SA Mid Cap Index Portfolio
  Class 3                                     2,178            10.45          22,760       0.00            1.30             4.50
SAST SA Morgan Stanley International
  Equities Portfolio Class 3                 58,849 11.52      12.26         714,257       1.00     1.30   1.90   22.40    23.13
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3                53,832 18.75      20.42       1,066,784       0.85     1.15   1.90    3.45    14.39
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3              1,633,718 12.83      13.13      21,292,596       0.19     1.15   1.65   14.29    31.28
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                          39,223 15.18      16.63         630,137       7.36     1.15   1.90   -0.07    10.84
SAST SA Putnam International Growth
  and Income Portfolio Class 3               12,185 10.27      10.65         128,806       1.35     1.30   1.65   22.16    22.58
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3            1,099,143 12.05      12.14      13,307,811       0.00     1.15   1.55   11.36    11.80
SAST SA Small Cap Index Portfolio
  Class 3                                       717            10.15           7,283       0.00            1.30             1.53
SAST SA T. Rowe Price Asset Allocation
  Growth Portfolio Class 3                    2,485            10.29          25,568       0.26            1.30             2.88
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                       1,632,204 12.34      12.46      20,286,212       0.04     1.15   1.65   16.96    17.55
SAST SA Templeton Foreign Value
  Portfolio Class 3                          44,335 11.58      12.57         539,649       2.68     1.15   1.90   19.18    25.74
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                       4,224,848 13.85      14.48      60,636,054       1.17     1.15   1.90   10.94    17.70
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                       3,596,318 13.64      14.22      50,719,252       1.14     1.15   1.90    8.32    27.28
SAST SA VCP Index Allocation
  Portfolio Class 3                          31,649            10.39         328,875       0.32     1.15   1.30    3.91     3.95
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                           5,754 16.61      17.53          96,543       0.00     1.15   1.55    8.32    27.28
T Rowe Price Retirement 2015 Advisor
  Class                                   6,941,929  1.16       1.18       8,061,513       1.80     0.40   1.00   11.99    12.66
T Rowe Price Retirement 2020 Advisor
  Class                                  18,329,571  1.19       1.21      21,791,463       1.86     0.40   1.00   14.35    15.04
T Rowe Price Retirement 2025 Advisor
  Class                                  16,182,459  1.21       1.23      19,613,699       1.75     0.40   1.00   16.21    16.91
T Rowe Price Retirement 2030 Advisor
  Class                                  18,009,073  1.23       1.25      22,212,775       1.66     0.40   1.00   17.97    18.68
T Rowe Price Retirement 2035 Advisor
  Class                                  14,111,849  1.25       1.27      17,629,572       1.59     0.40   1.00   19.40    20.12
T Rowe Price Retirement 2040 Advisor
  Class                                  13,688,485  1.26       1.28      17,255,687       1.41     0.40   1.00   20.47    21.20
T Rowe Price Retirement 2045 Advisor
  Class                                   8,755,032  1.27       1.29      11,088,785       1.41     0.40   1.00   20.86    21.59
T Rowe Price Retirement 2050 Advisor
  Class                                   6,781,366  1.27       1.29       8,588,190       1.54     0.40   1.00   20.88    21.60
T Rowe Price Retirement 2055 Advisor
  Class                                   3,136,305  1.26       1.29       3,969,530       1.61     0.40   1.00   20.85    21.58
T Rowe Price Retirement 2060 Advisor
  Class                                   1,630,664             1.27       2,065,199       1.52     0.80   1.00   20.13    20.85
VALIC Company I Asset Allocation
  Fund                                   19,687,755  1.49       1.74     169,985,814       2.26     0.40   1.85   11.18    12.80
VALIC Company I Blue Chip Growth
  Fund                                  268,377,083  1.41       2.48     677,387,157       0.00     0.00   1.85   33.72    36.21
VALIC Company I Broad Cap Value
  Fund                                   23,917,635  1.94       1.98      53,146,967       1.37     0.40   1.85   15.98    17.67
VALIC Company I Capital Conservation
  Fund                                   41,760,249  1.09       1.39     157,163,167       2.21     0.40   1.85    1.62     3.10
VALIC Company I Core Equity Fund         59,147,729  1.84       2.01     260,339,105       1.06     0.40   1.85   18.82    20.55
VALIC Company I Dividend Value Fund     211,950,225  1.87       2.08     749,009,037       1.85     0.40   1.85   15.91    17.60
VALIC Company I Dynamic Allocation
  Fund                                  184,019,647  1.34       1.44     256,696,371       1.84     0.40   1.85   17.98    19.74
VALIC Company I Emerging Economies
  Fund                                  705,849,703  0.87       1.12     827,618,593       1.38     0.40   1.85   38.69    40.70
VALIC Company I Global Real Estate
  Fund                                  202,170,993  1.44       1.60     305,291,918       4.25     0.40   1.85   11.76    13.39
VALIC Company I Global Social
  Awareness Fund                         62,001,730  1.59       1.76     438,775,790       1.65     0.40   1.85   20.47    22.22

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2017                     For the Year Ended December 31 2017
                                     ----------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                         ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
VALIC Company I Global Strategy
  Fund                               189,404,761  1.41       1.63      402,925,907      0.95     0.40   1.85   11.48    13.10
VALIC Company I Government Money
  Market I Fund                      151,958,592  0.88       1.00      298,449,002      0.37     0.40   1.85   -1.46    -0.02
VALIC Company I Government
  Securities Fund                     29,772,524  1.05       1.30      103,623,831      2.41     0.40   1.85    0.17     1.63
VALIC Company I Growth & Income
  Fund                                27,155,285  1.75       1.94      122,471,889      1.13     0.40   1.85   18.85    20.58
VALIC Company I Growth Fund          500,617,337  2.05       2.14    1,156,870,571      0.73     0.40   1.85   27.86    29.72
VALIC Company I Health Sciences
  Fund                               147,159,519  3.27       3.80      753,751,250      0.00     0.40   1.85   25.33    27.15
VALIC Company I Inflation Protected
  Fund                               356,598,447  1.05       1.06      475,521,264      0.24     0.00   1.85    2.94     4.86
VALIC Company I International
  Equities Index Fund                592,146,213  1.02       1.25    1,314,892,996      2.33     0.40   1.85   22.08    23.86
VALIC Company I International
  Government Bond Fund                56,030,138  1.03       1.36      175,219,643      0.00     0.40   1.85    6.13     7.67
VALIC Company I International
  Growth Fund                        128,589,034  1.24       1.37      429,090,653      1.41     0.40   1.85   25.30    27.12
VALIC Company I International Value
  Fund                               557,899,484  1.08       1.23      835,931,366      1.87     0.00   1.85   14.86    17.00
VALIC Company I Large Cap Core
  Fund                                56,932,870  2.16       2.43      162,489,954      0.94     0.40   1.85   19.22    20.95
VALIC Company I Large Capital
  Growth Fund                        192,008,244  1.83       1.86      433,864,557      0.69     0.40   1.85   26.20    28.03
VALIC Company I Mid Cap Index
  Fund                               151,102,680  2.01       2.29    3,368,306,160      1.18     0.40   1.85   13.79    15.45
VALIC Company I Mid Cap Strategic
  Growth Fund                        102,563,019  1.73       1.74      267,375,959      0.00     0.40   1.85   23.97    25.78
VALIC Company I Nasdaq-100 Index
  Fund                               233,595,865  2.66       2.90      405,176,660      0.67     0.40   1.85   29.87    31.76
VALIC Company I Science &
  Technology Fund                    171,772,064  2.47       2.73    1,235,770,150      0.00     0.40   1.85   38.74    40.75
VALIC Company I Small Cap
  Aggressive Growth Fund              46,038,834  2.13       2.50      135,783,972      0.00     0.40   1.85   35.36    37.33
VALIC Company I Small Cap Fund        56,550,062  1.86       2.04      319,532,678      0.29     0.40   1.85   12.62    14.26
VALIC Company I Small Cap Index
  Fund                               150,551,361  1.88       2.02    1,116,403,270      1.05     0.40   1.85   12.29    13.92
VALIC Company I Small Cap Special
  Values Fund                        108,543,231  1.97       2.26      235,467,713      1.00     0.60   1.85    9.22    10.58
VALIC Company I Small Mid Growth
  Fund                                57,916,161  1.79       1.90      116,510,136      0.00     0.40   1.85   25.43    27.25
VALIC Company I Stock Index Fund     420,173,995  2.12      98.82    4,581,664,951      1.48     0.33   1.85   19.20    21.02
VALIC Company I Value Fund            36,999,386  1.69       1.86       92,102,037      1.70     0.40   1.85   13.23    14.88
VALIC Company II Aggressive Growth
  Lifestyle Fund                     175,049,393  1.64       1.73      597,400,403      1.79     0.15   1.60   14.42    16.09
VALIC Company II Capital
  Appreciation Fund                   19,345,424  1.86       2.04       41,498,943      0.47     0.15   1.60   21.78    23.55
VALIC Company II Conservative
  Growth Lifestyle Fund              113,512,838  1.36       3.23      339,604,862      2.57     0.35   1.60    8.50     9.86
VALIC Company II Core Bond Fund      497,723,255  1.07       1.14    1,023,246,404      2.46     0.00   1.60    2.95     4.60
VALIC Company II Government
  Money Market II Fund               101,543,860  0.90       1.02      123,795,829      0.33     0.15   1.60   -1.26     0.18
VALIC Company II High Yield Bond
  Fund                               173,436,602  1.35       1.64      495,903,122      4.63     0.15   1.60    6.20     7.75
VALIC Company II International
  Opportunities Fund                 225,444,336  1.32       1.51      684,261,194      1.31     0.15   1.60   37.15    39.15
VALIC Company II Large Cap Value
  Fund                                57,219,062  1.66       1.96      203,476,187      1.32     0.15   1.60   13.23    14.88
VALIC Company II Mid Cap Growth
  Fund                                54,538,747  1.70       1.73      136,586,222      0.00     0.15   1.60   29.51    31.40
VALIC Company II Mid Cap Value
  Fund                               134,638,078  1.83       1.92      876,439,667      0.57     0.15   1.60   12.66    14.30
VALIC Company II Moderate Growth
  Lifestyle Fund                     273,875,279  1.53       1.74      927,236,654      2.12     0.15   1.60   11.81    13.44
VALIC Company II Small Cap Growth
  Fund                                32,109,839  2.14       2.26      126,112,240      0.00     0.15   1.60   39.22    41.25
VALIC Company II Small Cap Value
  Fund                                96,767,255  1.74       1.93      433,221,890      0.86     0.15   1.60    3.28     4.78
VALIC Company II Socially
  Responsible Fund                   239,129,520  1.31       2.20      779,504,963      1.36     0.00   1.60   18.75    20.65
VALIC Company II Strategic Bond
  Fund                               206,604,694  1.24       1.63      612,659,053      3.64     0.15   1.60    5.12     6.65
Vanguard LifeStrategy Conservative
  Growth Fund Investor Shares         41,049,609  1.31       1.47       91,831,292      2.23     0.65   2.10    8.68    10.27
Vanguard LifeStrategy Growth Fund
  Investor Shares                     94,056,973  1.60       2.86      250,146,680      2.22     0.85   2.10   16.74    18.21
Vanguard LifeStrategy Moderate
  Growth Fund Investor Shares        101,919,583  1.46       1.54      255,132,358      2.24     0.65   2.10   12.66    14.30
Vanguard Long-Term Investment-
  Grade Fund Investor Shares          76,473,321  1.51       2.05      290,216,586      3.61     0.40   1.85    9.88    11.48
Vanguard Long-Term Treasury Fund
  Investor Shares                     62,988,883  1.39       1.85      222,624,818      2.66     0.40   1.85    6.60     8.15
Vanguard Wellington Fund Investor
  Shares                             426,658,543  1.24       1.69    1,988,511,026      2.48     0.00   2.10   12.35    14.72
Vanguard Windsor II Fund Investor
  Shares                             397,426,878  1.73       1.93    1,798,668,358      1.97     0.65   2.10   14.36    16.03

                                                    December 31, 2016                     For the Year Ended December 31 2016
                                        ----------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                    -------------------      Net          Ratio    -------------- --------------
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Beacon Holland Large Cap
  Growth Fund Investor Class             32,266,230  1.59       1.87      57,402,067       0.00     0.60   1.85    0.01     1.27
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                           8,433            11.34          95,603       3.28            1.30             4.90
AST SA Wellington Capital Appreciation
  Portfolio Class 3                          36,912 22.35      23.74         868,788       0.00     1.30   1.90   -0.18     0.42
AST SA Wellington Government and
  Quality Bond Portfolio Class 3            117,329 11.61      12.25       1,428,187       1.26     1.30   1.90   -2.67    -0.09
AST SA Wellington Natural Resources
  Portfolio Class 3                           1,604             8.40          13,477       3.61            1.30            27.97
Ariel Appreciation Fund Investor Class  125,520,695  1.65       1.92     415,560,302       0.67     0.40   1.85   10.60    12.22
Ariel Fund Investor Class               127,747,087  1.70       1.81     438,241,476       0.29     0.40   1.85   13.45    15.10
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2                   266            13.16           3,499       3.54            1.30            11.72
FTVIP Franklin Income VIP Fund
  Class 2                                    46,142 13.38      14.17         645,658       5.09     1.30   1.90   11.88    12.55
Goldman Sachs VIT Government Money
  Market Fund Service Class                  17,691  9.90       9.92         175,364       0.04     1.30   1.55   -1.00    -0.84
Invesco V. I. Balanced-Risk Commodity
  Strategy Fund Class R5                301,402,901  0.62       0.66     195,116,290       2.36     0.60   1.85    9.91    11.29
Invesco V.I. Comstock Fund Series II         56,339 15.82      16.70         931,540       1.47     1.30   1.90   14.79    15.48
Invesco V.I. Growth and Income Fund
  Series II                                  62,992 16.53      17.46       1,088,719       0.99     1.30   1.90   17.19    17.89

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



                                           December 31, 2016                     For the Year Ended December 31 2016
                               ----------------------------------------------  ----------------------------------------
                                                                               Investment    Expense         Total
                                           Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                           -------------------      Net          Ratio    -------------- --------------
Sub-accounts                      Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                   ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
Lord Abbett Growth and Income
  Portfolio Class VC                 6,154 14.58      14.86          91,268       2.67     1.30   1.55   15.32    15.61
SST SA Allocation Balanced
  Portfolio Class 3                 34,416 14.14      14.40         491,121       1.74     1.30   1.55    3.62     3.88
SST SA Allocation Growth
  Portfolio Class 3                 33,942 14.70      14.98         506,053       2.31     1.30   1.55    4.12     4.38
SST SA Allocation Moderate
  Growth Portfolio Class 3          52,648 13.96      14.39         739,763       1.76     1.30   1.65    3.93     4.29
SST SA Allocation Moderate
  Portfolio Class 3                 56,236 14.24      14.49         803,369       1.87     1.30   1.55    3.95     4.21
SST SA Wellington Real Return
  Portfolio Class 3                 45,485 10.98      11.46         515,635       0.00     1.30   1.90    1.75     2.36
SunAmerica 2020 High
  Watermark Fund Class I         6,492,610  1.13       1.18       7,332,778       2.83     0.85   1.25    0.27     0.67
SAST SA AB Growth Portfolio
  Class 3                           11,303 19.08      19.74         222,745       0.00     1.30   1.65    0.88     1.24
SAST SA AB Small & Mid Cap
  Value Portfolio Class 3           16,090 20.38      21.51         342,554       0.17     1.30   1.90   22.31    23.04
SAST SA American Funds Asset
  Allocation Portfolio Class 3     180,815 14.96      15.81       2,808,498       2.14     1.30   1.90    7.69     7.77
SAST SA American Funds Global
  Growth Portfolio Class 3          37,883 15.53      16.41         617,828       2.01     1.30   1.90   -1.54    -0.95
SAST SA American Funds Growth
  Portfolio Class 3                 30,147 16.52      17.43         520,813       0.35     1.30   1.90    7.13     7.77
SAST SA American Funds
  Growth- Income Portfolio
  Class 3                           58,048 16.22      16.70         967,240       1.43     1.30   1.65    9.39     9.78
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 3              1,625,830 12.27      12.44      20,214,005       0.77     1.30   1.65    5.26     5.62
SAST SA BlackRock VCP Global
  Multi Asset Portfolio
  Class 3                        1,113,436 10.37      10.40      11,580,535       0.06     1.30   1.65    3.67     4.01
SAST SA Boston Company
  Capital Growth Portfolio
  Class 3                           27,812 14.39      15.26         420,253       0.00     1.30   1.90    0.18     0.78
SAST SA Columbia Technology
  Portfolio Class 3                  3,283 19.91      20.30          66,469       0.00     1.30   1.55   14.75    15.04
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                 22,197  8.69       8.96         209,131       0.00     1.30   1.65   -1.97    -1.63
SAST SA Dogs of Wall Street
  Portfolio Class 3                 59,711 21.04      22.29       1,320,918       1.98     1.30   1.90   15.43    16.12
SAST SA Federated Corporate
  Bond Portfolio Class 3           126,890 15.97      16.88       2,115,527       3.91     1.30   1.90    4.29     7.08
SAST SA Fidelity
  Institutional AM(R) Real
  Estate Portfolio Class 3           4,272 12.41      12.65          53,937       2.05     1.30   1.55    6.70     6.96
SAST SA Franklin Small
  Company Value Portfolio
  Class 3                           14,310 17.22      18.16         257,984       0.47     1.30   1.90   28.11    28.88
SAST SA Goldman Sachs Global
  Bond Portfolio Class 3            78,294 11.40      12.02         938,530       0.08     1.30   1.90   -0.95    -0.25
SAST SA Invesco Growth
  Opportunities Portfolio
  Class 3                            1,591            17.99          28,621       0.00            1.30             2.32
SAST SA Invesco VCP
  Equity-Income Portfolio
  Class 3                          802,230 12.21      12.32       9,879,362       0.66     1.30   1.55    8.16     8.43
SAST SA Janus Focused Growth
  Portfolio Class 3                 16,283 15.05      15.94         256,997       0.00     1.30   1.90   -3.54    -2.96
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3        36,719 15.92      16.24         595,830       1.88     1.30   1.55    5.26     5.52
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3         19,458  9.28       9.83         189,777       1.89     1.30   1.90    8.36     9.01
SAST SA JPMorgan
  Equity-Income Portfolio
  Class 3                           62,380 16.38      17.23       1,066,113       1.95     1.30   1.90   13.10    13.78
SAST SA JPMorgan Global
  Equities Portfolio Class 3           141            12.75           1,800       0.61            1.30             4.04
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 3           150,574 11.65      13.90       2,067,602       1.99     1.30   1.90    1.18     1.79
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 3           3,481 19.16      19.73          67,576       0.00     1.30   1.65   -1.68    -1.34
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 3       39,617 15.38      16.23         636,897       0.71     1.30   1.90   12.17    12.84
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                 30,624 16.11      17.05         518,139       0.45     1.30   1.90    4.09     4.72
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 3                           54,991 16.99      18.04         981,427       0.73     1.30   1.90    6.33     6.97
SAST SA MFS Telecom Utility
  Portfolio Class 3                  2,333 16.74      17.18          39,868       4.37     1.30   1.55    8.60     8.87
SAST SA MFS Total Return
  Portfolio Class 3                 29,294 15.02      15.32         480,060       2.72     1.30   1.55    7.13     7.40
SAST SA Morgan Stanley
  International Equities
  Portfolio Class 3                 51,515  9.41       9.96         508,712       1.08     1.30   1.90   -4.04    -3.46
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 3                           51,588 16.39      17.33         889,133       0.57     1.30   1.90    9.29     9.95
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3     1,270,952 11.22      11.37      14,441,076       0.00     1.30   1.65    5.04     5.40
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3            22,591 14.13      15.01         330,929       8.15     1.30   1.90   13.00    16.44
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                           10,671  8.41       8.69          91,918       0.71     1.30   1.65   -0.40    -0.05
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3     553,684 10.82      10.84       6,003,699       0.00     1.30   1.55    8.19     8.45
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3       890,030 10.55      10.59       9,423,063       0.34     1.30   1.65    6.72     6.82
SAST SA Templeton Foreign
  Value Portfolio Class 3           40,197  9.72      10.24         408,274       1.91     1.30   1.90   -0.74    -0.15
SAST SA VCP Dynamic
  Allocation Portfolio Class 3   3,549,403 11.77      12.12      43,002,007       1.75     1.30   1.90    2.55     3.16
SAST SA VCP Dynamic Strategy
  Portfolio Class 3              2,976,061 11.75      12.07      35,910,454       1.67     1.30   1.90    3.18     3.80
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3           5,710 13.05      13.34          74,893       0.00     1.30   1.55    5.47     5.73
T Rowe Price Retirement 2015
  Advisor Class                  5,704,323  1.04       1.05       5,915,079       2.31     0.40   1.00    5.97     6.61
T Rowe Price Retirement 2020
  Advisor Class                 13,032,049  1.04       1.05      13,544,551       2.00     0.40   1.00    6.09     6.72
T Rowe Price Retirement 2025
  Advisor Class                  9,816,678  1.04       1.05      10,232,738       1.84     0.40   1.00    6.18     6.82
T Rowe Price Retirement 2030
  Advisor Class                  9,928,524  1.04       1.06      10,376,356       1.78     0.40   1.00    6.35     6.99
T Rowe Price Retirement 2035
  Advisor Class                  7,748,441             1.05       8,104,234       1.68     0.60   1.00    6.29     6.71
T Rowe Price Retirement 2040
  Advisor Class                  7,310,704  1.05       1.06       7,646,811       1.46     0.40   1.00    6.27     6.91
T Rowe Price Retirement 2045
  Advisor Class                  4,316,183  1.05       1.06       4,519,088       1.45     0.40   1.00    6.41     7.04
T Rowe Price Retirement 2050
  Advisor Class                  2,927,475  1.05       1.06       3,065,383       1.49     0.40   1.00    6.39     7.03
T Rowe Price Retirement 2055
  Advisor Class                  1,140,956  1.05       1.06       1,194,321       1.44     0.40   1.00    6.39     7.03
T Rowe Price Retirement 2060
  Advisor Class                    708,969  1.05       1.06         742,650       1.21     0.80   1.00    6.38     7.02
VALIC Company I Asset
  Allocation Fund               20,870,982  1.34       8.95     160,419,945       2.03     0.60   1.85    5.35     6.67
VALIC Company I Blue Chip
  Growth Fund                  296,981,404  1.85       2.00     556,809,759       0.00     0.60   1.85   -0.99     0.25
VALIC Company I Broad Cap
  Value Fund                    24,571,826  1.71       1.99      46,787,694       1.39     0.60   1.85   11.76    13.17
VALIC Company I Capital
  Conservation Fund             38,515,466  1.08       4.19     144,459,223       2.05     0.60   1.85    0.40     1.66
VALIC Company I Core Equity
  Fund                          64,571,955  1.52       1.69     236,958,128       1.08     0.40   1.85   10.65    12.26
VALIC Company I Dividend
  Value Fund                   223,573,305  1.59       1.80     675,597,795       2.12     0.40   1.85   14.58    16.25
VALIC Company I Dynamic
  Allocation Fund              205,756,033  1.14       1.19     241,268,323       2.00     0.60   1.85    2.93     4.22
VALIC Company I Emerging
  Economies Fund               733,157,892  0.62       0.81     614,843,884       2.60     0.40   1.85    9.44    11.03

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



                                                 December 31, 2016                     For the Year Ended December 31 2016
                                     ----------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                         ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
VALIC Company I Global Real Estate
  Fund                               244,712,308  1.29       1.38      327,651,930      3.14     0.60   1.85     0.40    1.66
VALIC Company I Global Social
  Awareness Fund                      64,573,236  1.30       1.46      382,685,355      1.89     0.40   1.85     4.99    6.52
VALIC Company I Global Strategy
  Fund                               214,909,453  1.27       1.97      406,455,323      6.06     0.60   1.85     3.37    4.66
VALIC Company I Government
  Money Market I Fund                163,996,811  0.90       1.00      324,004,925      0.01     0.40   1.85    -1.82   -0.39
VALIC Company I Government
  Securities Fund                     31,411,762  1.05       4.02      109,583,866      2.43     0.60   1.85    -0.63    0.62
VALIC Company I Growth & Income
  Fund                                27,491,527  1.63       4.17      105,060,295      1.24     0.60   1.85     9.19   10.56
VALIC Company I Growth Fund          483,872,585  1.60       1.65      866,903,856      0.64     0.40   1.85     2.87    4.37
VALIC Company I Health Sciences
  Fund                               165,775,531  2.61       4.30      671,812,946      0.00     0.60   1.85   -12.13  -11.03
VALIC Company I Inflation Protected
  Fund                               321,032,128  1.03       1.34      412,297,625      1.22     0.60   1.85     1.90    3.18
VALIC Company I International
  Equities Index Fund                481,966,613  1.03       2.00      871,140,427      2.67     0.60   1.85    -0.59    0.65
VALIC Company I International
  Government Bond Fund                62,101,781  0.97       1.26      181,845,967      2.55     0.40   1.85     1.81    3.29
VALIC Company I International
  Growth Fund                        138,846,105  1.09       2.88      368,095,001      1.44     0.60   1.85    -4.53   -3.33
VALIC Company I International Value
  Fund                               581,021,306  0.97       1.07      752,759,884      2.21     0.40   1.85    10.05   11.65
VALIC Company I Large Cap Core
  Fund                                60,196,973  1.81       2.48      142,972,826      3.44     0.60   1.85     6.63    7.96
VALIC Company I Large Capital
  Growth Fund                        207,313,236  1.43       1.47      368,041,985      0.89     0.40   1.85     4.21    5.72
VALIC Company I Mid Cap Index
  Fund                               163,461,466  1.77       1.98    3,198,448,688      1.19     0.40   1.85    18.42   20.14
VALIC Company I Mid Cap Strategic
  Growth Fund                        110,264,905             1.39      230,093,583      0.00     0.40   1.85     7.68    9.25
VALIC Company I Nasdaq-100 Index
  Fund                               225,863,789  1.40       2.05      299,014,678      0.65     0.60   1.85     4.82    6.13
VALIC Company I Science &
  Technology Fund                    179,094,645  1.78       1.94      920,374,886      0.00     0.40   1.85     5.37    6.90
VALIC Company I Small Cap
  Aggressive Growth Fund              49,417,602  1.57       2.25      106,752,000      0.00     0.60   1.85    -0.07    1.19
VALIC Company I Small Cap Fund        63,357,719  1.65       1.79      315,020,335      0.20     0.40   1.85    13.18   14.83
VALIC Company I Small Cap Index
  Fund                               161,282,233  1.67       1.77    1,056,873,669      1.19     0.40   1.85    18.96   20.70
VALIC Company I Small Cap Special
  Values Fund                        124,786,134  1.80       2.05      245,467,708      1.42     0.60   1.85    27.47   29.07
VALIC Company I Small Mid Growth
  Fund                                62,534,119  1.42       1.65       99,380,094      0.00     0.60   1.85    -1.61   -0.37
VALIC Company I Stock Index Fund     438,663,027  1.77      81.66    3,985,297,949      2.44     0.33   1.85     9.56   11.23
VALIC Company I Value Fund            41,890,640  1.64       2.30       91,300,280      1.48     0.60   1.85    11.24   12.63
VALIC Company II Aggressive
  Growth Lifestyle Fund              179,473,955  1.43       3.17      530,487,019      2.06     0.35   1.60     7.06    8.40
VALIC Company II Capital
  Appreciation Fund                   20,863,767  1.68       1.87       36,509,166      0.38     0.35   1.60     0.44    1.70
VALIC Company II Conservative
  Growth Lifestyle Fund              118,462,070  1.25       2.94      323,748,368      2.78     0.35   1.60     4.95    6.27
VALIC Company II Core Bond Fund      449,371,836  1.11       1.47      892,797,494      2.08     0.15   1.60     1.80    3.29
VALIC Company II Government
  Money Market II Fund               109,867,124  0.91       1.30      134,153,010      0.01     0.35   1.60    -1.58   -0.34
VALIC Company II High Yield Bond
  Fund                               168,773,678  1.27       2.87      449,284,525      4.03     0.35   1.60    11.11   12.50
VALIC Company II International
  Opportunities Fund                 229,789,203  1.10       2.35      504,126,294      1.11     0.35   1.60    -2.13   -0.90
VALIC Company II Large Cap Value
  Fund                                66,351,638  1.73       3.34      203,980,017      1.10     0.35   1.60    15.22   16.66
VALIC Company II Mid Cap Growth
  Fund                                52,595,301  1.33       2.05      100,676,950      0.00     0.35   1.60     3.02    4.31
VALIC Company II Mid Cap Value
  Fund                               160,086,694  1.63       1.68      919,346,687      0.26     0.15   1.60    12.26   13.89
VALIC Company II Moderate Growth
  Lifestyle Fund                     280,843,771  1.37       3.22      842,935,369      2.20     0.35   1.60     6.69    8.02
VALIC Company II Small Cap
  Growth Fund                         27,036,435  1.54       2.99       75,435,259      0.00     0.35   1.60     6.13    7.46
VALIC Company II Small Cap Value
  Fund                               116,675,370  1.69       1.85      502,254,358      1.10     0.15   1.60    28.01   29.88
VALIC Company II Socially
  Responsible Fund                   268,366,950  1.86       2.94      734,092,410      1.38     0.35   1.60     8.90   10.27
VALIC Company II Strategic Bond
  Fund                               210,077,767  1.18       3.01      585,263,049      4.06     0.35   1.60     6.46    7.79
Vanguard LifeStrategy Conservative
  Growth Fund Investor Shares         42,667,897  1.21       2.19       87,064,491      2.23     0.85   2.10     3.71    5.01
Vanguard LifeStrategy Growth Fund
  Investor Shares                     96,702,868  1.37       2.42      218,344,085      2.26     0.85   2.10     6.08    7.41
Vanguard LifeStrategy Moderate
  Growth Fund Investor Shares        102,772,385  1.30       2.36      226,264,382      2.23     0.85   2.10     4.91    6.23
Vanguard Long-Term Investment-
  Grade Fund Investor Shares          85,760,846  1.37       1.84      293,362,656      4.90     0.40   1.85     5.84    7.38
Vanguard Long-Term Treasury Fund
  Investor Shares                     73,586,886  1.30       1.71      241,608,557      2.79     0.40   1.85    -0.66    0.79
Vanguard Wellington Fund Investor
  Shares                             439,520,652  1.50       1.66    1,818,946,852      2.58     0.65   2.10     8.71   10.30
Vanguard Windsor II Fund Investor
  Shares                             431,195,785  1.49       1.69    1,694,716,004      2.41     0.65   2.10    11.06   12.68

                                                    December 31, 2015                     For the Year Ended December 31 2015
                                        ----------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                    -------------------      Net          Ratio    -------------- --------------
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Beacon Holland Large Cap
  Growth Fund Investor Class             36,402,733  1.59       1.85      64,145,435       0.00     0.40   1.85     4.40    5.71
AST SA Wellington Capital
  Appreciation Portfolio Class 3             18,110 22.39      23.64         419,241       0.00     1.30   1.90   123.85  136.42
AST SA Wellington Government and
  Quality Bond Portfolio Class 3             26,489 11.72      12.26         321,685       1.54     1.30   1.90    22.58   31.52
Ariel Appreciation Fund Investor Class  126,206,611  1.49       1.71     374,596,539       0.98     0.40   1.85    -7.94   -6.59
Ariel Fund Investor Class               139,623,723  1.50       1.57     419,230,749       0.64     0.40   1.85    -5.86   -4.48
FTVIP Franklin Income VIP Fund
  Class 2                                    37,745 11.95      12.59         470,259       0.00     1.30   1.90    19.55   25.90
Invesco V. I. Balanced-Risk
  Commodity Strategy Fund Class R5      420,762,909  0.56       0.59     245,672,269       0.00     0.40   1.85   -18.00  -16.97
Invesco V.I. Comstock Fund Series II         18,575 13.79      14.46         265,303       2.49     1.30   1.90    37.85   44.64
Invesco V.I. Growth and Income Fund
  Series II                                  20,145 14.10      14.81         294,368       3.86     1.30   1.90    41.05   48.07
Lord Abbett Growth and Income
  Portfolio Class VC                            799 12.64      12.85          10,147       0.00     1.30   1.90    26.42   28.51
SST SA Allocation Balanced Portfolio
  Class 3                                     4,272            13.65          58,297       2.67     1.30   1.90            36.48
SST SA Allocation Growth Portfolio
  Class 3                                    13,530 14.11      14.35         193,914       2.87     1.30   1.90    41.14   43.47

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                   December 31, 2015                     For the Year Ended December 31 2015
                                       ----------------------------------------------  ----------------------------------------
                                                                                       Investment Expense Ratio   Total Return
                                                   Unit Value ($)/(a)/                   Income      (%)/(d)/       (%)/(e)/
                                                   -------------------      Net          Ratio    -------------- --------------
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest Highest
------------                           ----------- ------    -------   --------------  ---------- ------ ------- ------ -------
SST SA Allocation Moderate Growth
  Portfolio Class 3                         36,024 13.43      13.79         484,576       2.77     1.30   1.90    34.35  37.94
SST SA Allocation Moderate Portfolio
  Class 3                                    2,515            13.70          34,448       2.61     1.30   1.90           36.99
SST SA Wellington Real Return
  Portfolio Class 3                         11,926 10.79      11.19         131,683       6.79     1.30   1.90     7.88  11.91
SunAmerica 2020 High Watermark Fund
  Class I                                7,110,998  1.12       1.17       8,010,875       2.63     0.65   1.25     0.02   0.43
SAST SA AB Growth Portfolio Class 3          3,638            19.49          70,932       0.00     1.30   1.90           94.95
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                          4,448 16.66      17.48          76,754       0.46     1.30   1.90    66.63  74.78
SAST SA American Funds Asset
  Allocation Portfolio Class 3               6,262 14.29      14.68          89,751       2.63     1.30   1.90    42.85  46.77
SAST SA American Funds Global
  Growth Portfolio Class 3                  10,098 15.78      16.57         165,932       0.88     1.30   1.90    57.78  65.68
SAST SA American Funds Growth
  Portfolio Class 3                         11,930 15.42      16.17         191,834       1.06     1.30   1.90    54.21  61.69
SAST SA American Funds Growth-
  Income Portfolio Class 3                   6,245 14.82      15.21          94,720       0.63     1.30   1.90    48.24  52.12
SAST SA American Funds VCP
  Managed Asset Allocation Portfolio
  Class 3                                  434,059 11.65      11.78       5,105,813       0.00     1.30   1.90    16.53  17.81
SAST SA Boston Company Capital
  Growth Portfolio Class 3                   8,464 14.37      15.14         126,402       0.00     1.30   1.90    43.67  51.39
SAST SA Columbia Technology
  Portfolio Class 3                          1,568 17.35      17.65          27,645       0.00     1.30   1.90    73.47  76.48
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                          5,360             9.11          51,222       0.00     1.30   1.90           -8.88
SAST SA Dogs of Wall Street Portfolio
  Class 3                                    9,124 18.23      19.19         173,246       2.14     1.30   1.90    82.27  91.95
SAST SA Federated Corporate Bond
  Portfolio Class 3                         21,890 15.32      15.77         339,016       5.87     1.30   1.90    28.68  57.66
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 3              1,039 11.63      11.83          12,294       1.56     1.30   1.90    16.32  18.29
SAST SA Franklin Small Company
  Value Portfolio Class 3                    5,641 13.44      14.09          78,711       0.10     1.30   1.90    34.43  40.91
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                         12,116 11.51      12.05         146,688       0.00     1.30   1.90    20.51  53.25
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                          1,178            17.59          20,723       0.00     1.30   1.90           75.86
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                        388,539 11.25      11.36       4,413,177       0.23     1.30   1.90    12.54  13.60
SAST SA Janus Focused Growth
  Portfolio Class 3                          6,677 15.60      16.43         108,366       0.00     1.30   1.90    55.98  64.29
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3                 7,276 15.12      15.39         111,895       0.00     1.30   1.90    51.22  53.86
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                          6,195  8.57       9.02          55,196       2.46     1.30   1.90   -14.34  -9.84
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                         18,540 14.48      15.14         277,641       2.24     1.30   1.90    44.79  51.42
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                         43,211 13.15      13.66         584,142       1.53     1.30   1.90    15.13  36.56
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                          2,747 19.49      20.00          54,015       0.00     1.30   1.90    94.85  99.98
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                   11,953 13.71      14.38         169,776       0.33     1.30   1.90    37.13  43.80
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                          6,778 15.48      16.28         108,678       0.23     1.30   1.90    54.77  62.81
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                   17,316 15.98      16.87         287,880       0.85     1.30   1.90    59.78  68.67
SAST SA MFS Telecom Utility
  Portfolio Class 3                            103            15.42           1,580       0.00     1.30   1.90           54.18
SAST SA MFS Total Return Portfolio
  Class 3                                    3,990 14.02      14.26          56,180       0.80     1.30   1.90    40.21  42.60
SAST SA Morgan Stanley International
  Equities Portfolio Class 3                 9,898  9.81      10.32         100,711       2.60     1.30   1.90    -1.93   3.17
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3               29,518 15.00      15.77         463,457       0.66     1.30   1.90    50.01  57.65
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3               344,855 10.68      10.78       3,718,549       0.00     1.30   1.90     6.84   7.84
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                          6,644 12.51      12.89          84,312       7.00     1.30   1.90    25.09  28.93
SAST SA Templeton Foreign Value
  Portfolio Class 3                         10,671  9.79      10.26         108,148       2.85     1.30   1.90    -2.11   2.58
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                      1,807,599 11.47      11.75      21,227,843       1.14     1.30   1.90    14.73  17.49
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                      1,617,157 11.38      11.63      18,800,023       0.95     1.30   1.90    13.85  16.29
T Rowe Price Retirement 2015 Advisor
  Class                                  2,030,235             0.98       1,985,993       3.11     0.60   1.00    -1.99  -1.95
T Rowe Price Retirement 2020 Advisor
  Class                                  6,826,146             0.98       6,686,524       3.10     0.60   1.00    -1.83  -1.65
T Rowe Price Retirement 2025 Advisor
  Class                                  5,003,166  0.98       0.99       4,910,708       2.75     0.60   1.00    -1.58  -1.46
T Rowe Price Retirement 2030 Advisor
  Class                                  5,022,682  0.98       0.99       4,933,109       2.64     0.60   1.00    -1.50  -1.40
T Rowe Price Retirement 2035 Advisor
  Class                                  3,261,843  0.98       0.99       3,208,718       2.30     0.60   1.00    -1.31  -1.24
T Rowe Price Retirement 2040 Advisor
  Class                                  3,590,937  0.98       0.99       3,533,166       2.21     0.60   1.00    -1.26  -1.23
T Rowe Price Retirement 2045 Advisor
  Class                                  1,960,919  0.98       0.99       1,929,081       1.98     0.60   1.00    -1.29  -1.24
T Rowe Price Retirement 2050 Advisor
  Class                                  1,077,585  0.98       0.99       1,060,101       2.17     0.60   1.00           -1.23
T Rowe Price Retirement 2055 Advisor
  Class                                    544,450  0.98       0.99         535,675       2.12     0.60   1.00    -1.24  -1.23
T Rowe Price Retirement 2060 Advisor
  Class                                    445,270  0.98       0.99         438,354       1.84     0.60   1.00    -1.23  -0.66
VALIC Company I Asset Allocation
  Fund                                  22,848,552  1.27       8.39     164,771,108       2.12     0.40   1.85    -2.28  -1.05
VALIC Company I Blue Chip Growth
  Fund                                 315,722,066  1.03       1.87     594,477,478       0.00     0.00   1.85     2.90   9.00
VALIC Company I Broad Cap Value
  Fund                                  27,164,348  1.53       1.76      45,883,915       1.75     0.40   1.85    -3.14  -1.92
VALIC Company I Capital Conservation
  Fund                                  43,743,787  1.07       4.12     163,371,798       2.01     0.40   1.85    -1.64  -0.40
VALIC Company I Core Equity Fund        71,810,755  1.36       1.53     236,139,646       0.97     0.40   1.85    -3.65  -2.24
VALIC Company I Dividend Value
  Fund                                 199,846,204  1.37       1.57     523,407,251       2.21     0.40   1.85    -2.48  -1.05
VALIC Company I Dynamic Allocation
  Fund                                 221,754,558  1.10       1.15     250,654,035       0.00     0.40   1.85    -6.32  -5.14
VALIC Company I Emerging
  Economies Fund                       660,910,371  0.56       0.74     501,780,320       2.35     0.40   1.85   -16.11 -14.88
VALIC Company I Global Real Estate
  Fund                                 275,159,684  1.29       1.36     363,703,122       2.70     0.40   1.85    -1.82  -0.58
VALIC Company I Global Social
  Awareness Fund                        63,101,430  1.22       1.39     351,899,865       2.16     0.40   1.85    -2.16  -0.73
VALIC Company I Global Strategy
  Fund                                 246,487,329  1.23       1.88     447,174,232       2.83     0.40   1.85    -6.50  -5.33
VALIC Company I Government Money
  Market I Fund                        161,057,840  0.91       1.00     321,332,426       0.01     0.40   1.85    -1.82  -0.39
VALIC Company I Government
  Securities Fund                       28,530,544  1.06       4.00     102,440,812       2.27     0.40   1.85    -1.04   0.21
VALIC Company I Growth & Income
  Fund                                  30,787,070  1.50       3.77     106,900,848       0.98     0.40   1.85    -1.92  -0.69
VALIC Company I Growth Fund            563,317,952  1.56       1.58     972,367,632       0.61     0.40   1.85     1.20   2.67
VALIC Company I Health Sciences
  Fund                                 198,619,038  2.97       4.84     908,213,668       0.00     0.40   1.85    10.59  11.98
VALIC Company I Inflation Protected
  Fund                                 349,403,515  0.82       1.01     436,497,104       1.93     0.00   1.85   -17.70  -4.79

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                           December 31, 2015                     For the Year Ended December 31 2015
                               ----------------------------------------------  -----------------------------------------------
                                                                               Investment Expense Ratio
                                           Unit Value ($)/(a)/                   Income      (%)/(d)/    Total Return (%)/(e)/
                                           -------------------      Net          Ratio    -------------- ---------------------
Sub-accounts                      Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest     Highest
------------                   ----------- ------    -------   --------------  ---------- ------ ------- ------     -------
VALIC Company I International
  Equities Index Fund          479,975,167  1.03       1.99      865,679,376      3.64     0.40   1.85    -2.82      -1.60
VALIC Company I International
  Government Bond Fund          51,940,666  0.96       1.22      147,455,407      2.62     0.40   1.85    -5.10      -3.71
VALIC Company I International
  Growth Fund                  161,609,345  1.15       2.98      445,479,501      1.57     0.40   1.85    -2.31      -1.08
VALIC Company I International
  Value Fund                   629,024,693  0.82       0.97      734,683,542      2.91     0.00   1.85   -17.70      -9.01
VALIC Company I Large Cap
  Core Fund                     70,024,026  1.70       2.29      154,650,837      1.08     0.40   1.85     1.16       2.43
VALIC Company I Large Capital
  Growth Fund                  225,298,744  1.35       1.41      380,367,232      0.56     0.40   1.85    -1.84      -0.41
VALIC Company I Mid Cap Index
  Fund                         171,943,269  1.49       1.65    2,837,815,823      1.06     0.40   1.85    -4.29      -2.89
VALIC Company I Mid Cap
  Strategic Growth Fund        122,905,459  1.27       1.29      236,154,244      0.00     0.40   1.85    -4.41      -3.01
VALIC Company I Nasdaq-100
  Index Fund                   230,783,788  1.32       1.95      288,931,614      0.91     0.40   1.85     7.19       8.54
VALIC Company I Science &
  Technology Fund              193,307,934  1.69       1.81      934,907,487      0.00     0.40   1.85     5.90       7.45
VALIC Company I Small Cap
  Aggressive Growth Fund        53,883,079  1.57       2.22      115,361,847      0.00     0.40   1.85    -0.36       0.89
VALIC Company I Small Cap Fund  69,598,178  1.46       1.56      302,832,444      0.00     0.40   1.85    -6.53      -5.16
VALIC Company I Small Cap
  Index Fund                   168,425,599  1.40       1.47      916,967,370      1.10     0.40   1.85    -6.23      -4.86
VALIC Company I Small Cap
  Special Values Fund          124,945,522  1.41       1.58      191,258,568      1.00     0.40   1.85    -5.98      -4.80
VALIC Company I Small Mid
  Growth Fund                   75,232,723  1.45       1.66      120,360,724      0.00     0.40   1.85    -2.46      -1.23
VALIC Company I Stock Index
  Fund                         469,712,564  1.62      73.41    3,864,262,592      1.62     0.33   1.85    -0.80       0.72
VALIC Company I Value Fund      46,550,338  1.47       2.04       90,361,531      1.53     0.40   1.85    -4.95      -3.76
VALIC Company II Aggressive
  Growth Lifestyle Fund        186,171,483  1.34       2.92      509,379,160      1.64     0.15   1.60    -2.47      -1.24
VALIC Company II Capital
  Appreciation Fund             23,015,325  1.67       1.84       39,744,607      0.32     0.15   1.60     4.12       5.43
VALIC Company II Conservative
  Growth Lifestyle Fund        122,366,806  1.19       2.76      315,811,195      2.26     0.15   1.60    -2.92      -1.70
VALIC Company II Core Bond
  Fund                         478,175,881  0.99       1.09      931,326,862      1.96     0.00   1.60    -1.78      -1.47
VALIC Company II Government
  Money Market II Fund         137,896,669  0.92       1.31      169,405,376      0.01     0.15   1.60    -1.58      -0.34
VALIC Company II High Yield
  Bond Fund                    151,445,812  1.14       2.55      357,920,693      4.76     0.15   1.60    -5.19      -4.00
VALIC Company II
  International Opportunities
  Fund                         268,732,142  1.13       2.37      596,947,798      1.29     0.15   1.60     6.76       8.10
VALIC Company II Large Cap
  Value Fund                    65,553,811  1.50       2.87      175,268,726      1.36     0.15   1.60    -4.33      -3.12
VALIC Company II Mid Cap
  Growth Fund                   70,382,216  1.29       1.97      129,610,284      0.00     0.15   1.60    -2.51      -1.28
VALIC Company II Mid Cap
  Value Fund                   164,205,676  1.45       1.48      832,661,394      0.21     0.15   1.60    -2.98      -1.56
VALIC Company II Moderate
  Growth Lifestyle Fund        284,833,140  1.28       2.98      794,250,082      1.84     0.15   1.60    -2.52      -1.30
VALIC Company II Small Cap
  Growth Fund                   31,398,820  1.45       2.78       81,854,214      0.00     0.15   1.60    -2.80      -1.57
VALIC Company II Small Cap
  Value Fund                   127,729,895  1.32       1.42      426,134,704      0.61     0.15   1.60    -8.00      -6.66
VALIC Company II Socially
  Responsible Fund             292,339,882  1.70       2.49      730,244,847      1.12     0.00   1.60    -0.49       0.36
VALIC Company II Strategic
  Bond Fund                    216,272,613  1.11       2.79      561,958,294      3.67     0.15   1.60    -3.49      -2.28
Vanguard LifeStrategy
  Conservative Growth Fund
  Investor Shares               42,527,347  1.17       2.08       82,922,231      2.16     0.65   2.10    -2.25      -1.02
Vanguard LifeStrategy Growth
  Fund Investor Shares          97,409,481  1.29       2.25      205,501,987      2.10     0.65   2.10    -3.23      -2.01
Vanguard LifeStrategy
  Moderate Growth Fund
  Investor Shares              106,333,540  1.24       2.22      221,140,490      2.13     0.65   2.10    -2.64      -1.41
Vanguard Long-Term
  Investment- Grade Fund
  Investor Shares               73,061,910  1.30       1.71      233,832,782      4.64     0.40   1.85    -4.00      -2.60
Vanguard Long-Term Treasury
  Fund Investor Shares          71,630,465  1.31       1.70      234,777,345      2.78     0.40   1.85    -3.35      -1.93
Vanguard Wellington Fund
  Investor Shares              458,029,060  0.97       1.38    1,739,836,354      2.58     0.00   2.10    -2.02      -0.59
Vanguard Windsor II Fund
  Investor Shares              471,076,938  1.32       1.52    1,656,936,168      2.18     0.65   2.10    -5.23      -3.84


                                           December 31, 2014                     For the Year Ended December 31 2014
                               ----------------------------------------------  -----------------------------------------------
                                                                               Investment Expense Ratio
                                           Unit Value ($)/(a)/                   Income      (%)/(d)/    Total Return (%)/(e)/
                                           -------------------      Net          Ratio    -------------- ---------------------
Sub-accounts                      Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest     Highest
------------                   ----------- ------    -------   --------------  ---------- ------ ------- ------     -------
American Beacon Holland Large
  Cap Growth Fund Investor
  Class                         40,202,025  1.52      1.75       67,190,756       0.00     0.40   1.85     5.03       6.35
Ariel Appreciation Fund
  Investor Class               146,499,455  1.62      1.83      469,227,308       0.70     0.40   1.85     6.17       7.72
Ariel Fund Investor Class      151,989,478  1.59      1.65      482,737,843       0.55     0.40   1.85     8.92      10.51
Invesco V. I. Balanced-Risk
  Commodity Strategy Fund
  Class R5                     356,396,959  0.69      0.71      251,572,844       0.00     0.40   1.85   -17.33     -16.29
SunAmerica 2020 High
  Watermark Fund Class I         8,674,835  1.12      1.17        9,768,311       2.63     0.65   1.25     2.93       3.34
VALIC Company I Asset
  Allocation Fund               23,983,803  1.30      8.48      175,375,943       1.74     0.40   1.85     3.43       4.73
VALIC Company I Blue Chip
  Growth Fund                  316,697,102  1.72      1.80      542,588,507       0.17     0.40   1.85     7.14       8.49
VALIC Company I Broad Cap
  Value Fund                    28,660,184  1.58      1.79       49,557,967       1.19     0.40   1.85     5.56       6.89
VALIC Company I Capital
  Conservation Fund             47,679,527  1.09      4.14      177,337,132       2.82     0.40   1.85     4.05       5.36
VALIC Company I Core Equity
  Fund                          79,935,818  1.39      1.59      270,572,131       1.16     0.40   1.85     9.48      11.08
VALIC Company I Dividend
  Value Fund                   240,335,035  1.38      1.61      640,478,092       1.79     0.40   1.85     7.21       8.78
VALIC Company I Dynamic
  Allocation Fund              225,671,419  1.18      1.21      270,147,907       1.58     0.40   1.85     2.33       3.61
VALIC Company I Emerging
  Economies Fund               665,527,599  0.66      0.88      597,079,271       1.47     0.40   1.85    -7.30      -5.94
VALIC Company I Global Real
  Estate Fund                  305,179,712  1.31      1.37      407,259,854       4.68     0.40   1.85    10.01      11.39
VALIC Company I Global Social
  Awareness Fund                71,601,453  1.23      1.42      404,834,510       1.42     0.40   1.85     5.99       7.54
VALIC Company I Global
  Strategy Fund                263,440,548  1.31      1.99      506,653,578       3.35     0.40   1.85    -0.03       1.23
VALIC Company I Government
  Money Market I Fund          164,765,549  0.93      1.00      331,649,424       0.01     0.40   1.85    -1.82      -0.39
VALIC Company I Government
  Securities Fund               32,589,746  1.07      3.99      117,630,636       2.41     0.40   1.85     3.59       4.89
VALIC Company I Growth &
  Income Fund                   32,066,742  1.52      3.80      112,600,339       0.73     0.40   1.85    12.04      13.45
VALIC Company I Growth Fund    577,668,720            1.54      976,737,260       0.83     0.40   1.85     8.70      10.29
VALIC Company I Health
  Sciences Fund                180,846,975  2.69      4.32      741,351,192       0.00     0.40   1.85    29.16      30.79
VALIC Company I Inflation
  Protected Fund               343,815,581  1.06      1.35      447,353,246       1.87     0.40   1.85     1.09       2.36
VALIC Company I International
  Equities Index Fund          477,197,431  1.06      2.02      878,599,042       2.63     0.40   1.85    -7.18      -6.01

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                 December 31, 2014                     For the Year Ended December 31 2014
                                     ----------------------------------------------  -----------------------------------------------
                                                                                     Investment Expense Ratio
                                                 Unit Value ($)/(a)/                   Income      (%)/(d)/    Total Return (%)/(e)/
                                                 -------------------      Net          Ratio    -------------- ---------------------
Sub-accounts                            Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest     Highest
------------                         ----------- ------    -------   --------------  ---------- ------ ------- ------     -------
VALIC Company I International
  Equities Index Fund                477,197,431  1.06       2.02      878,599,042      2.63     0.40   1.85    -7.18      -6.01
VALIC Company I International
  Government Bond Fund                57,426,985  1.01       1.27      171,075,868      1.90     0.40   1.85    -0.49       0.96
VALIC Company I International
  Growth Fund                        181,601,799  1.17       3.01      507,941,781      1.87     0.40   1.85    -5.23      -4.04
VALIC Company I International Value
  Fund                               662,436,645  0.94       1.07      843,021,507      2.03     0.40   1.85   -13.25     -11.99
VALIC Company I Large Cap Core
  Fund                                77,828,281  1.68       2.24      168,547,289      0.92     0.40   1.85    11.19      12.59
VALIC Company I Large Capital
  Growth Fund                        242,825,241  1.36       1.44      414,316,983      0.46     0.40   1.85     9.41      11.00
VALIC Company I Mid Cap Index
  Fund                               181,983,085  1.56       1.70    3,132,716,853      1.09     0.40   1.85     7.41       8.97
VALIC Company I Mid Cap Strategic
  Growth Fund                        138,081,014  1.31       1.35      275,076,835      0.51     0.40   1.85     1.33       2.81
VALIC Company I Nasdaq-100 Index
  Fund                               221,062,156  1.22       1.82      256,140,583      0.71     0.40   1.85    16.51      17.98
VALIC Company I Science &
  Technology Fund                    207,052,424  1.60       1.69      942,200,179      0.12     0.40   1.85    12.33      13.97
VALIC Company I Small Cap
  Aggressive Growth Fund              49,888,671  1.58       2.20      106,181,397      0.00     0.40   1.85     7.89       9.25
VALIC Company I Small Cap Fund        77,943,885  1.56       1.64      359,694,876      0.32     0.40   1.85     2.10       3.59
VALIC Company I Small Cap Index
  Fund                               181,699,697  1.50       1.55    1,051,213,032      1.22     0.40   1.85     2.84       4.34
VALIC Company I Small Cap Special
  Values Fund                        137,726,181  1.50       1.66      222,234,302      0.72     0.40   1.85     5.01       6.33
VALIC Company I Small Mid Growth
  Fund                                74,225,207  1.48       1.68      120,734,464      0.03     0.40   1.85     9.04      10.41
VALIC Company I Stock Index Fund     509,445,145  1.48      72.89    4,217,167,533      1.59     0.33   1.85    12.83      12.91
VALIC Company I Value Fund            51,425,430  1.55       2.12      104,102,132      1.61     0.40   1.85     9.36      10.73
VALIC Company II Aggressive
  Growth Lifestyle Fund              185,272,756  1.37       2.96      515,139,973      0.92     0.15   1.60     2.64       3.94
VALIC Company II Capital
  Appreciation Fund                   25,635,001  1.60       1.74       42,147,910      0.44     0.15   1.60     6.88       8.22
VALIC Company II Conservative
  Growth Lifestyle Fund              123,317,312  1.23       2.81      324,988,114      1.93     0.15   1.60     2.01       3.29
VALIC Company II Core Bond Fund      362,992,296  1.11       1.42      714,083,549      1.90     0.15   1.60     3.77       5.28
VALIC Company II Government
  Money Market II Fund               129,017,658  0.94       1.31      158,687,914      0.01     0.15   1.60    -1.58      -0.34
VALIC Company II High Yield Bond
  Fund                               136,270,181  1.21       2.66      338,332,083      4.88     0.15   1.60     1.22       2.49
VALIC Company II International
  Opportunities Fund                 264,766,357  1.06       2.19      546,227,759      1.27     0.15   1.60    -6.72      -5.54
VALIC Company II Large Cap Value
  Fund                                70,147,074  1.57       2.96      194,385,587      1.12     0.15   1.60     8.98      10.35
VALIC Company II Mid Cap Growth
  Fund                                70,016,818  1.33       1.99      131,202,478      0.07     0.15   1.60     0.59       1.85
VALIC Company II Mid Cap Value
  Fund                               167,438,142  1.49       1.50      866,424,764      0.30     0.15   1.60     5.03       6.56
VALIC Company II Moderate Growth
  Lifestyle Fund                     281,014,873  1.31       3.02      796,885,588      1.29     0.15   1.60     2.61       3.91
VALIC Company II Small Cap
  Growth Fund                         34,657,295  1.49       2.83       92,186,389      0.00     0.15   1.60    -1.57      -0.33
VALIC Company II Small Cap Value
  Fund                               147,595,203  1.43       1.52      531,491,117      0.90     0.15   1.60     3.87       5.38
VALIC Company II Socially
  Responsible Fund                   287,490,736  1.71       2.65      716,042,859      1.30     0.15   1.60    13.70      15.13
VALIC Company II Strategic Bond
  Fund                               227,800,046  1.15       2.86      607,548,162      3.69     0.15   1.60     2.30       3.58
Vanguard LifeStrategy Conservative
  Growth Fund Investor Shares         42,734,912  1.19       2.10       84,501,450      2.14     0.65   2.10     4.73       6.05
Vanguard LifeStrategy Growth Fund
  Investor Shares                     99,085,412  1.33       2.30      214,115,498      2.13     0.65   2.10     4.95       6.27
Vanguard LifeStrategy Moderate
  Growth Fund Investor Shares        106,092,172  1.27       2.25      224,613,412      2.11     0.65   2.10     4.85       6.16
Vanguard Long-Term Investment-
  Grade Fund Investor Shares         100,256,578  1.35       1.76      329,543,706      4.29     0.40   1.85    16.00      17.69
Vanguard Long-Term Treasury Fund
  Investor Shares                     79,135,119  1.35       1.73      264,756,446      3.07     0.40   1.85    22.98      24.77
Vanguard Wellington Fund Investor
  Shares                             475,391,229  1.41       1.52    1,830,151,862      2.53     0.65   2.10     7.54       9.11
Vanguard Windsor II Fund Investor
  Shares                             501,441,264  1.37       1.60    1,845,782,701      2.22     0.65   2.10     8.85      10.44

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. SUBSEQUENT EVENTS

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 22, 2019, the date the financial statements were issued, and has determined that no additional items require disclosure.

The Variable Annuity Life
Insurance Company
Audited Statutory Financial Statements
At December 31, 2018 and 2017 and
for each of the three years ended December 31, 2018

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

TABLE OF CONTENTS TO AUDITED STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL INFORMATION

                                                                                                                           Page
                                                                                                                           ----
STATUTORY FINANCIAL STATEMENTS
Independent Auditor's Report..............................................................................................   2
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2018 and 2017................   4
Statutory Statements of Operations for the Years Ended December 31, 2018, 2017 and 2016...................................   6
Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2018, 2017 and 2016...............   7
Statutory Statements of Cash Flows for the Years Ended December 31, 2018, 2017 and 2016...................................   8

NOTES TO STATUTORY FINANCIAL STATEMENTS
1.   Nature of Operations.................................................................................................   9
2.   Summary of Significant Accounting Policies...........................................................................   9
3.   Investments..........................................................................................................  20
4.   Securities Lending and Repurchase Agreements.........................................................................  28
5.   Restricted Assets....................................................................................................  31
6.   Subprime Mortgage Risk Exposure......................................................................................  31
7.   Derivatives..........................................................................................................  32
8.   Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of
     Credit Risk..........................................................................................................  35
9.   Fair Value Measurements..............................................................................................  35
10.  Aggregate Policy Reserves and Deposit Fund Liabilities...............................................................  41
11.  Separate Accounts....................................................................................................  41
12.  Reserves for Guaranteed Policy Benefits and Enhancements.............................................................  43
13.  Reinsurance..........................................................................................................  44
14.  Federal Income Taxes.................................................................................................  46
15.  Capital and Surplus..................................................................................................  52
16.  Retirement Plans and Share-Based and Deferred Compensation Plans.....................................................  52
17.  Debt.................................................................................................................  53
18.  Commitments and Contingencies........................................................................................  54
19.  Related Party Transactions...........................................................................................  56
20.  Subsequent Events....................................................................................................  60
21   Loan-Backed and Structured Security Impairments and Structured Notes Holdings........................................  61

SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities...........................................................................  64
Supplemental Investment Risks Interrogatories.............................................................................  66
Supplemental Summary Investment Schedule..................................................................................  72

                        Report of Independent Auditors

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company

We have audited the accompanying statutory financial statements of The Variable Annuity Life Insurance Company (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc., which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplemental Schedule of Assets and Liabilities, Supplemental Investment Risks Interrogatories and Supplemental Summary Investment Schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 22, 2019

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

                                                                December 31,
                                                               ---------------
 (in millions)                                                  2018    2017
 -------------                                                 ------- -------
 Admitted assets
    Cash and investments
        Bonds................................................. $35,775 $35,608
        Preferred stock.......................................      41      39
        Common stock..........................................      21      76
        Cash, cash equivalents and short-term investments.....     189     135
        Mortgage loans........................................   6,601   5,821
        Real estate...........................................      29      42
        Contract loans........................................     609     653
        Derivatives...........................................     213     216
        Securities lending reinvested collateral assets.......     354     160
        Other invested assets.................................     962   1,528
                                                               ------- -------
    Total cash and investments................................  44,794  44,278
    Amounts receivable under reinsurance contracts............     123       2
    Deferred tax asset........................................      49      59
    Due and accrued investment income.........................     618     458
    Receivables from affiliates...............................     166     264
    Other assets..............................................     213      29
    Separate account assets...................................  32,491  36,575
                                                               ------- -------
 Total admitted assets........................................ $78,454 $81,665
                                                               ======= =======

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

                                                                    December 31,
                                                                  ----------------
(in millions, except per share data)                                2018     2017
------------------------------------                              -------  -------
Liabilities
   Policy reserves and contractual liabilities
       Life and annuity reserves................................. $36,339  $35,802
       Liabilities for deposit-type contracts....................   5,238    4,917
                                                                  -------  -------
   Total policy reserves and contractual liabilities.............  41,577   40,719
   Payable to affiliates.........................................      76       70
   Interest maintenance reserve..................................      83      133
   Amounts withheld or retained by Company as agent or trustee
     and held for agents' account................................      27       25
   Federal income taxes payable..................................      57       16
   Payable for securities lending................................     359      247
   Repurchase agreements.........................................      39      222
   Collateral for derivatives program............................     181      272
   Accrued expenses and other liabilities........................     220       78
   Net transfers to (from) separate accounts due or accrued......     114      (18)
   Asset valuation reserve.......................................     541      526
   Separate account liabilities..................................  32,491   36,575
                                                                  -------  -------
Total liabilities................................................  75,765   78,865
                                                                  -------  -------
Commitments and contingencies (see Note 18)

Capital and surplus
   Common stock, $1 par value; 5,000,000 shares authorized;
     3,575,000 issued and outstanding............................       4        4
   Other than special deficit funds..............................      (3)      (3)
   Gross paid-in and contributed surplus.........................   2,263    2,263
   Unassigned surplus............................................     425      536
                                                                  -------  -------
Total capital and surplus........................................   2,689    2,800
                                                                  -------  -------
Total liabilities and capital and surplus........................ $78,454  $81,665
                                                                  =======  =======

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS

                                                         Years Ended December 31,
                                                        -------------------------
(in millions)                                             2018     2017     2016
-------------                                           -------  -------  -------
Revenues
   Premiums and annuity considerations................. $ 4,617  $ 4,203  $ 4,636
   Net investment income...............................   2,189    2,080    2,085
   Amortization of interest maintenance reserve........      33       26       24
   Reserve adjustments on reinsurance ceded............     499       --       --
   Commissions and expense allowances..................       1       --       --
   Separate account fees...............................     363      350      320
   Other income........................................     243      230      216
                                                        -------  -------  -------
Total revenues.........................................   7,945    6,889    7,281
                                                        -------  -------  -------
Benefits and expenses
   Annuity benefits....................................     538      535      519
   Surrender benefits..................................   6,448    5,700    5,426
   Other benefits......................................     103      156      149
   Change in reserves..................................     537      507    1,404
   Commissions.........................................     182      164      173
   General insurance expenses..........................     333      265      280
   Net transfers from separate accounts................  (1,200)  (1,513)  (1,549)
   Other expenses......................................     119      117      108
                                                        -------  -------  -------
Total benefits and expenses............................   7,060    5,931    6,510
                                                        -------  -------  -------
Net gain from operations before federal income taxes...     885      958      771
Federal income tax expense.............................     189      218      130
                                                        -------  -------  -------
Net gain from operations...............................     696      740      641
Net realized capital (losses) gains....................     (14)    (100)     117
                                                        -------  -------  -------
Net income............................................. $   682  $   640  $   758
                                                        =======  =======  =======

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                 Other
                                                                 Than
                                                                Special     Gross                Total
                                                                Surplus  Paid-In and            Capital
                                                        Common (Deficit) Contributed Unassigned   and
(in millions)                                           Stock    Funds     Surplus    Surplus   Surplus
-------------                                           ------ --------- ----------- ---------- -------
Balance, January 1, 2016...............................  $ 4      $(3)     $2,699      $  23    $2,723
                                                         ---      ---      ------      -----    ------
   Net income..........................................   --       --          --        758       758
   Change in net unrealized capital gains (losses).....   --       --          --       (248)     (248)
   Change in net unrealized foreign exchange capital
     gains (losses)....................................   --       --          --        (66)      (66)
   Change in deferred tax..............................   --       --          --        (58)      (58)
   Change in non-admitted assets.......................   --       --          --        (91)      (91)
   Change in asset valuation reserve...................   --       --          --        146       146
   Change in surplus from separate accounts............   --       --          --         52        52
   Return of capital...................................   --       --        (413)        --      (413)
   Dividends to stockholder............................   --       --          --       (411)     (411)
   Prior period corrections (see Note 2)...............   --       --          --         (4)       (4)
                                                         ---      ---      ------      -----    ------
Balance, December 31, 2016.............................  $ 4      $(3)     $2,286      $ 101    $2,388
                                                         ===      ===      ======      =====    ======
   Net income..........................................   --       --          --        640       640
   Change in net unrealized capital gains (losses).....   --       --          --         (8)       (8)
   Change in net unrealized foreign exchange capital
     gains (losses)....................................   --       --          --         88        88
   Change in deferred tax..............................   --       --          --       (255)     (255)
   Change in non-admitted assets.......................   --       --          --        234       234
   Change in reserve on account of change in valuation
     basis.............................................   --       --          --         (5)       (5)
   Change in asset valuation reserve...................   --       --          --         28        28
   Change in surplus from separate accounts............   --       --          --          4         4
   Other changes in surplus in separate accounts.......   --       --          --         (4)       (4)
   Dividends to stockholder............................   --       --          --       (346)     (346)
   Return of capital...................................   --       --         (23)        --       (23)
   Prior period corrections (see Note 2)...............   --       --          --         73        73
   Other changes.......................................   --       --          --        (14)      (14)
                                                         ---      ---      ------      -----    ------
Balance, December 31, 2017.............................  $ 4      $(3)     $2,263      $ 536    $2,800
                                                         ===      ===      ======      =====    ======
   Net income..........................................   --       --          --        682       682
   Change in net unrealized capital gains (losses).....   --       --          --         41        41
   Change in net unrealized foreign exchange capital
     gains (losses)....................................   --       --          --        (73)      (73)
   Change in deferred tax..............................   --       --          --        (16)      (16)
   Change in non-admitted assets.......................   --       --          --        (81)      (81)
   Change in asset valuation reserve...................   --       --          --        (15)      (15)
   Change in surplus from separate accounts............   --       --          --         --        --
   Other changes in surplus in separate accounts.......   --       --          --         --        --
   Dividends to stockholder............................   --       --          --       (649)     (649)
                                                         ---      ---      ------      -----    ------
Balance, December 31, 2018.............................  $ 4      $(3)     $2,263      $ 425    $2,689
                                                         ===      ===      ======      =====    ======

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS

                                                             Years Ended December 31,
                                                            -------------------------
(in millions)                                                 2018     2017     2016
-------------                                               -------  -------  -------
Cash from operations
   Premium and annuity considerations, collected, net
     of reinsurance........................................ $ 5,209  $ 4,203  $ 4,636
   Net investment income...................................   1,861    1,849    1,900
   Other income............................................     526      576      536
                                                            -------  -------  -------
   Total revenue received..................................   7,596    6,628    7,072
                                                            -------  -------  -------
   Benefits paid...........................................   7,210    6,386    5,987
   Net transfers from separate accounts....................  (1,332)  (1,518)  (1,635)
   Commissions and expenses paid...........................     635      554      554
   Federal income taxes....................................     139      240      158
                                                            -------  -------  -------
   Total benefits and expenses paid........................   6,652    5,662    5,065
                                                            -------  -------  -------
Net cash provided by operations............................     944      966    2,008
                                                            =======  =======  =======
Cash from investments
   Proceeds from investments sold, matured or repaid:
       Bonds...............................................   8,272    9,315    7,452
       Stocks..............................................       1        1       21
       Mortgage loans......................................     467    1,303      684
       Real estate.........................................      --       27       35
       Other invested assets...............................     869    3,306    3,496
       Miscellaneous proceeds..............................     203      112      (22)
                                                            -------  -------  -------
   Total proceeds from investments sold, matured or
     repaid................................................   9,812   14,064   11,666
                                                            -------  -------  -------
   Cost of investments acquired:
       Bonds...............................................   8,425    9,441    9,598
       Stocks..............................................       9        4        6
       Mortgage loans......................................   1,301    2,054    1,056
       Real estate.........................................      --       38       76
       Other invested assets...............................     478    3,195    2,624
       Securities lending reinvested collateral assets.....      --       --       77
       Miscellaneous purchases.............................       6       78      211
                                                            -------  -------  -------
   Total cost of investments acquired......................  10,219   14,810   13,648
                                                            -------  -------  -------
   Net adjustment in contract loans........................     (44)     (30)     (40)
                                                            -------  -------  -------
Net cash used in investing activities......................    (363)    (716)  (1,942)
                                                            =======  =======  =======
Cash from financing and miscellaneous sources
   Cash provided (applied):
       Return of capital...................................      --      (23)    (140)
       Net deposits on deposit-type contracts..............     264      146      274
       Dividends to Parent.................................    (649)    (346)    (335)
       Change in securities lending payable................     112        2       76
       Other, net..........................................    (254)     (36)     148
                                                            -------  -------  -------
Net cash (used) provided in financing and
  miscellaneous activities.................................    (527)    (257)      23
                                                            =======  =======  =======
Net increase (decrease) in cash, cash equivalents and
  short-term investments...................................      54       (7)      89
Cash, cash equivalents and short-term investments at
  beginning of year........................................     135      142       53
                                                            -------  -------  -------
Cash, cash equivalents and short-term investments at
  end of year.............................................. $   189  $   135  $   142
                                                            =======  =======  =======
Non-cash investing/financing activities, excluded from
  above:
   Non-cash dividends and return of capital
     distributed to Parent................................. $    --  $    --  $  (349)
   Non-cash transfer from Other Invested Assets to
     Mortgage Loans........................................      --      525       --
   Non-cash AIG Global Real Estate transactions............     178       --       --
   Non-cash Investment Real Estate sale....................      59       --       --
   Non-cash Fortitude Re settlement........................      12       --       --

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The Variable Annuity Life Insurance Company (VALIC or the Company) is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), which is an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). AIG Parent is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. The term "AIG Parent" means American International Group, Inc. and not any of its consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 50 states and the District of Columbia.

The Company is a leading provider of defined contribution retirement savings plans sponsored by education, not-for-profit and government organizations. Primary products include fixed and variable annuities, and mutual funds and plan administrative and compliance services. The Company utilizes career financial advisors and independent financial advisors to provide retirement plan participants with enrollment support and comprehensive financial planning services. No annual annuity deposits for any individual advisor in 2018 or 2017 represented more than 10 percent of total annuity deposits.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company's portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company's exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

In February 2018, VALIC and its U.S. life insurance company affiliates, American General Life Insurance Company (AGL) and The United States Life Insurance Company in the City of New York (USL) each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Please refer to Note 13 - Reinsurance for further details relating to this agreement.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

Effective December 31, 2017, VALIC received approval from the TDI to apply a permitted practice in its 2017 Annual Statement and subsequent reporting periods through September 30, 2019, or any earlier date relative to changes in the SAP framework that addresses this issue. The permitted practice allows VALIC to use the criteria established in Actuarial Guideline 43, instead of the criteria established in Statement of Statutory Accounting Principles (SSAP)
No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions" to determine if a hedge is effective for certain interest rate swaps and swaptions that are used to hedge guaranteed minimum withdrawal benefits. Thus, specific interest rate swaps and swaptions that VALIC determined are effective hedges were reported at amortized cost, pursuant to the accounting guidance set forth in SSAP 86. Upon adoption, the effect of the original permitted practice was reported as a change in accounting principle, consistent with SSAP No. 3, "Accounting Changes and Corrections of Errors" as of January 1, 2017 and decreased surplus by $12 million.

The Insurance Commissioner of State of Texas has the right to permit other specific practices that deviate from prescribed practices.

The following table presents a reconciliation of the Company's net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

                                                                      December 31,
                                                                     --------------
(in millions)                                                  SSAP#  2018    2017
-------------                                                  ----- ------  ------
NET INCOME
State basis...................................................       $  682  $  640
State permitted practices that increase (decrease) NAIC SAP:
   Effective interest rate hedges - NII.......................  86       --       6
   Effective interest rate hedges - RG(L).....................            3      (3)
State prescribed practices that increase (decrease) NAIC SAP:
                                                                     ------  ------
Net income, NAIC SAP..........................................       $  685  $  643
                                                                     ======  ======
SURPLUS
State basis...................................................       $2,689  $2,800
State permitted practices that increase (decrease) NAIC SAP:
   Effective interest rate hedges.............................  86      (35)     23
State prescribed practices that increase (decrease) NAIC SAP:
                                                                     ------  ------
Statutory capital and surplus, NAIC SAP.......................       $2,654  $2,823
                                                                     ======  ======

In the event VALIC had not employed any or all of these permitted and prescribed practices, VALIC's risk-based capital (RBC) would not have triggered a regulatory event.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

..  application of other-than-temporary impairments (OTTI);

.. estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

..  fair value measurements of certain financial assets; and

..  policy reserves for life and annuity, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's Statutory

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes generally impacting the Company in tax years beginning January 1, 2018. As of December 31, 2018, the Company has fully completed its accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance. The Company does not believe such revisions would have a material impact on statutory capital and surplus.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of "6" or "6*". Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC's Investment Analysis Office (IAO) receive a "6*" designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a "6*" designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that
(1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities
(CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Risk-based capital (RBC) charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. The final NAIC designation for most RMBS and CMBS is determined by financial modeling conducted by BlackRock. RMBS and CMBS that are not financially modeled, primarily due to a lack of publicly available information and most remaining LBaSS are subject to a modified designation based on an NAIC matrix and the Company's statement value for the security. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the NAIC's IAO, interest only securities, and those securities with an original NAIC designation of 5, 5*, 6 or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to a modified designation or financial modeling.

Short sale is the sale of a security which is not owned by the company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 "Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Preferred stocks with NAIC designations of "1" through "3" are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Hedge accounting was not used for any derivative instruments in 2018, except as allowed under the permitted practice described above related to certain hedges beginning 2017.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of
(a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs, prepaid expenses, electronic data processing (EDP) equipment assets, agents' balances or other receivables over 90 days. Non-admitted assets amounted to $519 million and $438 million at December 31, 2018 and 2017, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43).

Policy reserves are established according to different methods.

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves.
$114 million in cash flow testing reserves were held at December 31, 2018.

A majority of the Company's variable annuity products are issued with a guaranteed minimum death benefit (GMDB), which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of: (1) the contract holder's account value or (2) a GMDB, which varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3 percent per annum (subject to certain caps). Death benefits on GMDB policies reduce on a proportional basis when a partial withdrawal occurs. This applies to all contracts issued in states where the proportional GMDB is

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

approved except where precluded by contract for a very limited number of groups. Prior to December 2003, the Company sold variable annuity contracts containing a GMDB where the death benefits reduce on a dollar-for-dollar basis when a partial withdrawal occurs.

The guaranteed minimum withdrawal benefit (GMWB) is a feature the Company offers on certain variable annuity products. If available and elected by the contract holder at time of issuance and depending on the provisions of the feature elected, this feature provides a guaranteed annual stream of income payments for life or other specified period, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and/or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided.

In addition, the Company is a reinsurer for the guaranteed minimum income benefit (GMIB), GMWB and GMDB on certain variable annuities issued in Japan by MetLife Insurance K.K. (MetLife in Japan). The GMIB is an optional feature that guarantees that the income benefit upon annuitization will not be less than the guaranteed income benefit even if the accumulation value of the contract falls to zero. New business under these reinsurance agreements was no longer accepted after March 31, 2009.

All direct and assumed GMIB, GMWB and GMDB benefits are included in the calculation of the policy reserves for variable annuities pursuant to AG 43.

AG 43 requires the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with guaranteed death and living benefits. These reserves are derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and are based on prudent estimate assumptions. In addition, a deterministic valuation is also performed using assumptions prescribed in AG 43. The greater of these two reserve balances is the AG 43 reserve.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG Parent, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG Parent. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

There were no new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

There was no correction of errors related to prior period in 2018.

In 2017, certain prior year errors were identified and corrected, which increased unassigned surplus by $73 million on a pre-tax basis or $48 million after tax. The most significant of these were decreases in reserves for fixed index annuities.

There was no correction of errors related to prior period in 2016.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and preferred stocks are generally reported at amortized cost. However, if bonds are designated category "6" and preferred stocks are designated categories "4 - 6" by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan's original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings in 2018 for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company's election. Prior to 2018, equity securities designated as available-for-sale were carried at fair value with changes in fair value recorded through other comprehensive income.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer's occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries' financial statements are combined with the parent company's financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company's investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs
(DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as "non-admitted," principally any negative IMR, agents' balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management's estimates and judgment.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer's best estimates of interest rates are used.

Under SAP, the Commissioners' Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include
1) each

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

                                                  Gross      Gross
                                      Statement Unrealized Unrealized  Fair
  (in millions)                         Value     Gains      Losses    Value
  -------------                       --------- ---------- ---------- -------
  December 31, 2018
  Bonds:
     U.S. government obligations.....  $   631    $   56     $  (9)   $   678
     All other governments...........    1,197        16       (40)     1,173
     States, territories and
       possessions...................      278         5        (5)       278
     Political subdivisions of
       states, territories and
       possessions...................      168        12        (1)       179
     Special revenue.................    3,706        70       (86)     3,690
     Industrial and miscellaneous....   29,691       824      (671)    29,844
     Hybrid securities...............      104         4        (1)       107
     Parent, subsidiaries and
       affiliates....................       --        --        --         --
                                       -------    ------     -----    -------
  Total bonds........................   35,775       987      (813)    35,949
                                       -------    ------     -----    -------
     Preferred stock.................       41         5        --         46
     Common stock/*/.................       21        --        --         21
                                       -------    ------     -----    -------
  Total equity securities............       62         5        --         67
                                       -------    ------     -----    -------
  Total..............................  $35,837    $  992     $(813)   $36,016
                                       =======    ======     =====    =======
  December 31, 2017
  Bonds:
     U.S. government obligations.....  $   652    $   72     $  (6)   $   718
     All other governments...........    1,084        49        (7)     1,126
     States, territories and
       possessions...................      293        16        --        309
     Political subdivisions of
       states, territories and
       possessions...................      157        21        --        178
     Special revenue.................    3,758       116       (43)     3,831
     Industrial and miscellaneous....   27,119     1,254      (196)    28,177
     Hybrid securities...............       74        10        --         84
     Parent, subsidiaries and
       affiliates....................    2,471       244        --      2,715
                                       -------    ------     -----    -------
  Total bonds........................   35,608     1,782      (252)    37,138
                                       -------    ------     -----    -------
     Preferred stock.................       39         6        --         45
     Common stock/*/.................       76        --        --         76
                                       -------    ------     -----    -------
  Total equity securities............      115         6        --        121
                                       -------    ------     -----    -------
  Total..............................  $35,723    $1,788     $(252)   $37,259
                                       =======    ======     =====    =======

* At December 31, 2018, the Company had no net investments in the common stock of affiliates. At December 31, 2017, the Company held $63 million of investments in affiliates.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                        Less than 12 Months 12 Months or More       Total
                                                        ------------------  ----------------  -----------------
                                                                  Gross              Gross              Gross
                                                        Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
(in millions)                                           Value     Losses    Value    Losses    Value    Losses
-------------                                           ------  ----------  ------ ---------- ------- ----------
December 31, 2018
Bonds:
   U.S. government obligations......................... $    1    $  --     $  139   $  (9)   $   140   $  (9)
   All other governments...............................    515      (16)       296     (24)       811     (40)
   States, territories and possessions.................    168       (5)        21      --        189      (5)
   Political subdivisions of states, territories and
     possessions.......................................     23       --         14      (1)        37      (1)
   Special revenue.....................................    468      (11)     1,540     (74)     2,008     (85)
   Industrial and miscellaneous........................  8,063     (304)     5,608    (373)    13,671    (677)
   Hybrid securities...................................     28       (1)         8      (1)        36      (2)
   Parent, subsidiaries and affiliates.................     --       --         --      --         --      --
                                                        ------    -----     ------   -----    -------   -----
Total bonds............................................  9,266     (337)     7,626    (482)    16,892    (819)
                                                        ======    =====     ======   =====    =======   =====
   Preferred stock.....................................     --       --         --      --         --      --
   Common stock........................................      1       --         --      --          1      --
                                                        ------    -----     ------   -----    -------   -----
Total equity securities................................      1       --         --      --          1      --
                                                        ------    -----     ------   -----    -------   -----
Total.................................................. $9,267    $(337)    $7,626   $(482)   $16,893   $(819)
                                                        ======    =====     ======   =====    =======   =====
December 31, 2017
Bonds:
   U.S. government obligations......................... $   60    $  (1)    $   96   $  (5)   $   156   $  (6)
   All other governments...............................    127       (2)       115      (5)       242      (7)
   States, territories and possessions.................      1       --         --      --          1      --
   Political subdivisions of states, territories and
     possessions.......................................     10       --          1      --         11      --
   Special revenue.....................................    618       (5)     1,099     (38)     1,717     (43)
   Industrial and miscellaneous........................  3,618      (88)     2,636    (108)     6,254    (196)
   Hybrid securities...................................      5       --          7      --         12      --
   Parent, subsidiaries and affiliates.................    246       --         --      --        246      --
                                                        ------    -----     ------   -----    -------   -----
Total bonds............................................  4,685      (96)     3,954    (156)     8,639    (252)
                                                        ======    =====     ======   =====    =======   =====
   Preferred stock.....................................     --       --         --      --         --      --
   Common stock........................................     --       --         --      (8)        --      (8)
                                                        ------    -----     ------   -----    -------   -----
Total equity securities................................     --       --         --      (8)        --      (8)
                                                        ------    -----     ------   -----    -------   -----
Total.................................................. $4,685    $ (96)    $3,954   $(164)   $ 8,639   $(260)
                                                        ======    =====     ======   =====    =======   =====

As of December 31, 2018 and 2017, the number of bonds and equity securities in an unrealized loss position was 2,181 and 1,204, respectively. Bonds comprised 2,177 of the total of which 799 were in a continuous loss position greater than 12 months at December 31, 2018. Bonds comprised 1,195 of the total of which 384 were in a continuous loss position greater than 12 months at December 31, 2017.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2018 and 2017, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

                                                      Statement  Fair
        (in millions)                                   Value    Value
        -------------                                 --------- -------
        December 31, 2018
        Due in one year or less......................  $   555  $   559
        Due after one year through five years........    5,323    5,346
        Due after five years through ten years.......    8,388    8,237
        Due after ten years..........................    7,400    7,219
        LBaSS........................................   14,133   14,612
                                                       -------  -------
        Total........................................  $35,799  $35,973
                                                       =======  =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $83 million and $96 million at December 31, 2018 and 2017, respectively which is the fair value. At December 31, 2018 and 2017, the Company had no income excluded from due and accrued for bonds.

At December 31, 2018, the Company's bond portfolio included bonds totaling
$2.6 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 6 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries. At December 31, 2017, the Company's bond portfolio included bonds totaling $1.9 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 2 percent of the Company's total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 14 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

                                                         December 31,
                                                         ----------
                                                         2018   2017
                                                         ----   ----
           Consumer cyclical............................ 22.3%  15.1%
           Consumer Noncyclical......................... 19.6   18.3
           Energy....................................... 12.4   13.2

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company's ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management's judgments.

The following table presents the statement value and fair value of LBaSS:

                                              December 31, 2018 December 31, 2017
                                              ----------------- -----------------
                                              Statement  Fair   Statement  Fair
(in millions)                                   Value    Value    Value    Value
-------------                                 --------- ------- --------- -------
Loan-backed and structured securities........  $14,133  $14,612  $16,359  $17,201
                                               =======  =======  =======  =======

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


At December 31, 2018 and 2017, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2018 and 2017, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2018, 2017 and 2016, the Company recognized total OTTI of $15 million, $17 million and $37 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2018 and 2017, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

                       Less than 12 Months 12 Months or More       Total
                       ------------------  ----------------  ----------------
                                 Gross              Gross             Gross
                       Fair    Unrealized  Fair   Unrealized Fair   Unrealized
    (in millions)      Value     Losses    Value    Losses   Value    Losses
    -------------      ------  ----------  ------ ---------- ------ ----------
    December 31, 2018
       LBaSS.......... $2,266     $(41)    $2,860   $(129)   $5,126   $(170)
    December 31, 2017
       LBaSS.......... $2,248     $(18)    $2,080   $ (77)   $4,328   $ (95)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for
LBaSS:

                                                                                      December 31,
                                                                                      ------------
(in millions)                                                                         2018   2017
-------------                                                                         ----   ----
Balance, beginning of year........................................................... $529   $512
Increases due to:
   Credit impairment on new securities subject to impairment losses..................    6      6
   Additional credit impairment on previously impaired investments...................    9     11
Reduction due to:
   Credit impaired securities fully disposed for which there was no prior intent or
     requirement to sell.............................................................  115     --
                                                                                       ----  ----
Balance, end of year................................................................. $429   $529
                                                                                       ====  ====

See Note 21 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company's structured notes holding at December 31, 2018.

Mortgage Loans

Mortgage loans had outstanding principal balances of $6.7 billion and $5.9 billion at December 31, 2018 and 2017, respectively. Contractual interest rates range from 2.05 percent to 8.55 percent. The mortgage loans at December 31, 2018 had maturity dates ranging from 2019 to 2055.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company's mortgage loan portfolio:

                                                December 31,
                                                ------------
                                                 2018   2017
                                                -----  -----
                   Geographic distribution:
                      Mid-Atlantic.............  29.6%  29.8%
                      Pacific..................  20.8   23.3
                      Foreign..................  13.6    9.1
                      South Atlantic...........  12.8   12.5
                      West South Central.......   6.3    6.5
                      East North Central.......   6.2    6.6
                      New England..............   6.1    7.0
                      Mountain.................   3.6    4.2
                      East South Central.......   0.7    0.7
                      West North Central.......   0.3    0.3
                                                -----  -----
                   Total....................... 100.0% 100.0%
                                                =====  =====
                   Property type distribution:
                      Multi-family.............  29.5%  26.7%
                      Office...................  26.7   27.4
                      Retail...................  19.4   21.3
                      Hotel/Motel..............   9.4    9.1
                      Industrial...............   5.5    4.0
                      Other....................   9.5   11.5
                                                -----  -----
                   Total....................... 100.0% 100.0%
                                                =====  =====

At December 31, 2018, there were 106 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately
70 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2018 and 2017:

                                   Years Ended December 31,
                                ------------------------------
                                     2018            2017
                                --------------  --------------
                 (in millions)  Maximum Minimum Maximum Minimum
                 -------------  ------- ------- ------- -------
                 Multi-family..  5.68%   2.05%   5.40%   2.10%
                 Retail........  5.48    3.82    4.92    3.70
                 Office........  5.10    3.66    5.43    3.69
                 Hotel.........  4.80    4.40    5.24    4.16
                 Industrial....  2.11    2.11    4.62    3.70
                 Other.........  5.51    2.10    5.00    2.88

The Company did not reduce any interest rates during 2018 and 2017.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was
95.0 percent and 95.0 percent in 2018 and 2017, respectively.

At December 31, 2018, the Company held no impaired mortgages with or without related allowances for credit losses. At December 31, 2017, the Company held $25 million in impaired mortgages with $4 million of related allowances for credit losses and $21 million in impaired loans without a related allowance. The Company's average recorded investment in impaired loans was $19 million and $98 million, at December 31, 2018 and 2017, respectively. The Company recognized no interest income for 2018, and recognized $2 million and $11 million in 2017 and 2016, respectively. The Company recognizes interest income on its impaired mortgage loans upon receipt.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

                                                             December 31,
                                                            --------------
    (in millions)                                           2018 2017 2016
    -------------                                           ---- ---- ----
    Balance, beginning of year............................. $43  $44  $ 51
       Additions (reductions) charged to unrealized
         capital loss......................................   6    5     4
       Direct write-downs charged against allowance........  --   (6)  (11)
                                                            ---  ---  ----
    Balance, end of year................................... $49  $43  $ 44
                                                            ===  ===  ====

During 2018, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

                                                      December 31,
                                                      -------------
             (in millions)                             2018   2017
             -------------                            ------ ------
             Current................................. $6,600 $5,814
             30 - 59 days past due...................      1      2
             60 - 89 days past due...................     --      3
             90 - 179 days past due..................     --      2
                                                      ------ ------
             Total................................... $6,601 $5,821
                                                      ====== ======

At December 31, 2018 and 2017, the Company had mortgage loans outstanding under participant or co-lender agreements of $4.9 billion and $4.1 billion, respectively.

In addition, the Company had no restuructued loans for 2018 and $25 million in restructured loans at December 31, 2017.

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2018 and 2017. In 2018, the Company had no outstanding commitment to debtors that hold loans with restructured terms. In 2017, the Company had an outstanding commitment of $2 million to debtors that hold loans with restructured terms.

Real Estate

The following table presents the components of the Company's investment in real estate:

                                                          December 31,
                                                          ------------
            (in millions)                                 2018   2017
            -------------                                 ----   ----
            Properties occupied by the Company........... $ 4    $ 4
            Properties held for production of income.....  --     38
            Properties held for sale.....................  25     --
                                                          ---    ---
            Total........................................ $29    $42
                                                          ===    ===

In 2018, the Company recognized no gains or losses on the sale of real estate property, while in 2017 and 2016, the Company recognized $10 million and $24 million in gains on the sale of real estate property respectively. The Company recognized $12 million in impairment write-downs for during 2018. The Company did not recognize any impairment write-downs for its investments in real estate during 2017 and 2016.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Other Invested Assets

The following table presents the components of the Company's other invested assets:

                                                        December 31,
                                                        ------------
          (in millions)                                 2018   2017
          -------------                                 ----  ------
          Investments in limited liability companies... $328  $  676
          Investments in limited partnerships..........  372     540
          Other unaffiliated investments...............  191      73
          Receivable for securities....................   79     251
          Initial margin for futures...................    4      19
          Non-admitted assets..........................  (12)    (31)
                                                        ----  ------
          Total........................................ $962  $1,528
                                                        ====  ======

The Company utilizes the look-through approach in valuing its investments in affiliated real estate investments which had an aggregate value of $225 million at December 31, 2018. The financial statements for the related holding companies are not audited and the Company has limited the value of its investment in these holding companies to the value contained in the audited financial statements of the lower tier entities owned by each of the respective intermediate holding company entities including adjustments of SCA entities and/or non-SCA entities. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures and partnerships of $19 million, $30 million and $26 million during 2018, 2017 and 2016, respectively.

Net Investment Income

The following table presents the components of net investment income:

                                              Years ended December 31,
                                              ----------------------
          (in millions)                        2018     2017    2016
          -------------                       ------   ------  ------
          Bonds.............................. $1,767   $1,585  $1,512
          Preferred stocks...................      2        2       3
          Cash and short-term investments....      2        1      --
          Mortgage loans.....................    296      255     232
          Real estate........................      8        5       6
          Contract loans.....................     31       33      35
          Derivatives........................     56      (24)     62
          Investment income from affiliates..     36      212     220
          Other invested assets..............     61       82      91
                                              ------   ------  ------
          Gross investment income............  2,259    2,151   2,161
          Investment expenses................    (70)     (71)    (76)
                                              ------   ------  ------
          Net investment income.............. $2,189   $2,080  $2,085
                                              ======   ======  ======

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

                                                   Years Ended December 31,
                                                   -----------------------
          (in millions)                            2018     2017     2016
          -------------                            ----     -----   -----
          Bonds................................... $(64)   $ (26)   $(104)
          Cash and short-term investments.........    2       (7)       5
          Mortgage loans..........................  (13)      (8)      (7)
          Real estate.............................  (12)      10       24
          Derivatives.............................   37      (93)     (51)
          Other invested assets...................   10      (13)     266
                                                    ----    -----   -----
          Realized capital (losses) gains.........  (40)    (137)     133
          Federal income tax benefit (expense)....    8       48      (46)
          Net losses (gains) transferred to IMR...   18      (11)      30
                                                    ----    -----   -----
          Net realized capital (losses) gains..... $(14)   $(100)   $ 117
                                                    ====    =====   =====

During 2018, 2017 and 2016, the Company recognized $44 million, $44 million and $74 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

                                                 Years Ended December 31,
                                                 ----------------------
        (in millions)                             2018     2017    2016
        -------------                            ------   ------  ------
        Proceeds................................ $3,323   $2,493  $3,421
                                                 ------   ------  ------
        Gross realized capital gains............ $   35   $   67  $  122
        Gross realized capital losses...........    (60)     (26)   (129)
                                                 ------   ------  ------
        Net realized capital (losses) gains..... $  (25)  $   41  $   (7)
                                                 ======   ======  ======

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

                                                 Years Ended December 31,
                                                 -----------------------
             (in millions)                       2018    2017     2016
             -------------                       ----    ----     -----
             Bonds.............................. $(72)   $112    $ (40)
             Preferred and common stocks........   25      (2)       4
             Mortgage loans.....................  (45)     47      (51)
             Derivatives........................   80     (70)     (50)
             Other invested assets..............  (33)     24     (349)
             Federal income tax benefit
               (expense)........................   13     (31)     172
                                                  ----    ----    -----
             Net change in unrealized (losses)
               gains of investments............. $(32)   $ 80    $(314)
                                                  ====    ====    =====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


5* Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5* Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

                                        Number             Aggregate
                                        of 5*    Aggregate   Fair
            Investment                Securities   BACV      Value
            ----------                ---------- --------- ---------
            (in millions)
            -------------
            2018
            Bonds - AC...............     14       $117      $115
            LBass - AC...............     --         --        --
            Preferred Stock - AC.....      2          4         6
            Preferred Stock - FV.....     --         --        --
                                          --       ----      ----
            Total....................     16       $121      $122
                                          ==       ====      ====
            2017
            Bonds - AC...............      9       $ 52      $ 53
            LBass - AC...............     --         --        --
            Preferred Stock - AC.....     --         --        --
            Preferred Stock - FV.....     --         --        --
                                          --       ----      ----
            Total....................      9       $ 52      $ 53
                                          ==       ====      ====
            AC - Amortized Cost
            FV - Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

As of December 31, 2018 and 2017, the Company had bonds loaned with a fair value of approximately $351 million and $241 million, respectively, to unaffiliated parties as part of the securities lending program. These loaned securities are classified as bonds on the Company's balance sheet.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

                                                     December 31,
                                                     ------------
                 (in millions)                       2018   2017
                 -------------                       ----   ----
                 30 days or less.................... $ 25   $ 92
                 31 to 60 days......................   56     25
                 61 to 90 days......................  278    130
                 Greater than 90 days...............   --     --
                                                      ----  ----
                 Subtotal...........................  359    247
                 Securities collateral received.....   --     --
                                                      ----  ----
                 Total collateral received.......... $359   $247
                                                      ====  ====

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

                                          December 31, 2018 December 31, 2017
                                          ----------------- -----------------
                                          Amortized  Fair   Amortized  Fair
      (in millions)                         Cost     Value    Cost     Value
      -------------                       ---------  -----  ---------  -----
      Open positions.....................   $354     $354     $160     $160
                                            ----     ----     ----     ----
      Subtotal...........................    354      354      160      160
      Securities collateral received.....     --       --       --       --
                                            ----     ----     ----     ----
      Total collateral reinvested........   $354     $354     $160     $160
                                            ====     ====     ====     ====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Repurchase Agreements

At December 31, 2018 and 2017, bonds with a fair value of approximately $40 million and $233 million respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

                                                     December 31,
                                                     ------------
                 (in millions)                       2018   2017
                 -------------                       ----   ----
                 Open positions..................... $39    $ --
                 30 days or less....................  --      42
                 31 to 60 days......................  --      70
                 61 to 90 days......................  --     110
                 Greater than 90 days...............  --      --
                                                     ---    ----
                 Subtotal...........................  39     222
                 Securities collateral received.....  --      --
                                                     ---    ----
                 Total collateral received.......... $39    $222
                                                     ===    ====

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                                   FIRST QUARTER                  SECOND QUARTER
                          ------------------------------- -------------------------------
                                          Average                         Average
                                           Daily  Ending                   Daily  Ending
(in millions)             Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------             ------- ------- ------- ------- ------- ------- ------- -------
Open - No Maturity.......   $12    $ 32     $16     $17    $ 10   $   35   $ 19     $ 1
Overnight................    --      33       3      --      --      256     22       1
2 Days to 1 Week.........    --      66       9      --      --      394     69      --
> 1 Week to 1 Month......    --     128      38      --      76      853    373      29
> 1 Month to 3 Months....    --     179      78      --     189    1,077    432       7
> 3 Months to 1 Year.....    --      29       2      --      --       --     --      --
> 1 Year.................    --      --      --      --      --       --     --      --

                                   THIRD QUARTER                  FOURTH QUARTER
                          ------------------------------- -------------------------------
                                          Average                         Average
                                           Daily  Ending                   Daily  Ending
(in millions)             Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------             ------- ------- ------- ------- ------- ------- ------- -------
Open - No Maturity.......   $32    $ 43     $35     $43    $ 38   $   50   $ 42     $39
Overnight................     2      22       9       2       1       33      5      --
2 Days to 1 Week.........    --      --      --      --      --       --     --      --
> 1 Week to 1 Month......    --      --      --      --      --       --     --      --
> 1 Month to 3 Months....    --      --      --      --      --       --     --      --
> 3 Months to 1 Year.....    --      --      --      --      --       --     --      --
> 1 Year.................    --      --      --      --      --       --     --      --

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the Company's liability to return collateral for the year ended December 31, 2018:

                                   FIRST QUARTER                  SECOND QUARTER
                          ------------------------------- -------------------------------
-                            1       2       3       4       5       6       7       8
                                          Average                         Average
                                           Daily  Ending                   Daily  Ending
(in millions)             Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------             ------- ------- ------- ------- ------- ------- ------- -------
Cash (Collateral - All)..   $12    $466    $146     $17    $274   $2,616   $914     $39

                                   THIRD QUARTER                  FOURTH QUARTER
                          ------------------------------- -------------------------------
                                          Average                         Average
                                           Daily  Ending                   Daily  Ending
                          Minimum Maximum Balance Balance Minimum Maximum Balance Balance
                          ------- ------- ------- ------- ------- ------- ------- -------
Cash (Collateral - All)..   $34    $ 65    $ 44     $45    $ 39   $   83   $ 47     $39

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

                                          December 31, 2018 December 31, 2017
                                          ----------------- -----------------
                                          Amortized  Fair   Amortized  Fair
      (in millions)                         Cost     Value    Cost     Value
      -------------                       ---------  -----  ---------  -----
      Open positions.....................    $41      $40     $ --     $ --
      Greater than three years...........     --       --      211      233
                                             ---      ---     ----     ----
      Subtotal...........................     41       40      211      233
      Securities collateral received.....     --       --       --       --
                                             ---      ---     ----     ----
      Total collateral reinvested........    $41      $40     $211     $233
                                             ===      ===     ====     ====

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                                   FIRST QUARTER                  SECOND QUARTER
                          ------------------------------- -------------------------------
                                          Average                         Average
                                           Daily  Ending                   Daily  Ending
(in millions)             Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------             ------- ------- ------- ------- ------- ------- ------- -------
BACV.....................   $--     $--     $--     $17     $--     $--     $--     $36
Non-admitted - Subset of
  BACV...................    --      --      --      --      --      --      --      --
Fair Value...............    --      --      --      17      --      --      --      34

                                   THIRD QUARTER                  FOURTH QUARTER
                          ------------------------------- -------------------------------
                                          Average                         Average
                                           Daily  Ending                   Daily  Ending
(in millions)             Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------             ------- ------- ------- ------- ------- ------- ------- -------
BACV.....................   $--     $--     $--     $48     $--     $--     $--     $41
Non-admitted - Subset of
  BACV...................    --      --      --      --      --      --      --      --
Fair Value...............    --      --      --      46      --      --      --      40

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                     1     2      3      4      5      6      7       8
                                                                     Non-
     (in millions)  None NAIC 1 NAIC 2 NAIC 3 NAIC 4 NAIC 5 NAIC 6 Admitted
     -------------  ---- ------ ------ ------ ------ ------ ------ --------
     Bonds - BACV.. $--    $6    $25     $9    $ 1    $--    $--     $--
     Bonds - FV.... $--    $6    $25     $9    $--    $--    $--     $--

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company's restricted assets:

                                                         December 31,
                                                         -----------
           (in millions)                                  2018   2017
           -------------                                 ------  ----
           On deposit with states....................... $    3  $  3
           Securities lending...........................    338   228
           Collateral held on securities lending........    359   247
           FHLB stock and collateral pledged............    486   142
           Subject to repurchase agreements.............     41   211
           Collateral for derivatives...................     37    70
           Other restricted assets......................      2    --
                                                         ------  ----
           Total........................................ $1,266  $901
                                                         ======  ====

6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

.. An interest rate above prime to borrowers who do not qualify for prime rate loans;

..  Borrowers with low credit ratings (FICO scores);

..  Interest-only or negative amortizing loans;

..  Unconventionally high initial loan-to-value ratios;

.. Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

.. Borrowers with less than conventional documentation of their income and/or net assets;

.. Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

.. Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant "payment shock" when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company's exposure is through other investments, primarily in RMBS, as described above.

The following table presents information regarding the Company's investments with subprime exposures:

                                             Book
                                           Adjusted            OTTI
                                    Actual Statement Fair   Recognized
          (in millions)              Cost    Value   Value   to Date
          -------------             ------ --------- ------ ----------
          December 31, 2018
          In general account:
             RMBS..................  $464    $463    $  547    $(44)
             CDOs..................   372     367       380     (10)
                                     ----    ----    ------    ----
          Total subprime exposure..  $836    $830    $  927    $(54)
                                     ====    ====    ======    ====
          December 31, 2017
          In general account:
             RMBS..................  $444    $451    $  553    $(49)
             CDOs..................   500     501       513     (21)
                                     ----    ----    ------    ----
          Total subprime exposure..  $944    $952    $1,066    $(70)
                                     ====    ====    ======    ====

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. As discussed in Note 2, the Company received approval from the TDI to apply a permitted practice, whereby certain interest rate swaps and swaptions that are used to hedge guaranteed minimum withdrawal benefits are reported at amortized cost. The cost basis of these swaps is carried on the balance sheet and amortized into net investment income over the life of the swap. Periodic cash settlements are also recognized in net investment income. All other derivative financial instruments that do not qualify for hedge accounting are carried at fair value and the changes in fair value are recorded in surplus as unrealized gains or losses, net of deferred taxes. The statement value of the Company's exchange traded futures contracts reflects the one-day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $80 Million in 2018 and unrealized capital losses of $71 million and $50 million in 2017 and 2016, respectively, related to derivatives that did not qualify for hedge accounting.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company's interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company's net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's admitted assets, liabilities or capital and surplus.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company's derivative instruments:

                                        December 31, 2018         December 31, 2017
                                    ------------------------  ------------------------
                                    Contract                  Contract
                                       or                        or
                                    Notional Statement Fair   Notional Statement Fair
(in millions)                        Amount    Value   Value   Amount    Value   Value
-------------                       -------- --------- -----  -------- --------- -----
Assets:
   Interest rate contracts.........  $2,337    $  40   $  50   $2,775    $  67   $  60
   Foreign exchange contracts......   1,579      109     109      405       28      28
   Equity contracts................   5,680      380     380    4,423      303     303
                                     ------    -----   -----   ------    -----   -----
Derivative assets, gross...........   9,596      529     539    7,603      398     391
   Counter party netting/*/........      --     (316)   (361)      --     (182)   (182)
                                     ------    -----   -----   ------    -----   -----
Derivative assets, net.............  $9,596    $ 213   $ 178   $7,603    $ 216   $ 209
                                     ======    =====   =====   ======    =====   =====
Liabilities:
   Interest rate contracts.........  $  524    $   5   $  51   $  449    $  55   $  24
   Foreign exchange contracts......     802       25      25    1,136       60      60
   Equity contracts................   3,023      288     288      729       67      67
                                     ------    -----   -----   ------    -----   -----
Derivative liabilities, gross......   4,349      318     364    2,314      182     151
   Counter party netting/*/........      --     (316)   (361)      --     (182)   (182)
                                     ------    -----   -----   ------    -----   -----
Derivative liabilities, net........  $4,349    $   2   $   3   $2,314    $  --   $ (31)
                                     ======    =====   =====   ======    =====   =====

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

                                                                            December 31, 2018  December 31, 2017
                                                                            -----------------  -----------------
(in millions)                                                               Assets Liabilities Assets Liabilities
-------------                                                               ------ ----------- ------ -----------
Gross amount recognized.................................................... $ 529     $ 318    $ 398     $(182)
Amount offset..............................................................  (316)     (316)    (182)      182
                                                                            -----     -----    -----     -----
Net amount presented in the Statement of Admitted Assets, Liabilities, and
  Capital and Surplus...................................................... $ 213     $   2    $ 216     $  --
                                                                            =====     =====    =====     =====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company's derivative financial instruments with concentrations of credit risk:

                                        December 31, 2018  December 31, 2017
                                       ------------------- -----------------
                                       Contract            Contract
                                          or      Final       or     Final
                                       Notional  Maturity  Notional Maturity
   (in millions)                        Amount     Date     Amount    Date
   -------------                       -------- ---------- -------- --------
   Derivative assets:
      Interest rate contracts.........  $2,337   12/6/2049  $2,775    2049
      Foreign exchange contracts......   1,579   8/25/2056     405    2050
      Equity contracts................   5,680  12/20/2022   4,423    2022
   Derivative liabilities:
      Interest rate contracts.........     524    2/7/2050     449    2047
      Foreign exchange contracts......     802   10/4/2051   1,136    2056
      Equity contracts................   3,023  12/20/2022     729    2019

The credit exposure to the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company's derivative contracts aggregated $66 Million and $72 million at December 31, 2018 and 2017, respectively.

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

.. Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

.. Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


.. Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company's financial instruments not measured at fair value compared to their statement values:

                                    Aggregate  Admitted
                                      Fair     Assets or
(in millions)                         Value   Liabilities Level 1 Level 2  Level 3
-------------                       --------- ----------- ------- -------  -------
December 31, 2018
Assets:
   Bonds...........................  $35,942    $35,768    $ --   $30,077  $ 5,865
   Preferred stocks................       46         41       3        32       11
   Common stocks...................       16         16      --        16       --
   Cash, cash equivalents and
     short-term investments........      189        189     143        46       --
   Mortgage loans..................    6,647      6,601      --        --    6,647
   Contract loans..................      609        609      --        --      609
   Derivatives.....................       --         35      --        --       --
   Receivables for securities......       79         79      --        79       --
   Securities lending reinvested
     collateral assets.............      354        354      --       354       --
   Separate account assets.........      298        298      --       298       --
Liabilities:
   Policy reserves and contractual
     liabilities...................   44,188     41,072      --        --   44,188
   Payable for securities..........       78         78      --        78       --
   Payable for securities lending..      359        359      --       359       --

December 31, 2017
Assets:
   Bonds...........................  $37,122    $35,592    $ --   $30,714  $ 6,408
   Preferred stocks................       45         39       4        30       11
   Common stocks...................        9          9      --         9       --
   Cash, cash equivalents and
     short-term investments........      135        135     115        20       --
   Mortgage loans..................    5,981      5,821      --        --    5,981
   Contract loans..................      653        653      --       653       --
   Derivatives.....................       35         12      --        35       --
   Receivables for securities......      251        251      --       251       --
   Securities lending reinvested
     collateral assets.............      160        160      --       160       --
   Separate account assets.........      155        155      --       155       --
Liabilities:
   Policy reserves and contractual
     liabilities...................    5,215      4,917      --        --    5,215
   Payable for securities..........       (6)        (6)     --        (6)      --
   Payable for securities lending..      247        247      --       247       --

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

                                                            Counterparty
(in millions)                       Level 1 Level 2 Level 3  Netting/*/   Total
-------------                       ------- ------- ------- ------------ -------
December 31, 2018
Assets at fair value:
Bonds
   Industrial and miscellaneous.... $    --  $  1     $ 7      $  --     $     8
                                    -------  ----     ---      -----     -------
   Total bonds.....................      --     1       7         --           8
                                    -------  ----     ---      -----     -------
Common stock
   Industrial and miscellaneous....       1    --       4         --           5
                                    -------  ----     ---      -----     -------
   Total common stock..............       1    --       4         --           5
                                    -------  ----     ---      -----     -------
Derivative assets:
   Interest rate contracts.........      --    --      --         --          --
   Foreign exchange contracts......      --   109      --         --         109
   Equity contracts................       3   375       2         --         380
   Counterparty netting............      --    --      --       (316)       (316)
                                    -------  ----     ---      -----     -------
Total derivative assets............       3   484       2       (316)        173
                                    -------  ----     ---      -----     -------
Separate account assets............  32,046   147      --         --      32,193
                                    -------  ----     ---      -----     -------
Total assets at fair value......... $32,050  $632     $13      $(316)    $32,379
                                    =======  ====     ===      =====     =======
Liabilities at fair value:
Derivative liabilities:
   Foreign exchange contracts...... $    --  $ 25     $--      $  --     $    25
   Equity contracts................       2   285      --         --         287
   Counterparty netting............      --    --      --       (316)       (316)
                                    -------  ----     ---      -----     -------
Total derivative liabilities.......       2   310      --       (316)         (4)
                                    -------  ----     ---      -----     -------
Total liabilities at fair value.... $     2  $310     $--      $(316)    $    (4)
                                    =======  ====     ===      =====     =======

December 31, 2017
Assets at fair value:
Bonds
   Industrial and miscellaneous.... $    --  $ 14     $ 2      $  --     $    16
                                    -------  ----     ---      -----     -------
   Total bonds.....................      --    14       2         --          16
                                    -------  ----     ---      -----     -------
Common stock
   Industrial and miscellaneous....       1    --       3         --           4
                                    -------  ----     ---      -----     -------
   Total common stock..............       1    --       3         --           4
                                    -------  ----     ---      -----     -------
Derivative assets:
   Foreign exchange contracts......      --    28      --         --          28
   Equity contracts................       5   298      --         --         303
   Counterparty netting............      --    --      --       (182)       (182)
                                    -------  ----     ---      -----     -------
Total derivative assets............       5   326      --       (182)        149
                                    -------  ----     ---      -----     -------
Separate account assets............  36,260   159      --         --      36,419
                                    -------  ----     ---      -----     -------
Total assets at fair value......... $36,266  $499     $ 5      $(182)    $36,588
                                    =======  ====     ===      =====     =======
Liabilities at fair value:
Derivative liabilities:
   Foreign exchange contracts......      --    60      --         --          60
   Equity contracts................      --    67      --         --          67
   Counterparty netting............      --    --      --       (182)       (182)
                                    -------  ----     ---      -----     -------
Total derivative liabilities.......      --   127      --       (182)        (55)
                                    -------  ----     ---      -----     -------
Total liabilities at fair value.... $    --  $127     $--      $(182)    $   (55)
                                    =======  ====     ===      =====     =======

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

                                                           Common Derivative Total
(in millions)                                       Bonds  Stocks   Assets   Assets
-------------                                       -----  ------ ---------- ------
Balance, January 1, 2017........................... $ 122   $--      $--     $ 122
Total realized/unrealized capital gains or losses:
   Included in net income..........................    (7)   --       --        (7)
   Included in surplus.............................    12    --       --        12
Purchases, issuances and settlements...............    61     3       --        64
Transfers into Level 3.............................     1    --       --         1
Transfers out of Level 3...........................  (187)   --       --      (187)
                                                    -----   ---      ---     -----
Balance, December 31, 2017......................... $   2   $ 3      $--     $   5
                                                    =====   ===      ===     =====
Total realized/unrealized capital gains or losses:
   Included in net income..........................     1    --       --         1
   Included in surplus.............................    --    --       (5)       (5)
Purchases, issuances and settlements...............    23    --        7        30
Transfers into Level 3.............................    18    --       --        18
Transfers out of Level 3...........................   (37)   --       --       (37)
                                                    -----   ---      ---     -----
Balance, December 31, 2018......................... $   7   $ 3      $ 2     $  12
                                                    =====   ===      ===     =====

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2018 and 2017, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2018 and 2017 may include changes in fair value that were attributable to both observable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2018.

Gross Basis Fair Value Measurements

The following table presents the Company's derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

       (in millions)                       Level 1 Level 2 Level 3 Total
       -------------                       ------- ------- ------- -----
       December 31, 2018
       Derivative assets at fair value....   $ 4    $483     $ 2   $489
       Derivative liabilities at fair
         value............................     2     311      --    313
       December 31, 2017
       Derivative assets at fair value....   $ 5    $326     $--   $331
       Derivative liabilities at fair
         value............................    --     127      --    127

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

                                                       Separate      Separate
                                                       Accounts      Accounts
                                              General    With          Non-
(in millions)                                 Account Guarantee/*/ Guaranteed/*/  Total  Percent
-------------                                 ------- -----------  ------------  ------- -------
December 31, 2018
Subject to discretionary withdrawal
   With fair value adjustment................ $ 4,835    $298        $13,574     $18,707   25.3%
   At book value less current surrender
     charge of 5% or more....................   8,437      --             --       8,437   11.4
   At fair value.............................      --     147         18,438      18,585   25.1
                                              -------    ----        -------     -------  -----
Total with adjustment or at fair value.......  13,272     445         32,012      45,729   61.8
At book value with minimal or no charge or
  no adjustment..............................  27,233      --             --      27,233   36.8
Not subject to discretionary withdrawal......   1,042      --             22       1,064    1.4
                                              -------    ----        -------     -------  -----
Net annuity reserves and deposit fund
  liabilities................................ $41,547    $445        $32,034     $74,026  100.0%
                                              =======    ====        =======     =======  =====
December 31, 2017
Subject to discretionary withdrawal
   With fair value adjustment................ $ 4,852    $179        $15,723     $20,754   26.8%
   At book value less current surrender
     charge of 5% or more....................   7,688      --             --       7,688   10.0
   At fair value.............................      --     159         20,458      20,617   26.7
                                              -------    ----        -------     -------  -----
Total with adjustment or at fair value.......  12,540     338         36,181      49,059   63.5
At book value with minimal or no charge or
  no adjustment..............................  27,425      --             --      27,425   35.5
Not subject to discretionary withdrawal......     718      --             26         744    1.0
                                              -------    ----        -------     -------  -----
Net annuity reserves and deposit fund
  liabilities................................ $40,683    $338        $36,207     $77,228  100.0%
                                              =======    ====        =======     =======  =====

* Represents annuity reserves reported in separate accounts liabilities.

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company's separate account by certain states, including Texas.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents separate account assets by product or transaction:

                                    December 31, 2018    December 31, 2017
                                   -------------------- --------------------
                                              Separate             Separate
                                              Accounts             Accounts
                                               Assets               Assets
                                    Legally     (Not     Legally     (Not
                                   Insulated  Legally   Insulated  Legally
    (in millions)                   Assets   Insulated)  Assets   Insulated)
    -------------                  --------- ---------- --------- ----------
    Variable annuities............  $32,066     $ --     $36,260     $ --
    Annuities with MVA features...       --      278          --      155
    DeKalb separate account.......      147       --         160       --
                                    -------     ----     -------     ----
    Total.........................  $32,213     $278     $36,420     $155
                                    =======     ====     =======     ====

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2018 and 2017 is $849 million and $484 million, respectively.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

                                       Risk
                                      Charge
                                     paid by  Guarantees
                                       the    Paid by the
                                     Separate   General
                      (in millions)  Account    Account
                      -------------  -------- -----------
                          2018......    $1        $17
                          2017......     2         18
                          2016......     2         22
                          2015......     3         23
                          2014......     3         23

Certain separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one quarter only, where the guaranteed interest rate is re-established each quarter based on the investment experience of the separate account. In no event can the interest rate be less than 3 percent. There are guarantees of principal and interest for purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at market value). The assets and liabilities of these separate accounts are carried at the quoted market value of the underlying assets. This business has been included in Column 1 of the table below.

There was no separate account business seed money at December 31, 2018 and 2017.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the separate accounts:

                                        Non-indexed
                                         Guarantee   Non-guaranteed
                                        less than or    Separate
    (in millions)                       equal to 4%     Accounts     Total
    -------------                       ------------ -------------- -------
    December 31, 2018
    Premiums, considerations or
      deposits.........................     $124        $ 2,402     $ 2,526
                                            ====        =======     =======
    Reserves for accounts with assets
      at:
       Market value....................     $147        $32,034     $32,181
       Amortized costs.................      298             --         298
                                            ----        -------     -------
    Total reserves.....................     $445        $32,034     $32,479
                                            ====        =======     =======
    By withdrawal characteristics:
       Subject to discretionary
         withdrawal with MVA...........     $298        $13,574     $13,872
       At market value.................      147         18,438      18,585
                                            ----        -------     -------
    Subtotal...........................      445         32,012      32,457
    Not subject to discretionary
      withdrawal.......................       --             22          22
                                            ----        -------     -------
    Total reserves.....................     $445        $32,034     $32,479
                                            ====        =======     =======
    December 31, 2017
    Premiums, considerations or
      deposits.........................     $ 45        $ 2,041     $ 2,086
                                            ====        =======     =======
    Reserves for accounts with assets
      at:
       Market value....................     $159        $36,206     $36,365
       Amortized costs.................      179             --         179
                                            ----        -------     -------
    Total reserves.....................     $338        $36,206     $36,544
                                            ====        =======     =======
    By withdrawal characteristics:
       Subject to discretionary
         withdrawal with MVA...........     $179        $15,723     $15,902
       At market value.................      159         20,458      20,617
                                            ----        -------     -------
    Subtotal...........................      338         36,181      36,519
    Not subject to discretionary
      withdrawal.......................       --             26          26
                                            ----        -------     -------
    Total reserves.....................     $338        $36,207     $36,545
                                            ====        =======     =======

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

                                              Years ended December 31,
                                             -------------------------
         (in millions)                         2018     2017     2016
         -------------                       -------  -------  -------
         Transfers to separate accounts..... $ 2,526  $ 2,086  $ 1,987
         Transfers from separate accounts...  (3,726)  (3,599)  (3,536)
                                             -------  -------  -------
         Net transfers from separate
           accounts.........................  (1,200)  (1,513)  (1,549)
                                             -------  -------  -------
         Transfers as reported in the
           Statutory Statements of
           Operations....................... $(1,200) $(1,513) $(1,549)
                                             =======  =======  =======

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Reserves for GMDB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $56 billion and $61 billion at December 31, 2018 and 2017, respectively.

GMDB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $520 million and $379 million at December 31, 2018 and 2017, respectively.

GMWB

Certain of the Company's variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to this benefit was $321 million and $105 million at December 31, 2018 and 2017, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

13. REINSURANCE

At December 31, 2018 and 2017, policy reserves on reinsurance assumed were $103 million and $108 million, respectively.

The Company has modified coinsurance and coinsurance reinsurance agreements with MetLife in Japan, pertaining to certain policies written via its branch in Japan. Under the agreements, the Company assumes liability for a quota share portion of contracts issued by MetLife in Japan that include GMIB and GMWB. The contracts assumed also include a GMDB provision. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100 percent quota share and are assumed under coinsurance agreements. The GMIB (after its utilization date) has a 100 percent quota share and is assumed under the modified coinsurance provisions. The benefits provided by the reinsured contracts are assumed with a 50 percent quota share and varied quota share under the modified coinsurance agreements. The agreements are unlimited in duration, but were terminated for new business after March 31, 2009.

The Company calculates total policy reserves for contracts assumed by MetLife in Japan pursuant to AG 43, which includes all assumed GMIB, GMWB and GMDB benefits. MetLife in Japan holds a modified coinsurance reserve for the contracts under the agreements. The Company holds a reserve equal to the excess, if any, of the AG 43 reserve above the modified coinsurance reserve.

In February 2018, VALIC and its U.S. life insurance company affiliates, AGL and USL each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Fortitude Group Holdings, LLC (Fortitude Holdings) was formed by AIG to act as a holding company for FRL. On November 13, 2018, AIG completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(TCG), an affiliate of The Carlyle Group L.P. Subsequent to this sale, Fortitude Holdings owns 100 percent of the outstanding common shares of FRL and AIG has an 80.1 percent ownership interest in Fortitude Holdings.

The initial consideration represented the book value of ModCo Assets held by the Company on behalf of FRL and was equal to the ModCo Reserves ceded at the effective date. While there was no net impact from the initial accounting as of the effective date, there was a significant offsetting impact on certain individual line items in the Summary of Operations. Pursuant to the regulatory approval received in February 2018, the Company has reported all of the ceded activity for this Agreement from the effective date (January 1, 2017) through December 31, 2018 in its 2018 Annual Statement.

Total returns on the ModCo Assets subsequent to the effective date inure to the benefit of FRL and are reported with the ModCo reserve adjustments. The Company did not receive a ceding commission at contract inception.

The Company completed its initial settlement with FRL in June 2018 and settles all payable or receivable balances quarterly.

The table below presents the impact of this transaction by line item in the Company's statements of assets, liabilities, surplus and other funds and on the summary of operations:

                                                                     Balance as of
                                                                     December 31,
                                                                         2018
                                                                     -------------
Statutory Statements of Assets, Liabilities and Capital and Surplus
Funds withheld......................................................      $60

                                                     As of and    As of and
                                                     Year Ended   Year Ended
                                          Initial   December 31, December 31,
Increase (Decrease) (in millions)        Accounting     2017         2018     Total
---------------------------------        ---------- ------------ ------------ -----
Statutory Statement of Operations
Premiums and annuity considerations.....   $(592)      $  --         $ --     $(592)
Commissions and expense allowances......      --          --           --        --
Reserve adjustments on reinsurance ceded     592        (150)          57       499
                                           -----       -----         ----     -----
Total revenues..........................      --        (150)          57       (93)
                                           -----       -----         ----     -----
Death benefits..........................      --          --           --        --
Annuity benefits........................      --         (15)         (14)      (29)
Surrender benefits......................      --          --           --        --
Other benefits..........................      --         (37)         (34)      (71)
Other expenses..........................      --          --           --        --
                                           -----       -----         ----     -----
Total benefits and expenses.............      --         (52)         (48)     (100)
                                           -----       -----         ----     -----
Net gain from operations before
  dividends to policyholders and
  federal income taxes..................      --         (98)         105         7
Dividends to policyholders..............      --          --           --        --
                                           -----       -----         ----     -----
Net gain from operations after
  dividends to policyholders and before
  federal income taxes..................   $  --       $ (98)        $105     $   7
                                           -----       -----         ----     -----

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


14. FEDERAL INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

Consistent with Staff Accounting Bulletin No. 118 released by the Securities and Exchange Commission, the NAIC issued INT 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act ("INT 18-01"), which provided guidance on statutory accounting for the tax effects of the Tax Act. INT 18-01 addressed situations where accounting for certain income tax effects of the Tax Act under SSAP 101, Income Taxes, ("SSAP 101") may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from enactment date to complete the accounting under SSAP 101. In accordance with INT 18-01, a company was required to reflect the following:

.. Income tax effects of those aspects of the Tax Act for which accounting under SSAP 101 is complete.

.. Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable.

.. If a provisional estimate cannot be determined, SSAP 101 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

At December 31, 2017, the Company originally recorded a provisional estimate of income tax effects of the Tax Act of $267 million attributable to the reduction in the U.S. corporate income tax. The Company's provisional estimate was based in part on a reasonable estimate of the effects of the statutory income tax rate reduction on existing deferred tax balances and of certain provisions of the Tax Act. The Company filed its 2017 consolidated U.S. income tax return and has completed its review of the primary impact of the Tax Act provisions on its deferred taxes. As a result, the Company considers the accounting for the effects of the rate change on deferred tax balances to be complete and no material measurement period changes were recorded for this item. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. There are substantial uncertainties in the interpretation of BEAT and GILTI and while certain formal guidance was issued by the U.S. tax authority, there are still aspects of the Tax Act that remain unclear and additional guidance is expected in 2019. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and has made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2018.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Life Insurance Companies

The Tax Act modified computations of insurance reserves for Life insurance companies. Specifically, the Act directs that tax reserves be computed with reference to the NAIC reserves. Adjustments related to the differences in insurance reserves balances computed historically versus under the Tax Act have to be taken into income over eight years. Accordingly, these changes give rise to new deferred tax liabilities. At December 31, 2017, the Company recorded a provisional estimate of $14 million with respect to such deferred tax assets. This increase in deferred tax assets was

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

offset by an increase in the deferred tax liabilities related to insurance reserves as a result of applying the new provisions of the Tax Act.

As of December 31, 2018, the Company has completed its review and accounting of the tax reserve computations, and recorded offsetting decreases of $26 million to both deferred tax liabilities and deferred tax assets.

Provisions Impacting Projections of Taxable Income and Admissibility of Deferred Tax Assets

Certain provisions of the Tax Act impact the Company's projections of future taxable income used in analyzing realizability of its deferred tax assets. In certain instances, provisional estimates have been included in the Company's future taxable income projections for these specific provisions to reflect application of the new tax law. The Company does not currently anticipate that its reliance on provisional estimates would have a material impact on its determination of realizability of its deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which the Company is a non-controlling interest owner. At December 31, 2017, the information needed to determine a provisional estimate was not available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder), and accordingly, no provisional estimates were recorded. The Company has since completed its review of these investments and partnerships. The Company considers the accounting for this item to be complete and no measurement period change was recorded.

U.S. Tax Reform - INT 18-01 Measurement Period Completion

As of December 31, 2018, the Company has fully completed its accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The following table presents the components of the net deferred tax assets and liabilities:

                                      December 31, 2018      December 31, 2017            Change
                                    ---------------------- ---------------------- ---------------------
(in millions)                       Ordinary Capital Total Ordinary Capital Total Ordinary Capital Total
-------------                       -------- ------- ----- -------- ------- ----- -------- ------- -----
Gross DTA..........................   $317    $226   $543    $248    $238   $486    $ 69    $(12)  $ 57
Statutory valuation allowance
  adjustment.......................     --      54     54      --      --     --      --      54     54
                                      ----    ----   ----    ----    ----   ----    ----    ----   ----
Adjusted gross DTA.................    317     172    489     248     238    486      69     (66)     3
DTA non-admitted...................    239     172    411     165     238    403      74     (66)     8
                                      ----    ----   ----    ----    ----   ----    ----    ----   ----
Net admitted DTA...................     78      --     78      83      --     83      (5)     --     (5)
DTL................................     29      --     29      24      --     24       5      --      5
                                      ----    ----   ----    ----    ----   ----    ----    ----   ----
Total..............................   $ 49    $ --   $ 49    $ 59    $ --   $ 59    $(10)   $ --   $(10)
                                      ====    ====   ====    ====    ====   ====    ====    ====   ====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

                                                      December 31, 2018      December 31, 2017            Change
                                                    ---------------------- ---------------------- ---------------------
(in millions)                                       Ordinary Capital Total Ordinary Capital Total Ordinary Capital Total
-------------                                       -------- ------- ----- -------- ------- ----- -------- ------- -----
Admission calculation components
SSAP 101
   Federal income taxes paid in prior years
     recoverable through loss carry backs..........   $--      $--   $ --    $--      $--   $ --    $ --     $--   $ --
   Adjusted gross DTA expected to be realized
     (excluding amount of DTA from above) after
     application of the threshold limitation.......    49       --     49     59       --     59     (10)     --    (10)
       1. Adjusted gross DTA expected to be
         realized following the reporting date.....    49       --     49     59       --     59     (10)     --    (10)
       2. Adjusted gross DTA allowed per
         limitation threshold......................    --       --    477     --       --    490      --      --    (13)
   Adjusted gross DTA (excluding the amount of
     DTA from above) offset by gross DTL...........    29       --     29     24       --     24       5      --      5
                                                      ---      ---   ----    ---      ---   ----    ----     ---   ----
DTA admitted as the result of application of SSAP
  101..............................................   $78      $--   $ 78    $83      $--   $ 83    $ (5)    $--   $ (5)
                                                      ===      ===   ====    ===      ===   ====    ====     ===   ====

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

                                                                                Years ended
                                                                               December 31,
                                                                              --------------
($ in millions)                                                                2018    2017
---------------                                                               ------  ------
Ratio percentage used to determine recovery period and threshold limitation
  amount.....................................................................    789%    996%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount................................................ $3,181  $3,267

The Company has no tax planning strategies used in the determination of adjusted gross DTA's or net admitted DTA's.

The Company's planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

                                                      Years Ended
                                                      December 31,
                                                    ----------------
           (in millions)                            2018  2017  2016
           -------------                            ----  ----  ----
           Current income tax expense
              Federal.............................. $189  $218  $130
              Federal income tax on net capital
                gains (losses).....................   (9)  (48)   46
                                                    ----  ----  ----
              Federal income tax incurred.......... $180  $170  $176
                                                    ====  ====  ====

                                                                                   Years Ended
                                                                                   December 31,
                                                                                   ------------
(in millions)                                                                      2018   2017  Change
-------------                                                                      ----   ----  ------
Deferred tax assets:
   Ordinary:
       Policyholder reserves...................................................... $ 98   $ 32   $ 66
       Investments................................................................   31     48    (17)
       Deferred acquisition costs.................................................    8      8     --
       Fixed assets...............................................................  115     94     21
       Compensation and benefits accrual..........................................   --      3     (3)
       Tax credit carryforward....................................................   61     62     (1)
       Other (including items less than 5% of total ordinary tax assets)..........    4      1      3
                                                                                    ----  ----   ----
       Subtotal...................................................................  317    248     69
       Non-admitted...............................................................  239    166     73
                                                                                    ----  ----   ----
       Admitted ordinary deferred tax assets......................................   78     82     (4)
                                                                                    ----  ----   ----
Capital:
       Investments................................................................  226    238    (12)
                                                                                    ----  ----   ----
       Subtotal...................................................................  226    238    (12)
   Statutory valuation allowance adjustment.......................................   54     --     54
   Non-admitted...................................................................  172    238    (66)
                                                                                    ----  ----   ----
   Admitted capital deferred tax assets...........................................   --     --     --
                                                                                    ----  ----   ----
Admitted deferred tax assets......................................................   78     82     (4)
                                                                                    ----  ----   ----
Deferred tax liabilities:
   Ordinary:
       Investments................................................................   19     10      9
       Policyholder reserves......................................................   10     14     (4)
       Other (including items less than 5% of total ordinary tax liabilities).....   --     --     --
                                                                                    ----  ----   ----
       Subtotal...................................................................   29     24      5
                                                                                    ----  ----   ----
Capital:
       Other (including items less than 5% of total capital tax liabilities)......   --     --     --
                                                                                    ----  ----   ----
       Subtotal...................................................................   --     --     --
                                                                                    ----  ----   ----
Deferred tax liabilities..........................................................   29     24      5
                                                                                    ----  ----   ----
Net deferred tax assets (liabilities)............................................. $ 49   $ 58   $ (9)
                                                                                    ====  ====   ====

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

                                                    Years Ended
                                                    December 31,
                                                    ------------
           (in millions)                            2018   2017  Change
           -------------                            ----   ----  ------
                                                     ----  ----   ----
           Total adjusted deferred tax assets...... $489   $486   $  3
           Total deferred tax liabilities..........   29     24      5
                                                     ----  ----   ----
           Net adjusted deferred tax assets........ $460   $462     (2)
                                                     ====  ====
           Tax effect of unrealized capital gains
             (losses)..............................                (14)
                                                                  ----
           Change in net deferred income tax.......               $(16)
                                                                  ====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

                                         December 31, 2018 December 31, 2017 December 31, 2016
                                         ---------------   ---------------   ---------------
                                                 Effective         Effective         Effective
(in millions)                            Amount  Tax Rate  Amount  Tax Rate  Amount  Tax Rate
-------------                            ------  --------- ------  --------- ------  ---------
Income tax expense at applicable rate...  $181     21.0%   $ 287      35.0%   $316     35.0%
Change in valuation adjustment..........    54      6.3     (102)    (12.4)    (13)    (1.4)
Dividends received deduction............   (23)    (2.7)     (56)     (6.9)    (81)    (9.1)
Amortization of interest maintenance
  reserve...............................   (11)    (1.2)      (9)     (1.1)     (8)    (0.9)
Prior year return true-ups and
  adjustments...........................    (8)    (0.9)      (6)     (0.8)     (8)    (0.8)
Change in non-admitted assets...........     3      0.3        7       0.9       4      0.4
Impact of Tax Act.......................    --       --      275      33.4      --       --
Surplus adjustments.....................    --       --       24       2.9      (1)    (0.2)
Other permanent adjustments.............    --       --        5       0.7      --       --
Disregarded entities....................    --       --        1       0.1       4      0.5
Separate account income.................    --       --       --        --      18      2.0
Expiration of excess capital losses.....    --       --       --        --       3      0.4
                                          ----     ----    -----     -----    ----     ----
Statutory income tax expense............  $196     22.8%   $ 426      51.8%   $234     25.9%
                                          ====     ====    =====     =====    ====     ====
Federal income taxes incurred...........  $180     20.9%   $ 171      20.8%   $176     19.5%
Change in net deferred income taxes.....    16      1.9      255      31.0      58      6.4
                                          ----     ----    -----     -----    ----     ----
Statutory income tax expense............  $196     22.8%   $ 426      51.8%   $234     25.9%
                                          ====     ====    =====     =====    ====     ====

At December 31, 2018, the Company had the following foreign tax credits carryforwards:

                             (in millions)
                             -------------
                             Year Expires   Amount
                             ------------   ------
                                2019.......  $ 4
                                2020.......    8
                                2021.......   10
                                2022.......    7
                                2023.......    8
                                2024.......    4
                                             ---
                                Total......  $41
                                             ===

At December 31, 2018, the Company had no operating loss carryforwards or capital loss carryforwards.

At December 31, 2018, the Company had the following general business credit carryforwards:

                             (in millions)
                             -------------
                             Year Expires   Amount
                             ------------   ------
                                2027.......  $ 1
                                2028.......    6
                                2029.......    4
                                2030.......    1
                                2033.......    8
                                             ---
                                Total......  $20
                                             ===

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents income tax incurred that is available for recoupment in the event of future net losses:

                             (in millions)
                             December 31,   Capital
                             ------------   -------
                                2016.......   $34
                                2017.......    48
                                2018.......    --
                                              ---
                                Total......   $82
                                              ===

In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $543 million and concluded that a valuation allowance of $54 million was required at December 31, 2018. Similarly, the Company concluded that no valuation allowance was required on the DTAs of $486 million at December 31, 2017.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The Company joins in the filing of a consolidated federal income tax return with AIG Parent.

The Company has a written agreement with AIG Parent under which each subsidiary agrees to pay AIG Parent an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                     Years Ended
                                                     December 31,
                                                     -----------
                 (in millions)                       2018   2017
                 -------------                       ----   ----
                 Gross unrecognized tax benefits at
                   beginning of year................ $16    $19
                    Increases in tax position for
                      prior years...................   1     --
                    Decreases in tax position for
                      prior years...................  --     (3)
                                                     ---    ---
                 Gross unrecognized tax benefits at
                   end of year...................... $17    $16
                                                     ===    ===

At December 31, 2018 and 2017, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $17 million and $16 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expenses. At December 31, 2018 and 2017, the Company had accrued
$4 million and $3 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In both 2018 and 2017, the Company recognized expense of less than $1 million of interest (net of the federal benefit) and penalties. In 2016, the Company recognized income of $2 million of interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2018, such proposed adjustments would not have resulted in a material change to the Company's financial condition, although it is possible that the effect could be material to the Company's results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examination for the taxable years 2007-2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2018 remain subject to examination by major tax jurisdictions.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


15. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer's size, but also on the risk profile of the insurer's operations. At December 31, 2018, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a twelve-month period, measured retrospectively from the date of payment, which the Company can pay without obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company's statutory surplus as regards to policyholders at the preceding December 31; or (2) the Company's preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2019 without prior approval of the TDI is $425 million. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2018, 2017 and 2016:

                                                                  Amount
   Date                         Type         Cash or Non-cash  (in millions)
   ----                   ------------------ ----------------  -------------
   2018
      March 27, 2018          Ordinary            Cash             $ 49
      June 26,2018            Ordinary            Cash              100
      September 24,2018       Ordinary            Cash              100
      December 26,2018        Ordinary            Cash              400
   2017
      March 30, 2017      Return of Capital       Cash             $ 23
      March 30, 2017        Extraordinary         Cash                2
      June 29, 2017         Extraordinary         Cash              114
      September 28,2017     Extraordinary         Cash              140
      December 26, 2017     Extraordinary         Cash               90

16. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company's employees participate in various AIG Parent-sponsored defined benefit pension and postretirement plans. AIG Parent, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent's allocation of the Company's share of expenses from the plans based on participants' earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents information about employee-related costs (expense credits) allocated to the Company:

                                                    Years ended
                                                   December 31,
                                                  ---------------
              (in millions)                       2018  2017 2016
              -------------                       ----  ---- ----
              Defined benefit plans.............. $(10) $(3)  $1

Defined Contribution Plan

AIG Parent sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS-imposed limitations.

Effective January 1, 2016, AIG Parent provides participants in the plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company's pre-tax expense associated with this plan were $19 million, $18 million and $17 million in 2018, 2017 and 2016, respectively.

Share-based and Deferred Compensation Plans

During 2016 and 2015, certain Company employees were granted performance share units under the AIG Parent 2013 Long Term Incentive Plan that provide them the opportunity to receive shares of AIG Parent common stock base on AIG Parent achieving specified performance goals at the end of a three-year performance period and the employee satisfies service requirements. The Company recognized compensation expense of $8 million per year for 2018 and 2017. The Company recognized compensation expense of $4 million for 2016.

Prior to 2013, some of the Company's officers and key employees were granted restricted stock units and stock appreciation rights that provide for cash settlement linked to the value of AIG Parent common stock if certain requirements were met. The Company did not recognize any expense for unsettled awards during both 2018 and 2017.

17. DEBT

The Company is a member of the FHLB of Dallas.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company's ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company's obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company's liability under advances borrowed.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

                                                             December 31,
                                                             -------------
     (in millions)                                            2018   2017
     -------------                                           ------ ------
     Membership stock - Class B............................. $    7 $    7
     Activity stock.........................................      9     --
     Excess stock...........................................     --      2
                                                             ------ ------
     Total.................................................. $   16 $    9
                                                             ====== ======
     Actual or estimated borrowing capacity as determined
       by the insurer....................................... $2,547 $2,639
                                                             ====== ======

The Company did not hold any Class A at either December 31, 2018 or 2017.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

                                          December 31, 2018 December 31, 2017
                                          ----------------- -----------------
                                          Amortized  Fair   Amortized  Fair
      (in millions)                         Cost     Value    Cost     Value
      -------------                       ---------  -----  ---------  -----
      Amount pledged.....................   $486     $484     $142     $145
      Maximum amount pledged during
        reporting period.................   $488     $478     $170     $173

The Company's borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreement amounts and maximum borrowings from the FHLB:

                                                     December 31,
                                                     ------------
                 (in millions)                       2018   2017
                 -------------                       ----   ----
                 Maximum amount borrowed during
                   reporting period................. $214   $20

While the funding agreements are presented herein to show all amounts received from the FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company's intent is to earn a spread and not to fund operations. There were no advances taken by the Company as debt which were outstanding at December 31, 2018 and 2017.

On February 15, 2018, the Company entered into a funding agreement with FHLB of Dallas in the amount of $209 million for a 10-year term with a floating interest rate.

18. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $206 million and $119 million at December 31, 2018 and 2017, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2018, $134 million are currently expected to expire in 2019 and the remainder by 2020, based on the expected life cycle of the related fund, and the Company's historical funding trends for such commitments.

At December 31, 2018 and 2017, the Company had $281 million and $166 million, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $163 million are expected to expire in 2019 and the remainder by 2025, based on the expected life cycle of the related loans, and the Company's historical funding trends for such commitments.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2018, the future minimum lease payments under the operating leases are as follows:

                    (in millions)
                    2019............................... $ 3
                    2020...............................   3
                    2021...............................   2
                    2022...............................   3
                    2023...............................   1
                    Remaining years after 2023.........  --
                                                        ---
                    Total.............................. $12
                                                        ===

Rent expense was $3 million at 2018, 2017 and 2016.

Contingencies

Legal Matters

At December 31, 2018, the Company was defending an appeal in respect of a lawsuit filed in the Circuit Court of Kanawha County, West Virginia on November 12, 2009 by The West Virginia Investment Management Board and The West Virginia Consolidated Public Retirement Board (the "WV Boards"). The litigation concerns a contractual dispute regarding whether the WV Boards were entitled in 2008 to the immediate and complete withdrawal of funds invested in an annuity product issued by VALIC. The WV Boards asserted damages in excess of $100,000,000. In 2016, the parties stipulated to resolve the matter through final and non-appealable arbitration before an arbitration panel composed of three West Virginia Business Court judges. The panel issued its decision on April 28, 2017, and no recovery was awarded to the WV Boards. Thereafter, the claims against VALIC were dismissed and the Company's accrual for this contingent liability was reversed. In May 2017, notwithstanding the parties' stipulation that the arbitral decision would be final and non-appealable, the WV Boards appealed the arbitration decision to the West Virginia Supreme Court of Appeals. The appeal was denied on July 5, 2018, and the WV Boards' motion for reconsideration was denied on November 14, 2018. The WV Boards have not appealed further, and the matter is concluded.

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company had accrued $8 million for these guarantee fund assessments at December 31, 2018 and 2017. The Company had receivables of $3 million at December 31, 2018 and 2017, for expected recoveries against the payment of future premium taxes.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company is not subject to the risk-sharing provisions of the Affordable Care Act.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company's activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions.

The SEC, federal and state lawmakers and state insurance regulators continue their efforts at evaluating what is an appropriate regulatory framework around a standard of care for the sale of investment products and services. For example, on April 18, 2018, the SEC proposed a package of rulemakings and interpretations designed to address the standard of care issues and the transparency of retail investors' relationships with investment advisors and broker-dealers. Additionally, on July 18, 2018, the New York State Department of Financial Services adopted a best interest standard of care regulation applicable to annuity and life transactions through issuance of the First Amendment to Insurance Regulation 187 - Suitability and Best Interests in Life Insurance and Annuity Transactions (Regulation 187). The compliance date for Regulation 187 is August 1, 2019 for annuity products and February 1, 2020 for life products. As amended, Regulation 187 requires producers to act in their client's best interest when making point-of-sale and inforce recommendations, and provide in writing the basis for the recommendation, as well as the facts and analysis to support the recommendation. The amended regulation also imposes additional duties on life insurance companies in relation to these transactions, such as requiring insurers to establish and maintain procedures designed to prevent financial exploitation and abuse. The Company will implement and enhance processes and procedures, where needed, to comply with this regulation. Other states, such as Nevada, Maryland and New Jersey, have also proposed similar standard of care regulations applicable to insurance producers and/or insurance companies. The Company continues to closely follow these proposals and other relevant federal and state-level regulatory and legislative developments in this area. While management cannot predict the long-term impact of these developments on the Company's businesses, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace.

19. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent formed Fortitude Group Holdings, LLC (Fortitude Holdings) to act as a holding company for Fortitude Re. On November 13, 2018, AIG Parent completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. (Carlyle) (the Fortitude Re Closing). Fortitude Holdings owns 100 percent of the outstanding common shares of Fortitude Re and AIG Parent has an
80.1 percent ownership interest in Fortitude Holdings. In connection with the sale, AIG Parent agreed to certain investment commitment targets into various Carlyle strategies and to certain minimum investment management fee payments within thirty-six months following the Fortitude Re Closing. AIG Parent also will be required to pay a proportionate amount of an agreed make-whole fee to the extent AIG Parent fails to satisfy such investment commitment targets. In connection with the Fortitude Re Closing, the Company's insurance company subsidiaries, AGL and USL, have each also entered into an investment management agreement with a Carlyle affiliate pursuant to which such subsidiary retained the Carlyle affiliate to manage certain assets in its general account investment portfolio.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


AIG Parent continues to execute initiatives focused on organizational simplification, operational efficiency, and business rationalization. In keeping with AIG's broad and ongoing efforts to transform for long-term competitiveness, AIG Parent recognized restructuring costs of $395 million, $413 million and $694 million of pre-tax restructuring and other costs in 2018, 2017 and 2016, respectively, primarily comprised of employee severance charges.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company's commercial mortgage loans were transferred to special purpose entities, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. The transfer was accounted for as a sale and the Company derecognized the commercial mortgage loans transferred. The beneficial interests in loan-backed and structured securities and equity interests received by the Company were initially recognized at fair value as unaffiliated investments, as these securities are non-recourse to the issuer, and interest and principal payments are dependent upon the cash flows from the underlying unaffiliated mortgage loans.

Lighthouse VI

During 2013, the Company, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company's Representative Security Account
(RSA).

In each transaction, a portion of the Company's securities were transferred to the RSA of the affiliate, AGL, in exchange for other AGL securities.

Ambrose

During 2012, 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (the Ambrose entities). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. These structured securities were designed to closely replicate the interest and principal amortization payments of the transferred securities.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG, which are guaranteed by AIG. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand.

These capital commitments received by the Ambrose entities range from $200 million to $400 million per entity.

American Home Guarantee

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of the agreement, American Home has unconditionally and irrevocably guaranteed insurance policies that the Company issued between March 3, 2003 and December 29, 2006. American Home's audited statutory financial statements are filed with the SEC in the Company's registration statements for variable products that are subject to the Guarantee.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Affiliated Transactions

The Company purchases or sells securities, at fair market value, to or from affiliates in the ordinary course of business.

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIG Global Real Estate Investment Corp. (including its investment management affiliates, "AIGGRE"), by contributing such interests to three separate real estate investment funds managed by AIGGRE - AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018. In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $36 million (representing approximately 3% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $66 million and received a cash payment from the fund of approximately $42 million. In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $108 million (representing approximately 4% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $148.9 million and received a cash payment from the fund of approximately $65.7 million. Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $19.6 million (representing approximately 3% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $19.2 million and received a cash payment from the fund of approximately $6.3 million.

As a result of this transaction, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I were approximately $11.9 million, $23.3 million and $8.9 million, respectively.

In December 2018, The USL transferred bonds to the Company, with an aggregate fair market value of $210 million, in exchange for bonds, leveraged loans and cash of equivalent value. These exchanges were intended to better balance investment risks and returns between the Company and this affiliate.

In July 2018, the Company purchased from AGL and USL securities with an aggregate fair market value of $648 million and $29 million, respectively, in exchange for cash.

In February 2018, the Company executed a Modified Coinsurance (ModCo) Agreement with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), an AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. See Note 13 for additional information regarding this reinsurance transaction.

In October 2017, the Company's subsidiary, AIG Home Loan 3, transferred a portfolio of U.S. residential mortgage loans with a carrying value of approximately $165 million to a newly formed special purpose vehicle. The transaction involved securitization of the transferred loans and the special purpose vehicle issued residential mortgage-backed securities. The residential mortgage-backed securities purchased by the Company from the special purpose vehicle are accounted for as non-affiliated securities and are valued and reported in accordance with the designation assigned by the NAIC Securities Valuation Office and SSAP 43 - Revised - Loan-Backed and Structured Securities.

In May 2017, the Company's wholly owned subsidiary, AIG Home Loan 3, LLC, transferred certain residential mortgage loans (RMLs) to the Company as a return of capital distribution. The RMLs were recorded by the Company in the amount of $525 million, which was the loans' adjusted carrying value at the time of transfer. Prior to the transfer, the RMLs were indirectly owned by the Company through its investment in AIG Home Loan 3, LLC, which was reported on Schedule BA. After the transfer, the RMLs are directly owned by the Company and reported as Schedule B assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


In February 2017, the Company purchased commercial mortgage loans from certain affiliated AIG domestic property casualty insurance companies for initial cash consideration totaling approximately $197 million, based on the outstanding principal balance of each loan, which was ultimately trued up to fair value based on underlying property appraisals and valuations.

In January and February 2017, the Company purchased investment grade private placement bonds from certain affiliated AIG domestic property casualty insurance companies, at fair market value, for cash consideration totaling approximately $220 million.

On September 27, 2016, the Company purchased securities from its affiliate AGL, at fair market value, for total cash consideration of $508 million.

During 2016, the Company transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling $421 million, as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG Parent, in which the Company and each such affiliate can borrow monies from AIG Parent subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company's maximum borrowing limit being $500 million.

At December 31, 2018 and 2017, the Company did not have any amounts outstanding under the facility.

Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company's investments in non-insurance SCA entities as of December 31, 2018:

                                                        Admitted
                                    Gross  Non-admitted  Asset    Date of NAIC
(in millions)                       Amount    Amount     Amount      Filing
-------------                       ------ ------------ -------- --------------
VALIC Finl Advisors Inc............  $ 88      $88        $--    April 30, 2018
AIG Home Loan 3, LLC...............    77       --         77    Not Applicable
Selkirk No. 2 Investments..........    12       --         12    Not Applicable
Selkirk No. 3V Investments.........     2       --          2    Not Applicable
                                     ----      ---        ---
Total..............................  $179      $88        $91
                                     ====      ===        ===

Operating Agreements

Pursuant to service and expense agreements, AIG and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $332 million, $291 million and $270 million as part of the cost sharing expenses attributed to the Company but incurred by AIG Parent and affiliates in 2018, 2017 and 2016, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Pursuant to an amended and restated investment advisory agreement, the majority of the Company's invested assets are managed by an affiliate. The investment management fees incurred were $38 million, $38 million and $36 million in 2018, 2017 and 2016 respectively.

20. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2019, the date the financial statements were issued.

In January 2019, VALIC and several of its U.S. insurance company affiliates established AIGGRE U.S. Real Estate Fund III, LP ("U.S. Fund III"), a real estate investment fund managed by AIGGRE. At the closing of U.S. Fund III on January 2, 2019, the Company made a capital commitment to the fund of up to $296 million, which represents approximately 19.7% equity interests in the fund. In connection with the closing of U.S. Fund III, the Company contributed to the fund its interests in certain real estate equity investments with an aggregate fair value of approximately $63.6 million and received a cash payment of approximately $16.8 million. The Company's unfunded capital commitment to U.S. Fund III at January 2, 2019, upon the closing of U.S. Fund III, was approximately $249.2 million.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


21. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES
HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2018 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

  (in thousands)
                     Amortized
                       Cost                                                       Date of
                      Before                                                     Financial
                      Current  Present Value of            Amortized  Fair Value Statement
                      Period    Projected Cash  Recognized Cost After at Time of   Where
CUSIP                  OTTI         Flows          OTTI       OTTI       OTTI    Reported
-----                --------- ---------------- ---------- ---------- ---------- ----------
43710EAD2........... $  1,138  $         1,113   $    25    $  1,113   $  1,077   3/31/2018
65538DAA3...........    7,898            7,704       194       7,704      7,067   3/31/2018
                     --------  ---------------   -------    --------   --------
Quarterly Total..... $  9,036  $         8,817   $   219    $  8,817   $  8,144
                     ========  ===============   =======    ========   ========
94983KAA7........... $ 43,897  $        43,820   $    77    $ 43,820   $ 43,130   6/30/2018
88522EAC7...........    5,368            5,117       251       5,117      5,343   6/30/2018
15132EFM5...........      323              219       104         219        109   6/30/2018
007036UQ7...........    2,693            2,610        83       2,610      2,630   6/30/2018
452550AB2...........    8,927            8,856        71       8,856      8,919   6/30/2018
69371VBH9...........    1,043            1,004        39       1,004      1,036   6/30/2018
                     --------  ---------------   -------    --------   --------
Quarterly Total..... $ 62,251  $        61,626   $   625    $ 61,626   $ 61,167
                     ========  ===============   =======    ========   ========
264407AA5........... $ 15,582  $        13,465   $ 2,117    $ 13,465   $ 12,110   9/30/2018
52109PAJ4...........   19,048           13,958     5,090      13,958     14,055   9/30/2018
22541QYX4...........      319               40       279          40        221   9/30/2018
45669BAA0...........    7,733            5,646     2,087       5,646      7,692   9/30/2018
02660TCH4...........   19,344           19,077       267      19,077     19,093   9/30/2018
225470UK7...........    4,890            4,736       154       4,736      4,873   9/30/2018
761118LK2...........    5,325            5,300        25       5,300      5,207   9/30/2018
161546DU7...........    1,356            1,352         4       1,352      1,344   9/30/2018
12669DVU9...........      797              705        92         705        512   9/30/2018
55265K3E7...........    1,017            1,009         8       1,009      1,016   9/30/2018
12652CBB4...........    5,170            5,163         7       5,163      4,890   9/30/2018
12652CBC2...........    1,778            1,772         6       1,772      1,720   9/30/2018
                     --------  ---------------   -------    --------   --------
Quarterly Total..... $ 82,359  $        72,223   $10,136    $ 72,223   $ 72,733
                     ========  ===============   =======    ========   ========
45254NQX8........... $ 14,825  $        14,620   $   205    $ 14,620   $ 13,305  12/31/2018
86360QAA3...........   77,943           76,738     1,205      76,738     76,095  12/31/2018
933634AG2...........    3,658            3,650         8       3,650      3,621  12/31/2018
12637HAP3...........   31,073           30,879       194      30,879     29,310  12/31/2018
855541AC2...........   10,256           10,093       163      10,093     10,106  12/31/2018
46628FAN1...........    1,049              642       407         642      1,023  12/31/2018
12669DPS1...........      867              683       184         683        471  12/31/2018
22541QR87...........    1,669            1,554       115       1,554      1,311  12/31/2018
151314GG0...........    1,570            1,564         6       1,564      1,516  12/31/2018
760985TN1...........    1,019            1,015         4       1,015        978  12/31/2018
12669FK85...........      646              564        82         564        447  12/31/2018
126694JT6...........    4,719            4,628        91       4,628      4,708  12/31/2018
126670QT8...........   80,853           80,455       398      80,455     79,776  12/31/2018
16163HAE1...........    2,890            2,528       362       2,528      2,688  12/31/2018
05946XR62...........    2,726            2,700        26       2,700      2,697  12/31/2018
12641NBA6...........   13,332           12,705       627      12,705     13,196  12/31/2018
92922F5W4...........    2,894            2,889         5       2,889      2,862  12/31/2018
693680BG4...........    1,686            1,673        13       1,673      1,569  12/31/2018
225458X29...........      935              886        49         886        923  12/31/2018
                     --------  ---------------   -------    --------   --------
Quarterly Total..... $254,610  $       250,466   $ 4,144    $250,466   $246,602
                     ========  ===============   =======    ========   ========
                                Year-end total   $15,124
                                                 =======

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Structured Notes

The following table presents the structured notes held by the Company at December 31, 2018:

                 (in thousands)
                                                       Book/
                                                      Adjusted
                                   Actual             Carrying
                 CUSIP              Cost   Fair Value  Value
                 -----            -------- ---------- --------
                    03350FAA4.... $    506  $    448  $    505
                    05565AAB9....    4,120     4,080     4,114
                    05954TAJ0....      723       719       703
                    06051GGM5....   73,091    68,493    73,036
                    111021AE1....    5,940     5,410     5,521
                    13643EAA3....    5,446     5,727     5,286
                    21987DAB0....   15,479    14,963    15,391
                    225401AF5....    9,000     8,373     9,000
                    23311PAA8....      642       579       642
                    25156PAC7....    5,570     5,217     5,214
                    30711XCL6/*/.   10,500    12,034    10,500
                    61744YAP3....   11,000    10,525    11,000
                    35177PAL1....    3,779     3,792     3,562
                    38148YAA6....   25,061    23,002    25,085
                    46647PAJ5....   58,353    52,675    58,339
                    46647PAL0....    9,696     9,294     9,702
                    539439AQ2....   19,000    16,901    19,000
                    59156RAP3....      114       113       114
                    61744YAK4....    7,000     6,619     7,000
                    61744YAL2....   42,064    38,273    42,061
                    337358BH7....   10,589    10,419    10,504
                    726503AE5....      411       360       411
                    780097BG5....    6,000     5,727     6,000
                    78009PEH0....   25,000    24,107    25,000
                    80928HAA1....      755       749       755
                    912810FH6....      254       352       276
                    984121CQ4....      703       711       704
                    G2214RAE1....    1,596     1,552     1,571
                    M88269TJ0....    1,443       764       933
                                  --------  --------  --------
                 Total........... $353,835  $331,978  $351,929
                                  ========  ========  ========

* Structured notes held by the Company that are defined as a Mortgage-Referenced Security by the IAO.

                           Supplemental Information

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                                                                             December 31,
(in millions)                                                                    2018
-------------                                                                ------------
Investment income earned:
   Government bonds.........................................................   $    25
   Bonds exempt from U.S. tax...............................................        --
   Other bonds (unaffiliated)...............................................     1,743
   Bonds of affiliates......................................................        --
   Preferred stocks (unaffiliated)..........................................         2
   Common stocks (unaffiliated).............................................        --
   Common stocks of affiliates..............................................        30
   Cash and short-term investments..........................................         2
   Mortgage loans...........................................................       297
   Real estate..............................................................         8
   Contract loans...........................................................        31
   Other invested assets....................................................        61
   Derivative instruments...................................................        56
   Miscellaneous income.....................................................         4
                                                                               -------
Gross investment income.....................................................   $ 2,259
                                                                               =======
Real estate owned - book value less encumbrances............................   $    29
                                                                               -------
Mortgage loans - book value:
   Commercial mortgages.....................................................   $ 6,069
   Residential mortgages....................................................       571
   Mezzanine loans..........................................................        10
                                                                               -------
Total mortgage loans........................................................   $ 6,650
                                                                               =======
Mortgage loans by standing - book value:
   Good standing............................................................   $ 6,650
   Good standing with restructured terms....................................        --
   Interest overdue more than 90 days, not in foreclosure...................        --
   Foreclosure in process...................................................        --
                                                                               -------
Total mortgage loans........................................................   $ 6,650
                                                                               =======
Partnerships - statement value..............................................   $    --
                                                                               -------
Bonds and stocks of parents, subsidiaries and affiliates - statement value:
   Bonds....................................................................   $    --
   Common stocks............................................................        --
                                                                               -------
Bonds and short-term investments by class and maturity:
   Bonds and short-term investments by maturity - statement value:
   Due within one year or less..............................................   $ 2,286
   Over 1 year through 5 years..............................................    10,197
   Over 5 years through 10 years............................................    12,937
   Over 10 years through 20 years...........................................     7,033
   Over 20 years............................................................     3,368
                                                                               -------
   Total maturity...........................................................   $35,821
                                                                               =======
   Bonds and short-term investments by class - statement value:
       Class 1..............................................................   $20,677
       Class 2..............................................................    12,223
       Class 3..............................................................     1,292
       Class 4..............................................................     1,114
       Class 5..............................................................       432
       Class 6..............................................................        83
                                                                               -------
   Total by class...........................................................   $35,821
                                                                               =======
   Total bonds and short-term investments publicly traded...................   $20,843
   Total bonds and short-term investments privately placed..................    14,978
                                                                               =======
   Preferred stocks - statement value.......................................   $    41
   Common stocks - market value.............................................        21
   Short-term investments - book value......................................        46
   Options, caps and floors owned - statement value.........................       100
   Collar, swap and forward agreements open - statement value...............       114
   Futures contracts open - current value...................................        (2)
   Cash on deposit..........................................................       119

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

                                                             December 31,
      (in millions)                                              2018
      -------------                                          ------------
      Life insurance in-force:
         Industrial.........................................        --
         Ordinary...........................................   $     2
         Credit.............................................        --
         Group..............................................        --

      Amount of accidental death insurance in-force
        under ordinary policies.............................        --

      Life insurance policies with disability
        provisions in-force:
         Industrial.........................................        --
         Ordinary...........................................        --
         Group life.........................................        --

      Supplementary contracts in-force:
         Ordinary - not involving life contingencies:
             Amount on deposit..............................        26
             Income payable.................................        --

         Ordinary - involving life contingencies:
             Amount on deposit..............................       329
             Income payable.................................        --
                                                               =======
      Annuities:
         Ordinary:
             Immediate - amount of income payable...........   $    20
             Deferred, fully paid - account balance.........    22,786
             Deferred, not fully paid - account balance.....        --

         Group:
             Amount of income payable.......................        14
             Fully paid - account balance...................    17,917
             Not fully paid - account balance...............        --
                                                               =======
      Accident and health insurance - premiums in-force:
         Other..............................................   $    --
         Group..............................................        --
         Credit.............................................        --
                                                               =======
      Deposit funds and dividend accumulations:
         Deposit funds - account balance....................   $    --
         Dividend accumulations - account balance...........        --
                                                               =======
      Claim payments in 2018:
         Group accident & health:
             2018...........................................   $    --
             2017...........................................        --
             2016...........................................        --
             2015...........................................        --
             2014...........................................        --
             Prior..........................................        --

         Other accident & health:
             2018...........................................        --
             2017...........................................        --
             2016...........................................        --
             2015...........................................        --
             2014...........................................        --
             Prior..........................................        --

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2018
(in millions)

1. The Company's total admitted assets as of December 31, 2018 are $78.5 billion.

The Company's total admitted assets, excluding separate accounts, as of December 31, 2018 are $46.0 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

                                                                         Percentage
                                                                          of Total
                                                                          Admitted
Issuer                                   Description of Exposure  Amount   Assets
------                                   -----------------------  ------ ----------
a. The Ambrose Financial Group Inc......         BONDS             $873     1.90%
b. Ambrose 2013-4.......................         BONDS              858     1.90
c. JPMORGAN CHASE.......................         BONDS              473     1.00
d. WELLS FARGO..........................         BONDS              447     1.00
e. Comm Mortgage Trust..................         BONDS              380     0.80
f. Morgan Stanley.......................         BONDS              308     0.70
g. Varagon Sdlp Senior Note Trust.......         BONDS              278     0.60
h. Citigroup............................         BONDS              207     0.50
i. Morgan Stanley Bank of America
  Merrill Lynch Trust...................         BONDS              176     0.40
j. California, State of.................         BONDS              168     0.40

3. The Company's total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

   Bonds and Short-Term Investments                 Preferred Stocks
--------------------------------------   -------------------------------------
                     Percentage of Total                    Percentage of Total
NAIC Rating  Amount    Admitted Assets   NAIC Rating Amount   Admitted Assets
-----------  ------- ------------------- ----------- ------ -------------------
 NAIC - 1... $20,677        45.00%        P/RP - 1    $ 8            --%
 NAIC - 2...  12,223        26.60         P/RP - 2     27          0.10
 NAIC - 3...   1,292         2.80         P/RP - 3     --            --
 NAIC - 4...   1,114         2.40         P/RP - 4     --            --
 NAIC - 5...     432         0.90         P/RP - 5      6            --
 NAIC - 6...      83         0.20         P/RP - 6     --            --

4. Assets held in foreign investments:

                                                        Percentage
                                                         of Total
                                                         Admitted
                                                 Amount   Assets
                                                 ------ ----------
             a. Total admitted assets held in
               foreign investments.............. $9,551   20.80%
             b. Foreign currency denominated
               investments......................  2,185    4.80
             c. Insurance liabilities
               denominated in that same foreign
               currency.........................     --      --

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)


5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                        Percentage
                                                         of Total
                                                         Admitted
                                                 Amount   Assets
                                                 ------ ----------
             a. Countries rated NAIC - 1........ $8,274   18.00%
             b. Countries rated NAIC - 2........    952    2.10
             c. Countries rated NAIC - 3 or
               below............................    325    0.70

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                         Percentage
                                                          of Total
                                                          Admitted
                                                  Amount   Assets
                                                  ------ ----------
            a. Countries rated NAIC - 1
               Country 1: United Kingdom......... $3,066    6.70%
               Country 2: Australia..............  1,413    3.10
            b. Countries rated NAIC - 2
               Country 1: Mexico.................    192    0.40
               Country 2: Peru...................    107    0.20
            c. Countries rated NAIC - 3 or below
               Country 1: Brazil.................    111    0.20
               Country 2: South Africa...........     92    0.20

7. Aggregate unhedged foreign currency exposure:

                                                        Percentage
                                                         of Total
                                                         Admitted
                                                 Amount   Assets
                                                 ------ ----------
             Aggregate unhedged foreign
               currency exposure................ $2,189    4.80%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                        Percentage
                                                         of Total
                                                         Admitted
                                                 Amount   Assets
                                                 ------ ----------
             a. Countries rated NAIC - 1........ $2,176    4.70%
             b. Countries rated NAIC - 2........      5      --
             c. Countries rated NAIC - 3 or
               below............................      7      --

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)


9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                         Percentage
                                                          of Total
                                                          Admitted
                                                  Amount   Assets
                                                  ------ ----------
            a. Countries rated NAIC - 1
               Country 1: United Kingdom......... $1,149    2.50%
               Country 2: Ireland................    315    0.70
            b. Countries rated NAIC - 2
               Country 1: Peru...................      2      --
               Country 2: Mexico.................      2      --
            c. Countries rated NAIC - 3 or below
               Country 1: Turkey.................      3      --
               Country 2: Brazil.................      2      --

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                                                 Percentage
                                                                  of Total
                                                                  Admitted
                                             NAIC Rating  Amount   Assets
                                             -----------  ------ ----------
    a. PegasusLife Development Limited...... COMMERCIAL
                                             MORTGAGE
                                             LOAN          $153     0.30%
    b. Silverstone Master Issuer PLC........ NAIC 1         106     0.20
    c. JIB Group Limited.................... NAIC 2         101     0.20
    d. SWAN FUNDING 2 LIMITED............... NAIC 1         100     0.20
    e. DEXUS Funds Management Limited....... NAIC 1          96     0.20
    f. GS LONDON PORTFOLIO II UNIT TRUST.... COMMERCIAL
                                             MORTGAGE
                                             LOAN            94     0.20
    g. Cooperatieve Rabobank U.A............ NAIC 1/2        89     0.20
    h. DV4 EADON CO. LIMITED................ COMMERCIAL
                                             MORTGAGE
                                             LOAN            88     0.20
    i. Compass Group PLC.................... NAIC 1          83     0.20
    j. Fosse Master Issuer PLC.............. NAIC 1          80     0.20

11. Assets held in Canadian investments are less than 2.5% of the reporting entity's total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company's total admitted assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)


13. The Company's admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

                                                        Percentage
                                                         of Total
                                                         Admitted
                                                 Amount   Assets
                                                 ------ ----------
             a. VALIC Financial Advisors, Inc...  $88      0.20%
             b. AIG Home Loan 3 LLC.............   77      0.20
             c. Marina..........................   76      0.20
             d. TIGER GLOBAL....................   70      0.20
             e. Metropark Investor LLC..........   59      0.10
             f. AIGGRE U.S. Real Estate Fund II
               LP...............................   53      0.10
             g. Bayshore Shopping Center
               Investor LLC.....................   51      0.10
             h. Two Creeks Capital Partners LP..   29      0.10
             i. Beehive.........................   29      0.10
             j. Centaur Funding Corporation.....   28      0.10

14. Assets held in nonaffiliated, privately placed equities:

                                                        Percentage
                                                         of Total
                                                         Admitted
                                                 Amount   Assets
                                                 ------ ----------
             Aggregate statement value of
               investment held in
               nonaffiliated, privately placed
               equities:........................  $175     0.40%
             Largest three investments held in
               nonaffiliated, privately placed
               equities:
             a. Marina..........................  $ 76     0.20
             b. TIGER GLOBAL....................    70     0.20
             c. Two Creeks Capital Partners LP..    29     0.10

15. Assets held in general partnership interests are less than 2.5 percent of the Company's total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                        Percentage
                                                         of Total
                                                         Admitted
                                                 Amount   Assets
                                                 ------ ----------
             a. COMMERCIAL MORTGAGE LOAN, Loan
               No. 5555060, GBR.................  $124     0.30%
             b. COMMERCIAL MORTGAGE LOAN, Loan
               No. 8002626, NY..................   123     0.30
             c. COMMERCIAL MORTGAGE LOAN, Loan
               No. 8002642, FL..................   100     0.20
             d. COMMERCIAL MORTGAGE LOAN, Loan
               No. 8002507, NY..................    99     0.20
             e. COMMERCIAL MORTGAGE LOAN, Loan
               No. 5555143, GBR.................    95     0.20
             f. COMMERCIAL MORTGAGE LOAN, Loan
               No. 8002282, HI..................    93     0.20
             g. COMMERCIAL MORTGAGE LOAN, Loan
               No. 5555143, GBR.................    88     0.20
             h. COMMERCIAL MORTGAGE LOAN, Loan
               No. 8002587, NY..................    85     0.20
             i. COMMERCIAL MORTGAGE LOAN, Loan
               No. 8002157, NY..................    85     0.20
             j. COMMERCIAL MORTGAGE LOAN, Loan
               No. 8002538, CA..................    81     0.20

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)


Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                        Percentage
                                                         of Total
                                                         Admitted
                                                 Amount   Assets
                                                 ------ ----------
             a. Construction loans..............  $34      0.10%
             b. Mortgage loans over 90 days
               past due.........................   --        --
             c. Mortgage loans in the process
               of foreclosure...................   --        --
             d. Mortgage loans foreclosed.......   --        --
             e. Restructured mortgage loans.....   --        --

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                            Residential       Commercial       Agricultural
                                         ----------------  ----------------  ----------------
                                                Percentage        Percentage        Percentage
                                                 of Total          of Total          of Total
                                                 Admitted          Admitted          Admitted
Loan-to-Value                            Amount   Assets   Amount   Assets   Amount   Assets
-------------                            ------ ---------- ------ ---------- ------ ----------
a. above 95%............................  $ --       --%   $    1      --%    $--       --%
b. 91% to 95%...........................     5       --        --      --      --       --
c. 81% to 90%...........................   172     0.40        --      --      --       --
d. 71% to 80%...........................   233     0.50       234    0.50      --       --
e. below 70%............................   160     0.30     5,795   12.60      --       --

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than
2.5 percent of the Company's total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company's total admitted assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)


20. The Company's total admitted assets subject to the following types of agreements as of the following dates:

                                                                                            Unaudited At End of Each
                                                                                                    Quarter
                                                                                            -----------------------
                                                                                              1st      2nd     3rd
                                                                             At Year-End    Quarter  Quarter Quarter
                                                                          ----------------  -------  ------- -------
                                                                                 Percentage
                                                                                  of Total
                                                                                  Admitted
                                                                          Amount   Assets   Amount   Amount  Amount
                                                                          ------ ---------- -------  ------- -------
a. Securities lending (do not include assets held as collateral for such
  transactions)..........................................................  $359     0.80%    $455     $309    $284
b. Repurchase agreements.................................................    41     0.10       17       34      48
c. Reverse repurchase agreements.........................................    --       --       --       --      --
d. Dollar repurchase agreements..........................................    --       --       --       --      --
e. Dollar reverse repurchase agreements..................................    --       --       --       --      --

21. The Company's potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

                                                 Owned            Written
                                           ----------------  ----------------
                                                  Percentage        Percentage
                                                   of Total          of Total
                                                   Admitted          Admitted
                                           Amount   Assets   Amount   Assets
                                           ------ ---------- ------ ----------
  a. Hedging..............................  $--       --%     $--       --%
  b. Income generation....................   --       --       --       --
  c. Other................................   --       --       --       --

22. The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

                                                       Unaudited At End of Each
                                                               Quarter
                                                       -----------------------
                                                         1st      2nd     3rd
                                        At Year-End    Quarter  Quarter Quarter
                                     ----------------  -------  ------- -------
                                            Percentage
                                             of Total
                                             Admitted
                                     Amount   Assets   Amount   Amount  Amount
                                     ------ ---------- -------  ------- -------
 a. Hedging.........................  $66      0.10%     $58      $64     $66
 b. Income generation...............   --        --       --       --      --
 c. Replications....................   --        --       --       --      --
 d. Other...........................   --        --       --       --      --

23. The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

                                                       Unaudited At End of Each
                                                               Quarter
                                                       -----------------------
                                                         1st      2nd     3rd
                                        At Year-End    Quarter  Quarter Quarter
                                     ----------------  -------  ------- -------
                                            Percentage
                                             of Total
                                             Admitted
                                     Amount   Assets   Amount   Amount  Amount
                                     ------ ---------- -------  ------- -------
 a. Hedging.........................  $--       --%      $22      $25     $--
 b. Income generation...............   --       --        --       --      --
 c. Replications....................   --       --        --       --      --
 d. Other...........................   --       --        --       --      --

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2018

                                                                       Gross Investment  Admitted Assets as Reported in the Annual
                                                                           Holdings                    Statement
(in millions)                                                         -----------------  ----------------------------------------
                                                                                                  Securities
                                                                                                   Lending
                                                                                                  Reinvested
                                                                                                  Collateral  Total
Investment Categories                                                 Amount  Percentage Amount     Amount    Amount   Percentage
---------------------                                                 ------- ---------- -------  ----------  -------  ----------
Bonds:
   U.S. treasury securities.......................................... $   259     0.6%   $   259     $--      $   259      0.6%

   U.S. government agency obligations (excluding mortgage-
     backed securities):
       Issued by U.S. government agencies............................      --      --         --      --           --       --
       Issued by U.S. government sponsored agencies..................      30     0.1         30      --           30      0.1

   Non-U.S. government (including Canada, excluding
     mortgage- backed securities)....................................   1,191     2.7      1,191      --        1,191      2.7

   Securities issued by states, territories and possessions and political subdivisions in the U.S.:
       States, territories and possessions general obligations.......     255     0.6        255      --          255      0.6
       Political subdivisions of states, territories and
         possessions and political subdivisions general
         obligations.................................................     168     0.4        168      --          168      0.4
       Revenue and assessment obligations............................   1,278     2.8      1,278      --        1,278      2.8
       Industrial development and similar obligations................       7      --          7      --            7       --

   Mortgage-backed securities (includes residential and
     commercial MBS):
       Pass-through securities:
          Issued or guaranteed by GNMA...............................      --      --         --      --           --       --
          Issued or guaranteed by FNMA and FHLMC.....................     797     1.8        797      --          797      1.8
          All other..................................................   1,332     3.0      1,332      --        1,332      3.0
       CMOs and REMICs:
          Issued or guaranteed by GNMA, FNMA, FHLMC
            or VA....................................................   1,962     4.4      1,962      --        1,962      4.4
          Issued by non-U.S. Government issuers and
            collateralized by mortgage-based securities
            issued or guaranteed by agencies shown in Line
            1.521....................................................      --      --         --      --           --       --
          All other..................................................   4,669    10.4      4,669      --        4,669     10.4

   Other debt and other fixed income securities (excluding short-
     term):
       Unaffiliated domestic securities (includes credit tenant
         loans and hybrid securities)................................  15,294    34.1     15,294      --       15,294     34.1
       Unaffiliated non-U.S. securities (including Canada)...........   8,533    19.0      8,533      --        8,533     19.0
       Affiliated securities.........................................      --      --         --      --           --       --

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE (Continued)
DECEMBER 31, 2018


                                                                      Gross Investment  Admitted Assets as Reported in the Annual
                                                                          Holdings                    Statement
(in millions)                                                        -----------------  ----------------------------------------
                                                                                                 Securities
                                                                                                  Lending
                                                                                                 Reinvested
                                                                                                 Collateral  Total
Investment Categories                                                Amount  Percentage Amount     Amount    Amount   Percentage
---------------------                                                ------- ---------- -------  ----------  -------  ----------
Equity interests:
   Investments in mutual funds...................................... $    --      --%   $    --     $ --     $    --       --%

   Preferred stocks:
       Affiliated...................................................      --      --         --       --          --       --
       Unaffiliated.................................................      41     0.1         41       --          41      0.1

   Publicly traded equity securities (excluding preferred stocks):

       Affiliated...................................................      --      --         --       --          --       --
       Unaffiliated.................................................      17      --         17       --          17       --

   Other equity securities:
       Affiliated...................................................      --      --         --       --          --       --
       Unaffiliated.................................................       4      --          4       --           4       --

   Other equity interests including tangible personal property under lease:
       Affiliated...................................................      --      --         --       --          --       --
       Unaffiliated.................................................      --      --         --       --          --       --

Mortgage loans:
   Construction and land development................................     380     0.8        380       --         380      0.8
   Agricultural.....................................................      --      --         --       --          --       --
   Single family residential properties.............................     571     1.3        571       --         571      1.3
   Multifamily residential properties...............................   1,585     3.5      1,585       --       1,585      3.5
   Commercial loans.................................................   4,054     9.0      4,054       --       4,054      9.0
   Mezzanine real estate loans......................................      11      --         11       --          11       --

Real estate investments:
   Property occupied by company.....................................       4      --          4       --           4       --
   Property held for production of income (includes $0 million
     of property acquired in satisfaction of debt)..................      --      --         --       --          --       --
   Property held for sale (includes $25 million of property
     acquired in satisfaction of debt)..............................      25     0.1         25       --          25      0.1
Contract loans......................................................     609     1.4        609       --         609      1.4
Derivatives.........................................................     213     0.5        213       --         213      0.5
Receivables for securities..........................................      79     0.2         79       --          79      0.2
Securities lending reinvested collateral assets.....................     354     0.8        354      XXX         XXX      XXX
Cash, cash equivalents and short-term investments...................     189     0.4        189      354         543      1.2
Other invested assets...............................................     883     2.0        883       --         883      2.0
                                                                     -------   -----    -------     ----     -------    -----
Total invested assets............................................... $44,794   100.0%   $44,794     $354     $44,794    100.0%
                                                                     =======   =====    =======     ====     =======    =====

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - THE AUDITED FINANCIAL STATEMENTS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AS OF DECEMBER 31, 2018 AND FOR EACH OF THE TWO YEARS IN THE PERIOD ENDED DECEMBER 31, 2018.

      - THE AUDITED STATUTORY FINANCIAL STATEMENTS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AS OF DECEMBER 31, 2018 AND DECEMBER 31, 2017 AND FOR EACH OF THE THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2018.


(b)  Exhibits



(1)    (a)  Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at
            its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance
            Company Separate Account A................................................................... 1
       (b)  Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of
            Executive Committee of The Variable Annuity Life Insurance Company Board of Directors........ 2
(2)    Form of Custody Agreements........................................................................ Not Applicable
(3)    (a)  Amended and Restated Distribution Agreement between The Variable Annuity Life Insurance
            Company and American General Distributors dated January 1, 2002.............................. 4
       (b)  Amendment No.1 to Distribution Agreement dated April 30, 2015................................ 4
       (c)  Distribution Agreement between The Variable Annuity Life Insurance Company and AIG
            Capital Services, Inc. dated December 31, 2018............................................... Filed Herewith
(4)    (a)  Variable Annuity Contract (V-803 (11/14)).................................................... 4
       (b)  Nursing Home Waiver Rider (VE-7036-RI (11/14))............................................... 4
       (c)  Return of Purchase Payment Optional Death Benefit Endorsement
            (VE-8022 (11/14))............................................................................ 4
       (d)  Maximum Anniversary Value Optional Death Benefit Endorsement
            (VE-8023 (11/14))............................................................................ 4
       (e)  Optional Guaranteed Living Benefit Endorsement (VE-6248 (11/14))............................. 4
       (f)  Premium Plus Endorsement (VE-6245 (11/14))................................................... 4
       (g)  Individual Retirement Annuity Endorsement (VE-6171 (11/14)).................................. 4
       (h)  Roth IRA Endorsement (VE-6172 (11/14))....................................................... 4
       (i)  SEP IRA Endorsement (VE-6173 (11/14))........................................................ 4
       (j)  Pension and Profit Sharing Plan Endorsement (VE-6067 (11/14))................................ 4
       (k)  State Deferred Compensation Plan Endorsement (VE-6066 (11/14))............................... 4
       (l)  Economic Growth and Tax Relief Reconciliation Act ("EGTRRA)
            (VE-6174 (11/14))............................................................................ 4
       (m)  Extended Legacy Program Guide................................................................ 4
       (n)  Optional Guaranteed Living Benefit Endorsement (VE-8036 (11/15))............................. 5
       (o)  Optional Guaranteed Living Benefit Endorsement (VE-6248 (12/15))............................. 6
       (p)  Optional Return of Purchase Payment Death Benefit Endorsement (VE-8022 (12/15)).............. 7
       (q)  Optional Return of Purchase Payment Death Benefit Endorsement (VE-8022 (8/16))............... 7
       (r)  Optional Maximum Anniversary Value Death Benefit Endorsement (VE-8023 (12/15))............... 7
       (s)  Optional Maximum Anniversary Value Death Benefit Endorsement (VE-8023 (8/16))................ 7
       (t)  Optional Guaranteed Living Benefit Endorsement Daily (VE-8036 (12/16))....................... 7
       (u)  Optional Return of Purchase Payment Death Benefit Rider (VE-8022 (12/18)).................... Filed Herewith
       (v)  Optional Maximum Anniversary Value Death Benefit Rider (VE-8023 (12/18))..................... Filed Herewith
       (w)  Optional Guaranteed Lifetime Income Rider (VE-8060 (12/18)).................................. Filed Herewith
       (x)  Optional Guaranteed Lifetime Income Rider (VE-8075 (12/18)).................................. Filed Herewith
(5)    Application for Contract
       (a)  Annuity Application (VA-579 (11/14))......................................................... 4
       (b)  Annuity Application (VA-579 (10/16))......................................................... 6
       (c)  Annuity Application (VA-579E (1/16))......................................................... 6
       (d)  Annuity Application (VA-579E (10/16))........................................................ 6





(6)      Corporate Documents of Depositor
         (a)  Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life
              Insurance Company, effective as of April 28, 1989........................................ 1
         (b)  Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The
              Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective
              March 28, 1990........................................................................... 1
         (c)  Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as
              amended through August 3, 2006........................................................... 3
(7)      Reinsurance Contract.......................................................................... Not Applicable
(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement......................................... 4
         (b)  SunAmerica Series Trust Fund Participation Agreement..................................... 4
         (c)  Lord Abbett Fund Participation Agreement................................................. 4
         (d)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
              Participation Agreement.................................................................. 4
         (e)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement........ 4
         (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement
              Addendum................................................................................. 4
         (g)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement................................................................................ 4
         (h)  Seasons Series Trust Fund Participation Agreement........................................ 4
         (i)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement...................... 6
(9)      Opinion of Counsel and Consent of Depositor................................................... 4
(10)     Consent....................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23..................................................... Not Applicable
(12)     Initial Capitalization Agreement.............................................................. Not Applicable
(13)     Other
         (a)  Power of Attorney -- The Variable Annuity Life Insurance Company Directors............... Filed Herewith


--------
1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  45, File Nos. 033-75292 and 811-03240, filed on March 1, 1996, Accession No. 0000950129-96-000265.

2 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment
  No. 77, File Nos. 033-75292 and 811-03240, filed on April 30, 2003,
  Accession No. 0000899243-03-000987.

3 Incorporated by reference to Initial Registration Statement, File Nos.
  333-137942 and 811-03240, filed on October 11, 2006, Accession No.
  0001193125-06-206012.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession
  No. 0001193125-15-149785.

5 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  222, File Nos. 333-201800 and 811-03240, filed on April 29, 2016, Accession
  No. 0001193125-16-568272.

6 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  233, File Nos. 333-201800 and 811-03240 filed on December 15, 2016,
  Accession No. 0001193125-16-794260.


7 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment
  236, File Nos. 333-201800 and 811-03240 filed on April 26, 2017, Accession
  No. 0001193125-17-139091.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board and President
Jana W. Greer(1)                                   Director and Chief Executive Officer
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Don W. Cummings(2)                                 Director, Senior Vice President and Controller
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Elias F. Habayeb(2)                                Director
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Craig A. Sabal(4)                                  Director, Senior Vice President and Chief Investment Officer
Robert J. Scheinerman                              President, Group Retirement
Glenn R. Harris                                    Executive Vice President
Charles S. Shamieh(2)                              Executive Vice President, Head of Legacy Portfolio
Eric S. Levy                                       Executive Vice President
William C. Kolbert(5)                              Senior Vice President and Business Information Officer
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operating Officer
Christine A. Nixon(1)                              Senior Vice President and General Counsel
Kara R. Boling                                     Senior Vice President, Operations
Axel P. Andre(3)                                   Senior Vice President, Market Risk Management
Christopher V. Muchmore(1)                         Senior Vice President, Market Risk Management
Craig A. Anderson                                  Senior Vice President and Life Controller
Stewart R. Polakov(1)                              Vice President
William L. Mask                                    Vice President
Edward P. Voit(7)                                  Vice President
Julie Cotton Hearne                                Vice President and Secretary
Manda Ghaferi(1)                                   Vice President
Christina M. Haley (1)                             Vice President, Product Filing
Mary M. Newitt (1)                                 Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Frank Kophamel                                     Vice President and Appointed Actuary
Mallary L. Reznik(1)                               Vice President and Assistant Secretary
Michael J. Kirincic (4)                            Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Daniel R. Cricks                                   Vice President and Tax Officer
Stephen G. Lunanuova (4)                           Vice President and Tax Officer
Barbara J. Moore                                   Vice President and Tax Officer
Justin J.W. Caulfield(2)                           Vice President and Treasurer
Michelle D. Campion(3)                             Vice President
Jeffrey S. Flinn                                   Vice President
Jennifer N. Miller(3)                              Vice President
Melissa H. Cozart                                  Privacy Officer
Amanda K. Ouslander                                Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Mark J. Happe                                      Vice President, 38a-1 Compliance Officer
Rosemary Foster                                    Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Laszlo Kulin(4)                                    Investment Tax Officer
Alireza Vaseghi(4)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets



--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   175 Water Street, New York, NY 10038

(3)   777 S. Figueroa Street, Los Angeles, CA 90017

(4)   80 Pine Street, New York, NY 10005

(5)   50 Danbury Road, Wilton, CT 06897

(6)   2000 American General Way, Brentwood, TN 37027


(7)   301 Grant Street, Pittsburgh, PA 15219


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-18-000023, filed on February 15, 2019. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 29, 2019, the number of Polaris Platinum Elite contracts funded by The Variable Annuity Life Insurance Company Separate Account A was 2,611 of which 2,227 were qualified contracts and 384 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operating Officer,
                               Controller and Treasurer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities
   Michael Fortey(2)           Chief Compliance Officer
   John Thomas Genoy(1)        Vice President
   Mallary Loren Reznik        Vice President
   Daniel R. Cricks(2)         Vice President, Tax Officer
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Julie A. Cotton Hearne(2)   Vice President and Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, Texas 77019.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 23rd day of April, 2019.



                                       THE VARIABLE ANNUITY LIFE INSURANCE
                                       COMPANY SEPARATE ACCOUNT A
                                       (Registrant)


                                       BY: THE VARIABLE ANNUITY LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  CRAIG A. ANDERSON
                                          -------------------------------------
                                          CRAIG A. ANDERSON
                                          SENIOR VICE PRESIDENT AND LIFE
                                          CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                                Director, Chairman and President              April 23, 2019
------------------------------
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                  Director, Senior Vice President and Chief Risk       April 23, 2019
------------------------------                              Officer
KATHERINE A. ANDERSON

*DON W. CUMMINGS                        Director, Senior Vice President and Controller       April 23, 2019
------------------------------
DON W. CUMMINGS

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 23, 2019
------------------------------                         Financial Officer
THOMAS J. DIEMER

*JANA W. GREER                               Director and Chief Executive Officer            April 23, 2019
------------------------------
JANA W. GREER

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 23, 2019
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 23, 2019
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*CRAIG A. SABAL                      Director, Senior Vice President and Chief Investment    April 23, 2019
------------------------------                              Officer
CRAIG A. SABAL

/s/  CRAIG A. ANDERSON                       Senior Vice President and Controller            April 23, 2019
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 23, 2019
------------------------------
*MANDA GHAFERI




                                 EXHIBIT INDEX




 EXHIBIT NO.                                                    DESCRIPTION
-------------   ----------------------------------------------------------------------------------------------------------
(4)(c)          Distribution Agreement between The Variable Annuity Life Insurance Company and AIG Capital Services, Inc.
                dated December 31, 2018
(4)(u)          Optional Return of Purchase Payment Death Benefit Rider
(4)(v)          Optional Maximum Anniversary Value Death Benefit Rider
(4)(w)          Optional Guaranteed Lifetime Income Rider
(4)(x)          Optional Guaranteed Lifetime Income Rider
(10)            Consent
(13) (a)        Power of Attorney -- The Variable Annuity Life Insurance Company Directors